UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Spartan ® Extended Market
Index Fund

May 31, 2008

1.816014.103

SEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	21,842	$ 489,042
American Axle & Manufacturing Holdings, Inc.	42,773	795,150
Amerigon, Inc. (a)	23,891	296,726
Amerityre Corp. (a)(d)	29,329	50,153
ArvinMeritor, Inc.	79,316	1,187,361
BorgWarner, Inc.	110,268	5,701,958
Cooper Tire & Rubber Co.	55,555	609,994
Dana Holding Corp. (a)	43,600	462,160
Dorman Products, Inc. (a)	2,806	26,657
Drew Industries, Inc. (a)	19,046	418,631
Exide Technologies (a)(d)	79,119	1,304,672
Federal-Mogul Corp. Class A (a)	24,100	481,518
Fuel Systems Solutions, Inc. (a)	12,638	352,347
Gentex Corp.	141,558	2,485,758
Hawk Corp. Class A (a)	3,526	63,186
Hayes Lemmerz International, Inc. (a)	129,780	508,738
Lear Corp. (a)(d)	58,863	1,515,722
Modine Manufacturing Co.	27,539	433,464
Noble International Ltd.	18,873	107,387
Proliance International, Inc. (a)	3,337	3,504
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	28,234
Sauer-Danfoss, Inc.	10,641	331,893
Shiloh Industries, Inc.	7,998	79,340
Spartan Motors, Inc.	30,723	277,429
Standard Motor Products, Inc.	9,163	77,886
Stoneridge, Inc. (a)	21,118	353,304
Strattec Security Corp.	1,213	45,730
Superior Industries International, Inc. (d)	23,559	484,373
Tenneco, Inc. (a)	41,435	993,611
TRW Automotive Holdings Corp. (a)	47,769	1,191,837
Visteon Corp. (a)	115,472	466,507
WABCO Holdings, Inc.	52,700	2,754,102
		24,378,374
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	45,573
Fleetwood Enterprises, Inc. (a)(d)	65,521	272,567
Monaco Coach Corp.	40,798	186,855
Thor Industries, Inc. (d)	34,161	920,981
Winnebago Industries, Inc.	27,655	412,613
		1,838,589
Distributors - 0.1%
Amcon Distributing Co.	1,022	31,989
Aristotle Corp. (a)	3,170	34,426
Audiovox Corp. Class A (a)	17,037	181,614
Building Materials Holding Corp. (d)	25,698	68,871
Core-Mark Holding Co., Inc. (a)	13,487	391,662
Design Within Reach, Inc. (a)	7,015	27,218
DXP Enterprises, Inc. (a)	5,096	209,649

	Shares	Value
LKQ Corp. (a)	122,421	$ 2,712,849
Source Interlink Companies, Inc. (a)(d)	25,121	29,894
		3,688,172
Diversified Consumer Services - 0.8%
American Public Education, Inc.	12,734	472,304
Capella Education Co. (a)	10,194	661,693
Career Education Corp. (a)(d)	84,255	1,541,024
Carriage Services, Inc. Class A (a)	9,225	66,236
Coinstar, Inc. (a)	24,128	919,277
Collectors Universe, Inc.	1,240	11,805
Corinthian Colleges, Inc. (a)	87,386	1,118,541
CPI Corp.	3,642	82,491
DeVry, Inc.	58,161	3,318,085
Hillenbrand, Inc.	60,481	1,339,654
INVESTools, Inc. (a)(d)	49,776	399,204
ITT Educational Services, Inc. (a)	38,085	2,766,114
Jackson Hewitt Tax Service, Inc. (d)	27,794	389,672
Mace Security International, Inc. (a)	8,918	15,785
Matthews International Corp. Class A	31,996	1,523,330
Nobel Learning Communities, Inc. (a)	2,715	37,196
Pre-Paid Legal Services, Inc. (a)	11,474	481,793
Princeton Review, Inc. (a)	7,132	54,774
Regis Corp.	42,201	1,280,378
Service Corp. International	277,157	2,965,580
Sotheby's Class A (ltd. vtg.)	62,873	1,686,254
Steiner Leisure Ltd. (a)	17,289	668,393
Stewart Enterprises, Inc. Class A (d)	88,229	608,780
Strayer Education, Inc.	14,184	2,835,382
Universal Technical Institute, Inc. (a)(d)	27,449	354,641
Weight Watchers International, Inc.	36,503	1,526,190
		27,124,576
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	34,768	347,680
Ambassadors Group, Inc.	15,867	294,492
Ambassadors International, Inc. (d)	7,395	46,810
American Wagering, Inc. (a)	4,600	2,622
Ameristar Casinos, Inc. (d)	26,350	469,557
ARK Restaurants Corp.	5,734	151,951
Bally Technologies, Inc. (a)	45,707	2,057,272
Benihana, Inc. Class A (sub. vtg.)	10,026	89,632
BJ's Restaurants, Inc. (a)	20,082	257,451
Bluegreen Corp. (a)	15,202	108,086
Bob Evans Farms, Inc.	31,313	911,521
Boyd Gaming Corp. (d)	53,566	854,378
Brinker International, Inc.	103,009	2,258,987
Buca, Inc. (a)	5,333	2,667
Buffalo Wild Wings, Inc. (a)	17,260	568,717
Burger King Holdings, Inc.	66,698	1,904,228
California Pizza Kitchen, Inc. (a)	27,163	377,837
Carrols Restaurant Group, Inc. (a)	13,945	96,778
CBRL Group, Inc.	21,251	625,842
CEC Entertainment, Inc. (a)	28,600	1,033,604
Cedar Fair LP (depository unit)	45,526	1,055,293
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Century Casinos, Inc. (a)	29,959	$ 119,836
Chipotle Mexican Grill, Inc. Class A (a)(d)	30,239	2,791,060
Choice Hotels International, Inc.	34,766	1,204,642
Churchill Downs, Inc.	11,663	498,477
CKE Restaurants, Inc.	55,663	659,050
Cosi, Inc. (a)	50,022	152,067
Denny's Corp. (a)	103,524	420,307
Domino's Pizza, Inc. (d)	40,766	548,710
Dover Downs Gaming & Entertainment, Inc.	19,410	169,255
Dover Motorsports, Inc.	22,686	141,107
Einstein Noah Restaurant Group, Inc. (a)	5,000	70,200
Empire Resorts, Inc. (a)(d)	29,497	111,794
Famous Dave's of America, Inc. (a)	10,737	97,599
Frisch's Restaurants, Inc.	2,711	73,848
Gaylord Entertainment Co. (a)(d)	43,063	1,223,420
Great Wolf Resorts, Inc. (a)(d)	56,227	390,778
Icahn Enterprises LP	5,579	507,689
IHOP Corp. (d)	17,704	830,141
International Speedway Corp. Class A	35,090	1,557,294
Interstate Hotels & Resorts, Inc. (a)	17,282	61,005
Isle of Capri Casinos, Inc. (a)(d)	25,751	176,394
Jack in the Box, Inc. (a)	56,988	1,400,195
Jamba, Inc. (a)(d)	20,639	47,882
Krispy Kreme Doughnuts, Inc. (a)(d)	54,754	194,377
Landry's Restaurants, Inc. (d)	12,835	210,622
Las Vegas Sands Corp. (a)	100,106	6,951,361
Life Time Fitness, Inc. (a)(d)	32,583	1,303,972
Littlefield Corp. (a)	600	648
Lodgian, Inc. (a)	30,634	275,706
Luby's, Inc. (a)	27,286	192,912
Marcus Corp.	29,821	513,816
Max & Erma's Restaurants, Inc. (a)	2,608	10,171
McCormick & Schmick's Seafood Restaurants (a)(d)	12,159	115,754
MGM Mirage, Inc. (a)	95,606	4,704,771
Monarch Casino & Resort, Inc. (a)	14,183	196,435
Morgans Hotel Group Co. (a)(d)	34,281	441,196
Morton's Restaurant Group, Inc. (a)	8,711	70,995
MTR Gaming Group, Inc. (a)(d)	23,573	127,294
Multimedia Games, Inc. (a)(d)	34,474	187,539
O'Charleys, Inc.	29,511	327,572
Orient Express Hotels Ltd. Class A	36,293	1,707,223
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	621,068
Panera Bread Co. Class A (a)(d)	31,349	1,628,267
Papa John's International, Inc. (a)	22,475	661,439
Peet's Coffee & Tea, Inc. (a)(d)	16,921	395,275
Penn National Gaming, Inc. (a)	73,559	3,414,609
Pinnacle Entertainment, Inc. (a)(d)	56,457	783,059
Premier Exhibitions, Inc. (a)(d)	16,798	82,982

	Shares	Value
Progressive Gaming International Corp. (a)	36,971	$ 53,608
Red Lion Hotels Corp. (a)	13,529	117,432
Red Robin Gourmet Burgers, Inc. (a)	12,651	425,200
Riviera Holdings Corp. (a)	9,800	158,760
Royal Caribbean Cruises Ltd.	127,573	3,791,470
Rubio's Restaurants, Inc. (a)	3,930	20,122
Ruby Tuesday, Inc. (d)	49,115	367,380
Ruth's Chris Steak House, Inc. (a)	15,729	111,047
Scientific Games Corp. Class A (a)(d)	66,898	2,162,812
Shuffle Master, Inc. (a)(d)	35,674	222,606
Silverleaf Resorts, Inc. (a)	16,000	34,560
Six Flags, Inc. (a)(d)	81,962	168,022
Sonic Corp. (a)(d)	64,240	1,232,123
SPEEDUS Corp. (a)	475	575
Speedway Motorsports, Inc.	12,671	322,984
Texas Roadhouse, Inc. Class A (a)	51,113	563,776
The Cheesecake Factory, Inc. (a)(d)	64,435	1,290,633
The Steak n Shake Co. (a)(d)	28,073	190,054
Town Sports International Holdings, Inc. (a)(d)	11,158	92,946
Triarc Companies, Inc. Class B	66,579	468,050
Trump Entertainment Resorts, Inc. (a)(d)	22,714	79,499
Vail Resorts, Inc. (a)(d)	29,367	1,462,183
VCG Holding Corp. (a)	18,692	84,862
WMS Industries, Inc. (a)	44,326	1,641,835
Wynn Resorts Ltd. (d)	60,509	6,052,715
Youbet.com, Inc. (a)	30,676	45,400
		73,047,872
Household Durables - 0.9%
American Greetings Corp. Class A	49,737	928,092
Avatar Holdings, Inc. (a)(d)	6,380	221,195
Bassett Furniture Industries, Inc.	8,703	104,349
Beazer Homes USA, Inc. (d)	36,415	253,084
Blyth, Inc.	27,359	532,406
Brookfield Homes Corp. (d)	9,444	142,604
California Coastal Communities, Inc. (a)(d)	7,836	35,811
Cavalier Homes, Inc. (a)	13,027	29,832
Cavco Industries, Inc. (a)	8,826	338,301
Champion Enterprises, Inc. (a)	73,058	610,034
Cobra Electronics Corp.	1,132	3,690
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	2,300
Craftmade International, Inc.	2,794	18,217
CSS Industries, Inc.	8,769	258,510
Directed Electronics, Inc. (a)	13,160	20,266
Dixie Group, Inc. (a)	6,499	47,443
Emerson Radio Corp. (a)	9,263	11,023
Ethan Allen Interiors, Inc.	29,545	828,442
Flexsteel Industries, Inc.	3,192	36,708
Furniture Brands International, Inc.	52,886	743,577
Garmin Ltd. (d)	123,988	6,032,016
Helen of Troy Ltd. (a)	25,072	448,037
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Hooker Furniture Corp.	10,379	$ 209,448
Hovnanian Enterprises, Inc. Class A (a)(d)	43,491	341,839
iRobot Corp. (a)(d)	18,258	255,977
Jarden Corp. (a)	65,589	1,229,794
La-Z-Boy, Inc. (d)	52,536	333,604
Lenox Group, Inc. (a)	11,079	8,088
Libbey, Inc.	18,245	210,365
Lifetime Brands, Inc. (d)	12,011	84,197
M.D.C. Holdings, Inc.	33,263	1,351,476
M/I Homes, Inc. (d)	15,338	263,353
Meritage Homes Corp. (a)	26,425	457,153
Mohawk Industries, Inc. (a)(d)	51,351	3,855,433
National Presto Industries, Inc.	7,882	525,651
NVR, Inc. (a)	4,424	2,501,197
Orleans Homebuilders, Inc. (d)	4,454	21,023
Palm Harbor Homes, Inc. (a)(d)	9,454	71,567
Russ Berrie & Co., Inc. (a)	6,705	81,063
Ryland Group, Inc.	43,209	1,201,210
Sealy Corp., Inc. (d)	38,709	240,770
Skyline Corp.	6,866	183,460
Standard Pacific Corp. (d)	86,964	273,067
Stanley Furniture Co., Inc.	12,350	146,471
Syntax-Brillian Corp. (a)(d)	76,071	60,842
Tempur-Pedic International, Inc. (d)	67,801	728,183
Toll Brothers, Inc. (a)	131,710	2,775,130
Tupperware Brands Corp.	58,364	2,235,341
Universal Electronics, Inc. (a)	13,861	352,347
WCI Communities, Inc. (a)(d)	35,440	67,336
Woodbridge Holdings Corp. (a)	10,641	18,196
		31,729,518
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	338,884
Blue Nile, Inc. (a)(d)	13,568	723,310
dELiA*s, Inc. (a)	18,288	46,634
Drugstore.com, Inc. (a)	71,510	155,177
eDiets.com, Inc. (a)(d)	14,028	62,705
FTD Group, Inc.	28,982	427,485
Gaiam, Inc. Class A (a)(d)	15,653	242,778
GSI Commerce, Inc. (a)(d)	18,751	271,702
Hollywood Media Corp. (a)	26,946	64,670
Liberty Media Corp. - Interactive Series A (a)	600,067	10,195,138
Netflix, Inc. (a)(d)	51,730	1,570,523
NutriSystem, Inc. (d)	33,719	691,914
Orbitz Worldwide, Inc. (d)	55,775	432,814
Overstock.com, Inc. (a)(d)	13,725	346,831
PC Mall, Inc. (a)	3,555	46,002
PetMed Express, Inc. (a)	33,922	473,212
Priceline.com, Inc. (a)(d)	33,309	4,481,060
Shutterfly, Inc. (a)(d)	15,049	216,856

	Shares	Value
Stamps.com, Inc. (a)	24,970	$ 364,562
Systemax, Inc. (d)	10,200	197,676
US Auto Parts Network, Inc. (a)	28,450	105,550
ValueVision Media, Inc. Class A (a)(d)	31,268	137,892
		21,593,375
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	2,386	15,270
Arctic Cat, Inc.	18,451	145,947
Callaway Golf Co.	62,625	795,338
Cybex International, Inc. (a)	14,718	61,080
Escalade, Inc.	6,336	39,600
Gametech International, Inc. (a)	13,061	68,178
JAKKS Pacific, Inc. (a)	26,514	625,730
Johnson Outdoors, Inc. Class A	1,929	30,015
Leapfrog Enterprises, Inc. Class A (a)	51,847	428,256
Marine Products Corp. (d)	11,382	92,991
MarineMax, Inc. (a)(d)	22,612	221,371
Meade Instruments Corp. (a)	4,023	5,431
Nautilus, Inc.	27,540	185,344
Polaris Industries, Inc. (d)	32,449	1,548,466
Pool Corp. (d)	47,400	976,914
RC2 Corp. (a)	19,370	374,035
Smith & Wesson Holding Corp. (a)(d)	25,141	145,064
Sport Supply Group, Inc.	9,387	97,719
Steinway Musical Instruments, Inc. (a)	10,524	288,884
Sturm Ruger & Co., Inc. (a)	29,607	226,197
		6,371,830
Media - 2.8%
4Kids Entertainment, Inc. (a)	18,966	150,400
A.H. Belo Corp. Class A	15,726	149,397
ACME Communications, Inc. (a)	6,362	9,543
Alloy, Inc. (a)	9,144	78,638
Arbitron, Inc.	28,999	1,445,890
Ballantyne of Omaha, Inc. (a)	30	126
Beasley Broadcast Group, Inc. Class A	4,117	19,350
Belo Corp. Series A	78,632	751,722
Cablevision Systems Corp. - NY Group Class A (a)	217,325	5,891,681
Carmike Cinemas, Inc. (d)	16,956	140,735
Charter Communications, Inc. Class A (a)	365,261	580,765
Cinemark Holdings, Inc.	48,212	697,628
Citadel Broadcasting Corp.	158,912	279,685
CKX, Inc. (a)(d)	53,732	567,947
Clear Channel Outdoor Holding, Inc. Class A (a)(d)	42,115	866,306
Cox Radio, Inc. Class A (a)	34,485	439,684
Crown Media Holdings, Inc. Class A (a)(d)	4,844	24,317
Cumulus Media, Inc. Class A (a)(d)	58,225	305,681
DG FastChannel, Inc. (a)	15,830	310,901
Discovery Holding Co. Class A (a)	266,533	6,980,499
DISH Network Corp. Class A (a)	197,128	6,921,164
Dolan Media Co.	22,203	412,976
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A (a)	65,782	$ 2,076,738
Emmis Communications Corp. Class A (a)	64,360	191,149
Entercom Communications Corp. Class A	29,619	286,712
Entertainment Distribution Co., Inc. (a)	64,254	28,914
Entravision Communication Corp. Class A (a)	60,708	324,181
Fisher Communications, Inc. (a)	11,582	406,760
Franklin Electronic Publishers, Inc. (a)	2,339	4,959
GateHouse Media, Inc.	31,265	131,000
Getty Images, Inc. (a)	48,873	1,636,268
Gray Television, Inc.	51,014	205,076
Harris Interactive, Inc. (a)	41,822	79,462
Harte-Hanks, Inc.	44,378	601,322
Hearst-Argyle Television, Inc.	22,579	480,255
Idearc, Inc. (d)	131,424	528,324
Image Entertainment, Inc. (a)	7,100	8,023
Insignia Systems, Inc. (a)	4,959	9,720
Interactive Data Corp.	31,794	875,607
John Wiley & Sons, Inc. Class A	45,838	2,165,846
Journal Communications, Inc. Class A	53,079	311,043
Knology, Inc. (a)	30,013	445,093
Lakes Entertainment, Inc. (a)	25,879	144,146
Lamar Advertising Co. Class A (a)(d)	66,890	2,799,347
Lee Enterprises, Inc. (d)	35,207	239,408
Liberty Global, Inc. Class A (a)	340,000	12,189,000
Liberty Media Corp.:
- Capital Series A (a)	123,649	1,832,478
- Entertainment Class A (a)	494,596	13,354,092
LIN TV Corp. Class A (a)	30,902	282,753
Live Nation, Inc. (a)(d)	73,951	1,120,358
LodgeNet Entertainment Corp. (a)(d)	28,428	185,066
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	21,694	187,870
Marvel Entertainment, Inc. (a)(d)	57,023	1,940,493
Media General, Inc. Class A	21,102	321,594
Mediacom Communications Corp. Class A (a)	57,905	359,590
Medialink Worldwide, Inc. (a)(d)	9,153	9,336
Morningstar, Inc. (a)	14,583	1,034,664
National CineMedia, Inc.	43,280	861,272
National Lampoon, Inc. (a)	1,200	2,400
Navarre Corp. (a)	29,406	52,049
New Frontier Media, Inc.	31,250	159,063
New Motion, Inc.	2,087	9,141
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	22,046
NTN Communications, Inc. (a)	16,316	7,505
Outdoor Channel Holdings, Inc. (a)	22,403	177,208
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	157,046

	Shares	Value
Point.360 (a)	2,433	$ 3,771
PRIMEDIA, Inc. (d)	26,029	148,105
R.H. Donnelley Corp. (a)	66,218	359,564
Radio One, Inc. Class D (non-vtg.) (a)	59,150	69,206
RCN Corp.	41,731	505,362
Reading International, Inc. Class A (a)(d)	10,681	99,333
Regal Entertainment Group Class A	71,702	1,259,804
Regent Communication, Inc. (a)	13,099	12,837
Rentrak Corp. (a)	6,275	87,536
Saga Communications, Inc. Class A (a)	5,932	27,880
Salem Communications Corp. Class A	6,831	16,873
Scholastic Corp. (a)	32,573	1,013,020
Sinclair Broadcast Group, Inc. Class A	58,660	526,180
Sirius Satellite Radio, Inc. (a)(d)	1,292,484	3,257,060
Spanish Broadcasting System, Inc. Class A (a)	67,440	95,090
SPAR Group, Inc. (a)	4,346	4,389
The McClatchy Co. Class A (d)	51,124	449,891
Time Warner Cable, Inc. (a)	142,645	4,265,086
Triple Crown Media, Inc. (a)	2,789	2,064
Valassis Communications, Inc. (a)	47,531	755,268
Value Line, Inc.	523	20,685
Virgin Media, Inc.	280,804	4,405,815
Warner Music Group Corp. (d)	41,805	375,827
Westwood One, Inc. (a)	76,419	130,676
World Wrestling Entertainment, Inc. Class A	21,245	353,729
WorldSpace, Inc. Class A (a)(d)	15,523	24,992
WPT Enterprises, Inc. (a)	6,993	8,042
XM Satellite Radio Holdings, Inc. Class A (a)(d)	301,279	3,202,596
Young Broadcasting, Inc. Class A (a)	4,865	876
		96,750,969
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	45,295	379,119
Dollar Tree, Inc. (a)	91,386	3,372,143
Duckwall-ALCO Stores, Inc. (a)	5,890	77,689
Fred's, Inc. Class A	37,592	471,780
Gottschalks, Inc. (a)	13,746	29,279
Retail Ventures, Inc. (a)	21,851	121,929
Saks, Inc. (a)(d)	111,932	1,546,900
The Bon-Ton Stores, Inc. (d)	10,212	68,012
Tuesday Morning Corp. (a)	37,215	192,774
		6,259,625
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	148,510
Aaron Rents, Inc.	48,602	1,088,199
Advance Auto Parts, Inc.	92,913	3,744,394
Aeropostale, Inc. (a)	72,947	2,548,768
America's Car Mart, Inc. (a)(d)	10,022	165,263
American Eagle Outfitters, Inc.	176,629	3,218,180
AnnTaylor Stores Corp. (a)	63,417	1,736,357
Asbury Automotive Group, Inc.	37,871	623,735
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Barnes & Noble, Inc.	48,758	$ 1,487,607
bebe Stores, Inc.	30,759	351,575
Big 5 Sporting Goods Corp.	20,787	186,875
Blockbuster, Inc. Class A (a)(d)	154,797	503,090
Books-A-Million, Inc.	7,672	57,617
Borders Group, Inc. (d)	62,605	384,395
Brown Shoe Co., Inc.	43,077	727,571
Build-A-Bear Workshop, Inc. (a)(d)	15,816	144,716
Cabela's, Inc. Class A (a)(d)	46,846	648,817
Cache, Inc. (a)	21,416	271,769
CarMax, Inc. (a)(d)	204,027	4,011,171
Casual Male Retail Group, Inc. (a)(d)	41,069	167,972
Charlotte Russe Holding, Inc. (a)	19,130	358,879
Charming Shoppes, Inc. (a)(d)	119,389	693,650
Chico's FAS, Inc. (a)	168,814	1,284,675
Christopher & Banks Corp.	39,028	439,065
Circuit City Stores, Inc. (d)	150,400	738,464
Citi Trends, Inc. (a)	13,118	291,220
Coldwater Creek, Inc. (a)	51,990	340,015
Collective Brands, Inc. (a)(d)	65,714	744,540
Conn's, Inc. (a)(d)	13,453	232,333
Cost Plus, Inc. (a)(d)	14,259	46,057
CSK Auto Corp. (a)	40,616	468,302
Dick's Sporting Goods, Inc. (a)	76,347	1,767,433
Dress Barn, Inc. (a)	40,696	629,567
DSW, Inc. Class A (a)(d)	16,555	244,517
E Com Ventures, Inc. (a)	1,076	23,984
Eddie Bauer Holdings, Inc. (a)	34,117	157,621
Emerging Vision, Inc. (a)	5,700	1,083
Finish Line, Inc. Class A	42,728	338,833
Finlay Enterprises, Inc. (a)	2,122	1,538
Foot Locker, Inc.	142,133	2,076,563
Franklin Covey Co. (a)	19,359	157,195
Gander Mountain Co. (a)(d)	2,718	11,416
Genesco, Inc. (a)(d)	19,789	567,746
Group 1 Automotive, Inc.	23,602	614,596
Guess?, Inc.	51,552	2,104,868
Gymboree Corp. (a)	27,717	1,278,862
Haverty Furniture Companies, Inc.	20,972	220,625
hhgregg, Inc. (d)	12,000	131,760
Hibbett Sports, Inc. (a)(d)	27,021	567,981
Hot Topic, Inc. (a)	39,517	207,464
J. Crew Group, Inc. (a)(d)	42,300	1,576,521
Jo-Ann Stores, Inc. (a)	24,709	556,200
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	375,469
Kirkland's, Inc. (a)	4,549	12,282
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	99,185
Midas, Inc. (a)	16,843	269,825
Monro Muffler Brake, Inc.	25,338	469,513
Mothers Work, Inc. (a)	6,765	82,262
New York & Co., Inc. (a)(d)	16,878	141,100

	Shares	Value
NexCen Brands, Inc. (a)	42,894	$ 28,314
O'Reilly Automotive, Inc. (a)	109,218	2,856,051
Pacific Sunwear of California, Inc. (a)	70,160	666,520
Penske Auto Group, Inc.	41,735	871,844
PetSmart, Inc.	130,389	3,056,318
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (a)	85,092	613,513
Pomeroy IT Solutions, Inc. (a)	3,930	23,541
Rent-A-Center, Inc. (a)	67,681	1,419,947
Restoration Hardware, Inc. (a)	42,873	169,777
Rex Stores Corp. (a)	8,776	147,437
Ross Stores, Inc.	127,985	4,686,811
Sally Beauty Holdings, Inc. (a)(d)	77,094	581,289
Select Comfort Corp. (a)(d)	47,386	139,789
Shoe Carnival, Inc. (a)	10,052	146,759
Sonic Automotive, Inc. Class A (sub. vtg.)	37,224	694,228
Stage Stores, Inc. (d)	43,898	593,062
Stein Mart, Inc.	22,556	130,148
Talbots, Inc. (d)	18,650	135,026
The Buckle, Inc.	16,283	746,250
The Cato Corp. Class A (sub. vtg.)	42,134	661,504
The Children's Place Retail Stores, Inc. (a)	20,849	717,623
The Men's Wearhouse, Inc.	47,136	977,129
The Pep Boys - Manny, Moe & Jack	37,359	335,484
The Walking Co. Holdings, Inc. (a)(d)	2,572	12,860
Tractor Supply Co. (a)(d)	30,048	1,026,740
Trans World Entertainment Corp. (a)	16,560	44,546
TravelCenters of America LLC (a)	16,738	37,661
Tween Brands, Inc. (a)	27,587	547,878
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	6,447	91,934
Urban Outfitters, Inc. (a)	110,259	3,549,237
West Marine, Inc. (a)(d)	18,151	81,680
Wet Seal, Inc. Class A (a)	80,362	360,022
Williams-Sonoma, Inc.	80,523	2,046,895
Wilsons Leather Experts, Inc. (a)	22,999	3,220
Winmark Corp. (a)	2,614	45,092
Zale Corp. (a)(d)	48,284	1,051,626
Zumiez, Inc. (a)(d)	16,813	352,400
		72,189,945
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc. (a)(d)	16,824	112,553
Ashworth, Inc. (a)	4,840	15,633
Carter's, Inc. (a)	51,360	765,264
Charles & Colvard Ltd.	5,525	7,404
Cherokee, Inc.	10,151	276,412
Columbia Sportswear Co. (d)	15,887	696,168
Crocs, Inc. (a)(d)	74,870	764,423
Culp, Inc. (a)	4,772	34,358
Deckers Outdoor Corp. (a)	12,130	1,658,414
Delta Apparel, Inc.	6,654	19,762
FGX International Ltd.	10,000	103,100
Forward Industries, Inc. (NY Shares) (a)	5,267	13,536
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	47,248	$ 1,498,234
G-III Apparel Group Ltd. (a)	17,169	284,834
Hanesbrands, Inc. (a)(d)	91,818	3,029,994
Hartmarx Corp. (a)	38,879	90,977
Heelys, Inc. (a)(d)	13,425	58,936
Iconix Brand Group, Inc. (a)(d)	56,043	812,624
Joe's Jeans, Inc. (a)	3,410	3,444
K-Swiss, Inc. Class A	24,306	389,382
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	246,901
Maidenform Brands, Inc. (a)	25,417	382,272
Movado Group, Inc.	17,220	382,284
Oxford Industries, Inc.	14,226	388,939
Perry Ellis International, Inc. (a)	13,045	355,607
Phillips-Van Heusen Corp.	54,653	2,482,886
Quiksilver, Inc. (a)	123,224	1,052,333
R.G. Barry Corp. (a)	9,000	71,370
Rocky Brands, Inc. (a)(d)	2,631	15,418
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	32,318	777,248
Steven Madden Ltd. (a)	18,811	385,437
Tandy Brands Accessories, Inc.	1,058	4,856
Tarrant Apparel Group (a)	9,692	6,300
Timberland Co. Class A (a)	46,306	852,493
True Religion Apparel, Inc. (a)(d)	18,878	477,236
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,403	1,124,227
Unifi, Inc. (a)	31,529	94,272
Unifirst Corp.	11,389	546,672
Volcom, Inc. (a)	13,237	335,293
Warnaco Group, Inc. (a)	43,497	2,096,120
Weyco Group, Inc.	11,210	322,512
Wolverine World Wide, Inc.	53,361	1,531,994
		24,568,122
TOTAL CONSUMER DISCRETIONARY		389,540,967
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	12,401	493,312
Central European Distribution Corp. (a)(d)	32,043	2,286,588
Coca-Cola Bottling Co. Consolidated	5,734	296,562
Dr Pepper Snapple Group, Inc. (a)(d)	243,200	6,123,776
Hansen Natural Corp. (a)(d)	68,805	2,149,468
Jones Soda Co. (a)(d)	20,735	58,058
MGP Ingredients, Inc. (d)	12,581	93,099
National Beverage Corp.	13,356	100,304
PepsiAmericas, Inc.	56,457	1,375,857
Vermont Pure Holdings Ltd. (a)	4,384	5,918
		12,982,942

	Shares	Value
Food & Staples Retailing - 0.4%
Andersons, Inc. (d)	15,227	$ 645,016
Arden Group, Inc. Class A	749	87,858
BJ's Wholesale Club, Inc. (a)(d)	60,591	2,392,739
Casey's General Stores, Inc.	49,455	1,082,570
Ingles Markets, Inc. Class A	12,038	293,246
Longs Drug Stores Corp.	29,849	1,415,440
Nash-Finch Co.	12,986	496,585
Pricesmart, Inc.	21,057	495,682
Rite Aid Corp. (a)(d)	504,457	1,135,028
Ruddick Corp.	39,909	1,417,967
Spartan Stores, Inc.	26,862	644,151
Susser Holdings Corp. (a)	10,293	122,281
The Great Atlantic & Pacific Tea Co. (a)(d)	32,462	809,278
The Pantry, Inc. (a)	19,706	240,413
United Natural Foods, Inc. (a)(d)	38,239	813,344
Village Super Market, Inc. Class A	2,000	93,700
Weis Markets, Inc.	10,603	365,910
Winn-Dixie Stores, Inc. (a)	51,133	922,951
		13,474,159
Food Products - 1.3%
Alico, Inc.	3,393	135,482
B&G Foods, Inc. Class A	20,207	196,412
Bridgford Foods Corp. (a)	4,789	31,943
Bunge Ltd. (d)	115,512	13,788,667
Cal-Maine Foods, Inc. (d)	15,000	468,000
Calavo Growers, Inc.	15,506	227,318
Chiquita Brands International, Inc. (a)(d)	41,815	1,017,777
Corn Products International, Inc.	71,754	3,373,156
Darling International, Inc. (a)	75,439	1,215,322
Del Monte Foods Co.	182,122	1,586,283
Diamond Foods, Inc.	17,088	350,304
Farmer Brothers Co.	6,050	144,293
Flowers Foods, Inc.	81,863	2,302,806
Fresh Del Monte Produce, Inc. (a)	43,115	1,273,617
Galaxy Nutritional Foods, Inc. (a)	5,579	865
Green Mountain Coffee Roasters, Inc. (a)	18,699	807,049
Griffin Land & Nurseries, Inc.	1,112	38,675
Hain Celestial Group, Inc. (a)	39,916	1,148,383
Hormel Foods Corp.	69,912	2,641,974
Imperial Sugar Co. (d)	11,785	170,883
J&J Snack Foods Corp.	13,008	377,882
John B. Sanfilippo & Son, Inc. (a)	4,719	43,792
Lancaster Colony Corp.	22,977	752,956
Lance, Inc.	30,597	639,783
Lifeway Foods, Inc. (a)	9,724	125,731
Maui Land & Pineapple, Inc. (a)	3,029	87,478
Monterey Gourmet Foods, Inc. (a)	4,304	10,631
Omega Protein Corp. (a)	18,514	257,900
Overhill Farms, Inc. (a)	28,537	225,728
Pilgrims Pride Corp. Class B	41,946	1,090,596
Ralcorp Holdings, Inc. (a)	23,029	1,381,740
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Reddy Ice Holdings, Inc.	20,133	$ 250,656
Sanderson Farms, Inc.	18,882	942,778
Seaboard Corp.	345	619,275
Smithfield Foods, Inc. (a)(d)	117,611	3,680,048
Tasty Baking Co.	4,304	25,178
The Inventure Group, Inc. (a)	3,448	6,655
The J.M. Smucker Co.	54,685	2,886,821
Tootsie Roll Industries, Inc. (d)	29,430	754,291
TreeHouse Foods, Inc. (a)	30,628	800,310
Zapata Corp. (a)	6,888	47,734
		45,927,172
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	62,993	469,928
Church & Dwight Co., Inc.	63,717	3,627,409
Energizer Holdings, Inc. (a)	54,452	4,442,739
Oil-Dri Corp. of America	5,650	96,898
Orchids Paper Products Co. (a)	7,624	58,324
Spectrum Brands, Inc. (a)(d)	59,689	248,306
WD-40 Co.	15,894	550,568
		9,494,172
Personal Products - 0.3%
Alberto-Culver Co.	84,064	2,221,812
Bare Escentuals, Inc. (a)(d)	41,930	841,116
Chattem, Inc. (a)(d)	16,678	1,037,538
Elizabeth Arden, Inc. (a)	27,122	407,101
Herbalife Ltd.	49,980	1,926,229
Integrated Biopharma, Inc. (a)	2,198	5,803
Inter Parfums, Inc.	16,002	402,770
Mannatech, Inc. (d)	11,829	74,759
MediFast, Inc. (a)	7,496	43,852
Natural Health Trends Corp. (a)(d)	8,588	12,624
NBTY, Inc. (a)	56,581	1,847,935
Nu Skin Enterprises, Inc. Class A	51,797	887,801
Nutraceutical International Corp. (a)	13,525	178,936
Parlux Fragrances, Inc. (a)	13,118	44,208
Physicians Formula Holdings, Inc. (a)	15,509	155,400
Prestige Brands Holdings, Inc. (a)	32,948	359,463
Reliv International, Inc.	10,690	62,216
Revlon, Inc. Class A (sub. vtg.) (a)	149,994	125,995
Schiff Nutrition International, Inc.	11,731	73,553
USANA Health Sciences, Inc. (a)(d)	10,065	256,154
		10,965,265
Tobacco - 0.3%
Alliance One International, Inc. (a)	93,273	560,571
Loews Corp. - Carolina Group	105,583	7,660,047
Star Scientific, Inc. (a)(d)	42,163	81,796

	Shares	Value
Universal Corp.	26,078	$ 1,293,730
Vector Group Ltd. (d)	41,933	732,570
		10,328,714
TOTAL CONSUMER STAPLES		103,172,424
ENERGY - 11.1%
Energy Equipment & Services - 3.0%
Allis-Chalmers Energy, Inc. (a)(d)	28,164	483,576
Atwood Oceanics, Inc. (a)	24,867	2,534,196
Basic Energy Services, Inc. (a)(d)	28,570	821,959
Bolt Technology Corp. (a)	9,622	194,461
Boots & Coots/International Well Control, Inc. (a)	49,367	106,139
Bristow Group, Inc. (a)	20,474	1,070,176
Bronco Drilling Co., Inc. (a)	30,147	548,072
Cal Dive International, Inc. (a)(d)	35,768	500,037
Carbo Ceramics, Inc.	20,529	979,028
Complete Production Services, Inc. (a)	39,606	1,135,108
Dawson Geophysical Co. (a)	7,711	526,584
Diamond Offshore Drilling, Inc.	63,336	8,641,564
Dresser-Rand Group, Inc. (a)	81,892	3,301,885
Dril-Quip, Inc. (a)	26,797	1,563,337
ENGlobal Corp. (a)(d)	20,365	209,149
Exterran Holdings, Inc. (a)(d)	63,489	4,667,711
FMC Technologies, Inc. (a)	124,320	8,932,392
Global Industries Ltd. (a)	83,764	1,444,929
Grey Wolf, Inc. (a)(d)	170,607	1,335,853
Gulf Island Fabrication, Inc.	13,541	560,327
Gulfmark Offshore, Inc. (a)	18,266	1,226,197
Helix Energy Solutions Group, Inc. (a)	76,747	2,964,737
Helmerich & Payne, Inc. (d)	92,091	5,769,501
Hercules Offshore, Inc. (a)(d)	84,797	2,876,314
Hornbeck Offshore Services, Inc. (a)	22,809	1,202,034
ION Geophysical Corp. (a)	79,190	1,297,924
Key Energy Services, Inc. (a)	119,800	2,067,748
Lufkin Industries, Inc.	15,225	1,214,651
Matrix Service Co. (a)	23,240	560,316
Mitcham Industries, Inc. (a)	14,875	316,540
NATCO Group, Inc. Class A (a)	13,766	650,719
Natural Gas Services Group, Inc. (a)	16,146	442,562
Newpark Resources, Inc. (a)	84,907	598,594
Oceaneering International, Inc. (a)	53,153	3,792,998
Oil States International, Inc. (a)	47,754	2,789,789
Omni Energy Services Corp. (a)(d)	11,673	66,069
OYO Geospace Corp. (a)	5,097	287,573
Parker Drilling Co. (a)(d)	119,867	1,071,611
Particle Drilling Technologies, Inc. (a)	20,038	60,515
Patterson-UTI Energy, Inc.	146,777	4,620,540
PHI, Inc. (non-vtg.) (a)	12,064	473,150
Pioneer Drilling Co. (a)	49,528	882,094
Pride International, Inc. (a)	155,116	6,815,797
Royale Energy, Inc. (a)	5,582	32,320
RPC, Inc. (d)	46,402	694,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
SEACOR Holdings, Inc. (a)	27,260	$ 2,425,595
Sulphco, Inc. (a)(d)	45,227	166,435
Superior Energy Services, Inc. (a)	77,857	4,180,142
Superior Well Services, Inc. (a)	16,970	419,838
T-3 Energy Services, Inc. (a)	12,234	791,784
TETRA Technologies, Inc. (a)	75,099	1,616,130
TGC Industries, Inc.	13,381	92,730
Tidewater, Inc.	52,328	3,575,572
Trico Marine Services, Inc. (a)(d)	12,275	471,237
Union Drilling, Inc. (a)	22,965	431,283
Unit Corp. (a)	43,552	3,340,003
W-H Energy Services, Inc. (a)	29,097	2,488,666
		102,330,829
Oil, Gas & Consumable Fuels - 8.1%
Abraxas Petroleum Corp. (a)(d)	50,751	225,842
Adams Resources & Energy, Inc.	12,021	401,141
Alliance Holdings GP, LP	13,326	371,129
Alliance Resource Partners LP	22,557	1,032,208
Alon USA Energy, Inc. (d)	26,000	398,060
Alpha Natural Resources, Inc. (a)	69,639	5,688,114
American Oil & Gas, Inc. NV (a)	44,073	164,392
APCO Argentina, Inc. (d)	10,824	277,094
Arch Coal, Inc.	136,854	8,883,193
Arena Resources, Inc. (a)	34,093	1,707,037
Arlington Tankers Ltd.	22,423	521,783
Atlas America, Inc.	25,272	1,734,417
Atlas Energy Resources LLC	12,138	497,294
Atlas Pipeline Partners, LP	34,131	1,403,467
ATP Oil & Gas Corp. (a)(d)	29,925	1,276,301
Aurora Oil & Gas Corp. (a)	68,197	51,148
Aventine Renewable Energy Holdings, Inc. (a)(d)	36,127	203,034
Barnwell Industries, Inc.	3,174	44,277
Berry Petroleum Co. Class A	36,508	1,971,432
Bill Barrett Corp. (a)	29,114	1,567,207
Boardwalk Pipeline Partners, LP	28,197	753,988
Bois d'Arc Energy LLC (a)	23,456	574,203
BP Prudhoe Bay Royalty Trust (d)	24,130	2,280,768
BPZ Energy, Inc. (a)	56,851	1,292,792
BreitBurn Energy Partners LP	9,000	193,500
Brigham Exploration Co. (a)	55,937	815,002
Buckeye GP Holdings LP	13,298	331,120
Buckeye Partners LP	43,206	2,064,815
Cabot Oil & Gas Corp.	96,369	5,806,232
Callon Petroleum Co. (a)	25,157	652,069
Calumet Specialty Products Partners LP	13,761	218,112
Cano Petroleum, Inc. (a)	34,480	275,840
Capital Product Partners LP	10,000	203,200
Carrizo Oil & Gas, Inc. (a)	25,987	1,740,090
Cheniere Energy Partners LP	15,398	175,691
Cheniere Energy, Inc. (a)(d)	47,896	234,690

	Shares	Value
Cimarex Energy Co.	90,607	$ 6,173,961
Clayton Williams Energy, Inc. (a)	8,552	806,197
Clean Energy Fuels Corp. (d)	24,801	370,775
CNX Gas Corp. (a)	31,667	1,317,031
Comstock Resources, Inc. (a)	41,994	2,408,356
Concho Resources, Inc.	51,574	1,645,211
Contango Oil & Gas Co. (a)	14,632	1,222,504
Continental Resources, Inc.	41,754	2,679,354
Copano Energy LLC	42,963	1,583,187
CREDO Petroleum Corp. (a)	9,108	147,367
Cross Timbers Royalty Trust	7,215	376,190
Crosstex Energy LP	21,913	672,510
Crosstex Energy, Inc. (d)	57,629	1,966,878
CVR Energy, Inc.	25,707	685,863
DCP Midstream Partners LP	15,428	479,502
Delek US Holdings, Inc.	23,193	302,205
Delta Petroleum Corp. (a)(d)	68,419	1,512,060
Denbury Resources, Inc. (a)	238,778	8,125,615
Dorchester Minerals LP	21,735	605,754
Double Eagle Petroleum Co. (a)(d)	8,444	167,360
Double Hull Tankers, Inc.	44,800	460,544
Eagle Rock Energy Partners LP	15,000	259,800
Edge Petroleum Corp. (a)(d)	51,074	268,649
El Paso Pipeline Partners LP	24,533	562,051
Enbridge Energy Management LLC	11,933	635,432
Enbridge Energy Partners LP	53,701	2,701,160
Encore Acquisition Co. (a)	50,839	3,395,537
Encore Energy Partners LP	4,500	116,955
Endeavor International Corp. (a)	74,100	134,121
Energy Partners Ltd. (a)	39,100	589,237
Energy Transfer Equity LP	123,518	4,010,629
Energy Transfer Partners LP	80,259	3,880,523
Enterprise GP Holdings LP	15,986	508,994
Enterprise Products Partners LP	261,146	7,904,889
Evergreen Energy, Inc. (a)(d)	63,376	139,427
EXCO Resources, Inc. (a)	84,626	2,110,572
Forest Oil Corp. (a)	73,137	4,881,895
Foundation Coal Holdings, Inc.	44,020	2,937,455
Frontier Oil Corp.	110,125	3,315,864
FX Energy, Inc. (a)(d)	47,522	248,540
Gasco Energy, Inc. (a)(d)	127,719	485,332
General Maritime Corp.	25,371	716,223
Genesis Energy LP	11,331	238,971
Geomet, Inc. (a)	18,693	154,030
Global Partners LP	5,000	94,350
GMX Resources, Inc. (a)(d)	12,141	586,046
Goodrich Petroleum Corp. (a)(d)	24,674	1,051,112
Green Plains Renewable Energy, Inc. (a)(d)	3,244	28,904
Gulfport Energy Corp. (a)	28,010	426,032
Harvest Natural Resources, Inc. (a)	43,807	488,010
Hiland Partners LP	2,430	121,476
HKN, Inc. (a)	2,038	21,481
Holly Corp.	48,622	2,064,004
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP	8,815	$ 399,760
Houston American Energy Corp. (a)	20,000	142,800
Hugoton Royalty Trust	36,266	1,212,010
Hyperdynamics Corp. (a)(d)	30,744	52,880
Inergy Holdings LP	5,264	209,244
Inergy LP	40,677	1,143,430
International Coal Group, Inc. (a)(d)	118,649	1,194,795
James River Coal Co. (a)	25,621	975,904
K-Sea Transportation Partners LP	4,670	162,563
Kinder Morgan Energy Partners LP	156,493	9,103,198
Kinder Morgan Management LLC	70,502	3,888,185
Linn Energy LLC (d)	111,489	2,527,456
Magellan Midstream Holdings LP	24,924	610,638
Magellan Midstream Partners LP	66,229	2,565,711
Mariner Energy, Inc. (a)	78,647	2,571,757
Markwest Energy Partners LP	48,674	1,755,184
Martin Midstream Partners LP	4,000	137,920
Massey Energy Co.	79,378	5,129,406
McMoRan Exploration Co. (a)(d)	53,780	1,716,658
Meridian Resource Corp. (a)	58,885	130,725
Natural Resource Partners LP	30,154	1,186,560
Newfield Exploration Co. (a)	125,654	7,946,359
NGAS Resources, Inc. (a)	16,181	147,409
NuStar Energy LP	37,200	1,822,800
NuStar GP Holdings LLC	38,770	963,822
ONEOK Partners LP	46,451	2,849,304
Overseas Shipholding Group, Inc.	26,557	2,099,596
Pacific Ethanol, Inc. (a)(d)	36,225	128,237
Panhandle Royalty Co. Class A	14,442	480,197
Parallel Petroleum Corp. (a)	42,415	891,139
Patriot Coal Corp. (a)	27,716	2,996,931
Penn Virginia Corp.	36,050	2,271,871
Penn Virginia Resource Partners LP	21,949	596,793
PetroHawk Energy Corp. (a)	206,090	6,054,924
Petroleum Development Corp. (a)	16,425	1,134,968
Petroquest Energy, Inc. (a)	46,033	1,019,631
Pioneer Natural Resources Co.	118,272	8,490,747
Plains Exploration & Production Co. (a)	106,065	7,581,526
PrimeEnergy Corp. (a)	1,965	123,775
Quest Resource Corp. (a)(d)	39,088	434,268
Quicksilver Resources, Inc. (a)	105,621	3,847,773
Regency Energy Partners LP	34,050	919,691
Rentech, Inc. (a)	183,018	426,432
Rex Energy Corp.	17,066	381,596
Rio Vista Energy Partners LP	601	6,010
Rosetta Resources, Inc. (a)	54,725	1,473,744
SandRidge Energy, Inc.	79,908	4,394,940
Semgroup Energy Partners LP	14,471	394,190
Ship Finance International Ltd. (NY Shares)	42,149	1,293,553
Southwestern Energy Co. (a)	334,672	14,839,356

	Shares	Value
St. Mary Land & Exploration Co.	63,980	$ 3,260,421
Stone Energy Corp. (a)	30,129	2,036,118
Sunoco Logistics Partners LP	15,042	785,945
Swift Energy Co. (a)	28,385	1,636,111
Syntroleum Corp. (a)	20,072	45,764
Targa Resources Partners LP	33,670	893,265
TC Pipelines LP	17,062	603,142
Teekay Corp.	38,861	1,953,931
Teekay LNG Partners LP	13,806	403,826
TEPPCO Partners LP	65,298	2,326,568
Toreador Resources Corp. (a)(d)	15,374	141,748
Tri-Valley Corp. (a)(d)	35,638	231,647
TXCO Resources, Inc. (a)	41,042	454,335
Ultra Petroleum Corp. (a)	146,204	12,715,362
Uranerz Energy Corp. (a)(d)	28,590	96,062
Uranium Resources, Inc. (a)(d)	45,900	204,255
USEC, Inc. (a)(d)	97,873	682,175
Vaalco Energy, Inc. (a)	54,892	404,005
Venoco, Inc. (a)	21,009	419,760
VeraSun Energy Corp. (a)(d)	108,322	736,590
Verenium Corp. (a)(d)	47,369	113,686
W&T Offshore, Inc.	29,480	1,643,805
Warren Resources, Inc. (a)	58,208	786,972
Western Refining, Inc. (d)	39,393	499,897
Westmoreland Coal Co. (a)	7,132	131,728
Whiting Petroleum Corp. (a)	42,981	4,020,013
Williams Partners LP	40,610	1,449,371
Williams Pipeline Partners LP	14,967	275,393
World Fuel Services Corp.	28,500	686,565
Xethanol Corp. (a)	28,810	15,817
		277,299,450
TOTAL ENERGY		379,630,279
FINANCIALS - 20.0%
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	26,470	2,713,175
AllianceBernstein Holding LP	24,650	1,585,242
BGC Partners, Inc. Class A (a)	116,459	1,038,814
BlackRock, Inc. Class A (d)	19,177	4,314,633
Broadpoint Securities Group, Inc. (a)	2,377	6,299
Calamos Asset Management, Inc. Class A	22,301	451,149
Cohen & Steers, Inc.	16,556	499,660
Cowen Group, Inc. (a)	23,319	185,153
Diamond Hill Investment Group, Inc. (a)	2,300	216,085
Eaton Vance Corp. (non-vtg.)	118,842	5,056,727
Epoch Holding Corp.	16,336	174,305
Evercore Partners, Inc. Class A	13,116	190,969
FBR Capital Markets Corp. (d)	34,623	177,616
FCStone Group, Inc. (a)	23,027	901,047
FirstCity Financial Corp. (a)	5,260	22,934
Fortress Investment Group LLC (d)	35,000	501,550
GAMCO Investors, Inc. Class A	5,578	296,136
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
GFI Group, Inc.	59,568	$ 705,285
GLG Partners, Inc. (d)	223,700	1,858,947
Greenhill & Co., Inc. (d)	12,078	727,700
HFF, Inc. (a)	16,711	113,133
International Assets Holding Corp. (a)(d)	2,986	81,697
Invesco Ltd.	407,829	11,349,881
Investment Technology Group, Inc. (a)(d)	42,784	1,801,206
Jefferies Group, Inc. (d)	100,404	1,807,272
JMP Group, Inc.	1,543	11,187
KBW, Inc. (a)(d)	27,796	684,338
Knight Capital Group, Inc. Class A (a)	100,327	1,786,824
LaBranche & Co., Inc. (a)(d)	67,729	453,784
Ladenburg Thalmann Financial Services, Inc. (a)(d)	96,420	188,983
Lazard Ltd. Class A	47,916	1,825,120
Merriman Curhan Ford Group, Inc. (a)	10,677	24,557
MF Global Ltd.	91,946	1,337,814
National Holdings Corp. (a)	1,000	1,750
Och-Ziff Capital Management Group LLC Class A (d)	35,000	722,400
optionsXpress Holdings, Inc.	47,759	1,090,816
Penson Worldwide, Inc. (a)	16,747	224,410
Piper Jaffray Companies (a)	18,377	698,326
Raymond James Financial, Inc. (d)	91,338	2,717,306
Riskmetrics Group, Inc.	13,000	269,490
Sanders Morris Harris Group, Inc.	20,371	148,708
SEI Investments Co.	136,856	3,300,967
Siebert Financial Corp.	7,668	26,761
Stifel Financial Corp. (a)	13,786	787,043
SWS Group, Inc.	36,320	671,194
TD Ameritrade Holding Corp. (a)	234,605	4,248,697
The Blackstone Group LP	136,966	2,666,728
Thomas Weisel Partners Group, Inc. (a)	28,776	196,252
TradeStation Group, Inc. (a)	36,944	389,020
U.S. Global Investments, Inc. Class A (d)	17,919	270,577
W.P. Carey & Co. LLC	25,325	819,264
W.P. Stewart & Co. Ltd.	19,230	36,537
Waddell & Reed Financial, Inc. Class A	88,768	3,138,836
Westwood Holdings Group, Inc.	3,071	125,972
		65,640,276
Commercial Banks - 3.3%
1st Source Corp.	14,667	320,327
Abigail Adams National Bancorp, Inc.	3,050	32,208
Amcore Financial, Inc.	18,842	184,652
American National Bankshares, Inc.	2,434	43,228
AmericanWest Bancorp	13,795	46,213
Ameris Bancorp	15,734	218,388
AmeriServ Financial, Inc. (a)	8,597	25,705
Ames National Corp.	14,284	314,248
Arrow Financial Corp.	6,308	141,930
Associated Banc-Corp.	110,783	3,025,484

	Shares	Value
BancFirst Corp.	10,580	$ 459,489
Bancorp, Inc., Delaware (a)	13,627	145,128
BancorpSouth, Inc.	73,818	1,747,272
BancTrust Financial Group, Inc.	10,257	103,185
Bank of Florida Corp. (a)	9,353	93,530
Bank of Granite Corp.	16,693	169,768
Bank of Hawaii Corp.	42,866	2,319,051
Bank of Marin Bancorp	4,442	127,086
Bank of the Ozarks, Inc.	12,728	310,181
Banner Corp.	18,057	328,457
Bar Harbor Bankshares	2,569	78,997
BOK Financial Corp.	23,857	1,389,193
Boston Private Financial Holdings, Inc.	38,883	327,784
Bryn Mawr Bank Corp.	2,058	43,321
Cadence Financial Corp.	15,524	215,939
Camden National Corp.	7,896	241,302
Capital Bank Corp.	4,787	49,833
Capital City Bank Group, Inc. (d)	14,530	388,823
Capital Corp. of the West	13,704	79,894
Capitol Bancorp Ltd. (d)	14,433	223,423
Cardinal Financial Corp.	17,899	153,752
Cascade Bancorp (d)	24,935	218,680
Cascade Financial Corp.	13,915	125,235
Cathay General Bancorp (d)	48,497	745,884
Center Bancorp, Inc.	10,005	96,748
Center Financial Corp., California	17,368	162,564
Central Pacific Financial Corp.	27,843	415,418
Century Bancorp, Inc. Class A (non-vtg.)	2,001	36,718
Chemical Financial Corp.	27,387	668,243
Citizens & Northern Corp.	6,760	132,158
Citizens Banking Corp., Michigan	70,265	389,268
Citizens Financial Services, Inc.	1,530	36,261
City Bank Lynnwood, Washington	16,408	237,588
City Holding Co.	20,606	886,470
City National Corp.	37,187	1,799,851
CoBiz, Inc.	19,397	205,220
Colonial Bancgroup, Inc. (d)	185,334	1,136,097
Colony Bankcorp, Inc.	4,000	45,200
Columbia Bancorp, Oregon	11,500	131,215
Columbia Banking Systems, Inc.	19,684	526,153
Commerce Bancshares, Inc.	63,660	2,795,947
Community Bancorp (a)(d)	12,885	102,951
Community Bank System, Inc.	31,014	748,368
Community Bankshares, Inc., South Carolina	3,531	39,194
Community Capital Corp.	2,185	24,625
Community Trust Bancorp, Inc.	18,280	560,099
Cullen/Frost Bankers, Inc.	56,127	3,137,499
CVB Financial Corp.	78,714	834,368
Dearborn Bancorp, Inc. (a)	11,262	68,135
East West Bancorp, Inc. (d)	56,972	754,309
Eastern Virgina Bankshares, Inc.	3,012	50,752
Enterprise Financial Services Corp. (d)	14,184	284,389
EuroBancshares, Inc. (a)	10,674	59,347
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	4,918	$ 31,869
Financial Institutions, Inc.	5,570	102,544
First Bancorp, North Carolina	17,078	287,081
First Bancorp, Puerto Rico (d)	72,615	730,507
First Charter Corp. (d)	35,619	1,096,353
First Citizen Bancshares, Inc.	5,650	900,836
First Commonwealth Financial Corp. (d)	70,953	796,093
First Community Bancshares, Inc.	12,000	407,880
First Financial Bancorp, Ohio	38,308	436,328
First Financial Bankshares, Inc.	18,789	860,536
First Financial Corp., Indiana	10,060	329,465
First M&F Corp.	1,684	23,542
First Mariner Bancorp, Inc. (a)	999	4,016
First Merchants Corp.	17,779	440,030
First Midwest Bancorp, Inc., Delaware	56,884	1,484,672
First of Long Island Corp.	1,872	39,256
First Regional Bancorp (a)	14,196	151,471
First Security Group, Inc.	10,700	83,888
First South Bancorp, Inc., Virginia (d)	5,916	113,942
First State Bancorp.	23,559	182,582
First United Corp.	5,930	110,179
Firstbank Corp., Michigan	7,615	95,949
FirstMerit Corp.	72,227	1,459,708
FNB Corp., North Carolina	14,866	149,552
FNB Corp., Pennsylvania	93,066	1,395,059
Frontier Financial Corp., Washington (d)	43,151	634,320
Fulton Financial Corp.	165,361	2,086,856
Gateway Financial Holdings, Inc.	10,000	99,300
German American Bancorp, Inc.	17,151	214,044
Glacier Bancorp, Inc. (d)	53,207	1,103,513
Great Southern Bancorp, Inc.	12,120	139,986
Greater Community Bancorp	4,530	78,822
Green Bankshares, Inc.	14,985	290,259
Guaranty Bancorp (a)(d)	68,760	411,872
Hancock Holding Co.	26,898	1,196,692
Hanmi Financial Corp.	48,770	312,128
Harleysville National Corp., Pennsylvania	41,652	564,801
Hawthorn Bancshares, Inc.	5,406	145,962
Heartland Financial USA, Inc.	14,000	327,600
Heritage Commerce Corp.	8,124	129,334
Heritage Financial Corp., Washington	4,130	69,260
Home Bancshares, Inc. (d)	16,000	368,000
Horizon Financial Corp.	17,153	185,595
IBERIABANK Corp.	10,577	557,831
Independent Bank Corp., Massachusetts	19,105	559,777
Independent Bank Corp., Michigan (d)	20,910	125,669
Integra Bank Corp.	19,801	284,540
International Bancshares Corp.	65,941	1,670,945
Intervest Bancshares Corp. Class A	9,743	85,446
Irwin Financial Corp.	23,780	97,736
Lakeland Bancorp, Inc.	20,435	301,212

	Shares	Value
Lakeland Financial Corp.	10,412	$ 249,159
Macatawa Bank Corp. (d)	20,513	184,412
MainSource Financial Group, Inc.	21,369	358,572
MB Financial, Inc.	36,946	1,051,853
MBT Financial Corp. (d)	10,000	84,600
Mercantile Bancorp, Inc., Illinois (d)	5,364	85,824
Mercantile Bank Corp.	8,789	73,915
Merchants Bancshares, Inc.	6,649	152,794
Metrocorp Bancshares, Inc.	4,282	55,024
Midsouth Bancorp, Inc.	3,481	67,705
Midwest Banc Holdings, Inc.	27,414	240,695
MidWestOne Financial Group, Inc.	3,324	50,724
Nara Bancorp, Inc.	25,509	324,474
National Penn Bancshares, Inc.	86,164	1,475,128
NBT Bancorp, Inc.	33,577	823,308
NewBridge Bancorp	11,690	108,133
Nexity Financial Corp. (a)	5,000	27,900
North Valley Bancorp	11,383	103,927
Northern States Financial Corp.	2,836	50,991
Northfield Bancorp, Inc. (a)(d)	15,481	173,697
Northrim Bancorp, Inc.	1,031	19,331
Ohio Valley Banc Corp.	6,000	150,000
Old National Bancorp, Indiana	67,448	1,178,991
Old Second Bancorp, Inc.	20,047	380,693
Oriental Financial Group, Inc.	29,839	543,070
PAB Bankshares, Inc.	7,746	89,544
Pacific Capital Bancorp (d)	46,823	933,651
Pacific Mercantile Bancorp	7,285	66,585
PacWest Bancorp	26,823	565,429
Park National Corp. (d)	16,668	1,181,761
Peapack-Gladstone Financial Corp.	4,448	123,877
Pennsylvania Communication Bancorp, Inc. (a)	3,180	85,415
Peoples Bancorp, Inc.	11,922	282,432
Peoples Financial Corp., Mississippi	4,312	95,209
Pinnacle Financial Partners, Inc. (a)(d)	22,674	609,704
Popular, Inc. (d)	245,015	2,670,664
Preferred Bank, Los Angeles California	10,547	94,079
PremierWest Bancorp	18,613	159,886
Princeton National Bancorp, Inc.	2,512	70,160
PrivateBancorp, Inc. (d)	29,110	1,102,687
Prosperity Bancshares, Inc.	45,637	1,457,646
Provident Bankshares Corp.	45,394	433,967
QCR Holdings, Inc.	4,300	64,500
Renasant Corp.	26,369	612,288
Republic Bancorp, Inc., Kentucky Class A	17,002	423,350
Republic First Bancorp, Inc.	7,220	33,645
Royal Bancshares of Pennsylvania, Inc. Class A (d)	6,704	63,755
S&T Bancorp, Inc.	28,241	918,115
S.Y. Bancorp, Inc.	10,778	271,929
Sandy Spring Bancorp, Inc. (d)	19,440	514,771
Santander Bancorp	4,969	69,367
Savannah Bancorp, Inc.	3,956	62,149
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SCBT Financial Corp.	11,400	$ 379,620
Seacoast Banking Corp., Florida (d)	17,060	183,395
Security Bank Corp., Georgia (d)	23,305	128,178
Shore Bancshares, Inc.	5,814	137,850
Sierra Bancorp (d)	13,100	288,593
Signature Bank, New York (a)	32,334	922,812
Simmons First National Corp. Class A	13,580	413,239
Smithtown Bancorp, Inc. (d)	10,655	219,600
South Financial Group, Inc. (d)	74,749	411,867
Southside Bancshares, Inc.	18,588	406,891
Southwest Bancorp, Inc., Oklahoma	17,075	289,592
Southwest Georgia Financial Corp.	835	15,281
State Bancorp, Inc., New York	5,592	78,008
StellarOne Corp.	20,357	351,769
Sterling Bancorp, New York	25,378	372,295
Sterling Bancshares, Inc.	80,143	819,061
Sterling Financial Corp., Washington	44,886	398,588
Suffolk Bancorp	13,174	443,437
Summit Financial Group, Inc.	1,800	23,076
Sun Bancorp, Inc., New Jersey	25,196	275,644
Superior Bancorp (d)	14,301	211,798
Susquehanna Bancshares, Inc., Pennsylvania (d)	107,746	2,074,111
SVB Financial Group (a)(d)	32,531	1,667,214
Synovus Financial Corp. (d)	255,000	2,929,950
Taylor Capital Group, Inc.	10,172	130,710
TCF Financial Corp.	116,806	1,929,635
Temecula Valley Bancorp, Inc.	12,685	76,364
Tennessee Commerce Bancorp, Inc. (a)(d)	4,775	74,777
Texas Capital Bancshares, Inc. (a)	26,602	482,028
TIB Financial Corp.	6,654	42,652
Tompkins Financial Corp.	6,989	317,301
Trico Bancshares	12,477	205,621
Trustmark Corp.	54,098	1,079,796
UCBH Holdings, Inc. (d)	101,194	493,827
UMB Financial Corp.	31,832	1,660,675
Umpqua Holdings Corp. (d)	58,360	813,538
Union Bankshares Corp.	11,934	239,277
UnionBanCal Corp.	51,531	2,579,642
United Bankshares, Inc., West Virginia	43,252	1,227,924
United Community Banks, Inc., Georgia (d)	45,669	477,698
United Security Bancshares, California (d)	6,270	93,486
Univest Corp. of Pennsylvania	14,500	356,120
Valley National Bancorp	116,495	2,051,477
Vineyard National Bancorp (d)	15,384	46,614
Virginia Commerce Bancorp, Inc. (d)	30,283	183,212
VIST Financial Corp.	2,051	34,395
W Holding Co., Inc. (d)	130,070	149,581
Washington Banking Co., Oak Harbor	4,700	61,194

	Shares	Value
Washington Trust Bancorp, Inc.	16,161	$ 382,531
Webster Financial Corp.	50,438	1,309,875
WesBanco, Inc.	30,295	666,490
West Bancorp., Inc.	13,500	162,000
West Coast Bancorp, Oregon	15,866	183,570
Westamerica Bancorp. (d)	30,229	1,677,710
Western Alliance Bancorp. (a)(d)	21,702	229,824
Whitney Holding Corp. (d)	81,558	1,852,998
Wilmington Trust Corp., Delaware	65,049	2,142,714
Wilshire Bancorp, Inc.	23,616	210,891
Wintrust Financial Corp.	23,488	732,356
		113,429,440
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	55,072	382,200
Advanta Corp. Class B	39,251	341,484
AmeriCredit Corp. (a)(d)	115,710	1,572,499
Cash America International, Inc.	28,584	1,022,164
Cash Systems, Inc. (a)	14,761	5,609
CompuCredit Corp. (a)(d)	28,435	261,033
Consumer Portfolio Services, Inc. (a)	11,918	33,966
Credit Acceptance Corp. (a)(d)	5,307	138,566
Dollar Financial Corp. (a)	26,308	524,318
EZCORP, Inc. (non-vtg.) Class A (a)	37,119	468,813
First Cash Financial Services, Inc. (a)	24,985	384,519
First Marblehead Corp. (d)	55,188	181,569
Nelnet, Inc. Class A	21,679	285,946
QC Holdings, Inc.	10,421	86,494
Rewards Network, Inc. (a)	22,487	112,435
Student Loan Corp.	3,846	461,520
United Panam Financial Corp. (a)	5,347	19,837
World Acceptance Corp. (a)(d)	13,975	617,975
		6,900,947
Diversified Financial Services - 0.6%
Ampal-American Israel Corp. Class A (a)	4,585	26,043
Asset Acceptance Capital Corp. (d)	17,141	241,517
Asta Funding, Inc. (d)	11,285	92,198
California First National Bancorp	4,060	38,570
Catskill Litigation Trust (a)	1,036	0
Encore Capital Group, Inc. (a)(d)	26,184	276,765
Financial Federal Corp.	24,580	597,048
Interactive Brokers Group, Inc. (d)	39,054	1,271,989
KKR Financial Holdings LLC	104,300	1,268,288
MarketAxess Holdings, Inc. (a)	34,888	272,824
Marlin Business Services Corp. (a)	7,748	55,321
Medallion Financial Corp.	18,998	183,331
MicroFinancial, Inc.	5,166	19,011
MSCI, Inc. Class A	28,357	1,008,091
NCP Litigation Trust (a)	200	10
NewStar Financial, Inc. (a)	37,643	202,519
NYMEX Holdings, Inc.	84,821	7,703,443
PICO Holdings, Inc. (a)	18,144	752,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Portfolio Recovery Associates, Inc. (d)	15,839	$ 650,825
Primus Guaranty Ltd. (a)(d)	21,499	97,820
Resource America, Inc. Class A	15,458	155,198
The NASDAQ Stock Market, Inc. (a)	133,268	4,668,378
		19,581,439
Insurance - 7.6%
21st Century Holding Co.	1,797	18,455
Affirmative Insurance Holdings, Inc.	11,382	88,324
Alleghany Corp.	4,860	1,824,930
Allied World Assurance Co. Holdings Ltd.	43,185	1,969,236
Amcomp, Inc. (a)	11,074	122,811
American Equity Investment Life Holding Co.	46,590	492,456
American Financial Group, Inc.	62,689	1,869,386
American Independence Corp. (a)	3,087	20,559
American National Insurance Co.	13,513	1,490,079
American Physicians Capital, Inc.	12,727	579,333
American Safety Insurance Group Ltd. (a)	9,346	152,340
Amerisafe, Inc. (a)	18,790	298,573
Amtrust Financial Services, Inc.	22,034	329,629
Arch Capital Group Ltd. (a)	42,907	3,018,937
Argo Group International Holdings, Ltd. (a)	29,589	1,141,840
Arthur J. Gallagher & Co.	89,404	2,282,484
Aspen Insurance Holdings Ltd.	68,174	1,742,527
Assured Guaranty Ltd.	54,953	1,269,414
Axis Capital Holdings Ltd.	126,519	4,434,491
Baldwin & Lyons, Inc. Class B	9,944	215,884
Berkshire Hathaway, Inc. Class A (a)(d)	1,004	135,188,542
Brooke Corp.	8,106	9,160
Brown & Brown, Inc.	108,309	2,108,776
CastlePoint Holdings Ltd.	30,600	330,174
Citizens, Inc. Class A (a)(d)	10,666	70,609
CNA Financial Corp.	35,859	1,089,755
CNA Surety Corp. (a)	12,254	179,276
Commerce Group, Inc., Massachusetts	54,470	2,002,862
Conseco, Inc. (a)	175,344	2,046,264
Crawford & Co. Class B (a)	11,783	70,462
CRM Holdings Ltd. (a)	9,636	33,341
Darwin Professional Underwriters, Inc. (a)	10,000	284,400
Delphi Financial Group, Inc. Class A	39,220	1,133,066
Donegal Group, Inc. Class A	10,200	182,682
Eastern Insurance Holdings, Inc.	11,883	194,287
eHealth, Inc. (a)	11,884	296,268
EMC Insurance Group	12,011	336,668
Employers Holdings, Inc.	50,840	970,536
Endurance Specialty Holdings Ltd.	51,346	1,728,306
Enstar Group Ltd. (a)	5,222	557,396
Erie Indemnity Co. Class A	48,343	2,474,678

	Shares	Value
Everest Re Group Ltd.	57,919	$ 5,080,655
FBL Financial Group, Inc. Class A	15,302	410,859
Fidelity National Financial, Inc. Class A	207,094	3,541,307
First Acceptance Corp. (a)	24,679	86,377
First Mercury Financial Corp. (a)	17,374	306,825
Flagstone Reinsurance Holdings Ltd.	30,365	394,745
FPIC Insurance Group, Inc. (a)	11,078	504,160
Gainsco, Inc. (a)	196	710
Greenlight Capital Re, Ltd.	1,100	21,681
Hallmark Financial Services, Inc. (a)	12,591	159,906
Hanover Insurance Group, Inc.	47,150	2,173,615
Harleysville Group, Inc.	16,469	642,456
HCC Insurance Holdings, Inc.	106,664	2,545,003
Hilb Rogal & Hobbs Co.	36,013	1,114,962
Hilltop Holdings, Inc. (a)	54,151	568,586
Horace Mann Educators Corp.	38,802	632,085
Independence Holding Co.	5,623	76,979
Infinity Property & Casualty Corp.	16,293	656,934
Insure.com, Inc. (a)	779	2,952
Investors Title Co.	1,641	79,211
IPC Holdings Ltd.	55,628	1,579,835
Kansas City Life Insurance Co.	3,631	190,736
LandAmerica Financial Group, Inc. (d)	17,431	519,095
Life Partners Holdings, Inc. (d)	6,325	138,834
Markel Corp. (a)(d)	9,965	4,032,337
Max Capital Group Ltd.	44,602	1,075,800
Meadowbrook Insurance Group, Inc.	35,338	242,772
Mercer Insurance Group, Inc.	5,069	90,482
Mercury General Corp.	26,466	1,346,061
Montpelier Re Holdings Ltd.	98,862	1,657,916
National Atlantic Holdings Corp. Class A (a)	8,196	49,668
National Financial Partners Corp. (d)	36,735	897,069
National Interstate Corp.	6,658	152,868
National Security Group, Inc.	2,778	43,920
National Western Life Insurance Co. Class A	2,447	576,954
Nationwide Financial Services, Inc. Class A (sub. vtg.)	51,063	2,605,745
Navigators Group, Inc. (a)	12,804	646,474
Nymagic, Inc.	8,426	191,354
OdysseyRe Holdings Corp.	25,213	946,496
Old Republic International Corp.	221,209	3,329,195
OneBeacon Insurance Group Ltd.	29,770	546,577
PartnerRe Ltd.	54,530	4,018,316
Penn Treaty American Corp. (a)	31,965	159,825
Philadelphia Consolidated Holdings Corp. (a)	55,506	2,067,599
Phoenix Companies, Inc.	106,254	1,076,353
Platinum Underwriters Holdings Ltd.	52,605	1,865,899
PMA Capital Corp. Class A (a)	37,128	370,537
Presidential Life Corp.	24,226	426,862
ProAssurance Corp. (a)	29,046	1,488,027
ProCentury Corp.	13,119	231,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Protective Life Corp.	62,936	$ 2,642,053
Reinsurance Group of America, Inc.	29,218	1,502,390
RenaissanceRe Holdings Ltd.	60,415	3,151,246
RLI Corp.	23,173	1,185,067
Safety Insurance Group, Inc.	15,866	613,380
SCPIE Holding, Inc. (a)	9,553	263,663
SeaBright Insurance Holdings, Inc. (a)	17,523	268,452
Security Capital Assurance Ltd. (d)	30,974	27,567
Selective Insurance Group, Inc.	52,628	1,151,501
Specialty Underwriters' Alliance, Inc. (a)	14,899	70,919
StanCorp Financial Group, Inc.	46,893	2,578,646
State Auto Financial Corp.	13,588	374,349
Stewart Information Services Corp.	15,082	356,689
The First American Corp.	79,938	2,683,519
Tower Group, Inc.	21,338	556,282
Transatlantic Holdings, Inc.	24,046	1,554,574
Unico American Corp. (a)	2,607	24,010
United America Indemnity Ltd. Class A (a)	21,961	319,972
United Fire & Casualty Co.	21,092	761,210
Unitrin, Inc.	43,264	1,499,098
Universal Insurance Holdings, Inc.	15,000	51,000
Validus Holdings Ltd.	30,700	642,244
W.R. Berkley Corp.	157,341	4,262,368
Wesco Financial Corp.	1,262	537,612
White Mountains Insurance Group Ltd.	6,997	3,337,569
Zenith National Insurance Corp.	35,313	1,424,880
		258,054,096
Real Estate Investment Trusts - 5.0%
Acadia Realty Trust (SBI)	28,024	693,314
Agree Realty Corp.	11,217	292,315
Alesco Financial, Inc. (d)	40,369	107,382
Alexanders, Inc. (a)	2,132	735,540
Alexandria Real Estate Equities, Inc. (d)	31,517	3,287,223
AMB Property Corp. (SBI)	91,422	5,388,413
American Campus Communities, Inc.	30,973	942,199
American Land Lease, Inc.	4,333	84,667
Annaly Capital Management, Inc.	505,776	9,007,871
Anthracite Capital, Inc. (d)	68,320	640,158
Anworth Mortgage Asset Corp.	59,448	420,297
Arbor Realty Trust, Inc. (d)	23,691	332,859
Ashford Hospitality Trust, Inc.	115,148	707,009
Associated Estates Realty Corp.	34,225	401,117
BioMed Realty Trust, Inc.	66,324	1,742,995
Brandywine Realty Trust (SBI)	79,824	1,498,296
BRE Properties, Inc.	44,728	2,167,519
BRT Realty Trust	3,818	49,290
Camden Property Trust (SBI)	53,528	2,636,789
Capital Trust, Inc. Class A	15,927	461,087
CapitalSource, Inc. (d)	154,129	2,367,421
CapLease, Inc.	60,502	501,562

	Shares	Value
Capstead Mortgage Corp.	43,192	$ 591,730
Care Investment Trust, Inc.	4,587	52,705
CBL & Associates Properties, Inc.	63,090	1,659,898
CBRE Realty Finance, Inc. (d)	27,390	109,834
Cedar Shopping Centers, Inc.	56,297	686,823
Chimera Investment Corp.	31,000	429,660
Cogdell Spencer, Inc.	5,912	104,938
Colonial Properties Trust (SBI)	46,133	1,109,499
Corporate Office Properties Trust (SBI)	47,189	1,788,935
Cousins Properties, Inc. (d)	41,230	1,091,358
Crystal River Capital, Inc. (d)	24,451	136,437
DCT Industrial Trust, Inc. (d)	170,310	1,660,523
Deerfield Capital Corp.	44,547	40,983
DiamondRock Hospitality Co.	96,358	1,321,068
Digital Realty Trust, Inc.	56,719	2,399,214
Douglas Emmett, Inc.	95,352	2,336,124
Duke Realty LP	137,216	3,523,707
DuPont Fabros Technology, Inc.	37,662	762,279
EastGroup Properties, Inc.	25,900	1,231,027
Education Realty Trust, Inc.	50,625	660,656
Entertainment Properties Trust (SBI)	27,677	1,523,619
Equity Lifestyle Properties, Inc.	29,657	1,473,656
Equity One, Inc.	35,230	817,688
Essex Property Trust, Inc.	22,797	2,723,558
Extra Space Storage, Inc.	63,108	1,050,748
Federal Realty Investment Trust (SBI) (d)	60,895	4,909,355
FelCor Lodging Trust, Inc.	58,847	874,466
Feldman Mall Properties, Inc.	12,239	20,317
First Industrial Realty Trust, Inc. (d)	43,843	1,373,601
First Potomac Realty Trust	32,149	560,679
Franklin Street Properties Corp.	66,177	977,434
Friedman, Billings, Ramsey Group, Inc. Class A	140,622	269,994
Getty Realty Corp.	17,746	308,958
Gladstone Commercial Corp.	10,600	191,118
Glimcher Realty Trust	34,000	440,300
GMH Communities Trust	50,213	368,563
Gramercy Capital Corp. (d)	40,689	681,541
Health Care REIT, Inc.	81,157	3,919,883
Healthcare Realty Trust, Inc.	46,997	1,247,770
Hersha Hospitality Trust	54,503	518,324
Highwoods Properties, Inc. (SBI)	55,515	1,998,540
Home Properties, Inc.	30,716	1,572,659
Hospitality Properties Trust (SBI)	84,349	2,614,819
HRPT Properties Trust (SBI)	195,558	1,523,397
Inland Real Estate Corp.	75,407	1,183,890
Investors Real Estate Trust	66,191	692,358
iStar Financial, Inc. (d)	120,220	2,298,606
JER Investments Trust, Inc. (d)	22,756	204,349
Kilroy Realty Corp.	30,274	1,650,538
Kite Realty Group Trust	37,057	515,092
LaSalle Hotel Properties (SBI)	39,161	1,285,264
Lexington Corporate Properties Trust	67,928	1,058,998
Liberty Property Trust (SBI)	84,250	2,990,875
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	19,272	$ 535,762
Mack-Cali Realty Corp.	60,915	2,353,756
Maguire Properties, Inc. (d)	37,396	587,491
Medical Properties Trust, Inc. (d)	55,016	671,745
MFA Mortgage Investments, Inc.	138,432	1,006,401
Mid-America Apartment Communities, Inc.	26,924	1,507,206
Mission West Properties, Inc.	23,945	280,875
Monmouth Real Estate Investment Corp. Class A	9,627	67,870
National Health Investors, Inc.	25,658	795,398
National Retail Properties, Inc.	58,141	1,320,382
Nationwide Health Properties, Inc.	92,541	3,158,424
Newcastle Investment Corp. (d)	55,833	553,863
NorthStar Realty Finance Corp. (d)	60,270	602,700
Omega Healthcare Investors, Inc.	63,118	1,124,763
One Liberty Properties, Inc.	12,885	215,308
Origen Financial, Inc.	17,799	26,699
Parkway Properties, Inc.	18,071	687,059
Pennsylvania Real Estate Investment Trust (SBI)	37,341	1,002,606
PMC Commercial Trust	6,561	51,176
Post Properties, Inc.	41,788	1,483,892
Potlatch Corp.	36,757	1,776,833
PS Business Parks, Inc.	23,174	1,332,505
RAIT Financial Trust (SBI) (d)	59,041	525,465
Ramco-Gershenson Properties Trust (SBI)	16,771	374,832
Rayonier, Inc.	70,403	3,341,326
Realty Income Corp.	93,451	2,289,550
Redwood Trust, Inc. (d)	23,125	780,469
Regency Centers Corp.	66,991	4,454,232
Resource Capital Corp. (d)	20,772	189,441
Saul Centers, Inc.	12,166	613,410
Senior Housing Properties Trust (SBI)	91,361	2,029,128
SL Green Realty Corp.	54,115	5,395,266
Sovran Self Storage, Inc.	30,151	1,332,373
Strategic Hotel & Resorts, Inc.	76,240	1,048,300
Sun Communities, Inc.	23,977	480,739
Sunstone Hotel Investors, Inc.	53,565	1,031,126
Supertel Hospitality, Inc., Maryland	13,197	72,847
Tanger Factory Outlet Centers, Inc.	32,488	1,242,341
Taubman Centers, Inc.	51,107	2,747,001
The Macerich Co.	69,110	4,943,438
Transcontinental Realty Investors, Inc. (a)	1,497	24,835
U-Store-It Trust	53,157	675,625
UDR, Inc.	130,445	3,227,209
UMH Properties, Inc.	4,453	40,433
Universal Health Realty Income Trust (SBI)	14,027	478,461
Urstadt Biddle Properties, Inc.	5,274	93,086
Urstadt Biddle Properties, Inc. Class A	20,626	356,830
Ventas, Inc.	134,733	6,421,375

	Shares	Value
Washington (REIT) (SBI)	45,520	$ 1,533,569
Weingarten Realty Investors (SBI)	73,998	2,552,931
Winthrop Realty Trust	55,141	243,723
		169,685,753
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)	1,965	23,423
Brookfield Properties Corp.	200,104	4,024,092
Consolidated-Tomoka Land Co.	7,270	389,163
Forest City Enterprises, Inc. Class A	67,421	2,696,840
Forestar Real Estate Group, Inc. (a)	30,666	766,650
FX Real Estate & Entertainment, Inc. (a)	8,746	34,197
Grubb & Ellis Co.	40,464	231,454
Housevalues, Inc. (a)(d)	9,851	26,893
Jones Lang LaSalle, Inc.	33,530	2,365,206
Meruelo Maddux Properties, Inc. (a)	52,210	146,188
Reis, Inc. (a)	2,805	15,540
Stratus Properties, Inc. (a)	2,986	79,099
Tejon Ranch Co. (a)	15,713	627,106
The St. Joe Co. (d)	87,529	3,359,363
Thomas Properties Group, Inc.	20,837	215,871
United Capital Corp. (a)	2,068	47,564
ZipRealty, Inc. (a)	10,323	49,654
		15,098,303
Thrifts & Mortgage Finance - 1.0%
Abington Bancorp, Inc.	16,672	167,220
American Bancorp of New Jersey, Inc.	20,535	232,456
Anchor BanCorp Wisconsin, Inc.	18,340	257,310
Astoria Financial Corp.	81,426	1,942,824
Bank Mutual Corp.	57,255	634,958
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	49,516	87,148
BankFinancial Corp.	29,332	436,753
BankUnited Financial Corp. Class A (d)	33,017	104,004
BCSB Bancorp, Inc. (a)	2,564	29,871
Beneficial Mutual Bancorp, Inc. (a)	31,000	357,740
Berkshire Bancorp, Inc.	1,110	16,983
Berkshire Hills Bancorp, Inc.	11,615	293,976
Beverly Hills Bancorp, Inc.	10,000	25,000
Brookline Bancorp, Inc., Delaware	72,365	727,268
Camco Financial Corp.	7,852	95,009
Capitol Federal Financial	22,464	921,024
Centerline Holding Co.	50,006	123,515
CFS Bancorp, Inc.	5,521	78,840
Charter Financial Corp., Georgia	8,305	264,846
Cheviot Financial Corp.	52	504
Citizens First Bancorp, Inc., Delaware	3,754	27,817
Citizens South Banking Corp., Delaware	10,510	96,377
Clayton Holdings, Inc. (a)	6,858	40,394
Clifton Savings Bancorp, Inc. (d)	8,458	86,187
Corus Bankshares, Inc. (d)	43,002	247,262
Dime Community Bancshares, Inc.	32,145	584,396
Doral Financial Corp. (a)	3,449	57,357
Downey Financial Corp. (d)	18,670	125,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
ESB Financial Corp.	7,483	$ 80,742
Farmer Mac Class C (non-vtg.)	12,702	367,850
First Busey Corp. (d)	35,164	640,688
First Clover Leaf Financial Corp.	10,566	106,188
First Defiance Financial Corp.	3,003	58,078
First Federal Bancshares of Arkansas, Inc.	3,747	46,950
First Federal Bankshares, Inc.	2,907	31,977
First Financial Holdings, Inc.	12,293	308,308
First Financial Northwest, Inc.	17,660	182,251
First Financial Service Corp.	745	15,772
First Niagara Financial Group, Inc.	106,080	1,503,154
First Place Financial Corp.	18,173	231,342
FirstFed Financial Corp. (a)(d)	16,531	243,667
Flagstar Bancorp, Inc. (d)	35,396	168,131
Flushing Financial Corp.	25,913	508,413
Franklin Bank Corp. (a)(d)	24,731	25,226
Guaranty Financial Group, Inc. (a)(d)	30,666	193,196
Harrington West Financial Group, Inc.	4,000	22,440
HMN Financial, Inc.	2,852	47,343
Home Federal Bancorp, Inc.	14,626	171,124
HopFed Bancorp, Inc.	7,731	107,074
Imperial Capital Bancorp, Inc.	5,543	55,541
Indiana Community Bancorp	2,558	55,764
IndyMac Bancorp, Inc. (d)	89,574	169,295
Jefferson Bancshares, Inc., Tennessee	5,738	53,019
Kearny Financial Corp.	13,844	161,144
Legacy Bancorp, Inc.	18,619	251,357
Lincoln Bancorp	3,496	41,917
LSB Corp.	3,904	62,074
MASSBANK Corp.	6,468	254,710
MutualFirst Financial, Inc.	2,603	26,551
NASB Financial, Inc. (d)	3,384	86,461
New England Bancshares, Inc.	7,230	78,879
New York Community Bancorp, Inc.	312,679	6,416,173
NewAlliance Bancshares, Inc.	99,575	1,334,305
Northeast Community Bancorp, Inc.	8,762	101,639
Northwest Bancorp, Inc.	29,130	714,559
OceanFirst Financial Corp.	4,849	99,550
Ocwen Financial Corp. (a)	28,396	199,908
Oritani Financial Corp. (a)(d)	11,740	183,144
Pamrapo Bancorp, Inc.	2,874	43,139
Parkvale Financial Corp.	2,919	76,565
People's United Financial, Inc.	185,737	3,070,233
Peoples Community Bancorp, Inc.	6,000	17,340
PFF Bancorp, Inc. (d)	20,235	24,889
Provident Financial Holdings, Inc.	3,631	46,949
Provident Financial Services, Inc.	90,068	1,416,770
Provident New York Bancorp	44,295	576,278
Pulaski Financial Corp.	6,450	73,208
PVF Capital Corp.	5,643	59,308

	Shares	Value
Radian Group, Inc. (d)	91,569	$ 524,690
Rainier Pacific Financial Group, Inc.	3,186	41,482
Riverview Bancorp, Inc.	13,156	117,352
Rockville Financial, Inc.	7,892	109,225
Roma Financial Corp.	10,524	155,966
Rome Bancorp, Inc.	12,337	144,343
TF Financial Corp.	1,778	43,081
TFS Financial Corp.	99,035	1,231,005
The PMI Group, Inc.	73,681	439,139
TierOne Corp.	17,055	122,284
Timberland Bancorp, Inc.	12,774	140,259
Triad Guaranty, Inc. (a)(d)	10,834	23,943
Trustco Bank Corp., New York	69,461	608,478
United Community Financial Corp., Ohio	27,305	165,741
ViewPoint Financial Group	20,326	329,078
Washington Federal, Inc.	85,704	1,918,913
Wauwatosa Holdings, Inc. (a)(d)	7,726	100,979
Westfield Financial, Inc.	16,393	160,979
Willow Financial Bancorp, Inc.	16,430	157,892
WSFS Financial Corp.	9,096	463,441
		35,871,354
TOTAL FINANCIALS		684,261,608
HEALTH CARE - 9.5%
Biotechnology - 2.8%
A.P. Pharma, Inc. (a)	4,452	6,990
Aastrom Biosciences, Inc. (a)	75,401	29,482
Abraxis BioScience, Inc. (a)(d)	5,874	381,458
Acadia Pharmaceuticals, Inc. (a)(d)	42,194	371,307
Acorda Therapeutics, Inc. (a)	31,340	675,690
ADVENTRX Pharmaceuticals, Inc. (a)	46,743	20,801
Affymax, Inc. (a)(d)	8,252	123,037
Alexion Pharmaceuticals, Inc. (a)(d)	37,581	2,681,404
Alfacell Corp. (a)(d)	65,656	56,464
Alkermes, Inc. (a)	95,970	1,215,940
Allos Therapeutics, Inc. (a)	49,603	314,483
Alnylam Pharmaceuticals, Inc. (a)(d)	30,657	885,374
Alseres Pharmaceuticals, Inc. (a)	1,366	3,879
Altus Pharmaceuticals, Inc. (a)(d)	23,918	102,608
Amicus Therapeutics, Inc. (d)	10,000	104,000
Amylin Pharmaceuticals, Inc. (a)(d)	135,561	4,306,773
Anadys Pharmaceuticals, Inc. (a)	18,763	54,600
Antigenics, Inc. (a)(d)	19,086	44,089
Arena Pharmaceuticals, Inc. (a)(d)	76,082	390,301
ARIAD Pharmaceuticals, Inc. (a)(d)	86,734	223,774
ArQule, Inc. (a)	42,103	180,201
Array Biopharma, Inc. (a)	50,434	313,699
Avalon Pharmaceuticals, Inc. (a)	22,000	37,180
AVAX Technologies, Inc. (a)	4,900	441
AVI BioPharma, Inc. (a)(d)	25,727	36,018
Avigen, Inc. (a)	22,946	68,150
BioCryst Pharmaceuticals, Inc. (a)(d)	33,947	99,804
BioMarin Pharmaceutical, Inc. (a)	93,523	3,569,773
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biosante Pharmaceuticals, Inc. (a)	21,771	$ 86,866
BioSphere Medical, Inc. (a)	4,678	16,420
Calypte Biomedical Corp. (a)	656	37
Cel-Sci Corp. (a)	5,333	3,677
Cell Genesys, Inc. (a)(d)	88,600	313,644
Cell Therapeutics, Inc. (a)(d)	31,073	18,426
Cephalon, Inc. (a)(d)	65,338	4,424,036
Cepheid, Inc. (a)(d)	55,955	1,472,736
Cleveland Biolabs, Inc. (a)(d)	20,722	106,304
Combinatorx, Inc. (a)	22,451	81,946
Cougar Biotechnology, Inc. (a)	8,000	216,160
Critical Therapeutics, Inc. (a)	7,164	2,221
Cubist Pharmaceuticals, Inc. (a)	52,675	1,003,986
CuraGen Corp. (a)	41,352	46,314
Curis, Inc. (a)	10,011	14,716
CV Therapeutics, Inc. (a)	63,324	559,151
Cytokinetics, Inc. (a)	45,414	182,564
Cytori Therapeutics, Inc. (a)(d)	14,014	105,385
CytRx Corp. (d)	79,740	70,171
Dendreon Corp. (a)(d)	99,179	515,731
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	19,529
Dyax Corp. (a)	58,388	214,868
Dynavax Technologies Corp. (a)(d)	21,508	34,843
Emergent BioSolutions, Inc. (a)	13,717	147,458
Encysive Pharmaceuticals, Inc. (a)(d)	39,210	92,144
EntreMed, Inc. (a)	6,269	4,511
Enzon Pharmaceuticals, Inc. (a)(d)	51,498	453,182
EPIX Pharmaceuticals, Inc. (a)	9,769	21,394
Exact Sciences Corp. (a)	5,146	10,189
Forticell Bioscience, Inc. (a)	2	0
Genelabs Technologies, Inc. (a)	7,653	6,964
Genentech, Inc. (a)	452,665	32,080,369
Genitope Corp. (a)	50,442	5,044
Genomic Health, Inc. (a)(d)	21,051	364,182
GenVec, Inc. (a)	87,639	156,874
Geron Corp. (a)(d)	77,110	327,718
GTC Biotherapeutics, Inc. (a)	4,398	2,243
GTx, Inc. (a)(d)	15,842	237,947
Halozyme Therapeutics, Inc. (a)(d)	72,135	373,659
Hana Biosciences, Inc. (a)	18,262	15,340
Hemispherx Biopharma, Inc. (a)	93,692	65,603
Human Genome Sciences, Inc. (a)(d)	130,189	765,511
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	85,844
Idera Pharmaceuticals, Inc. (a)(d)	26,869	403,035
IDM Pharma, Inc. (a)	908	1,907
ImClone Systems, Inc. (a)	60,388	2,631,709
ImmunoGen, Inc. (a)	33,884	154,172
Immunomedics, Inc. (a)(d)	65,181	174,033
Incyte Corp. (a)	73,873	717,307
Indevus Pharmaceuticals, Inc. (a)(d)	81,189	364,539
Infinity Pharmaceuticals, Inc. (a)	1,801	13,237

	Shares	Value
Inhibitex, Inc. (a)	8,093	$ 5,260
Insmed, Inc. (a)	127,479	76,487
InterMune, Inc. (a)(d)	33,697	475,128
Introgen Therapeutics, Inc. (a)(d)	44,401	91,022
Isis Pharmaceuticals, Inc. (a)(d)	91,817	1,298,292
Isolagen, Inc. (a)	33,379	20,027
Keryx Biopharmaceuticals, Inc. (a)	60,465	30,837
Kosan Biosciences, Inc. (a)	28,380	153,820
La Jolla Pharmaceutical Co. (a)	33,235	63,479
Lexicon Pharmaceuticals, Inc. (a)	68,125	143,744
Ligand Pharmaceuticals, Inc. Class B	70,084	245,995
Lipid Sciences, Inc. (a)	6,973	5,021
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	1,386
MannKind Corp. (a)(d)	74,374	223,122
Martek Biosciences (a)(d)	30,378	1,147,073
Maxygen, Inc. (a)	38,092	224,362
Medarex, Inc. (a)(d)	126,451	1,101,388
Memory Pharmaceuticals Corp. (a)	67,941	34,038
Metabasis Therapeutics, Inc. (a)	26,087	46,174
Metabolix, Inc. (a)(d)	14,855	166,673
Micromet, Inc. (a)(d)	5,632	13,629
Momenta Pharmaceuticals, Inc. (a)	24,545	314,667
Monogram Biosciences, Inc. (a)(d)	94,829	104,312
Myriad Genetics, Inc. (a)(d)	41,078	1,988,997
Nabi Biopharmaceuticals (a)	74,967	310,363
Neopharm, Inc. (a)	8,402	5,125
Neose Technologies, Inc. (a)	9,641	5,688
Neurocrine Biosciences, Inc. (a)	40,314	198,748
Neurogen Corp. (a)	14,550	12,077
Northfield Laboratories, Inc. (a)	29,181	25,971
Novavax, Inc. (a)	42,163	126,489
NPS Pharmaceuticals, Inc. (a)	39,572	178,074
Nuvelo, Inc. (a)	36,720	28,274
Omrix Biopharmaceuticals, Inc. (a)	16,963	308,557
ONYX Pharmaceuticals, Inc. (a)(d)	53,103	1,876,660
Orchid Cellmark, Inc. (a)	20,246	57,296
OREXIGEN Therapeutics, Inc. (d)	25,117	218,769
Orthologic Corp. (a)	36,394	37,486
Oscient Pharmaceuticals Corp. (a)(d)	9,344	19,622
OSI Pharmaceuticals, Inc. (a)(d)	54,589	1,926,992
Osiris Therapeutics, Inc. (a)(d)	18,030	252,600
OXiGENE, Inc. (a)	27,796	45,863
Palatin Technologies, Inc. (a)	59,631	12,523
Panacos Pharmaceuticals, Inc. (a)	35,312	19,068
PDL BioPharma, Inc.	110,808	1,135,782
Peregrine Pharmaceuticals, Inc. (a)	144,570	62,165
Pharmacopeia Drug Discovery, Inc. (a)	2,994	12,904
Pharmacyclics, Inc. (a)	41,159	42,394
Pharmasset, Inc.	14,268	258,251
Poniard Pharmaceuticals, Inc. (a)(d)	14,768	58,481
Pro-Pharmaceuticals, Inc. (a)	23,828	9,052
Progenics Pharmaceuticals, Inc. (a)(d)	24,524	401,703
Regeneron Pharmaceuticals, Inc. (a)	79,379	1,579,642
Repligen Corp. (a)	34,267	197,721
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Rigel Pharmaceuticals, Inc. (a)	40,346	$ 941,676
RXi Pharmaceuticals Corp. (d)	3,977	38,497
Sangamo Biosciences, Inc. (a)(d)	42,750	473,670
Savient Pharmaceuticals, Inc. (a)(d)	65,430	1,743,055
SciClone Pharmaceuticals, Inc. (a)	14,063	25,173
Seattle Genetics, Inc. (a)(d)	69,909	653,649
Senomyx, Inc. (a)	31,175	161,175
SIGA Technologies, Inc. (a)(d)	5,146	15,489
Sonus Pharmaceuticals, Inc. (a)	32,820	11,159
StemCells, Inc. (a)	46,919	66,156
Sunesis Pharmaceuticals, Inc. (a)(d)	3,400	6,800
Synta Pharmaceuticals Corp. (a)(d)	25,759	180,313
Telik, Inc. (a)(d)	42,903	93,100
Tercica, Inc. (a)	30,000	127,800
Theravance, Inc. (a)(d)	55,976	757,355
Third Wave Technologies, Inc. (a)	44,390	470,978
Threshold Pharmaceuticals, Inc. (a)	15,598	4,835
Titan Pharmaceuticals, Inc. (a)	11,415	17,465
TorreyPines Therapeutics, Inc. (a)	1,899	2,526
Trimeris, Inc.	15,229	90,460
Trubion Pharmaceuticals, Inc. (a)(d)	6,000	37,320
Unigene Laboratories, Inc. (a)(d)	74,735	142,744
United Therapeutics Corp. (a)	20,368	1,945,348
Vanda Pharmaceuticals, Inc. (a)	21,153	98,996
Vertex Pharmaceuticals, Inc. (a)	137,853	3,946,731
Vical, Inc. (a)	34,045	108,604
XOMA Ltd. (a)	145,384	290,768
Zymogenetics, Inc. (a)(d)	42,530	383,621
		95,718,302
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc. (a)	22,041	647,785
Abiomed, Inc. (a)	31,613	467,240
Accuray, Inc. (a)(d)	34,689	331,627
Advanced Medical Optics, Inc. (a)(d)	61,300	1,484,686
Align Technology, Inc. (a)(d)	62,081	817,607
Alphatec Holdings, Inc. (a)	14,930	74,053
American Medical Systems Holdings, Inc. (a)(d)	67,355	1,017,734
Analogic Corp.	12,972	869,383
Angiodynamics, Inc. (a)	20,296	314,385
Anika Therapeutics, Inc. (a)(d)	12,355	107,489
ArthroCare Corp. (a)(d)	26,849	1,184,309
Aspect Medical Systems, Inc. (a)(d)	22,382	119,744
ATS Medical, Inc. (a)	6,269	13,792
Beckman Coulter, Inc.	56,783	3,940,172
BioLase Technology, Inc. (a)	21,417	69,605
Bovie Medical Corp. (a)(d)	18,610	144,786
BSD Medical Corp. (a)(d)	13,363	99,822
Cambridge Heart, Inc. (a)	1,200	768
Candela Corp. (a)	20,642	51,399
Cantel Medical Corp. (a)	13,163	140,844

	Shares	Value
Cardiac Science Corp. (a)	24,399	$ 230,327
Cardica, Inc. (a)(d)	18,168	129,356
Cardiodynamics International Corp. (a)	1,977	3,598
Cardiotech International, Inc. (a)	3,688	1,881
Cerus Corp. (a)	40,324	199,201
Clarient, Inc. (a)	8,140	15,792
Clinical Data, Inc. (a)(d)	12,139	232,098
Conceptus, Inc. (a)(d)	21,558	409,171
CONMED Corp. (a)	26,542	708,406
Cooper Companies, Inc.	42,262	1,709,498
Cryolife, Inc. (a)	23,279	269,571
Cutera, Inc. (a)	13,073	133,868
Cyberonics, Inc. (a)	28,461	504,614
Cynosure, Inc. Class A (a)	12,274	301,081
Datascope Corp.	14,755	630,334
DENTSPLY International, Inc.	134,600	5,456,684
DexCom, Inc. (a)(d)	35,375	279,109
Digirad Corp. (a)	4,978	11,151
Edwards Lifesciences Corp. (a)	52,228	3,014,078
Electro-Optical Sciences, Inc. (a)(d)	9,000	83,700
Endologix, Inc. (a)	29,516	77,627
EP Medsystems, Inc. (a)	14,220	41,380
Escalon Medical Corp. (a)	3,512	11,063
ev3, Inc. (a)(d)	70,887	705,326
Exactech, Inc. (a)	12,414	330,088
Fonar Corp. (a)	785	2,135
Gen-Probe, Inc. (a)	49,207	2,801,847
Greatbatch, Inc. (a)	20,807	390,131
Haemonetics Corp. (a)	23,414	1,319,613
Hansen Medical, Inc. (a)(d)	14,073	252,329
HealthTronics, Inc. (a)	18,929	71,552
Hill-Rom Holdings, Inc.	60,481	1,859,791
Hologic, Inc. (a)(d)	248,720	5,976,742
Home Diagnostics, Inc. (a)	19,347	153,615
I-Flow Corp. (a)	24,646	338,390
ICU Medical, Inc. (a)	13,059	332,743
IDEXX Laboratories, Inc. (a)	61,310	3,096,155
Immucor, Inc. (a)	66,174	1,775,448
Insite Vision (a)	62,560	36,910
Insulet Corp.	22,878	372,911
Integra LifeSciences Holdings Corp. (a)	17,966	754,931
Invacare Corp.	28,693	521,639
Inverness Medical Innovations, Inc. (a)	75,726	2,768,543
Iridex Corp. (a)	9,439	21,993
IRIS International, Inc. (a)	21,153	334,640
IVAX Diagnostics, Inc. (a)	7,111	5,333
Kensey Nash Corp. (a)	14,263	419,047
Kinetic Concepts, Inc. (a)	52,014	2,258,968
Masimo Corp. (d)	40,379	1,395,498
Medical Action Industries, Inc. (a)	13,708	182,042
Mentor Corp. (d)	36,815	1,160,041
Meridian Bioscience, Inc.	39,237	1,150,821
Merit Medical Systems, Inc. (a)	32,942	524,437
Micrus Endovascular Corp. (a)	16,657	188,391
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Minrad International, Inc. (a)(d)	24,400	$ 55,144
National Dentex Corp. (a)	2,508	28,566
Natus Medical, Inc. (a)	21,654	466,860
Neogen Corp. (a)	16,257	428,209
NeuroMetrix, Inc. (a)	7,830	16,756
NMT Medical, Inc. (a)	16,102	77,129
North American Scientific, Inc. (a)	786	1,108
Northstar Neuroscience, Inc. (a)	18,816	31,799
NuVasive, Inc. (a)(d)	34,834	1,474,523
NxStage Medical, Inc. (a)	19,789	95,977
OraSure Technologies, Inc. (a)	45,145	245,589
Orthofix International NV (a)	16,028	521,551
Orthovita, Inc. (a)	20,662	51,655
Osteotech, Inc. (a)	4,011	24,547
Palomar Medical Technologies, Inc. (a)	16,266	179,902
Quidel Corp. (a)	32,548	555,594
ResMed, Inc. (a)	75,783	2,985,092
Retractable Technologies, Inc. (a)	5,601	7,841
Rochester Medical Corp. (a)(d)	8,589	107,105
RTI Biologics, Inc. (a)	51,821	515,619
Sirona Dental Systems, Inc. (a)	16,590	492,059
Somanetics Corp. (a)(d)	17,097	302,275
Sonic Innovations, Inc. (a)	31,910	127,640
SonoSite, Inc. (a)(d)	17,507	537,815
Staar Surgical Co. (a)	8,437	28,264
Stereotaxis, Inc. (a)(d)	33,454	176,303
Steris Corp.	61,693	1,866,213
SurModics, Inc. (a)(d)	15,757	706,544
Symmetry Medical, Inc. (a)	34,850	516,129
Synovis Life Technologies, Inc. (a)	14,155	277,155
The Spectranetics Corp. (a)	37,264	406,178
Theragenics Corp. (a)	45,104	177,259
Thermage, Inc. (a)	10,000	30,300
ThermoGenesis Corp. (a)	39,439	57,975
Thoratec Corp. (a)	55,076	910,406
TomoTherapy, Inc. (d)	35,629	317,454
Trimedyne, Inc. (a)	8,608	3,271
Urologix, Inc. (a)	5,053	6,417
Utah Medical Products, Inc.	3,222	90,216
Vascular Solutions, Inc. (a)	21,325	137,546
Vision Sciences, Inc. (a)(d)	8,293	41,299
Vital Signs, Inc.	9,398	533,712
Vnus Medical Technologies, Inc. (a)	16,000	280,800
Volcano Corp. (a)	31,788	443,125
West Pharmaceutical Services, Inc.	31,870	1,511,594
Wright Medical Group, Inc. (a)	36,747	1,091,018
Young Innovations, Inc.	3,599	73,636
Zoll Medical Corp. (a)	18,824	682,370
		77,548,407
Health Care Providers & Services - 2.1%
Access Plans USA, Inc. (a)	3,930	3,773

	Shares	Value
Advocat, Inc. (a)	14,148	$ 170,342
Air Methods Corp. (a)	12,127	467,375
Alliance Imaging, Inc. (a)	30,861	260,158
Allied Healthcare International, Inc. (a)	21,264	37,425
Allion Healthcare, Inc. (a)	9,407	56,254
Almost Family, Inc. (a)	7,418	181,073
Amedisys, Inc. (a)	24,128	1,225,944
America Service Group, Inc. (a)	8,584	77,342
American Dental Partners, Inc. (a)	13,941	167,571
AMERIGROUP Corp. (a)	47,878	1,321,912
AMN Healthcare Services, Inc. (a)	30,872	537,482
AmSurg Corp. (a)	30,687	837,141
Animal Health International, Inc. (a)	28,873	196,048
Apria Healthcare Group, Inc. (a)	37,271	628,016
Arcadia Resources, Inc. (a)	80,061	60,046
Assisted Living Concepts, Inc. Class A (a)	59,315	397,411
athenahealth, Inc. (d)	17,056	540,164
Bio-Reference Laboratories, Inc. (a)	15,824	393,068
BioScrip, Inc. (a)	44,859	192,445
Brookdale Senior Living, Inc.	46,474	1,225,984
Capital Senior Living Corp. (a)	24,577	197,599
Centene Corp. (a)	38,730	817,590
Chemed Corp.	22,259	806,221
Chindex International, Inc. (a)	8,167	193,395
Community Health Systems, Inc. (a)	92,351	3,327,407
Comprehensive Care Corp. (a)	300	135
Corvel Corp. (a)	10,620	382,426
Cross Country Healthcare, Inc. (a)	31,101	481,132
DaVita, Inc. (a)	101,936	5,288,440
Dialysis Corp. of America (a)	7,648	55,830
Emergency Medical Services Corp. Class A (a)(d)	8,611	200,722
Emeritus Corp. (a)(d)	25,335	537,862
Five Star Quality Care, Inc. (a)	42,257	283,122
Genoptix, Inc.	6,179	167,513
Gentiva Health Services, Inc. (a)	25,101	505,534
Hanger Orthopedic Group, Inc. (a)	21,855	284,115
Health Grades, Inc. (a)	30,002	169,211
Health Management Associates, Inc. Class A (a)	221,984	1,722,596
Health Net, Inc. (a)	104,066	3,226,046
HealthExtras, Inc. (a)	34,078	1,064,938
HealthSouth Corp. (a)(d)	78,962	1,478,958
Healthspring, Inc. (a)	50,704	942,080
Healthways, Inc. (a)	33,301	1,075,622
HearUSA, Inc. (a)	11,117	18,899
Henry Schein, Inc. (a)	80,970	4,511,648
HMS Holdings Corp. (a)	22,242	449,956
Hooper Holmes, Inc. (a)	50,431	48,918
Hythiam, Inc. (a)(d)	35,825	85,980
Integramed America, Inc. (a)	12,500	104,000
InVentiv Health, Inc. (a)	34,152	1,116,770
Kindred Healthcare, Inc. (a)	30,255	834,735
Landauer, Inc.	9,969	596,246
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
LCA-Vision, Inc. (d)	19,294	$ 160,333
LHC Group, Inc. (a)	16,020	347,153
LifePoint Hospitals, Inc. (a)	56,593	1,810,410
Lincare Holdings, Inc. (a)	78,452	2,044,459
Magellan Health Services, Inc. (a)	39,018	1,570,475
Medcath Corp. (a)	16,361	355,034
Medical Staffing Network Holdings, Inc. (a)	8,863	36,959
Metropolitan Health Networks, Inc. (a)	36,067	77,544
Molina Healthcare, Inc. (a)(d)	14,494	437,139
MWI Veterinary Supply, Inc. (a)	13,000	498,160
National Healthcare Corp.	8,401	438,952
National Research Corp.	1,185	37,671
Nighthawk Radiology Holdings, Inc. (a)	25,612	195,420
NovaMed Eyecare, Inc. (a)(d)	33,673	132,335
Odyssey Healthcare, Inc. (a)	35,991	392,662
Omnicare, Inc.	117,558	2,877,820
Owens & Minor, Inc.	35,142	1,668,542
PDI, Inc. (a)	3,836	31,647
Pediatrix Medical Group, Inc. (a)	47,344	2,548,528
PharMerica Corp. (a)(d)	24,824	508,147
Providence Service Corp. (a)	11,318	299,361
PSS World Medical, Inc. (a)	67,150	1,223,473
Psychemedics Corp.	3,872	62,765
Psychiatric Solutions, Inc. (a)(d)	52,660	1,920,510
RadNet, Inc. (a)(d)	41,219	268,748
RehabCare Group, Inc. (a)	22,431	380,654
ResCare, Inc. (a)	25,421	484,778
Rotech Healthcare, Inc. (a)	15,900	2,783
Rural/Metro Corp. (a)(d)	20,488	53,883
Skilled Healthcare Group, Inc.	21,687	291,907
SRI/Surgical Express, Inc. (a)	2,620	9,982
Sun Healthcare Group, Inc. (a)	33,342	478,791
Sunrise Senior Living, Inc. (a)(d)	37,848	1,002,215
Triple-S Management Corp.	14,334	271,199
U.S. Physical Therapy, Inc. (a)	23,352	400,720
Universal American Financial Corp. (a)	40,660	469,623
Universal Health Services, Inc. Class B	46,914	3,049,410
VCA Antech, Inc. (a)(d)	80,403	2,522,242
Wellcare Health Plans, Inc. (a)	38,987	2,151,303
		71,466,357
Health Care Technology - 0.3%
A.D.A.M., Inc. (a)	2,620	18,799
Allscripts Healthcare Solutions, Inc. (a)(d)	50,583	628,747
AMICAS, Inc. (a)	31,224	85,866
Arrhythmia Research Technology, Inc. (a)	7,380	42,509
Cash Technologies, Inc. (a)	2,900	870
Cerner Corp. (a)(d)	61,643	2,796,743
Computer Programs & Systems, Inc.	17,274	344,616
Eclipsys Corp. (a)(d)	50,983	1,040,053

	Shares	Value
Emageon, Inc. (a)(d)	18,876	$ 43,415
HealthAxis, Inc. (a)	190	133
HealthStream, Inc. (a)	6,041	17,761
HLTH Corp. (a)(d)	178,602	2,130,722
iCAD, Inc. (a)	48,360	177,965
MedAssets, Inc.	11,224	200,461
Mediware Information Systems, Inc. (a)	1,310	7,873
Merge Healthcare, Inc. (a)	50,544	34,875
Omnicell, Inc. (a)(d)	33,763	448,373
Phase Forward, Inc. (a)	41,634	721,934
ProxyMed, Inc. (a)	3,259	3,455
Quadramed Corp. (a)	35,763	72,957
SXC Health Solutions Corp. (a)	649	10,563
Transcend Services, Inc. (a)	14,000	148,820
TriZetto Group, Inc. (a)	43,182	927,118
Vital Images, Inc. (a)(d)	24,037	371,372
		10,276,000
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	29,292	190,984
Affymetrix, Inc. (a)	72,092	869,430
Albany Molecular Research, Inc. (a)	29,143	407,419
Alliance Pharmaceutical Corp. (a)	2,080	52
AMAG Pharmaceuticals, Inc. (d)	17,090	683,600
Applera Corp. - Celera Genomics Group (a)	82,681	1,064,931
Bio-Imaging Technologies, Inc. (a)	2,110	17,197
Bio-Rad Laboratories, Inc. Class A (a)	17,876	1,599,544
Bioanalytical Systems, Inc. (a)	4,772	21,474
Biodelivery Sciences International, Inc. (a)	20,000	61,000
Bruker BioSciences Corp. (a)	60,406	703,126
Caliper Life Sciences, Inc. (a)	28,993	103,795
Cambrex Corp.	43,404	266,935
Charles River Laboratories International, Inc. (a)	65,086	4,183,728
Covance, Inc. (a)	59,909	4,911,340
Cryo-Cell International, Inc. (a)	6,550	4,913
Dionex Corp. (a)	18,099	1,319,779
Encorium Group, Inc. (a)	7,298	10,728
Enzo Biochem, Inc. (a)	38,087	374,395
eResearchTechnology, Inc. (a)(d)	43,611	697,340
Exelixis, Inc. (a)	109,028	689,057
Harvard Bioscience, Inc. (a)	8,617	41,362
Illumina, Inc. (a)(d)	53,500	4,198,680
Interleukin Genetics, Inc. (a)	6,973	10,041
Invitrogen Corp. (a)	87,418	4,017,731
Kendle International, Inc. (a)	13,470	509,031
Luminex Corp. (a)(d)	41,189	916,043
Medivation, Inc. (a)(d)	23,143	351,079
Medtox Scientific, Inc. (a)	8,211	119,552
Nektar Therapeutics (a)	106,738	476,051
PAREXEL International Corp. (a)	56,170	1,381,220
Pharmaceutical Product Development, Inc.	105,300	4,655,313
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PharmaNet Development Group, Inc. (a)	19,840	$ 334,899
Sequenom, Inc. (a)	42,290	325,210
Strategic Diagnostics, Inc. (a)	3,743	13,849
Techne Corp. (a)	38,551	3,026,254
Varian, Inc. (a)	29,337	1,627,910
		40,184,992
Pharmaceuticals - 0.8%
Acusphere, Inc. (a)	1,403	926
Adolor Corp. (a)	74,840	424,343
Akorn, Inc. (a)(d)	56,621	268,950
Alexza Pharmaceuticals, Inc. (a)	30,076	153,989
Alpharma, Inc. Class A (a)(d)	44,734	1,126,849
Anesiva, Inc. (a)	1,142	4,008
APP Pharmaceuticals, Inc. (a)(d)	23,499	311,597
Atherogenics, Inc. (a)	26,187	15,634
Auxilium Pharmaceuticals, Inc. (a)	33,683	1,072,467
AVANIR Pharmaceuticals Class A (a)	14,261	17,113
Barrier Therapeutics, Inc. (a)	6,541	16,091
Bentley Pharmaceuticals, Inc. (a)	23,427	366,867
BioMimetic Therapeutics, Inc. (a)	18,723	223,740
Cadence Pharmaceuticals, Inc. (a)(d)	23,197	155,188
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	348,257
Columbia Laboratories, Inc. (a)(d)	36,536	138,837
Corcept Therapeutics, Inc. (a)	7,957	18,619
Cypress Bioscience, Inc. (a)(d)	33,937	276,247
DepoMed, Inc. (a)	68,230	268,826
Discovery Laboratories, Inc. (a)	101,338	189,502
Durect Corp. (a)	73,527	341,901
Emisphere Technologies, Inc. (a)	22,624	41,628
Endo Pharmaceuticals Holdings, Inc. (a)	132,514	3,265,145
Heska Corp. (a)	20,430	27,172
Hi-Tech Pharmacal Co., Inc. (a)(d)	9,053	83,288
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	10,209
Immtech Pharmaceuticals, Inc. (a)	2,377	2,353
Inspire Pharmaceuticals, Inc. (a)	46,517	182,347
Ista Pharmaceuticals, Inc. (a)	7,132	14,621
Javelin Pharmaceuticals, Inc. (a)(d)	36,213	102,121
KV Pharmaceutical Co. Class A (a)(d)	41,227	1,031,087
Matrixx Initiatives, Inc. (a)(d)	11,209	185,173
Medicines Co. (a)	51,295	938,699
Medicis Pharmaceutical Corp. Class A	52,576	1,250,257
MiddleBrook Pharmaceuticals, Inc. (a)(d)	56,776	271,389
Nastech Pharmaceutical Co., Inc. (a)(d)	27,713	32,978
NitroMed, Inc. (a)	19,202	23,618
Noven Pharmaceuticals, Inc. (a)	33,333	407,996
Nutrition 21, Inc. (a)	16,280	6,349
Obagi Medical Products, Inc. (a)	17,005	152,535
Oxis International, Inc. (a)	5,100	235
Pain Therapeutics, Inc. (a)(d)	34,510	280,566
Par Pharmaceutical Companies, Inc. (a)	32,153	586,471

	Shares	Value
Penwest Pharmaceuticals Co. (a)(d)	18,669	$ 58,247
Perrigo Co.	78,348	2,868,320
Pozen, Inc. (a)(d)	22,220	305,303
Questcor Pharmaceuticals, Inc. (a)	47,623	242,401
Repros Therapeutics, Inc. (a)(d)	15,715	155,893
Salix Pharmaceuticals Ltd. (a)(d)	45,480	349,286
Santarus, Inc. (a)	45,220	109,885
Sciele Pharma, Inc. (a)(d)	30,021	657,760
SCOLR Pharma, Inc. (a)	17,200	18,920
Sepracor, Inc. (a)	105,741	2,285,063
Sirtris Pharmaceuticals, Inc.	21,173	475,969
Somaxon Pharmaceuticals, Inc. (a)(d)	7,756	32,963
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	104,380
SuperGen, Inc. (a)	50,317	126,296
Valeant Pharmaceuticals International (a)(d)	83,751	1,371,004
ViroPharma, Inc. (a)(d)	77,129	739,667
Vivus, Inc. (a)	59,578	407,514
Warner Chilcott Ltd. (a)	76,979	1,337,895
XenoPort, Inc. (a)	22,723	983,451
Zila, Inc. (a)	11,602	2,901
		27,269,306
TOTAL HEALTH CARE		322,463,364
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.0%
AAR Corp. (a)	38,238	737,229
AeroVironment, Inc. (a)	15,521	412,548
Alabama Aircraft Industries, Inc. (a)	664	1,507
Alliant Techsystems, Inc. (a)	30,552	3,316,725
American Science & Engineering, Inc.	9,514	487,307
Applied Energetics, Inc. (a)(d)	50,433	102,379
Applied Signal Technology, Inc.	17,972	278,027
Argon ST, Inc. (a)	20,181	487,169
Ascent Solar Technologies, Inc. (a)	22,936	294,269
Astronics Corp. (a)	8,502	148,190
BE Aerospace, Inc. (a)	89,241	3,118,973
Breeze Industrial Products Corp. (a)	9,000	104,400
Ceradyne, Inc. (a)	22,346	963,783
CPI Aerostructures, Inc. (a)	1,677	13,232
Cubic Corp.	19,229	486,109
Curtiss-Wright Corp.	42,647	2,196,747
DRS Technologies, Inc.	39,834	3,138,123
Ducommun, Inc. (a)	10,449	330,920
DynCorp International, Inc. Class A (a)	24,151	412,741
Esterline Technologies Corp. (a)	26,316	1,629,750
GenCorp, Inc. (non-vtg.) (a)	61,833	514,451
Heico Corp. Class A	19,833	785,783
Herley Industries, Inc. (a)	12,228	196,504
Hexcel Corp. (a)(d)	93,511	2,474,301
Innovative Solutions & Support, Inc. (a)(d)	8,701	67,346
Irvine Sensors Corp. (a)	390	136
Ladish Co., Inc. (a)	14,096	458,261
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
LMI Aerospace, Inc. (a)	12,245	$ 254,696
Moog, Inc. Class A (a)	46,409	2,104,184
MTC Technologies, Inc. (a)	13,607	324,255
Orbital Sciences Corp. (a)	53,836	1,397,583
Spirit AeroSystems Holdings, Inc. Class A (a)	97,539	2,909,588
Stanley, Inc. (a)	13,971	440,925
Sypris Solutions, Inc.	8,306	37,294
Taser International, Inc. (a)(d)	59,232	416,401
Teledyne Technologies, Inc. (a)	31,810	1,771,181
The Allied Defense Group, Inc. (a)	7,168	50,893
Todd Shipyards Corp.	6,043	88,470
TransDigm Group, Inc. (a)	22,172	966,699
Triumph Group, Inc.	15,006	933,223
TVI Corp. (a)	29,926	12,270
		34,864,572
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	135,387
AirNet Systems, Inc. (a)	400	1,116
Atlas Air Worldwide Holdings, Inc. (a)	15,089	934,009
Dynamex, Inc. (a)	16,027	401,797
Forward Air Corp.	27,631	1,023,729
Hub Group, Inc. Class A (a)	36,585	1,319,987
Pacer International, Inc.	38,096	855,636
Park-Ohio Holdings Corp. (a)	8,657	130,028
UTI Worldwide, Inc.	81,490	1,936,202
		6,737,891
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	81,281	243,843
Alaska Air Group, Inc. (a)	41,257	805,749
Allegiant Travel Co. (a)	14,299	298,849
AMR Corp. (a)(d)	215,620	1,550,308
Continental Airlines, Inc. Class B (a)	88,304	1,272,461
Delta Air Lines, Inc. (a)(d)	280,064	1,722,394
ExpressJet Holdings, Inc. Class A (a)	34,207	69,440
Hawaiian Holdings, Inc. (a)	24,994	182,956
JetBlue Airways Corp. (a)(d)	187,493	744,347
MAIR Holdings, Inc. (a)	10,106	42,445
Mesa Air Group, Inc. (a)	31,372	22,588
Northwest Airlines Corp. (a)	219,560	1,550,094
Pinnacle Airlines Corp. (a)(d)	20,690	134,692
Republic Airways Holdings, Inc. (a)	35,185	428,553
SkyWest, Inc.	61,605	952,413
UAL Corp. (d)	110,202	941,125
US Airways Group, Inc. (a)	79,762	315,858
		11,278,115
Building Products - 0.4%
Aaon, Inc.	23,521	494,411
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	8,523

	Shares	Value
American Woodmark Corp.	10,570	$ 238,142
Ameron International Corp.	7,159	820,923
Apogee Enterprises, Inc.	31,197	740,617
Armstrong World Industries, Inc.	20,296	659,214
Builders FirstSource, Inc. (a)(d)	13,109	95,958
Gibraltar Industries, Inc.	35,039	565,179
Griffon Corp. (a)	22,241	201,059
Insteel Industries, Inc.	17,667	283,202
Lennox International, Inc.	56,770	1,829,129
NCI Building Systems, Inc. (a)	19,180	599,183
Owens Corning (a)(d)	85,968	2,220,553
PGT, Inc. (a)	16,670	51,177
Quanex Building Products Corp. (a)	34,776	612,058
Simpson Manufacturing Co. Ltd. (d)	39,297	1,036,655
Trex Co., Inc. (a)(d)	9,177	102,782
Universal Forest Products, Inc.	18,247	619,121
US Home Systems, Inc. (a)	9,441	44,373
USG Corp. (a)(d)	73,191	2,492,154
		13,714,413
Commercial Services & Supplies - 2.7%
A.T. Cross Co. Class A (a)	7,939	65,179
ABM Industries, Inc.	39,362	859,272
ACCO Brands Corp. (a)	50,484	774,425
Administaff, Inc.	23,121	645,538
Advisory Board Co. (a)	18,577	857,700
American Ecology Corp.	21,967	630,892
American Reprographics Co. (a)	34,197	625,463
Amrep Corp.	2,187	109,372
Angelica Corp.	10,844	235,423
APAC Customer Services, Inc. (a)	13,380	19,133
Arrowhead Research Corp. (a)(d)	22,957	56,704
Barrett Business Services, Inc.	6,200	81,530
Bowne & Co., Inc.	31,996	491,779
Casella Waste Systems, Inc. Class A (a)	29,398	328,082
CBIZ, Inc. (a)	60,148	512,461
CDI Corp.	10,663	303,896
CECO Environmental Corp. (a)	10,861	68,967
Cenveo, Inc. (a)(d)	45,733	534,161
ChoicePoint, Inc. (a)	72,864	3,547,020
Clean Harbors, Inc. (a)	17,591	1,249,489
Comfort Systems USA, Inc.	42,341	567,369
Competitive Technologies, Inc. (a)	3,836	11,393
Comsys IT Partners, Inc. (a)	21,618	217,045
Consolidated Graphics, Inc. (a)	11,385	625,378
Copart, Inc. (a)	62,179	2,798,055
Cornell Companies, Inc. (a)	9,523	211,792
Corporate Executive Board Co.	34,304	1,549,512
Corrections Corp. of America (a)	116,179	2,995,095
CoStar Group, Inc. (a)(d)	20,150	945,035
Courier Corp.	12,569	295,246
Covanta Holding Corp. (a)(d)	104,024	2,909,551
CRA International, Inc. (a)	12,297	428,796
Deluxe Corp.	48,605	1,095,071
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Diamond Management & Technology Consultants, Inc. (d)	25,988	$ 137,736
Document Security Systems, Inc. (a)(d)	9,753	55,787
Duff & Phelps Corp. Class A	8,366	136,366
Dun & Bradstreet Corp.	58,645	5,373,055
EnergySolutions, Inc.	28,000	711,200
Ennis, Inc.	22,496	424,949
Exponent, Inc. (a)	15,355	500,880
First Advantage Corp. Class A (a)	10,252	205,758
Food Technology Service, Inc. (a)	6,071	13,235
FTI Consulting, Inc. (a)	45,682	2,743,661
Fuel Tech, Inc. (a)(d)	17,173	436,881
G&K Services, Inc. Class A	19,453	680,660
GeoEye, Inc. (a)	20,442	348,536
GP Strategies Corp. (a)	14,690	146,312
Healthcare Services Group, Inc.	34,937	616,289
Heidrick & Struggles International, Inc.	16,722	479,085
Herman Miller, Inc.	59,512	1,475,898
Hill International, Inc. (a)	10,000	161,500
HNI Corp. (d)	34,454	864,106
Hudson Highland Group, Inc. (a)	28,033	351,253
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	17,761	951,812
ICF International, Inc. (a)	9,874	181,385
ICT Group, Inc. (a)	7,987	84,662
IHS, Inc. Class A (a)	31,000	1,846,360
IKON Office Solutions, Inc.	76,988	930,785
InnerWorkings, Inc. (a)(d)	29,905	383,681
Innotrac Corp. (a)	3,181	13,010
Interface, Inc. Class A	56,518	800,295
Intersections, Inc. (a)	3,842	36,038
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	26,568	557,928
Kenexa Corp. (a)	28,062	565,169
Kforce, Inc. (a)	42,225	390,581
Kimball International, Inc. Class B	25,065	264,436
Knoll, Inc.	51,127	758,213
Korn/Ferry International (a)	50,788	853,238
Layne Christensen Co. (a)	19,385	991,155
Learning Tree International, Inc. (a)	12,160	215,232
LECG Corp. (a)	28,005	282,851
M&F Worldwide Corp. (a)(d)	13,753	492,220
Mac-Gray Corp. (a)	3,487	36,683
Manpower, Inc.	79,638	5,017,194
McGrath RentCorp.	22,234	614,325
Metalico, Inc. (a)(d)	33,538	533,254
Mine Safety Appliances Co.	26,004	1,072,405
Mobile Mini, Inc. (a)(d)	32,900	795,193
Multi-Color Corp.	11,002	244,795
Navigant Consulting, Inc. (a)	45,819	923,253
Odyssey Marine Exploration, Inc. (a)(d)	41,200	202,292

	Shares	Value
On Assignment, Inc. (a)	54,114	$ 451,311
PeopleSupport, Inc. (a)(d)	22,685	209,836
Perma-Fix Environmental Services, Inc. (a)	8,161	20,076
PHH Corp. (a)	48,705	917,115
Pike Electric Corp. (a)	16,493	257,126
PRG-Schultz International, Inc. (a)	12,296	125,542
Protection One, Inc. (a)(d)	2,194	18,671
RCM Technologies, Inc. (a)	14,333	61,919
Republic Services, Inc.	151,573	4,991,299
Resources Connection, Inc.	48,181	1,012,283
Rollins, Inc.	47,506	755,820
RSC Holdings, Inc. (d)	51,463	606,234
Schawk, Inc. Class A	8,849	148,132
School Specialty, Inc. (a)	19,272	604,948
Spherion Corp. (a)	59,543	299,501
Spherix, Inc. (a)	5,297	5,456
Standard Parking Corp. (a)	7,744	166,031
Standard Register Co.	23,184	275,426
Steelcase, Inc. Class A	58,356	735,286
Stericycle, Inc. (a)	83,333	4,858,314
Superior Uniform Group, Inc.	4,343	39,044
Team, Inc. (a)	18,690	598,828
Teletech Holdings, Inc. (a)	35,906	927,811
Tetra Tech, Inc. (a)	51,793	1,369,407
The Brink's Co.	39,844	2,887,893
The Geo Group, Inc. (a)	46,716	1,074,001
TRC Companies, Inc. (a)	3,649	18,902
TrueBlue, Inc. (a)	41,139	598,984
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)(d)	27,725	1,173,877
UTEK Corp. (a)(d)	10,333	112,630
Viad Corp.	21,193	698,945
Virco Manufacturing Co.	4,818	24,090
Volt Information Sciences, Inc. (a)	18,549	277,493
VSE Corp.	2,868	98,573
Waste Connections, Inc. (a)	64,678	2,123,379
Waterlink, Inc. (a)	13,000	4
Watson Wyatt Worldwide, Inc. Class A	38,032	2,227,534
WCA Waste Corp. (a)	14,127	77,840
Westaff, Inc. (a)	6,445	13,148
		93,410,125
Construction & Engineering - 1.1%
AECOM Technology Corp.	73,079	2,353,875
EMCOR Group, Inc. (a)	60,467	1,774,706
Foster Wheeler Ltd. (a)	139,152	10,599,208
Furmanite Corp. (a)	33,501	303,854
Granite Construction, Inc.	30,674	1,121,748
Great Lakes Dredge & Dock Corp.	43,369	262,382
Insituform Technologies, Inc. Class A (a)(d)	33,807	623,401
Integrated Electrical Services, Inc. (a)	10,323	188,498
KBR, Inc.	161,701	5,612,642
Michael Baker Corp. (a)	6,664	149,740
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Modtech Holdings, Inc. (a)	5,824	$ 1,280
Northwest Pipe Co. (a)	8,811	414,029
Orion Marine Group, Inc. (a)	5,000	75,100
Perini Corp. (a)	24,626	947,855
Quanta Services, Inc. (a)	163,356	5,233,926
Shaw Group, Inc. (a)	73,355	4,474,655
Sterling Construction Co., Inc. (a)	13,692	272,334
URS Corp. (a)	79,311	3,791,859
		38,201,092
Electrical Equipment - 1.8%
A.O. Smith Corp.	19,474	703,985
Active Power, Inc. (a)	42,574	59,604
Acuity Brands, Inc.	39,353	2,095,547
Advanced Battery Technologies, Inc. (a)(d)	30,270	115,026
Allied Motion Technologies, Inc. (a)	3,555	19,304
American Superconductor Corp. (a)(d)	40,221	1,418,997
AMETEK, Inc.	99,826	5,121,074
AML Communications, Inc. (a)	4,959	6,199
AZZ, Inc. (a)	14,388	451,495
Baldor Electric Co.	40,317	1,419,158
Beacon Power Corp. (a)(d)	103,037	194,740
Belden, Inc.	44,401	1,859,958
Brady Corp. Class A	45,014	1,742,492
BTU International, Inc. (a)	5,333	62,716
C&D Technologies, Inc. (a)(d)	41,016	253,479
Capstone Turbine Corp. (a)(d)	164,367	618,020
Chase Corp.	10,862	203,663
Coleman Cable, Inc. (a)(d)	9,142	101,476
Digital Power Corp. (a)	4,959	4,711
Encore Wire Corp. (d)	16,325	369,761
Energy Conversion Devices, Inc. (a)(d)	39,649	2,516,919
Energy Focus, Inc. (a)	9,000	21,420
EnerSys (a)(d)	42,456	1,325,052
Evergreen Solar, Inc. (a)(d)	110,354	1,147,682
EXX, Inc. Class A (a)	3,975	14,708
First Solar, Inc. (a)	34,449	9,216,485
Franklin Electric Co., Inc.	16,674	675,297
FuelCell Energy, Inc. (a)(d)	76,681	776,779
General Cable Corp. (a)	50,605	3,582,834
GrafTech International Ltd. (a)(d)	103,329	2,727,886
Hoku Scientific, Inc. (a)(d)	35,507	273,404
Hubbell, Inc. Class B	51,302	2,399,395
II-VI, Inc. (a)	24,899	973,800
LaBarge, Inc. (a)	3,526	46,543
LSI Industries, Inc.	22,573	240,177
MagneTek, Inc. (a)	24,905	112,073
Medis Technologies Ltd. (a)(d)	30,558	189,154
Microfield Group, Inc. (a)	20,770	7,893
Microvision, Inc. (a)(d)	92,242	319,157
Millennium Cell, Inc. (a)	10,760	526

	Shares	Value
Plug Power, Inc. (a)	99,558	$ 312,612
Polypore International, Inc.	13,051	309,309
Powell Industries, Inc. (a)	8,427	450,592
Power-One, Inc. (a)	77,604	235,916
PowerSecure International, Inc. (a)(d)	19,994	201,540
Preformed Line Products Co.	2,387	120,591
Regal-Beloit Corp.	30,973	1,440,245
Roper Industries, Inc.	82,590	5,371,654
Satcon Technology Corp. (a)(d)	5,988	17,245
Sunpower Corp. Class A (a)(d)	36,685	3,004,502
Superior Essex, Inc. (a)	17,936	780,216
Technology Research Corp.	3,139	9,417
Thomas & Betts Corp. (a)	52,980	2,250,061
Ultralife Batteries, Inc. (a)(d)	14,770	186,545
Universal Security Instruments, Inc. (a)	4,000	25,400
UQM Technologies, Inc. (a)	9,558	24,182
Valence Technology, Inc. (a)(d)	60,894	246,621
Vicor Corp.	24,837	280,410
Woodward Governor Co.	54,730	2,203,977
		60,859,624
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	54,319	1,815,884
McDermott International, Inc. (a)	218,057	13,526,076
Raven Industries, Inc. (d)	17,290	652,698
Standex International Corp.	13,917	287,386
Teleflex, Inc.	36,772	2,180,212
Tredegar Corp.	22,613	330,376
Walter Industries, Inc.	49,966	4,658,830
		23,451,462
Machinery - 3.4%
3D Systems Corp. (a)(d)	19,147	175,387
Accuride Corp. (a)	25,655	198,826
Actuant Corp. Class A	52,858	1,929,846
AGCO Corp. (a)	86,599	5,233,178
Alamo Group, Inc.	3,665	84,845
Albany International Corp. Class A	23,271	805,409
Altra Holdings, Inc. (a)	31,400	546,988
American Railcar Industries, Inc. (d)	10,875	227,614
Ampco-Pittsburgh Corp.	7,482	349,110
Astec Industries, Inc. (a)	16,319	634,972
Axsys Technologies, Inc. (a)	11,318	669,573
Badger Meter, Inc.	12,727	625,532
Baldwin Technology Co., Inc. Class A (a)	3,555	11,198
Barnes Group, Inc.	36,936	1,179,736
Basin Water, Inc. (a)(d)	20,625	100,650
Blount International, Inc. (a)	43,706	612,321
Briggs & Stratton Corp.	48,785	719,579
Bucyrus International, Inc. Class A	71,072	5,030,476
Cascade Corp.	10,800	543,888
Chart Industries, Inc. (a)	28,453	1,191,896
CIRCOR International, Inc.	16,789	896,700
CLARCOR, Inc.	49,508	2,149,637
Colfax Corp.	17,500	433,825
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	17,143	$ 488,747
Commercial Vehicle Group, Inc. (a)	23,576	328,649
Crane Co.	47,614	2,173,579
Donaldson Co., Inc.	66,671	3,432,223
Dynamic Materials Corp.	11,531	500,215
Eastern Co.	7,453	121,931
EnPro Industries, Inc. (a)	20,407	818,321
ESCO Technologies, Inc. (a)(d)	26,210	1,350,077
Federal Signal Corp.	41,599	560,755
Flanders Corp. (a)	10,793	77,278
Flow International Corp. (a)	49,040	498,246
Flowserve Corp.	55,566	7,697,002
Force Protection, Inc. (a)(d)	60,924	260,145
FreightCar America, Inc.	14,535	633,726
Gardner Denver, Inc. (a)	48,958	2,597,711
Gehl Co. (a)(d)	12,189	195,024
Gorman-Rupp Co.	18,366	806,267
Graco, Inc. (d)	61,444	2,483,566
Graham Corp.	5,047	345,417
Greenbrier Companies, Inc.	15,064	395,430
Hardinge, Inc.	9,527	133,854
Harsco Corp.	77,412	4,901,728
Hirsch International Corp. Class A (a)	2,100	3,234
Hurco Companies, Inc. (a)	6,978	252,813
IDEX Corp.	71,626	2,781,954
Joy Global, Inc.	105,665	8,900,163
K-Tron International, Inc. (a)	3,234	442,347
Kadant, Inc. (a)	16,324	436,341
Kaydon Corp.	27,179	1,660,909
Kennametal, Inc.	74,201	2,867,869
Key Technology, Inc. (a)	5,197	190,054
L.B. Foster Co. Class A (a)	12,118	414,799
Lincoln Electric Holdings, Inc.	40,877	3,371,535
Lindsay Corp. (d)	11,015	1,156,575
Lydall, Inc. (a)	19,210	294,681
Met-Pro Corp.	8,774	118,274
MFRI, Inc. (a)	7,618	118,765
Middleby Corp. (a)(d)	16,424	937,646
Milacron, Inc. (a)	1,345	1,722
Miller Industries, Inc. (a)	8,914	99,748
Mueller Industries, Inc.	38,224	1,368,037
Mueller Water Products, Inc. Class B	116,137	1,149,756
NACCO Industries, Inc. Class A	5,002	434,474
NN, Inc.	18,519	240,932
Nordson Corp.	29,175	2,096,224
Omega Flex, Inc.	3,426	61,428
Oshkosh Co.	71,038	2,870,646
Paragon Technologies, Inc. (a)	1,565	10,235
Pentair, Inc.	92,880	3,476,498
Portec Rail Products, Inc.	5,406	65,683

	Shares	Value
RBC Bearings, Inc. (a)	22,455	$ 846,104
Robbins & Myers, Inc.	25,382	1,027,717
Spire Corp. (a)	200	2,876
SPX Corp.	53,618	7,124,760
Sun Hydraulics Corp.	15,960	640,156
Tecumseh Products Co. Class A (non-vtg.) (a)	17,767	620,246
Tennant Co.	17,405	612,134
The L.S. Starrett Co. Class A	5,190	118,228
Timken Co.	74,582	2,731,939
Titan International, Inc.	23,935	946,151
Titan Machinery, Inc.	8,120	197,316
Toro Co.	36,128	1,411,882
TriMas Corp.	13,518	110,442
Trinity Industries, Inc. (d)	71,125	2,905,456
TurboChef Technologies, Inc. (a)(d)	22,172	149,218
Twin Disc, Inc.	12,210	231,990
Valmont Industries, Inc.	17,665	2,028,649
Wabash National Corp.	46,716	400,823
Wabtec Corp.	43,865	2,042,793
Watts Water Technologies, Inc. Class A (d)	25,624	726,697
Xerium Technologies, Inc. (d)	21,467	100,251
		115,950,247
Marine - 0.3%
Alexander & Baldwin, Inc.	39,208	2,018,036
American Commercial Lines, Inc. (a)(d)	48,129	738,299
Eagle Bulk Shipping, Inc. (d)	44,001	1,466,993
Excel Maritime Carriers Ltd.	14,221	729,537
Genco Shipping & Trading Ltd. (d)	22,224	1,561,014
Horizon Lines, Inc. Class A (d)	32,349	406,627
International Shipholding Corp. (a)	4,464	106,154
Kirby Corp. (a)(d)	51,673	2,876,119
OceanFreight, Inc. (d)	10,013	265,545
TBS International Ltd. Class A (a)(d)	9,962	464,030
		10,632,354
Road & Rail - 0.7%
AMERCO (a)	7,255	431,745
Arkansas Best Corp.	21,525	799,869
Avis Budget Group, Inc. (a)	98,204	1,367,000
Celadon Group, Inc. (a)	27,289	311,095
Con-way, Inc.	42,610	2,079,794
Covenant Transport Group, Inc. Class A (a)	4,491	21,287
Dollar Thrifty Automotive Group, Inc. (a)	20,712	289,968
Frozen Food Express Industries, Inc.	4,026	31,805
Genesee & Wyoming, Inc. Class A (a)	38,427	1,568,590
Heartland Express, Inc. (d)	66,575	1,025,255
Hertz Global Holdings, Inc. (a)	130,213	1,721,416
J.B. Hunt Transport Services, Inc.	88,505	3,083,514
Kansas City Southern (a)(d)	71,158	3,555,054
Knight Transportation, Inc. (d)	47,474	866,875
Landstar System, Inc.	53,189	2,963,691
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd. (a)	18,360	$ 329,011
Old Dominion Freight Lines, Inc. (a)	30,609	923,780
P.A.M. Transportation Services, Inc. (a)	12,026	176,301
Patriot Transportation Holding, Inc. (a)	534	47,996
Quality Distribution, Inc. (a)	6,526	22,841
Saia, Inc. (a)	23,699	329,653
Universal Truckload Services, Inc. (a)(d)	5,000	121,800
USA Truck, Inc. (a)	4,594	58,711
Werner Enterprises, Inc.	50,060	948,136
YRC Worldwide, Inc. (a)(d)	51,688	902,472
		23,977,659
Trading Companies & Distributors - 0.6%
Aceto Corp.	20,271	159,533
Aircastle Ltd.	42,316	542,914
Applied Industrial Technologies, Inc.	35,142	968,865
Beacon Roofing Supply, Inc. (a)(d)	40,814	498,339
BlueLinx Corp. (d)	14,464	68,849
Electro Rent Corp.	14,337	202,438
Empire Resources, Inc.	3,903	18,969
Fastenal Co. (d)	135,068	6,677,762
GATX Corp.	40,734	2,008,594
H&E Equipment Services, Inc. (a)	22,445	315,352
Houston Wire & Cable Co. (d)	15,402	332,375
Huttig Building Products, Inc. (a)	6,924	16,202
Interline Brands, Inc. (a)	28,956	517,154
Kaman Corp.	23,582	610,774
Lawson Products, Inc.	2,516	65,391
MSC Industrial Direct Co., Inc. Class A	43,933	2,394,349
Rush Enterprises, Inc. Class A (a)	37,813	611,814
TAL International Group, Inc.	21,941	589,555
Textainer Group Holdings Ltd.	12,459	279,331
United Rentals, Inc.	74,570	1,535,396
Watsco, Inc. (d)	21,929	1,019,699
WESCO International, Inc. (a)	40,932	1,813,697
Willis Lease Finance Corp. (a)	2,246	24,751
		21,272,103
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	37,538	1,247,763
Quixote Corp.	10,799	110,150
		1,357,913
TOTAL INDUSTRIALS		455,707,570
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.5%
3Com Corp. (a)	367,515	926,138
Acme Packet, Inc. (a)	38,829	349,849
ADC Telecommunications, Inc. (a)	112,244	1,766,721
Adtran, Inc.	53,503	1,331,690
Airspan Networks, Inc. (a)	55,386	49,183

	Shares	Value
Alliance Fiber Optic Products, Inc. (a)	23,499	$ 35,249
AltiGen Communications, Inc. (a)	1,965	2,849
Anaren, Inc. (a)	22,340	290,643
Arris Group, Inc. (a)	149,655	1,400,771
Aruba Networks, Inc. (a)	29,767	186,937
Avanex Corp. (a)	199,217	235,076
Avocent Corp. (a)	46,008	907,738
Aware, Inc. (a)	10,854	39,291
Bel Fuse, Inc. Class B (non-vtg.)	12,174	318,837
BigBand Networks, Inc. (a)	20,709	109,758
Black Box Corp.	18,367	527,133
Blue Coat Systems, Inc. (a)	39,590	717,371
Bookham, Inc. (a)	57,200	116,116
Comarco, Inc.	2,807	9,039
CommScope, Inc. (a)	62,456	3,425,712
Communications Systems, Inc.	2,049	22,641
Comtech Telecommunications Corp. (a)	25,194	1,166,482
Digi International, Inc. (a)	32,262	291,003
Ditech Networks, Inc. (a)	24,840	59,119
Dycom Industries, Inc. (a)	41,110	705,037
EchoStar Holding Corp. Class A (a)	43,149	1,611,184
EMS Technologies, Inc. (a)	19,139	524,026
Endwave Corp. (a)	18,064	123,558
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	110,073	357,737
F5 Networks, Inc. (a)	83,346	2,504,547
Finisar Corp. (a)(d)	237,565	437,120
Foundry Networks, Inc. (a)	123,296	1,676,826
Globecomm Systems, Inc. (a)	28,319	274,977
Harmonic, Inc. (a)	90,519	870,793
Harris Corp.	130,263	8,568,700
Harris Stratex Networks, Inc. Class A (a)	25,381	285,282
Hughes Communications, Inc. (a)	5,244	243,269
Infinera Corp.	79,879	1,140,672
InterDigital, Inc. (a)(d)	46,613	1,164,859
ISCO International, Inc. (a)	19,929	2,989
Ixia (a)	47,514	384,388
JDS Uniphase Corp. (a)	60	742
KVH Industries, Inc. (a)	19,517	171,750
Lantronix, Inc. (a)	17,964	15,471
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	18
Loral Space & Communications Ltd. (a)	12,027	233,204
MasTec, Inc. (a)	45,917	541,361
MRV Communications, Inc. (a)	91,561	162,979
NETGEAR, Inc. (a)	35,151	667,517
Network Engines, Inc. (a)	9,093	11,548
Network Equipment Technologies, Inc. (a)	26,253	128,377
Neutral Tandem, Inc.	7,936	153,562
Nextwave Wireless, Inc. (a)(d)	46,937	252,052
NMS Communications Corp. (a)	36,033	41,798
NumereX Corp. Class A (a)	4,959	37,639
Occam Networks, Inc. (a)(d)	8,924	38,105
Oplink Communications, Inc. (a)	24,767	274,418
Opnext, Inc. (a)	21,452	124,422
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Optelecom Nkf, Inc. (a)	1,053	$ 8,951
Optical Cable Corp. (a)	1,228	7,749
Optium Corp. (a)(d)	14,784	162,624
ORBCOMM, Inc. (a)(d)	31,095	192,478
Packeteer, Inc. (a)	33,076	234,840
Parkervision, Inc. (a)(d)	28,207	314,790
PC-Tel, Inc.	22,837	225,858
Pegasus Wireless Corp. warrants 8/11/08 (a)	4,310	0
Performance Technologies, Inc. (a)	4,304	23,844
Plantronics, Inc.	44,599	1,083,310
Polycom, Inc. (a)	87,526	2,181,148
Powerwave Technologies, Inc. (a)(d)	111,385	448,882
Proxim Wireless Corp. (a)	2,250	1,418
Radyne Corp. (a)	20,583	230,735
Riverbed Technology, Inc. (a)	50,088	899,080
SCM Microsystems, Inc. (a)	4,117	12,227
SeaChange International, Inc. (a)	31,672	248,942
ShoreTel, Inc.	12,518	67,597
Soapstone Networks, Inc.	20,518	109,361
Sonus Networks, Inc. (a)(d)	272,135	1,167,459
Starent Networks Corp. (d)	28,090	491,856
Sycamore Networks, Inc. (a)	185,978	630,465
Symmetricom, Inc. (a)	44,266	186,360
Tekelec (a)	62,915	1,056,343
Telkonet, Inc. (a)(d)	34,540	22,106
Telular Corp. (a)	14,093	51,158
Tollgrade Communications, Inc. (a)	15,734	83,705
UTStarcom, Inc. (a)(d)	98,847	474,466
Veramark Technologies, Inc. (a)	1,700	1,020
ViaSat, Inc. (a)	29,918	644,434
Wegener Corp. (a)	11,602	12,994
Westell Technologies, Inc. Class A (a)	93,476	132,736
Zhone Technologies, Inc. (a)	173,196	166,268
		49,591,477
Computers & Peripherals - 1.2%
ActivIdentity Corp. (a)	30,377	86,271
Adaptec, Inc. (a)	145,519	470,026
Avid Technology, Inc. (a)(d)	39,194	841,103
Brocade Communications Systems, Inc. (a)(d)	369,633	2,979,242
Concurrent Computer Corp. (a)	79,110	54,586
CopyTele, Inc. (a)	16,655	15,073
Cray, Inc. (a)	29,711	185,100
Data Domain, Inc.	23,500	564,000
Datalink Corp. (a)	2,058	9,776
Dataram Corp.	3,649	11,859
Diebold, Inc.	63,048	2,487,874
Dot Hill Systems Corp. (a)	30,475	91,425
Electronics for Imaging, Inc. (a)	53,247	882,303
Emulex Corp. (a)	83,779	1,174,582

	Shares	Value
En Pointe Technologies, Inc. (a)	2,994	$ 7,066
FOCUS Enhancements, Inc. (a)	7,672	3,146
Hauppauge Digital, Inc. (a)	4,117	9,469
Hutchinson Technology, Inc. (a)	27,474	395,626
Hypercom Corp. (a)	60,574	294,995
iGO, Inc. (a)	18,109	23,542
Imation Corp.	31,408	821,633
Immersion Corp. (a)(d)	32,589	279,288
InFocus Corp. (a)	16,952	28,988
Innovex, Inc. (a)	4,552	3,414
Intermec, Inc. (a)	45,598	1,030,515
Interphase Corp. (a)	2,203	8,195
Intevac, Inc. (a)	25,932	298,218
Iomega Corp. (a)	46,398	178,168
Isilon Systems, Inc. (a)(d)	26,704	130,850
LaserCard Corp. (a)	11,480	84,034
NCR Corp. (a)	167,811	4,440,279
Novatel Wireless, Inc. (a)(d)	33,008	340,312
Overland Storage, Inc. (a)	6,049	6,351
Palm, Inc. (d)	91,166	552,466
Presstek, Inc. (a)(d)	39,299	245,226
Qualstar Corp.	2,735	8,178
Quantum Corp. (a)	171,906	293,959
Rackable Systems, Inc. (a)(d)	33,538	458,129
Rimage Corp. (a)	17,322	306,253
Seagate Technology	516,061	11,054,027
Silicon Graphics, Inc. (a)(d)	8,036	62,038
Socket Mobile, Inc. (a)	8,047	6,035
STEC, Inc. (a)	38,975	496,931
Stratasys, Inc. (a)(d)	23,546	512,596
Super Micro Computer, Inc. (a)	20,000	143,600
Synaptics, Inc. (a)(d)	24,420	1,044,443
Transact Technologies, Inc. (a)	2,830	24,027
ViewCast.com, Inc. (a)	10,386	3,324
Western Digital Corp. (a)	215,184	8,075,856
Zoom Technologies, Inc. (a)	5,240	1,939
		41,526,336
Electronic Equipment & Instruments - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	28,810	156,438
Advanced Photonix, Inc. Class A (a)	11,134	15,588
Agilysys, Inc.	29,348	306,393
American Technology Corp. (a)	2,713	4,775
Amphenol Corp. Class A	169,693	7,912,785
Anixter International, Inc. (a)(d)	28,729	1,867,672
Arrow Electronics, Inc. (a)	117,130	3,591,206
Avnet, Inc. (a)	138,499	4,088,490
AVX Corp.	47,849	637,349
Axcess, Inc. (a)	6,529	7,508
Benchmark Electronics, Inc. (a)	70,653	1,255,504
Brightpoint, Inc. (a)	43,183	425,353
CalAmp Corp. (a)	25,303	63,511
Checkpoint Systems, Inc. (a)	37,743	980,186
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Clearfield, Inc. (a)	3,836	$ 5,754
Cogent, Inc. (a)(d)	46,583	557,599
Cognex Corp.	38,437	1,070,855
Coherent, Inc. (a)	12,807	387,668
Comverge, Inc. (d)	10,552	134,960
CPI International, Inc. (a)	8,558	104,322
CTS Corp.	33,602	365,590
CyberOptics Corp. (a)	11,204	100,388
Daktronics, Inc. (d)	35,884	724,498
Daystar Technologies, Inc. (a)(d)	55,291	221,164
DDi Corp. (a)	20,393	127,660
Dolby Laboratories, Inc. Class A (a)	40,316	1,935,571
DTS, Inc. (a)	18,680	625,780
Echelon Corp. (a)(d)	36,963	545,574
Electro Scientific Industries, Inc. (a)	32,818	518,524
Entorian Technologies, Inc. (a)	7,258	7,621
Excel Technology, Inc. (a)	13,164	342,527
FARO Technologies, Inc. (a)	18,076	518,239
FLIR Systems, Inc. (a)	130,819	5,156,885
Frequency Electronics, Inc.	1,170	7,839
Gerber Scientific, Inc. (a)	34,143	341,771
Giga-Tronics, Inc. (a)	4,585	6,236
GTSI Corp. (a)	3,743	28,784
I. D. Systems Inc. (a)	11,645	85,707
Ingram Micro, Inc. Class A (a)	147,814	2,679,868
InPlay Technologies, Inc. (a)	4,023	2,012
Insight Enterprises, Inc. (a)	52,859	708,311
Intelli-Check, Inc. (a)	1,429	3,873
IPG Photonics Corp. (a)	19,950	400,796
Iteris, Inc. (a)	4,304	12,826
Itron, Inc. (a)(d)	32,748	3,195,550
Jaco Electronics, Inc. (a)	3,836	4,948
Keithley Instruments, Inc.	19,213	196,741
KEMET Corp. (a)(d)	91,290	367,899
L-1 Identity Solutions, Inc. (a)(d)	71,393	1,130,865
LeCroy Corp. (a)	12,897	111,559
LightPath Technologies, Inc. Class A (a)	1,150	1,944
Littelfuse, Inc. (a)	20,342	768,724
LoJack Corp. (a)	17,896	165,538
Lumera Corp. (a)	13,075	13,337
Maxwell Technologies, Inc. (a)(d)	22,337	304,900
MDI, Inc. (a)	7,859	3,617
Measurement Specialties, Inc. (a)	15,913	309,985
Mercury Computer Systems, Inc. (a)	28,979	257,044
Merix Corp. (a)	15,740	39,350
Mesa Laboratories, Inc.	4,207	84,519
Methode Electronics, Inc. Class A	31,984	365,897
Mettler-Toledo International, Inc. (a)	33,171	3,439,833
Micronetics, Inc. (a)	3,743	29,195
MTS Systems Corp.	18,579	703,029
Multi-Fineline Electronix, Inc. (a)	6,965	139,648

	Shares	Value
Napco Security Systems, Inc. (a)	17,472	$ 80,371
National Instruments Corp.	54,468	1,729,904
NetList, Inc. (a)	15,000	23,100
Newport Corp. (a)	32,507	434,944
NU Horizons Electronics Corp. (a)	14,521	83,496
OSI Systems, Inc. (a)	20,267	510,931
Par Technology Corp. (a)	6,450	60,630
Park Electrochemical Corp.	16,110	476,051
PC Connection, Inc. (a)	13,930	151,698
Perceptron, Inc. (a)	2,600	22,542
Photon Dynamics, Inc. (a)	24,728	314,540
Planar Systems, Inc. (a)	18,106	60,112
Plexus Corp. (a)	45,355	1,280,372
RadiSys Corp. (a)	24,357	244,301
RAE Systems, Inc. (a)	46,052	65,394
Research Frontiers, Inc. (a)(d)	22,011	128,984
RF Industries Ltd.	2,339	14,455
RF Monolithics, Inc. (a)	3,462	7,616
Richardson Electronics Ltd.	33,307	188,185
Rofin-Sinar Technologies, Inc. (a)	28,810	1,019,586
Rogers Corp. (a)	18,502	725,093
Sanmina-SCI Corp. (a)	555,153	832,730
ScanSource, Inc. (a)	27,283	817,399
Sielox, Inc. (a)	5,600	1,036
Sigmatron International, Inc. (a)	762	4,564
SMART Modular Technologies (WWH), Inc. (a)	33,557	180,537
Spectrum Control, Inc. (a)	14,200	129,362
StockerYale, Inc. (a)	2,400	1,680
SYNNEX Corp. (a)	18,111	450,058
Tech Data Corp. (a)	62,236	2,277,215
Technitrol, Inc.	41,833	834,568
Tessco Technologies, Inc. (a)	4,000	50,880
Trimble Navigation Ltd. (a)	114,481	4,560,923
TTM Technologies, Inc. (a)	43,404	631,962
Universal Display Corp. (a)(d)	34,146	519,361
Vicon Industries, Inc. (a)	18,575	89,160
Vishay Intertechnology, Inc. (a)	158,088	1,593,527
X-Rite, Inc. (a)	41,424	72,906
Zones, Inc. (a)	3,275	26,855
Zygo Corp. (a)	17,642	211,175
		71,584,285
Internet Software & Services - 0.9%
Answers Corp. (a)(d)	6,496	27,868
Ariba, Inc. (a)	93,028	1,380,536
Art Technology Group, Inc. (a)	135,173	506,899
Autobytel, Inc. (a)	47,104	78,664
Bankrate, Inc. (a)(d)	12,873	650,087
Bidz.com, Inc. (a)(d)	8,406	96,585
Chordiant Software, Inc. (a)	23,568	151,307
CMGI, Inc. (a)	42,760	640,545
CNET Networks, Inc. (a)	140,966	1,614,061
Communication Intelligence Corp. (a)	7,900	1,501
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
comScore, Inc.	16,228	$ 397,586
Constant Contact, Inc. (d)	9,084	174,413
DealerTrack Holdings, Inc. (a)(d)	37,442	787,780
Dice Holdings, Inc.	11,816	89,920
Digital River, Inc. (a)(d)	38,827	1,555,410
DivX, Inc. (a)(d)	22,515	220,422
EarthLink, Inc. (a)	111,671	1,072,042
EasyLink Services International Corp. (a)	3,400	9,792
EDGAR Online, Inc. (a)	3,836	8,823
Entrust, Inc. (a)	55,731	156,047
Equinix, Inc. (a)	30,864	2,947,203
Goldleaf Financial Solutions, Inc. (a)	12,407	25,434
Greenfield Online, Inc. (a)	24,215	308,499
I-Many, Inc. (a)	9,263	9,356
iMergent, Inc. (d)	8,356	96,094
InfoSpace, Inc.	29,787	271,955
Innodata Isogen, Inc. (a)	7,485	23,428
InsWeb Corp. (a)	283	2,830
Internap Network Services Corp. (a)(d)	52,295	275,595
Internet America, Inc. (a)	6,082	3,406
Internet Capital Group, Inc. (a)	40,804	410,488
Interwoven, Inc. (a)	49,092	658,324
iPass, Inc. (a)	58,644	126,085
j2 Global Communications, Inc. (a)(d)	49,083	1,301,681
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	31,939	59,407
Keynote Systems, Inc. (a)(d)	23,393	315,806
Kintera, Inc. (a)	6,752	7,292
Limelight Networks, Inc. (d)	37,810	127,420
Liquidity Services, Inc. (a)	19,229	213,442
LivePerson, Inc. (a)	43,962	141,558
LoopNet, Inc. (a)(d)	30,820	404,667
Marchex, Inc. Class B (d)	28,914	382,243
MIVA, Inc. (a)	33,689	57,271
Move, Inc. (a)	151,118	454,865
NaviSite, Inc. (a)	8,077	30,612
NIC, Inc.	50,395	411,223
Omniture, Inc. (a)(d)	53,749	1,324,913
On2.Com, Inc. (a)(d)	162,348	139,619
Onstream Media Corp. (a)	1,100	1,012
Onvia.com, Inc. (a)	1,133	6,299
Openwave Systems, Inc.	93,277	184,688
Perficient, Inc. (a)(d)	33,787	358,480
PlanetOut, Inc. (a)	1,261	3,480
RealNetworks, Inc. (a)	101,380	740,074
S1 Corp. (a)	55,793	364,886
Saba Software, Inc. (a)	24,380	93,132
SAVVIS, Inc. (a)(d)	25,609	427,158
Selectica, Inc. (a)	7,017	9,894
SonicWALL, Inc. (a)	65,928	527,424
Supportsoft, Inc. (a)	35,140	131,072

	Shares	Value
Switch & Data Facilities Co., Inc. (a)	22,752	$ 406,123
TechTarget, Inc.	6,000	72,840
Terremark Worldwide, Inc. (a)(d)	39,407	248,264
The Knot, Inc. (a)	25,433	295,277
The Sedona Corp. (a)	8,300	1,585
TheStreet.com, Inc. (d)	23,106	178,378
Think Partnership, Inc. (a)	31,103	15,552
Travelzoo, Inc. (a)	7,829	83,614
Tumbleweed Communications Corp. (a)	69,582	128,727
United Online, Inc.	60,721	742,618
US Dataworks, Inc. (a)	4,512	677
ValueClick, Inc. (a)	100,769	2,026,465
Vignette Corp. (a)	26,195	339,225
VistaPrint Ltd. (a)(d)	40,002	1,252,863
Vocus, Inc. (a)	16,061	510,258
WebMD Health Corp. Class A (a)(d)	9,120	273,874
Websense, Inc. (a)	43,751	769,580
Website Pros, Inc. (a)	31,630	259,682
Zix Corp. (a)(d)	83,740	216,049
		30,820,254
IT Services - 4.0%
Accenture Ltd. Class A	579,407	23,651,394
Acxiom Corp.	63,294	928,523
Alliance Data Systems Corp. (a)	74,905	4,497,296
Analysts International Corp. (a)	9,684	16,850
Applied Digital Solutions, Inc. (a)	52,828	44,904
BearingPoint, Inc. (a)	199,355	271,123
Broadridge Financial Solutions, Inc.	131,439	2,962,635
CACI International, Inc. Class A (a)	27,719	1,412,837
Cass Information Systems, Inc.	4,950	157,262
Ciber, Inc. (a)	62,222	436,798
Computer Task Group, Inc. (a)	11,529	57,760
CSG Systems International, Inc. (a)	42,838	568,889
CSP, Inc. (a)	3,555	20,868
CyberSource Corp. (a)	63,856	1,239,445
DST Systems, Inc. (a)(d)	44,937	2,849,006
Edgewater Technology, Inc. (a)	4,972	25,556
eLoyalty Corp. (a)	4,735	39,585
Enherent Corp. (a)	8,200	902
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	43,979	860,229
ExlService Holdings, Inc. (a)	14,112	281,393
Forrester Research, Inc. (a)	15,786	476,895
Gartner, Inc. Class A (a)	67,013	1,460,213
Genpact Ltd. (d)	54,500	790,250
Gevity HR, Inc.	18,970	141,706
Global Cash Access Holdings, Inc. (a)	43,141	308,458
Global Payments, Inc.	75,227	3,552,219
Hackett Group, Inc. (a)	44,735	236,201
Heartland Payment Systems, Inc. (d)	23,930	617,633
Hewitt Associates, Inc. Class A (a)	91,960	3,601,154
iGate Corp. (a)	37,687	322,224
infoUSA, Inc.	35,867	201,214
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Integral Systems, Inc.	13,573	$ 537,355
INX, Inc. (a)	7,038	88,890
Iron Mountain, Inc. (a)	175,116	5,258,733
Lionbridge Technologies, Inc. (a)	91,247	221,730
ManTech International Corp. Class A (a)	16,498	831,994
MasterCard, Inc. Class A	68,938	21,277,714
Maximus, Inc.	21,263	781,841
Metavante Holding Co. (a)	104,900	2,670,754
MoneyGram International, Inc.	85,260	115,954
MPS Group, Inc. (a)	95,492	1,096,248
MTM Technologies, Inc. (a)	1,200	348
NCI, Inc. Class A (a)	6,000	126,000
NeuStar, Inc. Class A (a)	76,264	1,783,815
New Century Equity Holdings Corp. (a)	5,500	897
Newtek Business Services, Inc. (a)	5,503	5,668
Online Resources Corp. (a)	30,274	293,658
Perot Systems Corp. Class A (a)	85,425	1,411,221
PFSweb, Inc. (a)	13,371	12,569
Rainmaker Systems, Inc. (a)	15,480	61,146
RightNow Technologies, Inc. (a)	25,654	381,218
Safeguard Scientifics, Inc. (a)	102,664	141,676
SAIC, Inc. (a)	160,205	3,192,886
Sapient Corp. (a)	82,546	544,804
SI International, Inc. (a)	17,883	438,134
SM&A (a)	4,117	20,503
SRA International, Inc. Class A (a)	44,434	1,047,754
StarTek, Inc. (a)	4,563	39,470
Storage Engine, Inc. (a)	500	1
Sykes Enterprises, Inc. (a)	35,265	730,338
Syntel, Inc. (d)	13,822	451,979
Technology Solutions Co. (a)	479	2,481
TechTeam Global, Inc. (a)	6,114	60,834
The Management Network Group, Inc. (a)	14,649	24,317
TNS, Inc.	28,549	714,581
TSR, Inc.	4,079	14,562
VeriFone Holdings, Inc. (a)(d)	61,134	897,447
Virtusa Corp.	13,000	131,300
Visa, Inc.	431,901	37,298,970
WidePoint Corp. (a)	5,600	7,112
WPCS International, Inc. (a)	8,000	56,720
Wright Express Corp. (a)	36,836	1,178,015
Zanett, Inc. (a)	5,579	2,343
		135,985,402
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	67,734	2,546,798
Semiconductors & Semiconductor Equipment - 2.4%
Actel Corp. (a)	31,263	536,160
Advanced Analogic Technologies, Inc. (a)	48,433	338,062
Advanced Energy Industries, Inc. (a)	32,839	520,170
Aetrium, Inc. (a)	100	313

	Shares	Value
Amkor Technology, Inc. (a)	104,774	$ 1,116,891
Amtech Systems, Inc. (a)	4,491	44,147
ANADIGICS, Inc. (a)(d)	56,555	699,020
Applied Micro Circuits Corp. (a)	60,922	597,645
Asyst Technologies, Inc. (a)	35,628	126,479
Atheros Communications, Inc. (a)	52,610	1,758,226
Atmel Corp. (a)	407,468	1,821,382
ATMI, Inc. (a)	31,888	954,408
AuthenTec, Inc.	20,883	284,635
Axcelis Technologies, Inc. (a)	97,665	557,667
AXT, Inc. (a)	32,208	148,801
Brooks Automation, Inc. (a)	68,568	698,708
Cabot Microelectronics Corp. (a)(d)	20,422	757,656
California Micro Devices Corp. (a)	27,193	97,079
Catalyst Semiconductor, Inc. (a)	7,298	32,841
Cavium Networks, Inc. (d)	19,042	496,235
Centillium Communications, Inc. (a)	84,859	67,887
Ceva, Inc. (a)	31,474	263,437
Cirrus Logic, Inc. (a)	75,191	493,253
Cohu, Inc.	26,971	461,474
Conexant Systems, Inc. (a)	419,658	193,043
Credence Systems Corp. (a)	83,523	90,205
Cree, Inc. (a)(d)	77,116	1,960,289
Cymer, Inc. (a)	33,055	1,022,061
Cypress Semiconductor Corp. (a)	151,261	4,217,157
Diodes, Inc. (a)	27,235	768,844
DSP Group, Inc. (a)	40,671	339,196
Eagle Test Systems, Inc. (a)	15,535	179,119
Electroglas, Inc. (a)	6,456	12,137
EMCORE Corp. (a)(d)	63,786	501,358
Entegris, Inc. (a)	116,636	896,931
ESS Technology, Inc. (a)	12,644	20,230
Exar Corp. (a)	42,807	336,463
Fairchild Semiconductor International, Inc. (a)	106,176	1,592,640
FEI Co. (a)	36,981	866,835
FormFactor, Inc. (a)	45,673	997,042
FSI International, Inc. (a)	31,373	54,903
Hi/fn, Inc. (a)	3,346	16,931
Hittite Microwave Corp. (a)	18,142	724,773
Ibis Technology Corp. (a)	5,001	1,300
Ikanos Communications, Inc. (a)	35,716	127,149
Implant Sciences Corp. (a)	468	491
Integrated Device Technology, Inc. (a)	177,700	2,004,456
Integrated Silicon Solution, Inc. (a)	27,319	166,646
International Rectifier Corp. (a)	67,225	1,558,276
Intersil Corp. Class A	123,570	3,443,896
IXYS Corp. (a)	22,486	262,187
Kopin Corp. (a)	52,672	159,596
Kulicke & Soffa Industries, Inc. (a)(d)	55,666	394,115
Lam Research Corp. (a)	121,501	4,945,091
Lattice Semiconductor Corp. (a)	122,787	437,122
Leadis Technology, Inc. (a)	36,160	60,387
Logic Devices, Inc. (a)	8,982	9,521
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)	55,917	$ 164,396
Marvell Technology Group Ltd. (a)	447,577	7,769,937
Mattson Technology, Inc. (a)	59,441	298,394
Micrel, Inc.	61,893	594,173
Micro Component Technology, Inc. (a)	6,643	664
Microsemi Corp. (a)	66,047	1,809,688
Microtune, Inc. (a)	62,874	262,813
Mindspeed Technologies, Inc. (a)	73,473	60,248
MIPS Technologies, Inc. (a)	61,059	233,245
MKS Instruments, Inc. (a)	48,188	1,135,309
Monolithic Power Systems, Inc. (a)	21,668	525,016
MoSys, Inc. (a)(d)	21,647	108,235
Nanometrics, Inc. (a)	3,555	28,049
NeoMagic Corp. (a)	2,507	1,880
Netlogic Microsystems, Inc. (a)(d)	19,098	721,140
NVE Corp. (a)(d)	3,977	142,894
Omnivision Technologies, Inc. (a)(d)	50,503	818,149
ON Semiconductor Corp. (a)(d)	358,236	3,542,954
PDF Solutions, Inc. (a)	29,912	168,704
Pericom Semiconductor Corp. (a)	29,067	544,716
Photronics, Inc. (a)	45,499	408,581
Pixelworks, Inc. (a)	25,246	18,430
PLX Technology, Inc. (a)(d)	37,123	310,348
PMC-Sierra, Inc. (a)(d)	210,600	1,792,206
Power Integrations, Inc. (a)	32,097	1,047,325
QuickLogic Corp. (a)	5,545	11,367
Rambus, Inc. (a)(d)	93,839	1,938,714
Ramtron International Corp. (a)	4,828	21,678
RF Micro Devices, Inc. (a)(d)	250,018	1,000,072
Rubicon Technology, Inc.	6,290	143,852
Rudolph Technologies, Inc. (a)	38,778	390,107
Semitool, Inc. (a)(d)	27,663	232,093
Semtech Corp. (a)	73,322	1,284,601
Sigma Designs, Inc. (a)(d)	25,616	473,896
Silicon Image, Inc. (a)	82,230	578,077
Silicon Laboratories, Inc. (a)(d)	49,225	1,813,941
Silicon Storage Technology, Inc. (a)	124,888	405,886
SiRF Technology Holdings, Inc. (a)(d)	49,424	359,312
Skyworks Solutions, Inc. (a)	158,592	1,638,255
Spansion, Inc. Class A (a)	73,689	232,120
SRS Labs, Inc. (a)	19,110	133,006
Standard Microsystems Corp. (a)	20,796	677,950
Supertex, Inc. (a)	11,908	301,272
Techwell, Inc. (a)	25,794	340,997
Tegal Corp. (a)	888	3,854
Tessera Technologies, Inc. (a)	45,972	968,630
Transmeta Corp. (a)(d)	16,578	242,205
Transwitch Corp. (a)	129,236	108,558
Trident Microsystems, Inc. (a)	51,930	243,552
TriQuint Semiconductor, Inc. (a)	136,950	912,087
Ultra Clean Holdings, Inc. (a)	19,832	206,848

	Shares	Value
Ultratech, Inc. (a)(d)	26,400	$ 422,664
Varian Semiconductor Equipment Associates, Inc. (a)	82,465	3,136,144
Veeco Instruments, Inc. (a)(d)	26,553	510,614
Virage Logic Corp. (a)	6,362	42,116
Volterra Semiconductor Corp. (a)(d)	28,282	449,684
White Electronic Designs Corp. (a)	5,571	25,794
Zilog, Inc. (a)	8,368	32,970
Zoran Corp. (a)	46,018	673,243
		83,696,619
Software - 2.9%
Access Integrated Technologies, Inc. Class A (a)(d)	30,643	65,882
ACI Worldwide, Inc. (d)	39,415	686,215
Activision, Inc. (a)	282,695	9,540,956
Actuate Corp. (a)	69,217	343,316
Adept Technology, Inc. (a)	1,291	10,831
Advent Software, Inc. (a)	17,829	766,112
American Software, Inc. Class A	22,733	148,674
Ansoft Corp. (a)	13,234	482,776
Ansys, Inc. (a)	74,779	3,537,047
ARI Network Services, Inc. (a)	2,620	4,061
Authentidate Holding Corp. (a)	8,307	4,237
Avatech Solutions, Inc. (a)	735	669
AXS-One, Inc. (a)	5,614	1,965
Bitstream, Inc. Class A (a)	3,682	23,123
Blackbaud, Inc.	42,636	1,008,768
Blackboard, Inc. (a)	28,981	1,097,800
Borland Software Corp. (a)	89,834	126,666
Bottomline Technologies, Inc. (a)	31,276	311,196
BSQUARE Corp. (a)	2,830	13,499
Cadence Design Systems, Inc. (a)	266,997	3,102,505
Callidus Software, Inc. (a)(d)	15,599	94,842
CAM Commerce Solutions, Inc.	1,965	71,192
Captaris, Inc. (a)	19,666	85,744
Catapult Communications Corp. (a)	20,366	150,097
CommVault Systems, Inc. (a)	33,219	581,665
Concur Technologies, Inc. (a)(d)	45,685	1,675,269
Convera Corp. Class A (a)(d)	32,212	44,775
DATATRAK International, Inc. (a)	9,664	5,895
Datawatch Corp. (a)	3,120	8,206
Deltek, Inc.	8,835	88,703
DemandTec, Inc.	6,000	52,680
Digimarc Corp. (a)	26,885	298,692
Double-Take Software, Inc. (a)	16,543	215,721
Dynamics Research Corp. (a)	2,901	31,099
ebix.com, Inc. (a)	421	38,050
Epicor Software Corp. (a)	46,370	397,855
EPIQ Systems, Inc. (a)	39,988	659,402
Evans & Sutherland Computer Corp. (a)	4,929	4,584
Evolving Systems, Inc. (a)	3,885	9,052
FactSet Research Systems, Inc. (d)	42,164	2,728,432
Fair Isaac Corp.	53,352	1,348,205
FalconStor Software, Inc. (a)(d)	35,338	315,922
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Glu Mobile, Inc. (a)	12,704	$ 62,631
GSE Systems, Inc. (a)	1,893	16,280
Guardian Technologies International (a)	560	224
i2 Technologies, Inc. (a)(d)	19,061	228,732
Informatica Corp. (a)	84,775	1,525,950
Interactive Intelligence, Inc. (a)	11,678	152,164
Intervoice, Inc. (a)	50,024	323,155
Jack Henry & Associates, Inc.	80,863	1,924,539
JDA Software Group, Inc. (a)	31,778	648,271
Lawson Software, Inc. (a)	138,784	1,210,196
Logility, Inc. (a)	7,206	47,415
Macrovision Solutions Corp. (a)(d)	77,954	1,054,718
Magma Design Automation, Inc. (a)	41,993	317,047
Majesco Entertainment Co. (a)	18,551	24,487
Manhattan Associates, Inc. (a)	26,126	663,600
McAfee, Inc. (a)	154,780	5,610,775
Mentor Graphics Corp. (a)	82,538	961,568
MICROS Systems, Inc. (a)	76,864	2,534,206
MicroStrategy, Inc. Class A (a)	8,650	688,627
Midway Games, Inc. (a)(d)	19,693	43,325
Moldflow Corp. (a)	13,430	295,460
Monotype Imaging Holdings, Inc.	25,273	346,493
MSC.Software Corp. (a)	49,187	608,443
Napster, Inc. (a)	25,066	38,852
NAVTEQ Corp. (a)	92,025	7,040,833
NetManage, Inc. (a)	1,259	8,951
NetScout Systems, Inc. (a)	30,257	384,566
NetSol Technologies, Inc. (a)	880	2,473
NetSuite, Inc. (d)	7,010	159,548
Nuance Communications, Inc. (a)	166,642	3,286,180
OpenTV Corp. Class A (a)	89,696	131,853
Opnet Technologies, Inc. (a)	18,393	173,814
Parametric Technology Corp. (a)	112,055	2,104,393
Peerless Systems Corp. (a)	6,456	13,170
Pegasystems, Inc.	16,702	205,769
Pervasive Software, Inc. (a)	3,743	17,480
Phoenix Technologies Ltd. (a)	29,298	313,489
Plato Learning, Inc. (a)	26,002	68,385
Progress Software Corp. (a)	38,049	1,184,846
PROS Holdings, Inc.	20,929	244,032
QAD, Inc.	13,833	105,961
Quality Systems, Inc. (d)	15,811	520,656
Quest Software, Inc. (a)	55,137	937,880
Radiant Systems, Inc. (a)	26,420	358,255
Red Hat, Inc. (a)	189,516	4,616,610
Renaissance Learning, Inc.	1,747	26,118
Salary.com, Inc. (a)	11,000	49,500
Salesforce.com, Inc. (a)	96,763	6,996,933
Scientific Learning Corp. (a)	3,264	14,623
Secure Computing Corp. (a)	54,971	292,995
Simulations Plus, Inc. (a)	24,000	48,480

	Shares	Value
Smith Micro Software, Inc. (a)	23,714	$ 200,146
Solera Holdings, Inc.	56,176	1,531,920
Sona Mobile Holdings Corp. (a)	2,400	312
Sonic Foundry, Inc. (a)	10,711	7,283
Sonic Solutions, Inc. (a)(d)	36,717	352,483
Sourcefire, Inc. (a)(d)	11,817	90,282
SourceForge, Inc. (a)	41,920	65,395
SPSS, Inc. (a)	19,956	785,668
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	69,801
Sybase, Inc. (a)	73,762	2,361,859
Symyx Technologies, Inc. (a)	49,606	380,974
Synchronoss Technologies, Inc. (a)(d)	17,924	238,210
Synopsys, Inc. (a)	145,983	3,846,652
Take-Two Interactive Software, Inc. (a)	72,878	1,972,807
Taleo Corp. Class A (a)	18,000	356,220
TeleCommunication Systems, Inc. Class A (a)	34,846	183,638
THQ, Inc. (a)	64,420	1,381,809
TIBCO Software, Inc. (a)	179,146	1,383,007
TiVo, Inc. (a)(d)	88,430	743,696
Tyler Technologies, Inc. (a)	40,070	631,503
Ultimate Software Group, Inc. (a)	23,707	896,836
Unica Corp. (a)	7,764	65,218
Vasco Data Security International, Inc. (a)(d)	26,503	343,479
Versant Corp. (a)	5,415	181,023
VirnetX Holding Corp. (a)(d)	1,100	4,840
VMware, Inc. Class A (d)	35,298	2,423,914
Voxware, Inc. (a)	43	177
Wave Systems Corp. Class A (a)(d)	4,905	5,150
Wind River Systems, Inc. (a)	75,126	812,863
		100,134,496
TOTAL INFORMATION TECHNOLOGY		515,885,667
MATERIALS - 5.9%
Chemicals - 2.7%
A. Schulman, Inc.	23,241	525,014
ADA-ES, Inc. (a)	6,212	60,940
Airgas, Inc.	67,076	3,968,887
Albemarle Corp.	71,408	3,175,514
Altair Nanotechnologies, Inc. (a)(d)	91,411	218,472
American Pacific Corp. (a)	6,762	114,616
American Vanguard Corp. (d)	24,106	322,297
Arch Chemicals, Inc.	23,394	889,674
Balchem Corp.	21,936	542,258
Cabot Corp.	57,159	1,831,374
Calgon Carbon Corp. (a)(d)	37,486	664,252
Celanese Corp. Class A	145,135	7,068,075
CF Industries Holdings, Inc.	47,210	6,463,049
Chemtura Corp.	238,446	2,081,634
Cytec Industries, Inc.	38,195	2,412,396
Eden Bioscience Corp. (a)	1,247	2,619
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ferro Corp.	39,890	$ 772,270
Flotek Industries, Inc. (a)(d)	14,368	246,124
FMC Corp.	68,258	5,049,727
GenTek, Inc. (a)	9,509	278,709
Georgia Gulf Corp. (d)	33,843	143,494
H.B. Fuller Co.	59,759	1,486,206
Hawkins, Inc.	5,284	80,053
Huntsman Corp.	87,846	1,926,463
ICO, Inc. (a)(d)	24,602	173,198
Innophos Holdings, Inc. (d)	19,269	537,027
Intrepid Potash, Inc.	28,470	1,399,585
KMG Chemicals, Inc.	10,001	109,711
Koppers Holdings, Inc.	17,451	753,534
Kronos Worldwide, Inc.	4,133	91,546
Landec Corp. (a)	24,673	197,631
LSB Industries, Inc. (a)(d)	12,393	226,048
Lubrizol Corp.	66,509	3,731,155
Material Sciences Corp. (a)	8,000	61,680
Minerals Technologies, Inc.	19,764	1,375,772
Nalco Holding Co.	142,158	3,457,283
Nanophase Technologies Corp. (a)	5,146	16,725
NewMarket Corp.	15,561	1,217,959
NL Industries, Inc.	2,181	25,082
Olin Corp.	60,986	1,372,185
OM Group, Inc. (a)	27,934	1,214,570
OMNOVA Solutions, Inc. (a)	52,546	189,691
Penford Corp.	12,815	279,239
PolyOne Corp. (a)	87,616	678,148
Quaker Chemical Corp.	13,460	430,316
Rockwood Holdings, Inc. (a)	33,382	1,225,787
RPM International, Inc.	115,599	2,835,643
Sensient Technologies Corp.	43,136	1,356,627
Spartech Corp.	31,204	336,067
Stepan Co.	11,390	465,737
Terra Industries, Inc.	89,863	3,920,723
Terra Nitrogen Co. LP	7,339	1,077,292
The Mosaic Co. (a)	142,880	17,905,722
The Scotts Miracle-Gro Co. Class A	38,243	1,078,453
Tronox, Inc. Class A (d)	51,657	183,382
Valhi, Inc.	8,061	251,826
Valspar Corp. (d)	90,145	2,033,671
W.R. Grace & Co. (a)	55,491	1,502,696
Westlake Chemical Corp.	17,796	308,761
Zep, Inc.	19,676	323,080
Zoltek Companies, Inc. (a)(d)	24,125	729,299
		93,396,968
Construction Materials - 0.3%
Eagle Materials, Inc.	42,785	1,533,842
Headwaters, Inc. (a)(d)	38,571	419,267
Martin Marietta Materials, Inc. (d)	39,365	4,593,502

	Shares	Value
Texas Industries, Inc.	26,256	$ 1,914,062
U.S. Concrete, Inc. (a)	45,634	239,579
		8,700,252
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	9,338	244,656
Aptargroup, Inc.	59,478	2,659,856
Boise, Inc. (a)	30,919	130,478
Caraustar Industries, Inc. (a)	16,241	37,354
Chesapeake Corp.	28,017	96,659
Constar International, Inc. (a)	2,862	6,010
Crown Holdings, Inc. (a)	156,055	4,502,187
Graphic Packaging Holding Co. (a)	111,482	333,331
Greif, Inc. Class A	27,460	1,840,918
MOD-PAC Corp. (sub. vtg.) (a)	1,684	8,959
Myers Industries, Inc.	23,494	285,452
Owens-Illinois, Inc. (a)	143,448	8,208,095
Packaging Corp. of America	82,500	2,148,300
Rock-Tenn Co. Class A	35,700	1,274,133
Silgan Holdings, Inc.	30,272	1,732,467
Smurfit-Stone Container Corp. (a)	250,800	1,687,884
Sonoco Products Co.	89,177	3,087,308
Temple-Inland, Inc.	92,000	1,340,440
		29,624,487
Metals & Mining - 1.8%
A.M. Castle & Co.	17,194	564,479
AK Steel Holding Corp.	108,800	7,724,800
Allied Nevada Gold Corp. (a)	26,145	161,576
Amcol International Corp.	24,747	763,692
Brush Engineered Materials, Inc. (a)	19,197	641,372
Carpenter Technology Corp.	48,440	2,673,888
Century Aluminum Co. (a)	30,547	2,229,931
Cleveland-Cliffs, Inc. (d)	80,192	8,556,486
Coeur d'Alene Mines Corp. (a)(d)	542,464	1,697,912
Commercial Metals Co.	109,363	4,002,686
Compass Minerals International, Inc.	31,655	2,310,815
Esmark, Inc. (a)	14,161	267,643
Friedman Industries	7,344	45,900
General Moly, Inc. (a)(d)	47,808	423,101
Haynes International, Inc. (a)(d)	12,635	863,350
Hecla Mining Co. (a)(d)	111,658	1,007,155
Kaiser Aluminum Corp.	14,187	910,096
Metalline Mining Co. (a)(d)	25,343	51,446
Mines Management, Inc. (a)(d)	11,916	42,302
Olympic Steel, Inc.	10,769	699,770
Reliance Steel & Aluminum Co.	63,805	4,336,826
Rock of Ages Corp. Class A (a)	600	2,052
Royal Gold, Inc.	33,103	1,017,586
RTI International Metals, Inc. (a)	23,916	1,030,301
Schnitzer Steel Industries, Inc. Class A	19,896	1,992,385
Southern Copper Corp. (d)	71,463	7,877,366
Steel Dynamics, Inc.	182,744	6,597,058
Stillwater Mining Co. (a)(d)	43,478	623,909
Synalloy Corp.	7,000	120,750
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Universal Stainless & Alloy Products, Inc. (a)	10,258	$ 404,781
US Energy Corp.	20,737	55,575
US Gold Corp. (a)	55,552	119,992
Vista Gold Corp. (a)	32,930	107,023
Worthington Industries, Inc.	62,936	1,254,944
		61,178,948
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (d)	53,201	632,028
Buckeye Technologies, Inc. (a)	44,825	476,938
Deltic Timber Corp.	13,372	720,751
Domtar Corp. (a)	522,144	3,587,129
Glatfelter	39,313	612,497
Louisiana-Pacific Corp.	92,824	1,126,883
MAXXAM, Inc. (a)	2,331	66,434
Neenah Paper, Inc.	16,227	344,824
Schweitzer-Mauduit International, Inc.	12,705	259,182
Wausau-Mosinee Paper Corp.	49,919	474,231
		8,300,897
TOTAL MATERIALS		201,201,552
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)(d)	9,978	11,574
Alaska Communication Systems Group, Inc. (d)	53,492	692,186
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc.	25,856	98,253
Atlantic Tele-Network, Inc.	9,462	283,482
Cbeyond, Inc. (a)	19,627	364,081
Cincinnati Bell, Inc. (a)	240,647	1,013,124
Cogent Communications Group, Inc. (a)(d)	44,941	739,279
Consolidated Communications Holdings, Inc.	22,969	344,535
D&E Communications, Inc.	15,104	145,452
FairPoint Communications, Inc. (d)	79,797	718,173
Fibernet Telecom Group, Inc. (a)	17,000	161,670
Fonix Corp. (a)	595	0
General Communications, Inc. Class A (a)	51,018	375,492
Global Crossing Ltd. (a)(d)	26,046	471,954
Globalstar, Inc. (a)(d)	16,574	48,396
HickoryTech Corp.	10,207	86,453
Hungarian Telephone & Cable Corp. (a)(d)	3,053	50,375
iBasis, Inc.	25,502	85,432
IDT Corp. Class B (d)	76,678	273,740
Iowa Telecommunication Services, Inc.	30,942	594,705
Level 3 Communications, Inc. (a)(d)	1,528,697	5,243,431
NTELOS Holdings Corp.	29,915	835,227

	Shares	Value
PAETEC Holding Corp. (a)	69,371	$ 613,240
Pervasip Corp. (a)	14,200	3,834
Premiere Global Services, Inc. (a)	70,557	1,068,939
Shenandoah Telecommunications Co.	22,182	363,341
SureWest Communications	12,202	119,824
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	137,779	2,576,467
Vonage Holdings Corp. (a)(d)	38,962	77,924
Warwick Valley Telephone Co.	842	9,952
XETA Technologies, Inc. (a)	3,181	10,179
		17,480,714
Wireless Telecommunication Services - 1.2%
Centennial Communications Corp. Class A (a)	61,293	463,988
Clearwire Corp. (a)(d)	75,301	1,067,015
Crown Castle International Corp. (a)	275,292	11,697,157
FiberTower Corp. (a)	94,661	144,831
ICO Global Communications Holdings Ltd. Class A (a)	50,000	225,000
IPCS, Inc.	17,803	534,090
Kratos Defense & Security Solutions, Inc. (a)	21,324	41,582
LCC International, Inc. (a)	9,142	11,519
Leap Wireless International, Inc. (a)	48,136	2,765,895
Metro One Telecommunications, Inc. (a)	1,637	1,539
MetroPCS Communications, Inc. (d)	176,877	3,756,867
NII Holdings, Inc. (a)	165,851	8,325,720
Rural Cellular Corp. Class A (a)	15,611	698,748
SBA Communications Corp. Class A (a)	96,057	3,575,242
SkyTerra Communications, Inc. (a)	1,881	14,672
Syniverse Holdings, Inc. (a)	32,836	707,944
Telephone & Data Systems, Inc.	99,482	4,742,307
Terrestar Corp. (a)(d)	53,700	260,445
U.S. Cellular Corp. (a)	14,061	880,640
USA Mobility, Inc.	20,032	157,251
Virgin Mobile USA, Inc. Class A	25,688	91,963
		40,164,415
TOTAL TELECOMMUNICATION SERVICES		57,645,129
UTILITIES - 4.7%
Electric Utilities - 0.9%
Allete, Inc.	26,906	1,195,165
Brookfield Infrastructure Partners LP	10,000	188,600
Central Vermont Public Service Corp.	14,473	294,381
Cleco Corp.	55,234	1,379,745
DPL, Inc.	107,540	3,056,287
El Paso Electric Co. (a)	46,504	1,004,951
Empire District Electric Co.	26,330	544,504
Enernoc, Inc. (d)	8,321	123,567
Great Plains Energy, Inc.	94,328	2,474,223
Hawaiian Electric Industries, Inc. (d)	79,439	2,095,601
IDACORP, Inc. (d)	40,132	1,230,447
ITC Holdings Corp.	47,352	2,583,999
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
MGE Energy, Inc.	26,846	$ 922,160
Northeast Utilities	146,057	3,813,548
Otter Tail Corp.	26,844	1,007,724
Portland General Electric Co.	77,814	1,821,626
Sierra Pacific Resources	228,688	3,103,296
UIL Holdings Corp.	22,166	718,178
Unisource Energy Corp.	33,612	1,139,783
Unitil Corp.	2,839	79,634
Westar Energy, Inc.	80,450	1,930,800
		30,708,219
Gas Utilities - 1.3%
AGL Resources, Inc.	79,108	2,824,156
Amerigas Partners LP	30,217	1,035,839
Atmos Energy Corp.	91,402	2,503,501
Chesapeake Utilities Corp.	11,688	324,576
Delta Natural Gas Co., Inc.	2,782	82,152
Energen Corp.	60,554	4,538,522
EnergySouth, Inc. (d)	12,418	673,056
Equitable Resources, Inc.	108,516	7,621,079
Ferrellgas Partners LP	32,639	722,627
Laclede Group, Inc.	16,640	665,600
National Fuel Gas Co.	64,961	3,917,798
New Jersey Resources Corp.	43,281	1,441,690
Northwest Natural Gas Co.	25,059	1,142,440
ONEOK, Inc.	101,483	5,080,239
Piedmont Natural Gas Co., Inc.	74,178	2,005,031
South Jersey Industries, Inc.	41,186	1,575,365
Southern Union Co.	97,225	2,586,185
Southwest Gas Corp.	39,521	1,232,265
Star Gas Partners LP (a)	57,420	192,357
Suburban Propane Partners LP	31,501	1,304,141
UGI Corp.	108,767	2,934,534
WGL Holdings, Inc.	41,986	1,464,892
		45,868,045
Independent Power Producers & Energy Traders - 1.1%
Black Hills Corp.	38,230	1,347,225
Calpine Corp. (a)(d)	360,000	8,244,000
Environmental Power Corp. (a)	10,176	55,357
Mirant Corp. (a)	243,921	9,908,071
NRG Energy, Inc. (a)(d)	228,429	9,500,362
Ormat Technologies, Inc.	15,447	774,049
Reliant Energy, Inc. (a)	333,402	8,521,755
Renegy Holdings, Inc. (a)	1,177	4,378
		38,355,197
Multi-Utilities - 1.2%
Alliant Energy Corp.	104,888	3,937,496
Aquila, Inc. (a)	403,706	1,538,120
Avista Corp.	53,083	1,126,952

	Shares	Value
CH Energy Group, Inc.	16,216	$ 614,262
Energy East Corp.	165,548	4,190,020
Florida Public Utilities Co.	5,845	70,140
MDU Resources Group, Inc.	161,861	5,346,269
NorthWestern Energy Corp.	38,620	1,023,816
NSTAR	91,935	3,082,581
OGE Energy Corp.	91,026	3,053,922
PNM Resources, Inc.	74,765	1,110,260
Puget Energy, Inc.	112,307	3,143,473
SCANA Corp.	93,604	3,757,265
Vectren Corp.	69,262	2,043,229
Wisconsin Energy Corp.	106,994	5,139,992
		39,177,797
Water Utilities - 0.2%
American States Water Co.	15,979	539,291
American Water Works Co., Inc.	55,200	1,186,800
Aqua America, Inc. (d)	119,082	2,033,921
Artesian Resources Corp. Class A	3,763	69,089
Cadiz, Inc. (a)(d)	14,433	242,330
California Water Service Group	15,853	577,683
Connecticut Water Service, Inc.	5,523	133,988
Middlesex Water Co.	9,279	171,105
Pure Cycle Corp. (a)	23,077	140,539
SJW Corp. (d)	11,852	368,123
Southwest Water Co. (d)	32,857	338,427
York Water Co.	12,649	185,434
		5,986,730
TOTAL UTILITIES		160,095,988
TOTAL COMMON STOCKS (Cost $2,921,981,591)		3,269,604,548
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.95% to 1.64% 6/26/08 (e) (Cost $6,980,388)	$ 7,000,000	6,990,830
Money Market Funds - 18.6%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	119,487,407	$ 119,487,407
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	518,098,418	518,098,418
TOTAL MONEY MARKET FUNDS (Cost $637,585,825)		637,585,825
TOTAL INVESTMENT PORTFOLIO - 114.5% (Cost $3,566,547,804)		3,914,181,203
NET OTHER ASSETS - (14.5)%		(496,561,271)
NET ASSETS - 100%		$ 3,417,619,932
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,017 Mini-Russell 2000 Index Contracts	June 2008	$ 76,142,790	$ 5,262,254
106 S&P 500 E-Mini Index Contracts	June 2008	7,423,180	158,656
43 S&P 500 Index Contracts	June 2008	15,056,450	513,491
502 S&P MidCap 400 E-Mini Index Contracts	June 2008	44,301,500	3,595,430
TOTAL EQUITY INDEX CONTRACTS		$ 142,923,920	$ 9,529,831

The face value of futures purchased as a percentage of net assets - 4.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month Libor plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 5,188,713	$ (553,202)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,990,830.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 614,413
Fidelity Securities Lending Cash Central Fund	756,227
Total	$ 1,370,640
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,914,181,203	$ 3,907,189,819	$ 6,990,858	$ 526
Other Financial Instruments*	$ 8,976,629	$ 9,529,831	$ (553,202)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,734)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	2,260
Ending Balance	$ 526

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,574,659,370. Net unrealized appreciation aggregated $339,521,833, of which $907,672,283 related to appreciated investment securities and $568,150,450 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan ® International Index Fund

May 31, 2008

1.816029.103

SPI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	230,106	$ 3,169,269
Alumina Ltd.	643,807	3,495,192
Amcor Ltd.	446,143	2,596,919
AMP Ltd.	973,657	6,830,761
Aristocrat Leisure Ltd.	183,651	1,307,726
Asciano Group unit	289,753	1,204,715
ASX Ltd.	95,640	3,142,769
Australia & New Zealand Banking Group Ltd.	976,279	20,230,204
AXA Asia Pacific Holdings Ltd.	429,138	2,165,698
Babcock & Brown Ltd. (d)	138,498	1,649,410
Bendigo & Adelaide Bank Ltd.	147,633	1,992,440
BHP Billiton Ltd.	1,731,665	72,805,427
Billabong International Ltd.	90,526	1,045,219
BlueScope Steel Ltd.	411,850	4,467,885
Boart Longyear Ltd.	766,409	1,516,345
Boral Ltd.	288,555	1,663,079
Brambles Ltd.	765,841	6,002,325
Caltex Australia Ltd.	65,991	942,959
CFS Retail Property Trust	904,219	1,797,645
Coca-Cola Amatil Ltd.	307,314	2,376,282
Cochlear Ltd.	27,177	1,407,627
Commonwealth Bank of Australia	684,268	27,678,268
Computershare Ltd.	252,146	2,299,151
Crown Ltd.	241,988	2,435,506
CSL Ltd.	278,160	10,581,440
CSR Ltd.	529,135	1,476,782
DEXUS Property Group unit	1,610,750	2,432,497
Fortescue Metals Group Ltd. (a)	645,179	6,567,451
Fosters Group Ltd.	985,417	5,180,239
Goodman Fielder Ltd.	727,027	1,216,062
Goodman Group unit	832,698	3,183,571
Harvey Norman Holdings Ltd.	249,277	879,176
Incitec Pivot Ltd.	26,862	4,467,398
Insurance Australia Group Ltd.	1,005,633	3,863,960
John Fairfax Holdings Ltd.	789,694	2,611,572
Leighton Holdings Ltd. (d)	72,888	3,713,216
Lend Lease Corp. Ltd.	194,393	2,261,196
Lion Nathan Ltd.	161,257	1,488,890
Macquarie Airports unit	398,785	1,105,360
Macquarie Group Ltd.	140,489	7,318,227
Macquarie Infrastructure Group unit	1,269,406	3,639,895
Macquarie Office Trust	1,211,233	1,111,389
Metcash Ltd.	380,382	1,494,269
Mirvac Group unit	561,827	1,766,711
National Australia Bank Ltd.	828,897	24,805,653
Newcrest Mining Ltd.	233,022	7,091,482
OneSteel Ltd.	394,068	2,719,414
Orica Ltd.	164,544	4,765,316
Origin Energy Ltd.	486,750	7,257,676
Oxiana Ltd. (d)	721,834	2,131,880
Paladin Energy Ltd. (a)(d)	301,181	1,681,154

	Shares	Value
Perpetual Trustees Australia Ltd. (d)	26,501	$ 1,304,477
Qantas Airways Ltd.	427,632	1,418,295
QBE Insurance Group Ltd.	460,565	10,758,684
Rio Tinto Ltd.	149,399	19,705,788
Santos Ltd.	319,246	6,432,253
Sims Group Ltd.	86,458	3,107,135
Sonic Healthcare Ltd.	185,311	2,550,532
St. George Bank Ltd.	285,668	9,343,479
Stockland Corp. Ltd.:
unit	786,621	4,732,399
Suncorp-Metway Ltd.	483,639	6,670,443
Tabcorp Holdings Ltd.	291,540	3,132,070
Tattersall's Ltd.	586,852	1,469,592
Telstra Corp. Ltd.	2,181,503	9,904,133
The GPT Group unit	1,120,432	3,084,218
Toll Holdings Ltd.	316,632	2,281,882
Transurban Group unit	552,682	3,005,762
Wesfarmers Ltd.	305,230	11,056,902
Wesfarmers Ltd. (price protected shares)	78,427	2,900,972
Westfield Group unit	898,999	14,659,031
Westpac Banking Corp.	953,078	21,179,633
Woodside Petroleum Ltd.	244,811	15,209,373
Woolworths Ltd.	623,301	16,514,220
WorleyParsons Ltd.	74,736	2,664,439
Zinifex Ltd.	271,000	2,460,707
TOTAL AUSTRALIA		466,581,116
Austria - 0.6%
Andritz AG	20,840	1,409,980
Erste Bank AG	99,933	7,628,705
Immoeast AG (a)	244,484	2,411,379
IMMOFINANZ Immobilien Anlagen AG	266,980	3,144,130
OMV AG	84,551	6,960,885
Osterreichische Elektri Aktien	40,731	3,440,731
Raiffeisen International Bank Holding AG	26,470	3,967,633
Strabag SE	26,525	2,101,211
Telekom Austria AG	192,191	4,583,540
Vienna Insurance Group	16,688	1,268,999
voestalpine AG	60,172	5,014,665
Wienerberger AG	40,362	2,140,551
TOTAL AUSTRIA		44,072,409
Belgium - 1.1%
Almancora SCA (Certificaten Van Aandelen)	15,585	1,548,565
Belgacom SA	86,674	4,081,569
Colruyt NV (d)	7,628	1,932,284
Compagnie Nationale A Portefeuille (CNP)	20,964	1,674,061
Delhaize Group SA	52,244	3,929,514
Dexia SA	281,666	6,638,545
Fortis	1,078,250	26,402,804
Groupe Bruxelles Lambert SA	40,836	5,442,492
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 77
InBev SA	98,049	7,565,728
KBC Groupe SA	84,888	10,473,699
Mobistar SA	18,454	1,516,978
Solvay SA	29,567	4,238,659
UCB SA	53,376	2,151,905
Umicore SA	69,243	3,787,482
TOTAL BELGIUM		81,384,362
Bermuda - 0.1%
C C Land Holdings Ltd.	408,000	419,298
Chinese Estates Holdings Ltd.	423,000	713,320
Noble Group Ltd.	718,400	1,319,618
NWS Holdings Ltd.	397,000	1,274,344
Pacific Basin Shipping Ltd.	928,000	1,607,729
Seadrill Ltd.	143,300	4,676,948
TOTAL BERMUDA		10,011,257
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	983,000	1,337,723
Hutchison Telecommunications International Ltd.	882,000	1,288,433
Kingboard Chemical Holdings Ltd.	286,500	1,325,318
Lee & Man Paper Manufacturing Ltd.	190,000	395,879
TOTAL CAYMAN ISLANDS		4,347,353
Cyprus - 0.0%
Prosafe Production Public Ltd. (a)	81,200	579,375
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	265	3,305,108
Series B	578	7,208,876
Carlsberg AS:
rights 6/10/08 (a)(d)	15,563	311,604
Series B (d)	20,438	2,144,100
Coloplast AS Series B (d)	16,010	1,412,441
Danisco AS (d)	24,375	1,896,234
Danske Bank AS	237,448	8,146,536
DSV de Sammensluttede Vognmaend AS	117,240	3,001,483
FLS Industries	27,150	3,255,939
Jyske Bank AS (Reg.) (a)	30,900	2,065,499
Novo Nordisk AS Series B	253,985	16,527,274
Novozymes AS Series B (d)	23,668	2,527,377
Rockwool International AS Series B	3,800	645,922
Sydbank AS	38,400	1,653,826
Topdanmark AS (a)(d)	8,515	1,456,254
Trygvesta AS (d)	11,650	928,171
Vestas Wind Systems AS (a)	95,278	13,115,206
William Demant Holding AS (a)(d)	12,767	955,921
TOTAL DENMARK		70,557,771

	Shares	Value
Finland - 1.6%
Cargotec Corp. (B Shares)	22,379	$ 943,835
Elisa Corp. (A Shares)	81,981	1,826,342
Fortum Oyj	237,497	11,475,865
Kesko Oyj	30,193	1,227,828
Kone Oyj (B Shares)	78,594	3,181,431
Metso Corp.	68,595	3,432,965
Neste Oil Oyj	64,628	2,152,600
Nokia Corp.	2,042,332	58,217,412
Nokian Tyres Ltd.	52,881	2,716,455
OKO Bank (A Shares)	73,520	1,513,182
Orion Oyj (B Shares)	52,103	1,117,771
Outokumpu Oyj (A Shares)	61,452	2,748,525
Rautaruukki Oyj (K Shares)	42,837	2,277,141
Sampo Oyj (A Shares)	233,726	6,763,100
Sanoma-WSOY Oyj (d)	52,657	1,365,581
Stora Enso Oyj (R Shares)	318,586	3,870,825
UPM-Kymmene Corp.	259,436	5,045,057
Wartsila Corp.	43,659	3,085,620
YIT-Yhtyma OY	71,746	2,107,296
TOTAL FINLAND		115,068,831
France - 9.7%
Accor SA	104,179	7,949,596
Aeroports de Paris	17,169	1,907,081
Air France KLM (Reg.)	73,572	1,967,498
Alcatel-Lucent SA	1,225,765	9,247,853
Alstom SA	54,463	13,728,492
Atos Origin SA (a)(d)	36,368	2,148,255
AXA SA	810,675	28,671,155
BIC SA	18,348	913,407
BNP Paribas SA	414,597	42,788,541
Bouygues SA	121,862	9,951,092
Bureau Veritas SA	20,933	1,270,053
Cap Gemini SA	70,641	4,791,474
Carrefour SA	316,502	22,191,664
Casino Guichard Perrachon et Compagnie	25,112	3,181,986
Christian Dior SA	22,604	2,732,676
CNP Assurances	21,842	2,686,767
Compagnie de St. Gobain	142,029	11,454,282
Compagnie Generale de Geophysique SA (a)	14,098	3,789,236
Credit Agricole SA	341,948	9,048,784
Dassault Systemes SA	33,080	2,213,919
Eiffage SA	17,767	1,551,440
Electricite de France	98,607	10,673,775
Eramet SA	2,321	2,330,217
Essilor International SA	98,123	6,171,638
Eurazeo SA	13,342	1,606,318
Eurazeo SA rights 6/5/08 (a)	3,573	8,616
Eutelsat Communications	45,620	1,369,741
France Telecom SA	929,346	28,277,514
Gaz de France	100,835	6,869,294
Common Stocks - continued
	Shares	Value
France - continued
Gecina SA	6,793	$ 970,130
Groupe Danone	220,044	19,262,484
Hermes International SA (d)	37,353	6,173,032
ICADE	10,100	1,461,269
Imerys (d)	12,714	1,151,741
JC Decaux SA	33,361	976,753
Klepierre SA	34,227	2,025,514
L'Air Liquide SA	5,888	865,433
L'Air Liquide SA (a)	67,942	9,986,288
L'Air Liquide SA (a)	50,937	7,486,849
L'Oreal SA	126,944	15,447,416
Lafarge SA (a)	43,250	7,821,768
Lafarge SA (a)	28,286	5,115,527
Lafarge SA (Bearer)	6,000	1,085,101
Lagardere S.C.A. (Reg.)	64,037	4,622,478
Legrand SA	55,067	1,604,557
LVMH Moet Hennessy - Louis Vuitton	128,914	15,083,479
M6 Metropole Television SA	47,281	1,091,557
Michelin SA (Compagnie Generale des Etablissements) Series B	77,193	6,905,126
Natixis SA	204,974	3,118,627
Neopost SA (d)	16,483	1,909,348
Neuf Cegetel	32,957	1,853,454
PagesJaunes Groupe SA (d)	65,759	1,184,649
Pernod Ricard SA	91,243	10,362,112
Peugeot Citroen SA	80,785	5,027,089
Pinault Printemps-Redoute SA	41,133	5,375,211
Publicis Groupe SA	69,974	2,781,336
Renault SA	92,857	9,534,204
Safran SA	90,912	1,984,288
Sanofi-Aventis	527,847	39,353,838
Schneider Electric SA	115,875	14,554,737
SCOR SE	79,411	2,007,520
Societe Generale (a)	46,103	4,719,336
Societe Generale Series A	191,905	19,942,914
Sodexho Alliance SA	48,996	3,398,787
Suez SA (France)	528,519	39,384,195
Technip SA	51,613	4,839,340
Television Francaise 1 SA	71,975	1,424,278
Thales SA	42,963	2,681,522
Total SA:
(strip VVPR) (a)	3,096	48
Series B	1,110,007	96,739,386
Unibail-Rodamco	41,084	10,692,237
Valeo SA	32,634	1,301,202
Vallourec SA	26,507	8,211,924
Veolia Environnement	189,384	13,496,757
VINCI SA	211,081	15,903,381
Vivendi	594,012	24,964,682
Wendel	13,351	1,899,638
Zodiac SA (d)	23,220	1,230,000
TOTAL FRANCE		700,504,906

	Shares	Value
Germany - 8.3%
Adidas-Salomon AG	103,913	$ 7,326,316
Allianz AG (Reg.)	230,717	43,717,081
Arcandor AG (a)	48,767	881,572
BASF AG	249,349	37,383,103
Bayer AG	397,857	35,279,930
Bayerische Motoren Werke AG (BMW)	168,881	10,002,062
Beiersdorf AG	40,619	3,201,887
Bilfinger Berger AG	20,916	1,936,072
Celesio AG	41,840	1,770,461
Commerzbank AG	330,717	11,673,924
Continental AG	75,805	9,611,282
Daimler AG (Reg.)	486,649	36,995,569
Deutsche Bank AG	260,691	27,700,336
Deutsche Boerse AG	104,146	14,943,098
Deutsche Lufthansa AG (Reg.)	109,292	2,834,326
Deutsche Post AG	429,663	13,669,327
Deutsche Postbank AG (d)	45,882	4,432,613
Deutsche Telekom AG (Reg.)	1,446,295	24,294,406
E.ON AG	323,534	68,834,296
Fraport AG Frankfurt Airport Services Worldwide	19,293	1,286,105
Fresenius AG	13,307	1,243,551
Fresenius Medical Care AG	101,438	5,652,650
GEA Group AG	73,859	2,876,008
Hamburger Hafen und Logistik AG	14,672	1,268,170
Hannover Rueckversicherungs AG	27,796	1,532,505
HeidelbergCement AG	11,433	1,959,163
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	58,568	2,646,869
Hochtief AG	22,499	2,604,126
Hypo Real Estate Holding AG	103,440	3,419,584
Infineon Technologies AG (a)	383,139	3,451,066
IVG Immobilien AG	48,221	1,160,519
K&S AG	19,227	9,013,515
Linde AG	68,874	10,349,356
MAN AG	58,072	9,057,750
Merck KGaA	33,283	4,678,693
Metro AG	80,606	5,933,869
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	107,946	20,235,757
Puma AG	3,762	1,470,978
Q-Cells AG (a)	31,097	3,780,710
Rheinmetall AG	19,428	1,542,036
RWE AG	226,628	29,294,641
Salzgitter AG	19,594	3,849,925
SAP AG	454,235	25,100,329
Siemens AG (Reg.)	443,237	50,170,553
SolarWorld AG	43,497	2,245,234
Thyssenkrupp AG	180,539	12,197,946
TUI AG (d)	104,672	2,769,878
United Internet AG	65,158	1,427,238
Common Stocks - continued
	Shares	Value
Germany - continued
Volkswagen AG (d)	81,778	$ 22,524,661
Wacker Chemie AG	7,389	1,769,666
TOTAL GERMANY		603,000,712
Greece - 0.7%
Alpha Bank AE	192,123	6,593,420
Bank of Piraeus	170,989	5,745,764
Coca-Cola Hellenic Bottling Co. SA (Bearer)	90,735	4,124,591
EFG Eurobank Ergasias SA	166,553	4,746,831
Greek Organization of Football Prognostics SA	120,453	4,722,196
Hellenic Petroleum SA	66,967	1,087,645
Hellenic Telecommunication Organization SA (OTE)	140,687	3,939,602
Marfin Financial Group Holdings SA	335,340	3,432,710
National Bank of Greece SA	246,394	13,991,003
Public Power Corp. of Greece	53,932	2,053,921
Titan Cement Co. SA (Reg.)	30,761	1,387,792
TOTAL GREECE		51,825,475
Hong Kong - 2.0%
ASM Pacific Technology Ltd.	139,529	1,104,053
Bank of East Asia Ltd.	710,492	4,324,552
BOC Hong Kong Holdings Ltd.	1,920,566	4,907,301
Cathay Pacific Airways Ltd.	645,327	1,356,163
Cheung Kong Holdings Ltd.	781,449	12,006,271
Cheung Kong Infrastructure Holdings Ltd.	290,450	1,174,246
Citic International Financial Holdings Ltd.	934,000	700,150
CLP Holdings Ltd.	1,102,157	9,956,825
Esprit Holdings Ltd.	527,423	6,163,710
Hang Lung Group Ltd.	377,000	1,942,029
Hang Lung Properties Ltd.	1,147,423	4,366,850
Hang Seng Bank Ltd.	386,601	7,832,189
Henderson Land Development Co. Ltd.	539,963	3,753,635
Hong Kong & China Gas Co. Ltd.	2,130,615	5,247,430
Hong Kong Aircraft & Engineering Co.	43,200	716,319
Hong Kong Electric Holdings Ltd.	775,676	4,681,549
Hong Kong Exchanges & Clearing Ltd.	566,298	9,723,847
Hopewell Holdings Ltd.	312,000	1,321,339
Hutchison Whampoa Ltd.	1,128,158	12,138,980
Hysan Development Co. Ltd.	275,625	785,845
Kerry Properties Ltd.	319,681	2,185,443
Li & Fung Ltd.	1,177,623	4,451,605
Lifestyle International Holdings Ltd.	294,000	560,581
Link (REIT)	1,180,811	2,959,631
MTR Corp. Ltd.	770,113	2,595,365
Mongolia Energy Corp. Ltd. (a)	1,718,000	3,896,558
New World Development Co. Ltd.	1,135,580	2,852,083
Orient Overseas International Ltd.	93,900	632,907
PCCW Ltd.	2,531,751	1,589,664
Shangri-La Asia Ltd.	685,380	2,309,806

	Shares	Value
Shun Tak Holdings Ltd.	548,000	$ 640,418
Sino Land Co.	652,380	1,661,902
Sun Hung Kai Properties Ltd.	712,141	11,443,314
Swire Pacific Ltd. (A Shares)	420,884	4,802,691
Television Broadcasts Ltd.	200,000	1,327,541
Wharf Holdings Ltd.	728,585	3,641,104
Wheelock & Co. Ltd.	412,000	1,296,096
Wing Hang Bank Ltd.	103,000	1,562,706
Wing Lung Bank Ltd.	54,100	1,021,840
Yue Yuen Industrial Holdings Ltd.	353,500	1,014,672
TOTAL HONG KONG		146,649,210
Ireland - 0.6%
Allied Irish Banks PLC	439,518	8,756,157
Anglo Irish Bank Corp. PLC	301,052	3,934,111
Bank of Ireland	509,622	6,410,764
CRH PLC	277,838	10,243,912
Elan Corp. PLC (a)	242,397	6,222,101
Irish Life & Permanent PLC	121,671	2,129,440
Kerry Group PLC Class A	71,827	2,167,781
Ryanair Holdings PLC (a)	197,226	828,426
Smurfit Kappa Group PLC	37,389	378,079
TOTAL IRELAND		41,070,771
Italy - 3.6%
A2A SpA	625,417	2,539,429
Alleanza Assicurazioni SpA	224,750	2,765,681
Assicurazioni Generali SpA	538,681	22,400,436
Atlantia SpA	142,736	5,129,457
Autogrill SpA	52,815	776,863
Banca Carige SpA	416,861	1,747,736
Banca Monte dei Paschi di Siena SpA (d)	1,052,470	3,356,522
Banca Popolare di Milano	223,183	2,453,009
Banco Popolare Scarl	332,143	6,660,455
Bulgari SpA	84,019	970,510
Enel SpA	2,210,154	24,841,982
ENI SpA	1,345,846	54,909,626
Fiat SpA	364,116	8,114,472
Finmeccanica SpA	157,856	4,784,323
Fondiaria-Sai SpA	28,718	1,088,322
IFIL Finanziaria di Partecipazioni SpA	151,820	1,268,321
Intesa Sanpaolo SpA	3,999,179	26,223,719
Italcementi SpA	38,500	778,029
Lottomatica SpA	35,597	1,016,191
Luxottica Group SpA	62,388	1,744,278
Mediaset SpA	388,383	3,166,047
Mediobanca SpA	259,861	4,830,976
Mediolanum SpA	100,728	579,016
Common Stocks - continued
	Shares	Value
Italy - continued
Parmalat SpA	803,394	$ 2,329,702
Pirelli & C SpA	1,430,544	1,187,303
Prysmian SpA	69,542	1,839,170
Saipem SpA	132,590	6,089,098
Snam Rete Gas SpA	467,478	3,105,381
Telecom Italia SpA	5,335,692	11,738,024
Terna SpA	653,589	2,969,022
UniCredit SpA	5,716,751	39,958,718
Unione di Banche Italiane Scpa	314,142	8,093,049
Unipol Gruppo Finanziario SpA	71,487	190,840
TOTAL ITALY		259,645,707
Japan - 20.1%
77 Bank Ltd.	209,223	1,319,549
ACOM Co. Ltd.	30,140	949,021
Advantest Corp.	92,190	2,413,168
Aeon Co. Ltd.	348,900	5,013,121
Aeon Credit Service Co. Ltd.	41,400	594,850
Aeon Mall Co. Ltd.	32,500	1,051,072
Aiful Corp.	37,805	655,779
Aioi Insurance Co. Ltd.	188,000	1,171,434
Aisin Seiki Co. Ltd.	101,500	3,552,115
Ajinomoto Co., Inc.	332,866	3,235,847
Alfresa Holdings Corp.	14,600	1,016,351
All Nippon Airways Co. Ltd.	392,000	1,505,690
Alps Electric Co. Ltd.	102,277	1,118,412
Amada Co. Ltd.	179,000	1,639,928
Aozora Bank Ltd.	333,000	884,294
Asahi Breweries Ltd.	226,903	3,972,524
Asahi Kasei Corp.	579,727	3,441,854
Asahi Glass Co. Ltd.	515,677	6,788,313
Asics Corp.	92,000	1,021,738
Astellas Pharma, Inc.	249,300	10,545,126
Bank of Kyoto Ltd.	159,000	1,918,134
Bank of Yokohama Ltd.	614,084	4,478,667
Benesse Corp.	35,400	1,440,307
Bridgestone Corp.	318,379	5,432,130
Brother Industries Ltd.	116,300	1,677,658
Canon Marketing Japan, Inc.	44,100	851,133
Canon, Inc.	543,944	29,427,022
Casio Computer Co. Ltd.	108,300	1,429,757
Central Japan Ry Co.	801	7,824,640
Chiba Bank Ltd.	364,674	2,732,288
Chubu Electric Power Co., Inc.	332,664	7,461,593
Chugai Pharmaceutical Co. Ltd.	158,725	2,482,336
Chugokun Electric Power Co.	127,300	2,728,547
Chuo Mitsui Trust Holdings, Inc.	440,300	3,131,876
Citizen Holdings Co. Ltd.	155,966	1,320,918
Coca-Cola West Japan Co. Ltd. (d)	32,700	783,076
Cosmo Oil Co. Ltd.	276,000	1,094,158
Credit Saison Co. Ltd.	88,052	2,083,552
CSK Holdings Corp. (d)	32,400	732,872

	Shares	Value
Dai Nippon Printing Co. Ltd.	330,242	$ 5,051,976
Daicel Chemical Industries Ltd.	150,000	936,077
Daido Steel Co. Ltd.	168,000	1,062,747
Daihatsu Motor Co. Ltd.	93,000	1,044,310
Daiichi Sankyo Co. Ltd.	366,570	10,342,809
Daikin Industries Ltd.	133,894	6,908,037
Dainippon Sumitomo Pharma Co. Ltd.	77,000	653,594
Daito Trust Construction Co.	38,263	1,970,486
Daiwa House Industry Co. Ltd.	256,184	3,141,558
Daiwa Securities Group, Inc.	687,985	6,890,290
DeNA Co. Ltd.	139	978,168
Denki Kagaku Kogyo KK	242,358	992,969
Denso Corp.	259,938	9,491,287
Dentsu, Inc.	938	2,295,182
Dic Corp.	239,995	778,436
Dowa Holdings Co. Ltd. (d)	139,168	1,050,623
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	24,690
East Japan Railway Co.	1,785	13,780,254
Eisai Co. Ltd.	138,778	5,027,807
Electric Power Development Co. Ltd.	71,980	2,696,519
Elpida Memory, Inc. (a)(d)	55,700	2,054,941
FamilyMart Co. Ltd.	30,400	1,112,898
Fanuc Ltd.	101,872	11,062,542
Fast Retailing Co. Ltd.	25,000	2,162,367
Fuji Electric Holdings Co. Ltd.	242,153	1,067,917
Fuji Heavy Industries Ltd.	308,000	1,443,020
Fuji Television Network, Inc.	186	312,234
Fujifilm Holdings Corp.	259,605	9,618,358
Fujitsu Ltd.	1,005,075	8,140,498
Fukuoka Financial Group, Inc.	403,300	2,004,260
Furukawa Electric Co. Ltd.	383,790	1,521,474
Gunma Bank Ltd.	200,663	1,440,648
Hachijuni Bank Ltd.	235,000	1,626,992
Hakuhodo DY Holdings, Inc.	10,980	633,141
Hankyu Hanshin Holdings, Inc.	569,200	2,467,037
Haseko Corp.	716,000	1,154,401
Hikari Tsushin, Inc.	10,200	366,635
Hino Motors Ltd.	129,000	862,528
Hirose Electric Co. Ltd.	17,098	1,991,307
Hiroshima Bank Ltd.	264,000	1,357,056
Hisamitsu Pharmaceutical Co., Inc.	32,900	1,326,110
Hitachi Chemical Co. Ltd.	44,100	987,064
Hitachi Construction Machinery Co. Ltd.	55,000	1,898,710
Hitachi High-Technologies Corp.	35,400	805,766
Hitachi Ltd.	1,760,271	12,676,586
Hitachi Metals Ltd.	49,000	720,315
Hokkaido Electric Power Co., Inc.	99,000	2,023,378
Hokuhoku Financial Group, Inc.	576,715	1,777,621
Hokuriku Electric Power Co., Inc.	85,400	2,041,047
Honda Motor Co. Ltd.	831,360	27,609,050
Hoya Corp.	217,816	6,052,740
Ibiden Co. Ltd.	68,200	2,871,851
Idemitsu Kosan Co., Ltd.	10,900	1,168,153
Common Stocks - continued
	Shares	Value
Japan - continued
Inpex Holdings, Inc.	419	$ 5,285,186
Isetan Mitsukoshi Holdings Ltd. (a)	174,287	2,092,634
Ishikawajima-Harima Heavy Industries Co. Ltd.	639,185	1,448,836
Isuzu Motors Ltd.	635,000	3,420,713
Ito En Ltd. (d)	29,200	468,851
Itochu Corp.	802,986	9,290,999
ITOCHU Techno-Solutions Corp.	17,200	629,666
Iyo Bank Ltd.	129,000	1,608,830
J Front Retailing Co. Ltd.	217,800	1,433,547
JAFCO Co. Ltd.	20,500	836,021
Japan Airlines Corp. (a)	425,420	956,227
Japan Petroleum Exploration Co. Ltd.	12,000	861,533
Japan Prime Realty Investment Corp.	308	1,019,461
Japan Real Estate Investment Corp.	202	2,490,516
Japan Retail Fund Investment Corp.	180	1,171,093
Japan Steel Works Ltd.	173,000	3,593,228
Japan Tobacco, Inc.	2,325	11,289,833
JFE Holdings, Inc.	280,975	15,882,123
JGC Corp.	108,117	2,384,029
Joyo Bank Ltd.	362,941	2,065,294
Js Group Corp.	157,359	2,684,834
JSR Corp.	104,316	2,132,028
JTEKT Corp.	93,400	1,632,551
Jupiter Telecommunications Co.	1,209	1,019,348
Kajima Corp.	441,317	1,799,756
Kamigumi Co. Ltd.	168,663	1,337,275
Kaneka Corp.	132,559	965,528
Kansai Electric Power Co., Inc.	408,336	9,003,995
Kansai Paint Co. Ltd.	121,000	882,483
Kao Corp.	278,750	7,270,130
Kawasaki Heavy Industries Ltd.	744,945	2,303,225
Kawasaki Kisen Kaisha Ltd.	303,000	3,347,828
KDDI Corp.	1,453	10,073,435
Keihin Electric Express Railway Co. Ltd. (d)	181,061	1,152,238
Keio Corp.	234,410	1,253,862
Keisei Electric Railway Co.	156,000	809,294
Keyence Corp.	18,700	4,465,725
Kikkoman Corp.	54,849	685,613
Kinden Corp.	66,000	660,376
Kintetsu Corp.	728,100	2,375,440
Kirin Holdings Co. Ltd.	393,256	6,508,268
Kobe Steel Ltd.	1,413,000	4,650,142
Komatsu Ltd.	461,545	14,620,261
Konami Corp.	49,900	1,822,032
Konica Minolta Holdings, Inc.	235,500	4,393,290
Kubota Corp.	593,864	4,815,570
Kuraray Co. Ltd.	162,986	2,057,420
Kuraya Sanseido, Inc.	69,800	1,281,609
Kurita Water Industries Ltd.	57,900	2,136,106
Kyocera Corp.	84,102	8,103,007
Kyowa Hakko Kogyo Co. Ltd.	106,689	1,036,130

	Shares	Value
Kyushu Electric Power Co., Inc.	198,270	$ 4,212,109
Lawson, Inc.	26,116	1,154,216
Leopalace21 Corp.	59,700	954,045
Mabuchi Motor Co. Ltd.	16,821	902,948
Makita Corp.	61,100	2,572,876
Marubeni Corp.	842,244	7,508,625
Marui Group Co. Ltd.	146,849	1,218,635
Maruichi Steel Tube Ltd.	10,300	352,646
Matsushita Electric Industrial Co. Ltd.	1,023,073	23,229,583
Matsushita Electric Works Co. Ltd.	183,000	2,013,278
Mazda Motor Corp.	460,000	2,399,469
Meiji Dairies Corp.	137,000	747,107
Millea Holdings, Inc.	381,900	15,753,375
Minebea Co. Ltd.	191,008	1,155,758
Mitsubishi Chemical Holdings Corp.	616,275	4,371,905
Mitsubishi Corp.	693,202	23,930,722
Mitsubishi Electric Corp.	961,106	10,874,426
Mitsubishi Estate Co. Ltd.	615,723	16,584,345
Mitsubishi Gas Chemical Co., Inc.	195,867	1,469,374
Mitsubishi Heavy Industries Ltd.	1,721,256	8,684,638
Mitsubishi Logistics Corp.	55,000	677,068
Mitsubishi Materials Corp.	631,937	3,026,633
Mitsubishi Motors Corp. of Japan (a)(d)	1,797,000	3,187,016
Mitsubishi Rayon Co. Ltd.	268,312	969,527
Mitsubishi Tanabe Pharma Corp.	98,000	1,274,260
Mitsubishi UFJ Financial Group, Inc.	5,271,360	53,597,276
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,360	1,369,985
Mitsubishi UFJ NICOS Co. Ltd. (a)	171,000	640,597
Mitsui & Co. Ltd.	870,123	21,332,208
Mitsui Chemicals, Inc.	347,683	1,994,957
Mitsui Engineering & Shipbuilding Co.	361,000	1,311,296
Mitsui Fudosan Co. Ltd.	444,677	11,028,361
Mitsui Mining & Smelting Co. Ltd.	240,154	806,283
Mitsui O.S.K. Lines Ltd.	585,285	8,831,454
Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	184,042	7,243,687
Mitsumi Electric Co. Ltd.	37,600	1,091,199
Mizuho Financial Group, Inc.	4,963	26,076,461
Mizuho Trust & Banking Co. Ltd. (d)	729,000	1,368,949
Murata Manufacturing Co. Ltd.	111,954	5,882,257
Namco Bandai Holdings, Inc.	99,450	1,294,057
NEC Corp.	1,120,951	5,953,458
NEC Electronics Corp. (a)(d)	22,300	522,392
NGK Insulators Ltd.	138,309	2,527,707
NGK Spark Plug Co. Ltd.	88,000	1,094,992
NHK Spring Co. Ltd.	72,000	669,879
Nidec Corp.	55,642	4,142,543
Nikon Corp.	169,838	5,412,137
Nintendo Co. Ltd.	51,496	28,405,194
Nippon Building Fund, Inc.	240	3,186,646
Nippon Electric Glass Co. Ltd.	179,000	3,480,178
Nippon Express Co. Ltd.	342,546	1,721,826
Nippon Meat Packers, Inc.	90,740	1,197,073
Nippon Mining Holdings, Inc.	425,500	2,663,411
Common Stocks - continued
	Shares	Value
Japan - continued
Nippon Oil Corp.	653,129	$ 4,720,071
Nippon Paper Group, Inc.	434	1,238,942
Nippon Sheet Glass Co. Ltd.	267,000	1,202,817
Nippon Steel Corp.	2,656,661	16,604,132
Nippon Telegraph & Telephone Corp.	2,648	12,840,521
Nippon Yusen KK	557,578	5,668,851
Nipponkoa Insurance Co. Ltd.	294,000	2,757,644
Nishi-Nippon City Bank Ltd.	322,000	1,062,747
Nissan Chemical Industries Co. Ltd.	60,000	809,181
Nissan Motor Co. Ltd.	1,189,748	10,567,093
Nisshin Seifun Group, Inc.	70,090	833,582
Nisshin Steel Co. Ltd.	353,000	1,365,933
Nisshinbo Industries, Inc.	75,000	970,220
Nissin Food Products Co. Ltd. (d)	44,323	1,605,784
Nitori Co. Ltd.	21,200	1,109,863
Nitto Denko Corp.	88,494	4,204,808
NOK Corp.	53,600	951,624
Nomura Holdings, Inc.	929,847	15,782,214
Nomura Real Estate Holdings, Inc.	23,700	605,762
Nomura Real Estate Office Fund, Inc.	131	1,043,627
Nomura Research Institute Ltd.	50,900	1,259,949
NSK Ltd.	204,576	2,023,642
NTN Corp.	187,611	1,425,232
NTT Data Corp.	647	2,681,516
NTT DoCoMo, Inc.	8,286	13,220,291
NTT Urban Development Co.	487	799,042
Obayashi Corp.	309,704	1,580,242
Obic Co. Ltd.	5,580	977,982
Odakyu Electric Railway Co. Ltd. (d)	334,000	2,195,201
Oji Paper Co. Ltd.	494,352	2,400,495
Okuma Corp.	79,000	934,304
Olympus Corp.	112,429	3,668,018
Omron Corp.	110,860	2,397,200
Ono Pharmaceutical Co. Ltd.	47,200	2,726,176
Onward Holdings Co. Ltd.	77,000	892,394
Oracle Corp. Japan	21,200	916,844
Oriental Land Co. Ltd.	27,856	1,674,953
ORIX Corp.	46,538	8,792,081
Osaka Gas Co. Ltd.	1,116,525	4,055,663
Osaka Titanium Technolo Co. Ltd. (d)	7,800	468,266
Otsuka Corp.	8,500	610,252
Pioneer Corp.	83,438	722,486
Promise Co. Ltd.	32,225	1,029,953
Rakuten, Inc.	3,092	1,592,333
Resona Holdings, Inc. (d)	2,989	5,216,009
Ricoh Co. Ltd.	356,770	6,567,627
Rohm Co. Ltd.	48,744	3,194,433
Sankyo Co. Ltd. (Gunma)	26,500	1,696,462
Santen Pharmaceutical Co. Ltd.	41,600	1,161,912
Sanyo Electric Co. Ltd. (a)	889,382	2,269,004
Sapporo Breweries Ltd.	146,578	1,112,124
Sapporo Hokuyo Holdings, Inc.	163	1,269,186

	Shares	Value
SBI E*TRADE Securities Co. Ltd.	680	$ 690,061
SBI Holdings, Inc. (d)	5,796	1,706,808
Secom Co. Ltd.	104,567	5,077,609
Sega Sammy Holdings, Inc.	91,700	943,613
Seiko Epson Corp.	59,600	1,455,520
Sekisui Chemical Co. Ltd.	225,293	1,651,664
Sekisui House Ltd.	250,467	2,648,622
Seven & I Holdings Co. Ltd.	416,000	12,151,745
Sharp Corp.	531,675	9,278,092
Shikoku Electric Power Co., Inc.	86,400	2,450,076
Shimadzu Corp.	126,000	1,353,926
Shimamura Co. Ltd.	8,600	685,945
SHIMANO, Inc.	35,600	1,701,669
SHIMIZU Corp.	345,416	1,749,356
Shin-Etsu Chemical Co. Ltd.	212,662	13,392,220
Shinko Electric Industries Co.Ltd.	34,500	508,142
Shinko Securities Co. Ltd.	337,000	1,211,333
Shinsei Bank Ltd.	706,000	2,785,433
Shionogi & Co. Ltd.	149,091	3,004,727
Shiseido Co. Ltd.	173,950	4,264,613
Shizuoka Bank Ltd.	322,274	3,621,915
Showa Denko KK	656,336	2,004,365
Showa Shell Sekiyu KK	93,300	1,020,248
SMC Corp.	31,971	4,017,600
Softbank Corp.	393,730	6,949,275
Sojitz Corp.	647,600	2,469,036
Sompo Japan Insurance, Inc.	446,712	4,825,540
Sony Corp.	519,985	26,171,389
Sony Financial Holdings, Inc.	397	1,622,790
Square Enix Co. Ltd.	35,300	1,081,364
Stanley Electric Co. Ltd.	79,925	2,160,340
Sumco Corp.	54,900	1,405,823
Sumitomo Chemical Co. Ltd.	784,334	5,727,781
Sumitomo Corp.	548,242	8,095,721
Sumitomo Electric Industries Ltd.	406,906	5,252,267
Sumitomo Heavy Industries Ltd.	276,822	2,221,087
Sumitomo Metal Industries Ltd.	2,111,966	10,075,104
Sumitomo Metal Mining Co. Ltd.	275,065	4,614,852
Sumitomo Mitsui Financial Group, Inc.	3,421	29,427,609
Sumitomo Realty & Development Co. Ltd.	199,000	5,095,789
Sumitomo Rubber Industries Ltd.	75,000	618,835
Sumitomo Trust & Banking Co. Ltd.	713,344	6,082,097
Suzuken Co. Ltd.	34,560	1,320,911
Suzuki Motor Corp.	172,000	4,763,278
T&D Holdings, Inc.	100,850	6,714,406
Taiheiyo Cement Corp. (d)	398,684	941,505
Taisei Corp.	466,594	1,349,689
Taisho Pharmaceutical Co. Ltd.	83,524	1,562,906
Taiyo Nippon Sanso Corp.	132,000	1,125,455
Takashimaya Co. Ltd. (d)	178,000	1,836,722
Takeda Pharmaceutical Co. Ltd.	431,442	25,001,050
Takefuji Corp.	61,941	1,174,318
TDK Corp.	61,525	4,218,757
Teijin Ltd.	510,341	1,921,523
Common Stocks - continued
	Shares	Value
Japan - continued
Terumo Corp.	84,712	$ 4,217,925
The Chugoku Bank Ltd.	91,000	1,424,896
The Suruga Bank Ltd.	115,000	1,652,362
THK Co. Ltd.	59,000	1,217,043
Tobu Railway Co. Ltd.	405,297	1,983,434
Toho Co. Ltd.	55,554	1,217,088
Toho Gas Co. Ltd.	271,000	1,400,739
Toho Titanium Co. Ltd. (d)	13,400	291,028
Tohoku Electric Power Co., Inc.	214,690	4,601,664
Tokai Rika Co. Ltd.	28,200	669,964
Tokuyama Corp.	101,000	764,397
Tokyo Broadcasting System, Inc.	17,300	383,114
Tokyo Electric Power Co.	624,618	15,224,472
Tokyo Electron Ltd.	90,318	6,175,956
Tokyo Gas Co. Ltd.	1,207,395	4,591,857
Tokyo Steel Manufacturing Co. Ltd.	44,500	616,602
Tokyo Tatemono Co. Ltd.	151,000	1,284,588
Tokyu Corp.	562,954	2,957,858
Tokyu Land Corp.	237,000	1,701,527
TonenGeneral Sekiyu KK	141,856	1,352,099
Toppan Printing Co. Ltd.	298,013	3,431,220
Toray Industries, Inc.	659,883	4,324,537
Toshiba Corp.	1,601,880	14,113,681
Tosoh Corp.	287,816	1,318,429
Toto Ltd. (d)	157,185	1,207,510
Toyo Seikan Kaisha Ltd.	71,800	1,412,984
Toyo Suisan Kaisha Ltd.	45,000	968,797
Toyoda Gosei Co. Ltd.	29,500	951,252
Toyota Boshoku Corp.	28,700	775,749
Toyota Industries Corp.	95,086	3,363,721
Toyota Motor Corp.	1,396,951	71,334,746
Toyota Tsusho Corp.	98,900	2,410,594
Trend Micro, Inc. (d)	55,500	1,942,290
Ube Industries Ltd.	503,605	1,900,937
Uni-Charm Corp.	21,860	1,544,547
UNY Co. Ltd.	98,000	1,028,888
Ushio, Inc.	59,500	1,104,339
USS Co. Ltd.	14,140	957,508
West Japan Railway Co.	897	4,202,561
Yahoo! Japan Corp.	7,865	3,382,756
Yakult Honsha Co. Ltd. (d)	47,366	1,242,100
Yamada Denki Co. Ltd.	43,115	3,348,936
Yamaguchi Financial Group, Inc.	107,000	1,560,755
Yamaha Corp.	82,343	1,636,083
Yamaha Motor Co. Ltd.	97,400	1,981,440
Yamato Holdings Co. Ltd.	216,232	3,012,565
Yamato Kogyo Co. Ltd.	18,700	936,419
Yamazaki Baking Co. Ltd. (d)	55,000	581,610

	Shares	Value
Yaskawa Electric Corp.	112,000	$ 1,281,032
Yokogawa Electric Corp.	108,200	1,026,176
TOTAL JAPAN		1,454,667,764
Luxembourg - 0.8%
Acergy SA	102,400	2,658,092
ArcelorMittal SA (France)	454,871	45,055,618
Millicom International Cellular SA unit (a)	35,900	4,199,810
SES SA FDR (France) unit	153,028	4,047,116
TOTAL LUXEMBOURG		55,960,636
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,500,000	1,983,835
Netherlands - 2.8%
Aegon NV	754,431	11,520,728
Akzo Nobel NV	136,800	11,579,523
ASML Holding NV (Netherlands)	214,603	6,425,778
Corio NV	23,283	2,043,247
EADS NV	178,623	4,173,815
Fugro NV (Certificaten Van Aandelen) unit	29,776	2,622,318
Heineken Holding NV (A Shares)	40,402	2,089,875
Heineken NV (Bearer)	127,985	7,520,244
ING Groep NV (Certificaten Van Aandelen)	961,706	36,721,446
James Hardie Industries NV unit	232,144	1,209,264
Koninklijke Ahold NV	655,613	9,806,696
Koninklijke KPN NV	941,483	17,136,582
Koninklijke Philips Electronics NV	595,534	22,876,793
Randstad Holdings NV	53,212	2,319,549
Reed Elsevier NV	337,975	6,304,195
Royal DSM NV	72,529	4,446,763
SBM Offshore NV	79,084	3,139,751
SNS Reaal	70,218	1,615,632
STMicroelectronics NV	345,778	4,505,431
TNT NV	209,829	8,418,655
TomTom Group BV (a)(d)	29,221	1,085,564
Unilever NV (Certificaten Van Aandelen)	872,741	28,518,975
Wolters Kluwer NV (Certificaten Van Aandelen)	159,021	4,482,688
TOTAL NETHERLANDS		200,563,512
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	577,254
Contact Energy Ltd.	185,189	1,375,682
Fletcher Building Ltd.	275,902	1,729,574
Sky City Entertainment Group Ltd.	289,621	851,051
Telecom Corp. of New Zealand Ltd.	886,478	2,801,029
TOTAL NEW ZEALAND		7,334,590
Norway - 1.0%
Aker Solutions ASA	81,950	2,313,202
DnB Nor ASA	374,459	5,387,688
Norsk Hydro ASA	391,130	6,210,238
Common Stocks - continued
	Shares	Value
Norway - continued
Orkla ASA (A Shares)	420,345	$ 6,064,372
Petroleum Geo-Services ASA	88,300	2,600,622
ProSafe ASA	81,200	867,470
Renewable Energy Corp. AS (a)(d)	81,600	2,423,287
StatoilHydro ASA	669,131	25,970,389
Storebrand ASA (A Shares)	179,967	1,718,003
Telenor ASA	440,208	9,556,608
Yara International ASA	102,167	7,750,393
TOTAL NORWAY		70,862,272
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.) (d)	1,290,444	3,282,334
Banco Espirito Santo SA (BES) (Reg.)	106,143	1,913,818
BPI-SGPS SA (d)	153,390	751,681
BPI-SGPS SA rights 6/11/08 (a)(d)	153,390	27,442
Brisa Auto-Estradas de Portugal SA	166,305	2,369,882
Cimpor-Cimentos de Portugal SGPS SA	90,960	826,398
Energias de Portugal SA	988,937	6,230,882
Portugal Telecom SGPS SA (Reg.)	379,825	4,644,425
Sonae SGPS SA	351,130	573,566
ZON MULTIMEDIA - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	100,950	1,097,765
TOTAL PORTUGAL		21,718,193
Singapore - 1.1%
Ascendas Real Estate Investment Trust (A-REIT)	586,100	1,055,066
CapitaCommercial Trust (REIT)	595,000	983,652
CapitaLand Ltd.	900,000	4,331,374
CapitaMall Trust	676,000	1,644,056
City Developments Ltd.	231,000	1,931,506
ComfortDelgro Corp. Ltd.	1,139,784	1,348,312
Cosco Corp. Singapore Ltd.	462,000	1,160,940
DBS Group Holdings Ltd.	607,361	8,702,086
Fraser & Neave Ltd.	493,150	1,786,355
Jardine Cycle & Carriage Ltd.	56,800	683,603
Keppel Corp. Ltd.	601,000	5,352,035
Keppel Land Ltd.	191,000	748,001
Neptune Orient Lines Ltd.	230,000	686,113
Olam International Ltd.	574,800	1,321,913
Oversea-Chinese Banking Corp. Ltd.	1,312,968	8,364,021
Parkway Holdings Ltd.	444,202	926,917
Parkway Holdings Ltd. rights 6/9/08 (a)	139,160	67,484
SembCorp Industries Ltd.	493,130	1,731,933
SembCorp Marine Ltd.	373,800	1,266,141
Singapore Airlines Ltd.	293,425	3,432,275
Singapore Exchange Ltd.	422,000	2,492,932
Singapore Press Holdings Ltd.	817,021	2,569,324
Singapore Technologies Engineering Ltd.	662,161	1,547,151
Singapore Telecommunications Ltd.	4,114,827	11,519,097
United Overseas Bank Ltd.	635,846	9,427,900
UOL Group Ltd.	283,984	813,768

	Shares	Value
Venture Corp. Ltd.	107,808	$ 793,708
Wilmar International Ltd.	403,000	1,646,348
Yanlord Land Group Ltd.	120,000	190,448
TOTAL SINGAPORE		78,524,459
Spain - 4.0%
Abertis Infraestructuras SA	141,413	4,501,122
Abertis Infraestructuras SA rights (a)	141,413	225,056
Acerinox SA	77,561	2,053,661
Actividades de Construccion y Servicios SA (ACS)	111,168	6,717,147
Banco Bilbao Vizcaya Argentaria SA	1,841,996	41,084,885
Banco de Sabadell SA (d)	451,352	4,564,094
Banco Popular Espanol SA (Reg.)	445,711	7,197,415
Banco Santander SA	3,165,966	66,040,392
Bankinter SA (d)	116,753	1,696,449
Cintra Concesiones de Infrastructuras de Transporte SA	102,758	1,581,022
Corporacion Mapfre SA (Reg.)	279,642	1,513,936
Criteria CaixaCorp, SA	387,508	2,664,580
Enagas SA	88,589	2,818,376
Fomento Construcciones y Contratas SA (FOCSA)	22,033	1,522,230
Gamesa Corporacion Tecnologica, SA	92,747	4,800,412
Gas Natural SDG SA Series E	60,438	3,499,551
Gestevision Telecinco SA	44,817	697,218
Grifols SA	61,805	1,774,930
Grupo Acciona SA	15,962	4,538,063
Grupo Ferrovial SA	29,087	2,289,683
Iberdrola Renovables SA	482,388	3,459,579
Iberdrola SA	1,850,470	26,715,043
Iberia Lineas Aereas de Espana SA	226,270	742,737
Inditex SA	117,712	5,790,399
Indra Sistemas SA	57,627	1,573,363
Promotora de Informaciones SA (PRISA)	43,982	723,913
Red Electrica de Espana SA	59,607	4,219,243
Repsol YPF SA	416,332	17,214,538
Telefonica SA	2,217,223	63,576,060
Union Fenosa SA	56,067	3,647,684
Vallehermoso SA (d)	37,575	1,347,982
Zardoya Otis SA	50,546	1,536,516
TOTAL SPAIN		292,327,279
Sweden - 2.2%
Alfa Laval AB	44,750	3,135,863
Assa Abloy AB (B Shares)	154,643	2,680,166
Atlas Copco AB:
(A Shares)	357,960	6,338,135
(B Shares)	186,310	3,019,422
Boliden AB	127,650	1,441,213
Electrolux AB (B Shares) (d)	130,569	1,882,150
Getinge AB (B Shares)	106,136	2,883,025
H&M Hennes & Mauritz AB (B Shares)	245,221	13,546,880
Holmen AB (B Shares)	28,800	981,485
Common Stocks - continued
	Shares	Value
Sweden - continued
Husqvarna AB (B Shares) (d)	126,469	$ 1,301,425
Investor AB (B Shares)	240,200	5,974,278
Lundin Petroleum AB (a)	113,400	1,752,771
Modern Times Group MTG AB (B Shares)	25,800	1,799,340
Nordea Bank AB	1,066,873	17,334,664
Sandvik AB	493,230	8,466,127
Scania AB (B Shares)	171,216	3,373,988
Securitas AB (B Shares)	169,008	2,112,354
Skandinaviska Enskilda Banken AB (A Shares)	251,075	5,690,369
Skanska AB (B Shares)	202,269	3,455,026
SKF AB (B Shares)	191,400	3,588,331
SSAB Svenskt Stal AB:
(A Shares)	89,246	3,093,500
(B Shares)	43,508	1,359,466
Svenska Cellulosa AB (SCA) (B Shares)	301,612	4,837,795
Svenska Handelsbanken AB (A Shares)	264,064	7,348,924
Swedbank AB (A Shares)	181,400	4,481,569
Swedish Match Co.	134,750	2,868,717
TELE2 AB (B Shares)	157,259	3,361,019
Telefonaktiebolaget LM Ericsson (B Shares)	7,566,573	20,428,056
TeliaSonera AB	1,196,135	10,863,625
Volvo AB (B Shares)	564,010	8,929,117
TOTAL SWEDEN		158,328,800
Switzerland - 6.5%
ABB Ltd. (Reg.)	1,139,045	37,002,843
Actelion Ltd. (Reg.) (a)	55,349	3,024,202
Adecco SA (Reg.)	67,424	3,845,684
Baloise Holdings AG (Reg.)	29,422	3,347,836
Compagnie Financiere Richemont unit	271,787	16,936,166
Credit Suisse Group (Reg.)	541,951	27,600,246
EFG International	29,984	1,123,357
Geberit AG (Reg.)	21,019	3,565,345
Givaudan AG (a)	3,559	3,448,710
Holcim Ltd. (Reg.)	111,838	10,461,676
Julius Baer Holding AG	111,348	9,112,525
Kuehne & Nagel International AG	29,887	3,197,161
Lindt & Spruengli AG (participation certificate)	496	1,570,373
Logitech International SA (Reg.) (a)	91,601	3,002,581
Lonza Group AG	27,398	3,795,713
Nestle SA (Reg.)	203,986	100,300,129
Nobel Biocare Holding AG (Switzerland)	70,606	2,784,138
Novartis AG (Reg.)	1,206,219	63,339,464
Oc Oerlikon Corp. AG (Reg.) (a)	3,613	1,221,896
Pargesa Holding SA	16,816	2,076,388
Roche Holding AG (participation certificate)	365,381	62,994,307
Schindler Holding AG (participation certificate)	30,666	2,475,817

	Shares	Value
SGS Societe Generale de Surveillance Holding SA (Reg.)	2,660	$ 3,996,508
Sonova Holding AG	25,693	2,335,615
Straumann Holding AG	4,411	1,207,174
Sulzer AG (Reg.)	15,900	2,137,187
Swiss Life Holding	18,132	5,101,419
Swiss Reinsurance Co. (Reg.)	185,492	14,406,195
Swisscom AG (Reg.)	11,943	4,170,826
Syngenta AG (Switzerland)	54,514	16,686,918
The Swatch Group AG:
(Bearer)	17,539	4,909,338
(Reg.)	28,374	1,486,348
UBS AG:
rights 6/12/08 (a)	1,128,079	1,504,394
(For. Reg.)	1,128,079	27,167,509
Zurich Financial Services AG (Reg.)	75,667	22,196,283
TOTAL SWITZERLAND		473,532,271
United Kingdom - 20.2%
3i Group PLC	191,188	3,353,604
Alliance & Leicester PLC	190,559	1,605,227
AMEC PLC	174,822	2,889,914
Anglo American PLC (United Kingdom)	678,244	45,935,412
Antofagasta PLC	194,023	2,650,025
Associated British Foods PLC	123,929	2,114,905
AstraZeneca PLC (United Kingdom)	742,624	32,416,754
Aviva PLC	1,414,525	17,666,815
BAE Systems PLC	1,838,620	16,507,920
Balfour Beatty PLC	249,994	2,123,226
Barclays PLC	3,367,318	25,007,678
Berkeley Group Holdings PLC unit	44,096	709,280
BG Group PLC	1,698,476	42,594,711
BHP Billiton PLC	1,159,388	43,957,531
BP PLC	9,662,974	116,657,743
British Airways PLC (a)	297,921	1,372,103
British American Tobacco PLC	785,780	29,406,294
British Energy Group PLC	526,945	7,661,678
British Land Co. PLC	246,148	3,905,633
British Sky Broadcasting Group PLC (BSkyB)	558,040	6,002,438
BT Group PLC	4,193,434	18,462,401
Bunzl PLC	154,773	2,166,057
Burberry Group PLC	217,563	2,154,853
Cable & Wireless PLC	1,330,151	4,329,134
Cadbury PLC	711,847	9,504,059
Cairn Energy PLC	65,832	4,389,486
Capita Group PLC	284,540	3,813,060
Carnival PLC	83,844	3,194,764
Carphone Warehouse Group PLC (d)	188,870	887,630
Centrica PLC	1,904,040	11,079,406
Cobham PLC	582,683	2,441,211
Compass Group PLC	971,475	7,216,481
Daily Mail & General Trust PLC Class A	135,278	1,089,977
Diageo PLC	1,250,071	24,448,221
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Enterprise Inns PLC	251,870	$ 2,330,000
Eurasian Natural Resources Corp. PLC	160,035	4,625,225
Experian Group Ltd.	534,859	4,298,930
FirstGroup PLC	227,391	2,385,074
Friends Provident PLC	1,117,659	2,681,119
G4S PLC (United Kingdom)	630,764	2,814,455
Genting International PLC (a)	1,721,000	771,352
GKN PLC	330,576	1,907,216
GlaxoSmithKline PLC	2,848,957	63,094,789
Hammerson PLC	134,918	2,445,420
Hays PLC	685,763	1,392,389
HBOS PLC	1,948,806	15,441,559
Home Retail Group PLC	455,895	2,115,471
HSBC Holdings PLC (United Kingdom) (Reg.)	6,187,250	104,386,608
Icap PLC	266,711	3,254,499
IMI PLC	151,824	1,542,838
Imperial Tobacco Group PLC	342,601	13,742,831
Imperial Tobacco Group PLC rights 6/11/08 (a)	171,300	1,696,641
Inchcape PLC	187,424	1,620,586
InterContinental Hotel Group PLC	132,108	2,177,284
International Power PLC	772,264	6,799,862
Invensys PLC (a)	416,259	2,657,169
Investec PLC	223,317	1,550,502
ITV PLC	1,895,460	2,211,528
J Sainsbury PLC	835,626	5,768,691
Johnson Matthey PLC	107,772	4,301,734
Kazakhmys PLC	93,025	3,114,217
Kingfisher PLC	1,136,740	3,089,426
Land Securities Group PLC	228,290	6,385,342
Legal & General Group PLC	3,201,296	7,597,054
Liberty International PLC	119,421	2,087,651
Lloyds TSB Group PLC	2,879,073	21,900,118
LogicaCMG PLC	718,427	1,729,105
London Stock Exchange Group PLC	84,691	1,722,940
Lonmin PLC	75,521	5,170,160
Man Group PLC	892,696	10,981,401
Marks & Spencer Group PLC	910,976	6,857,299
Meggitt PLC	367,398	1,772,141
Meinl European Land Ltd. (a)	163,701	2,154,505
Mitchells & Butlers PLC	184,342	1,186,780
Mondi PLC	207,093	1,476,830
National Express Group PLC Class L	60,703	1,098,452
National Grid PLC	1,338,787	19,783,944
NEXT PLC	109,719	2,514,651
Old Mutual PLC	2,745,756	6,363,710
Pearson PLC	400,743	5,417,902
Persimmon PLC	160,366	1,529,576
Prudential PLC	1,316,194	17,338,204

	Shares	Value
Punch Taverns Ltd.	133,525	$ 1,467,973
Reckitt Benckiser Group PLC	310,143	18,271,134
Reed Elsevier PLC	536,964	6,764,954
Rentokil Initial PLC	951,170	1,879,462
Rexam PLC	275,987	2,423,260
Rio Tinto PLC (Reg.)	515,514	62,003,895
Rolls-Royce Group PLC	925,484	7,750,239
Royal & Sun Alliance Insurance Group PLC	1,629,536	4,425,517
Royal Bank of Scotland Group PLC	5,184,515	23,466,963
Royal Bank of Scotland Group PLC rights 6/6/08 (a)	3,168,314	1,757,312
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,843,693	78,521,687
Class B	1,426,047	59,576,995
SABMiller PLC	462,839	11,918,891
Sage Group PLC	678,943	3,026,066
Schroders PLC	76,285	1,586,686
Scottish & Southern Energy PLC	455,578	13,284,130
Segro PLC	231,621	1,910,977
Serco Group PLC	256,847	2,271,739
Severn Trent PLC	114,443	3,303,021
Shire PLC	284,625	4,855,212
Smith & Nephew PLC	436,355	4,688,310
Smiths Group PLC	195,901	3,903,887
Stagecoach Group PLC	230,197	1,057,914
Standard Chartered PLC (United Kingdom)	711,622	26,445,072
Standard Life PLC	1,159,485	5,765,028
Tate & Lyle PLC	232,395	2,133,728
Taylor Wimpey PLC	576,812	971,216
Tesco PLC	3,987,554	32,709,534
Thomas Cook Group PLC	240,632	1,179,753
Thomson Reuters PLC	101,533	3,277,597
Tomkins PLC	511,767	1,832,370
TUI Travel PLC	257,716	1,246,920
Tullow Oil PLC	370,180	6,526,277
Unilever PLC	676,736	22,407,133
United Business Media PLC	140,213	1,709,539
United Utilities PLC	418,380	6,203,336
Vedanta Resources PLC	69,626	3,453,570
Vodafone Group PLC	27,309,746	87,694,886
Whitbread PLC	94,579	2,401,847
William Hill PLC	194,700	1,461,732
William Morrison Supermarkets PLC	1,173,593	6,799,953
Wolseley PLC	371,160	4,043,770
WPP Group PLC	610,358	7,395,910
Xstrata PLC	328,639	25,968,430
TOTAL UNITED KINGDOM		1,460,744,636
Common Stocks - continued
	Shares	Value
United States of America - 0.1%
Synthes, Inc.	31,723	$ 4,461,855
TOTAL COMMON STOCKS (Cost $6,078,222,866)		6,876,309,357
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	23,706	1,123,716
Fresenius AG (non-vtg.)	40,436	3,557,350
Henkel AG & Co. KGaA	89,165	4,262,681
Porsche Automobil Holding SE	44,420	8,286,975
ProSiebenSat.1 Media AG	53,498	754,035
RWE AG (non-vtg.)	21,813	2,309,581
Volkswagen AG	52,942	8,026,988
TOTAL GERMANY		28,321,326
Italy - 0.1%
Intesa Sanpaolo SpA	494,288	2,964,356
Istituto Finanziario Industriale SpA (IFI) (a)	39,754	1,117,545
Italcementi SpA Risp (non-vtg.)	37,590	558,180
Telecom Italia SpA (Risp)	3,274,139	5,796,492
UNIPOL Assicurazioni SpA	592,373	1,344,548
TOTAL ITALY		11,781,121
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares (a)	82,923,366	164,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,442,918)		40,266,710
Government Obligations - 0.4%
	Principal Amount
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.2% to 1.81% 6/26/08 (e) (Cost $28,417,434)	$ 28,500,000	28,462,665
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	341,803,712	$ 341,803,712
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	112,101,697	112,101,697
TOTAL MONEY MARKET FUNDS (Cost $453,905,409)		453,905,409
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $6,594,988,627)		7,398,944,141
NET OTHER ASSETS - (2.1)%		(155,655,562)
NET ASSETS - 100%		$ 7,243,288,579
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
294 CAC 40 10 Euro Index Contracts (France)	June 2008	$ 22,939,683	$ 107,458
61 DAX 30 Index Contracts (Germany)	June 2008	16,859,763	1,250,062
810 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2008	47,569,417	3,880,161
689 FTSE 100 Index Contracts (United Kingdom)	June 2008	82,449,991	5,189,534
33 Hang Seng Index Contracts (Hong Kong)	June 2008	5,171,434	80,368
28 IBEX 35 Index Contracts (Spain)	June 2008	5,920,839	(282,308)
60 MSCI Index Contracts (Singapore)	June 2008	3,476,561	114,093
58 Nikkei 225 Index Contracts (Japan)	June 2008	4,167,300	175,176
505 OMXS 30 Index Contracts (Sweden)	June 2008	8,458,857	(75,042)
26 S&P/MIB Index Contracts (Italy)	June 2008	6,737,052	522,569
136 SFE SPI 200 Index Contracts (Australia)	June 2008	18,542,902	1,367,827
553 TOPIX 150 Index Contracts (Japan)	June 2008	73,635,434	7,377,164
TOTAL EQUITY INDEX CONTRACTS		$ 295,929,233	$ 19,707,062

The face value of futures purchased as a percentage of net assets - 4.1%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
20,220,000 AUD	June 2008	$ 19,281,026	$ 548,427
62,070,000 EUR	June 2008	96,482,304	438,255
40,160,000 GBP	June 2008	79,445,628	100,716
7,928,960,000 JPY	June 2008	75,272,472	(2,606,603)
51,375,000 SEK	June 2008	8,553,179	88,209
		$ 279,034,609	$ (1,430,996)
(Payable Amount $280,465,605)

The value of contracts to buy as a percentage of net assets - 3.8%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $28,462,665.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,578,450
Fidelity Securities Lending Cash Central Fund	1,220,948
Total	$ 2,799,398
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,398,944,141	$ 5,299,748,585	$ 2,098,443,303	$ 752,253
Other Financial Instruments*	$ 18,276,066	$ 19,707,062	$ (1,430,996)	$ -
*Other financial instruments include Futures Contracts and Forward Foreign Currency Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 401,814
Total Realized Gain (Loss)	(838,423)
Total Unrealized Gain (Loss)	953,591
Cost of Purchases	550,075
Proceeds of Sales	(314,804)
Amortization/Accretion	0
Transfer in/out of Level 3	0
Ending Balance	$ 752,253

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,612,027,168. Net unrealized appreciation aggregated $786,916,973, of which $1,334,902,481 related to appreciated investment securities and $547,985,508 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan ® Total Market Index Fund

May 31, 2008

1.816022.103

STI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 295,570
American Axle & Manufacturing Holdings, Inc.	21,960	408,236
Amerigon, Inc. (a)	19,084	237,023
ArvinMeritor, Inc.	36,209	542,049
BorgWarner, Inc.	67,960	3,514,212
Cooper Tire & Rubber Co.	30,725	337,361
Dana Holding Corp. (a)	36,800	390,080
Drew Industries, Inc. (a)	13,018	286,136
Exide Technologies (a)(d)	67,099	1,106,463
Federal-Mogul Corp. Class A (a)	12,900	257,742
Fuel Systems Solutions, Inc. (a)	1,791	49,933
Gentex Corp.	80,492	1,413,440
Hayes Lemmerz International, Inc. (a)	23,987	94,029
Johnson Controls, Inc.	340,961	11,613,132
Lear Corp. (a)(d)	30,957	797,143
Modine Manufacturing Co.	18,795	295,833
Noble International Ltd.	15,109	85,970
Proliance International, Inc. (a)	1,414	1,485
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	44,520
Sauer-Danfoss, Inc.	8,867	276,562
Spartan Motors, Inc.	9,796	88,458
Standard Motor Products, Inc.	5,058	42,993
Stoneridge, Inc. (a)	3,821	63,925
Strattec Security Corp.	781	29,444
Superior Industries International, Inc. (d)	18,127	372,691
Tenneco, Inc. (a)	20,705	496,506
The Goodyear Tire & Rubber Co. (a)	131,156	3,332,674
TRW Automotive Holdings Corp. (a)	29,395	733,405
Visteon Corp. (a)	75,964	306,895
WABCO Holdings, Inc.	33,930	1,773,182
		29,287,092
Automobiles - 0.2%
Coachmen Industries, Inc.	3,894	11,877
Fleetwood Enterprises, Inc. (a)(d)	39,400	163,904
Ford Motor Co. (a)(d)	1,226,412	8,339,602
General Motors Corp. (d)	270,355	4,623,071
Harley-Davidson, Inc.	132,871	5,523,447
Monaco Coach Corp.	30,658	140,414
Thor Industries, Inc. (d)	18,266	492,451
Winnebago Industries, Inc.	26,601	396,887
		19,691,653
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	44,559
Building Materials Holding Corp. (d)	17,924	48,036
Core-Mark Holding Co., Inc. (a)	4,000	116,160
Genuine Parts Co.	92,422	4,067,492

	Shares	Value
LKQ Corp. (a)	73,161	$ 1,621,248
Source Interlink Companies, Inc. (a)(d)	5,135	6,111
		5,903,606
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	75,721	3,618,707
Capella Education Co. (a)	5,000	324,550
Career Education Corp. (a)(d)	43,207	790,256
Coinstar, Inc. (a)	25,148	958,139
Corinthian Colleges, Inc. (a)	57,826	740,173
CPI Corp.	2,388	54,088
DeVry, Inc.	33,317	1,900,735
H&R Block, Inc.	185,362	4,326,349
Hillenbrand, Inc.	29,476	652,893
INVESTools, Inc. (a)	23,100	185,262
ITT Educational Services, Inc. (a)	21,427	1,556,243
Jackson Hewitt Tax Service, Inc.	14,841	208,071
Mace Security International, Inc. (a)	1,100	1,947
Matthews International Corp. Class A	21,051	1,002,238
Nobel Learning Communities, Inc. (a)	1,000	13,700
Pre-Paid Legal Services, Inc. (a)	3,986	167,372
Princeton Review, Inc. (a)	17,342	133,187
Regis Corp.	25,600	776,704
Service Corp. International	155,376	1,662,523
Sotheby's Class A (ltd. vtg.)	32,312	866,608
Steiner Leisure Ltd. (a)	8,837	341,638
Stewart Enterprises, Inc. Class A (d)	64,820	447,258
Strayer Education, Inc.	9,147	1,828,485
Universal Technical Institute, Inc. (a)(d)	16,430	212,276
Weight Watchers International, Inc.	17,022	711,690
		23,481,092
Hotels, Restaurants & Leisure - 1.5%
AFC Enterprises, Inc. (a)	14,058	140,580
Ambassadors Group, Inc.	12,856	238,607
Ameristar Casinos, Inc. (d)	11,703	208,547
Bally Technologies, Inc. (a)	27,072	1,218,511
BJ's Restaurants, Inc. (a)	15,962	204,633
Bluegreen Corp. (a)	13,016	92,544
Bob Evans Farms, Inc.	23,966	697,650
Boyd Gaming Corp. (d)	28,934	461,497
Brinker International, Inc.	49,637	1,088,539
Buca, Inc. (a)	4,631	2,316
Buffalo Wild Wings, Inc. (a)	11,242	370,424
Burger King Holdings, Inc.	37,661	1,075,222
California Pizza Kitchen, Inc. (a)	20,879	290,427
Carnival Corp. unit	241,224	9,663,433
CBRL Group, Inc.	9,981	293,940
CEC Entertainment, Inc. (a)	25,244	912,318
Cedar Fair LP (depository unit)	26,153	606,227
Chipotle Mexican Grill, Inc. Class A (a)(d)	17,449	1,610,543
Choice Hotels International, Inc.	20,476	709,493
Churchill Downs, Inc.	8,627	368,718
CKE Restaurants, Inc.	30,748	364,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Darden Restaurants, Inc.	71,470	$ 2,447,848
Denny's Corp. (a)	50,513	205,083
Domino's Pizza, Inc. (d)	20,289	273,090
Dover Downs Gaming & Entertainment, Inc.	1,755	15,304
Dover Motorsports, Inc.	11,625	72,308
Empire Resorts, Inc. (a)	15,456	58,578
Gaylord Entertainment Co. (a)(d)	24,853	706,074
Great Wolf Resorts, Inc. (a)(d)	13,290	92,366
Icahn Enterprises LP	6,318	574,938
IHOP Corp. (d)	14,923	699,739
International Game Technology	184,816	6,590,539
International Speedway Corp. Class A	19,173	850,898
Interstate Hotels & Resorts, Inc. (a)	156	551
Isle of Capri Casinos, Inc. (a)(d)	7,404	50,717
Jack in the Box, Inc. (a)	30,018	737,542
Jamba, Inc. (a)(d)	40,851	94,774
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	194,671
Landry's Restaurants, Inc. (d)	4,778	78,407
Las Vegas Sands Corp. (a)	58,303	4,048,560
Life Time Fitness, Inc. (a)(d)	18,493	740,090
Littlefield Corp. (a)	2,520	2,722
Lodgian, Inc. (a)	4,642	41,778
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	120,190
Marcus Corp.	23,391	403,027
Marriott International, Inc. Class A	169,565	5,580,384
McCormick & Schmick's Seafood Restaurants (a)(d)	16,005	152,368
McDonald's Corp.	648,251	38,454,249
MGM Mirage, Inc. (a)	52,043	2,561,036
Monarch Casino & Resort, Inc. (a)	5,587	77,380
Morgans Hotel Group Co. (a)(d)	24,428	314,388
MTR Gaming Group, Inc. (a)	6,687	36,110
Multimedia Games, Inc. (a)	5,149	28,011
O'Charleys, Inc.	4,598	51,038
Orient Express Hotels Ltd. Class A	21,956	1,032,810
P.F. Chang's China Bistro, Inc. (a)(d)	32,684	868,741
Panera Bread Co. Class A (a)(d)	19,435	1,009,454
Papa John's International, Inc. (a)	24,389	717,768
Peet's Coffee & Tea, Inc. (a)(d)	12,913	301,648
Penn National Gaming, Inc. (a)	41,831	1,941,795
Pinnacle Entertainment, Inc. (a)(d)	30,968	429,526
Premier Exhibitions, Inc. (a)	1,600	7,904
Progressive Gaming International Corp. (a)	38,803	56,264
Red Robin Gourmet Burgers, Inc. (a)	11,155	374,920
Riviera Holdings Corp. (a)	6,000	97,200
Royal Caribbean Cruises Ltd.	70,950	2,108,634
Rubio's Restaurants, Inc. (a)	5,755	29,466
Ruby Tuesday, Inc. (d)	26,983	201,833

	Shares	Value
Ruth's Chris Steak House, Inc. (a)(d)	25,925	$ 183,031
Scientific Games Corp. Class A (a)(d)	46,137	1,491,609
Shuffle Master, Inc. (a)(d)	37,346	233,039
Six Flags, Inc. (a)(d)	72,418	148,457
Sonic Corp. (a)(d)	34,126	654,537
SPEEDUS Corp. (a)	1,550	1,876
Speedway Motorsports, Inc.	7,046	179,603
Starbucks Corp. (a)	408,267	7,426,377
Starwood Hotels & Resorts Worldwide, Inc.	104,699	5,067,432
Texas Roadhouse, Inc. Class A (a)	37,598	414,706
The Cheesecake Factory, Inc. (a)(d)	34,919	699,428
The Steak n Shake Co. (a)(d)	14,127	95,640
Town Sports International Holdings, Inc. (a)(d)	15,248	127,016
Triarc Companies, Inc. Class B	38,611	271,435
Trump Entertainment Resorts, Inc. (a)(d)	19,908	69,678
Vail Resorts, Inc. (a)	15,616	777,521
Wendy's International, Inc.	57,290	1,699,221
WMS Industries, Inc. (a)	21,964	813,547
Wyndham Worldwide Corp.	102,910	2,251,671
Wynn Resorts Ltd. (d)	35,259	3,526,958
Yum! Brands, Inc.	262,243	10,411,047
		132,694,775
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	2,200
American Greetings Corp. Class A	35,079	654,574
Avatar Holdings, Inc. (a)(d)	1,964	68,092
Bassett Furniture Industries, Inc.	2,149	25,767
Beazer Homes USA, Inc. (d)	17,239	119,811
Black & Decker Corp.	30,274	1,958,728
Blyth, Inc.	10,848	211,102
Brookfield Homes Corp. (d)	6,161	93,031
California Coastal Communities, Inc. (a)	6,643	30,359
Cavco Industries, Inc. (a)	10,167	389,701
Centex Corp.	66,856	1,258,898
Champion Enterprises, Inc. (a)	29,908	249,732
Cobra Electronics Corp.	1,200	3,912
Craftmade International, Inc.	2,030	13,236
CSS Industries, Inc.	7,858	231,654
D.R. Horton, Inc.	157,525	2,002,143
Dixie Group, Inc. (a)	3,463	25,280
Ethan Allen Interiors, Inc.	15,440	432,938
Flexsteel Industries, Inc.	2,030	23,345
Fortune Brands, Inc.	88,005	6,114,587
Furniture Brands International, Inc.	23,101	324,800
Garmin Ltd. (d)	74,398	3,619,463
Harman International Industries, Inc.	34,012	1,521,017
Helen of Troy Ltd. (a)	16,686	298,179
Hooker Furniture Corp.	15,000	302,700
Hovnanian Enterprises, Inc. Class A (a)(d)	21,663	170,271
iRobot Corp. (a)(d)	17,599	246,738
Jarden Corp. (a)	38,231	716,831
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home (d)	41,336	$ 847,801
Koss Corp.	1,552	24,987
La-Z-Boy, Inc. (d)	24,674	156,680
Leggett & Platt, Inc.	88,660	1,693,406
Lennar Corp. Class A (d)	90,467	1,527,083
Lenox Group, Inc. (a)(d)	2,200	1,606
Libbey, Inc.	3,319	38,268
Lifetime Brands, Inc.	300	2,103
M.D.C. Holdings, Inc.	20,248	822,676
M/I Homes, Inc. (d)	15,821	271,647
Meritage Homes Corp. (a)(d)	34,176	591,245
Mohawk Industries, Inc. (a)(d)	29,202	2,192,486
National Presto Industries, Inc.	3,694	246,353
Newell Rubbermaid, Inc.	147,525	2,962,302
NVR, Inc. (a)	2,698	1,525,368
Orleans Homebuilders, Inc. (d)	3,981	18,790
Palm Harbor Homes, Inc. (a)(d)	5,872	44,451
Pulte Homes, Inc.	109,230	1,335,883
Rockford Corp. (a)	2,500	3,000
Russ Berrie & Co., Inc. (a)	3,505	42,375
Ryland Group, Inc.	19,744	548,883
Sealy Corp., Inc. (d)	21,635	134,570
Skyline Corp.	6,539	174,722
Snap-On, Inc.	34,091	2,110,915
Standard Pacific Corp. (d)	46,238	145,187
Stanley Furniture Co., Inc.	5,015	59,478
Syntax-Brillian Corp. (a)(d)	35,013	28,003
Tempur-Pedic International, Inc. (d)	32,304	346,945
The Stanley Works	39,570	1,922,311
Toll Brothers, Inc. (a)	80,021	1,686,042
Tupperware Brands Corp.	31,899	1,221,732
Universal Electronics, Inc. (a)	4,760	120,999
WCI Communities, Inc. (a)(d)	14,085	26,762
Whirlpool Corp.	40,109	2,955,231
Woodbridge Holdings Corp. (a)	2,687	4,595
		46,943,974
Internet & Catalog Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	233,148
Amazon.com, Inc. (a)	171,210	13,974,160
Blue Nile, Inc. (a)(d)	13,187	702,999
dELiA*s, Inc. (a)	3,463	8,831
Drugstore.com, Inc. (a)	8,721	18,925
Expedia, Inc. (a)	134,594	3,263,905
FTD Group, Inc.	5,971	88,072
Gaiam, Inc. Class A (a)(d)	14,668	227,501
GSI Commerce, Inc. (a)	6,423	93,069
Hollywood Media Corp. (a)	1,200	2,880
IAC/InterActiveCorp (a)	114,318	2,577,871
Liberty Media Corp. - Interactive Series A (a)	352,121	5,982,536
Netflix, Inc. (a)(d)	33,534	1,018,092

	Shares	Value
NutriSystem, Inc. (d)	14,474	$ 297,006
Orbitz Worldwide, Inc.	15,000	116,400
Overstock.com, Inc. (a)(d)	2,976	75,204
PC Mall, Inc. (a)	500	6,470
PetMed Express, Inc. (a)	7,165	99,952
Priceline.com, Inc. (a)(d)	18,799	2,529,029
Shutterfly, Inc. (a)(d)	15,019	216,424
Stamps.com, Inc. (a)	4,851	70,825
Systemax, Inc. (d)	7,631	147,889
ValueVision Media, Inc. Class A (a)	21,687	95,640
		31,846,828
Leisure Equipment & Products - 0.1%
Adams Golf, Inc. (a)	100	640
Arctic Cat, Inc.	5,971	47,231
Brunswick Corp. (d)	46,016	630,419
Callaway Golf Co.	39,789	505,320
Eastman Kodak Co.	160,563	2,459,825
Hasbro, Inc.	77,355	2,803,345
JAKKS Pacific, Inc. (a)	19,673	464,283
Johnson Outdoors, Inc. Class A	2,747	42,743
Leapfrog Enterprises, Inc. Class A (a)	25,168	207,888
Marine Products Corp. (d)	13,658	111,586
MarineMax, Inc. (a)	3,071	30,065
Mattel, Inc.	217,792	4,386,331
Meade Instruments Corp. (a)	2,600	3,510
Nautilus, Inc.	6,001	40,387
Polaris Industries, Inc. (d)	17,627	841,160
Pool Corp. (d)	28,128	579,718
RC2 Corp. (a)	10,486	202,485
Smith & Wesson Holding Corp. (a)(d)	23,199	133,858
Steinway Musical Instruments, Inc. (a)	5,374	147,516
Sturm Ruger & Co., Inc. (a)	42,290	323,096
		13,961,406
Media - 2.8%
4Kids Entertainment, Inc. (a)	12,821	101,671
A.H. Belo Corp. Class A	8,701	82,660
ACME Communications, Inc. (a)	6,009	9,014
Alloy, Inc. (a)	1,732	14,895
Arbitron, Inc.	16,342	814,812
Ballantyne of Omaha, Inc. (a)	100	420
Belo Corp. Series A	43,507	415,927
Cablevision Systems Corp. - NY Group Class A (a)	125,132	3,392,329
Carmike Cinemas, Inc.	16,306	135,340
CBS Corp. Class B	343,659	7,416,161
Charter Communications, Inc. Class A (a)	192,995	306,862
Cinemark Holdings, Inc.	31,385	454,141
Citadel Broadcasting Corp.	81,876	144,102
CKX, Inc. (a)	23,871	252,316
Clear Channel Communications, Inc.	250,212	8,762,424
Clear Channel Outdoor Holding, Inc. Class A (a)	26,451	544,097
Comcast Corp. Class A	1,609,586	36,215,685
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cox Radio, Inc. Class A (a)	27,951	$ 356,375
Crown Media Holdings, Inc. Class A (a)(d)	9,666	48,523
Cumulus Media, Inc. Class A (a)(d)	44,350	232,838
DG FastChannel, Inc. (a)	16,845	330,836
Discovery Holding Co. Class A (a)	171,957	4,503,554
DISH Network Corp. Class A (a)	113,582	3,987,864
Dolan Media Co.	10,000	186,000
DreamWorks Animation SKG, Inc. Class A (a)	34,899	1,101,761
E.W. Scripps Co. Class A	40,911	1,926,908
Emmis Communications Corp. Class A (a)	9,275	27,547
Entercom Communications Corp. Class A	17,572	170,097
Entertainment Distribution Co., Inc. (a)	8,598	3,869
Entravision Communication Corp. Class A (a)	53,671	286,603
Fisher Communications, Inc. (a)	3,105	109,048
Gannett Co., Inc.	136,804	3,941,323
GateHouse Media, Inc.	31,868	133,527
Getty Images, Inc. (a)	32,246	1,079,596
Gray Television, Inc.	8,695	34,954
Harris Interactive, Inc. (a)	6,269	11,911
Harte-Hanks, Inc.	19,946	270,268
Hearst-Argyle Television, Inc.	9,723	206,808
Idearc, Inc. (d)	83,113	334,114
Image Entertainment, Inc. (a)	700	791
Insignia Systems, Inc. (a)	2,664	5,221
Interactive Data Corp.	21,445	590,595
Interpublic Group of Companies, Inc. (a)	281,949	2,811,032
John Wiley & Sons, Inc. Class A	25,065	1,184,321
Journal Communications, Inc. Class A	22,879	134,071
Knology, Inc. (a)	33,900	502,737
Lamar Advertising Co. Class A (a)(d)	35,541	1,487,391
Lee Enterprises, Inc. (d)	27,681	188,231
Liberty Global, Inc. Class A (a)	198,763	7,125,654
Liberty Media Corp.:
- Capital Series A (a)	88,904	1,317,557
- Entertainment Class A (a)	296,161	7,996,347
LIN TV Corp. Class A (a)	41,885	383,248
Live Nation, Inc. (a)(d)	34,464	522,130
LodgeNet Entertainment Corp. (a)(d)	15,151	98,633
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	20,190	174,845
Marvel Entertainment, Inc. (a)(d)	34,169	1,162,771
McGraw-Hill Companies, Inc.	191,810	7,958,197
Media General, Inc. Class A	25,296	385,511
Mediacom Communications Corp. Class A (a)	70,280	436,439
Meredith Corp.	20,290	665,715
Morningstar, Inc. (a)	7,506	532,551
National CineMedia, Inc.	37,485	745,952

	Shares	Value
Navarre Corp. (a)	6,926	$ 12,259
New Frontier Media, Inc.	5,971	30,392
News Corp. Class A	1,307,185	23,463,971
Omnicom Group, Inc.	175,619	8,607,087
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	26,626
PRIMEDIA, Inc. (d)	6,332	36,029
R.H. Donnelley Corp. (a)	35,467	192,586
Radio One, Inc. Class D (non-vtg.) (a)	27,442	32,107
RCN Corp.	19,644	237,889
Regal Entertainment Group Class A	45,163	793,514
Regent Communication, Inc. (a)	7,397	7,249
Rentrak Corp. (a)	600	8,370
Saga Communications, Inc. Class A (a)	932	4,380
Salem Communications Corp. Class A	2,015	4,977
Scholastic Corp. (a)	20,042	623,306
Sinclair Broadcast Group, Inc. Class A	28,926	259,466
Sirius Satellite Radio, Inc. (a)(d)	757,811	1,909,684
Spanish Broadcasting System, Inc. Class A (a)	8,120	11,449
The DIRECTV Group, Inc. (a)	392,121	11,018,600
The McClatchy Co. Class A (d)	23,941	210,681
The New York Times Co. Class A	100,181	1,745,153
The Walt Disney Co.	999,761	33,591,970
Time Warner Cable, Inc. (a)	101,995	3,049,651
Time Warner, Inc.	2,117,872	33,631,807
Triple Crown Media, Inc. (a)	728	539
Valassis Communications, Inc. (a)	32,378	514,486
Viacom, Inc. Class B (non-vtg.) (a)	307,165	11,002,650
Virgin Media, Inc.	168,048	2,636,673
Warner Music Group Corp. (d)	28,685	257,878
Washington Post Co. Class B	3,006	1,889,031
Westwood One, Inc. (a)	61,958	105,948
World Wrestling Entertainment, Inc. Class A	7,730	128,705
XM Satellite Radio Holdings, Inc. Class A (a)	173,957	1,849,163
Young Broadcasting, Inc. Class A (a)	3,209	578
		252,651,974
Multiline Retail - 0.6%
99 Cents Only Stores (a)	14,698	123,022
Big Lots, Inc. (a)(d)	50,502	1,568,592
Dillard's, Inc. Class A (d)	44,543	725,160
Dollar Tree, Inc. (a)	47,496	1,752,602
Family Dollar Stores, Inc.	76,753	1,642,514
Fred's, Inc. Class A	15,389	193,132
JCPenney Co., Inc.	109,065	4,388,776
Kohl's Corp. (a)	157,906	7,074,189
Macy's, Inc.	238,833	5,653,177
Nordstrom, Inc.	113,160	3,958,337
Retail Ventures, Inc. (a)	12,266	68,444
Saks, Inc. (a)(d)	70,770	978,041
Sears Holdings Corp. (a)(d)	43,256	3,664,648
Target Corp.	416,118	22,204,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc. (d)	8,752	$ 58,288
Tuesday Morning Corp. (a)	10,850	56,203
		54,109,181
Specialty Retail - 1.7%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	25,877
Aaron Rents, Inc.	40,571	908,385
Abercrombie & Fitch Co. Class A	47,511	3,449,299
Advance Auto Parts, Inc.	48,540	1,956,162
Aeropostale, Inc. (a)	36,478	1,274,541
America's Car Mart, Inc. (a)(d)	3,150	51,944
American Eagle Outfitters, Inc.	104,167	1,897,923
AnnTaylor Stores Corp. (a)	32,435	888,070
Asbury Automotive Group, Inc.	15,449	254,445
AutoNation, Inc. (a)(d)	70,170	1,107,984
AutoZone, Inc. (a)	27,774	3,515,077
Barnes & Noble, Inc.	31,168	950,936
bebe Stores, Inc.	8,695	99,384
Bed Bath & Beyond, Inc. (a)	147,636	4,703,683
Best Buy Co., Inc.	189,838	8,863,536
Big 5 Sporting Goods Corp.	18,888	169,803
Blockbuster, Inc. Class A (a)(d)	111,889	363,639
Books-A-Million, Inc.	5,135	38,564
Borders Group, Inc. (d)	41,722	256,173
Brown Shoe Co., Inc.	19,077	322,211
Build-A-Bear Workshop, Inc. (a)(d)	4,710	43,097
Cabela's, Inc. Class A (a)(d)	22,572	312,622
Cache, Inc. (a)	3,350	42,512
CarMax, Inc. (a)(d)	123,190	2,421,915
Casual Male Retail Group, Inc. (a)(d)	8,101	33,133
Charlotte Russe Holding, Inc. (a)	4,919	92,280
Charming Shoppes, Inc. (a)(d)	65,546	380,822
Chico's FAS, Inc. (a)	88,466	673,226
Christopher & Banks Corp.	21,140	237,825
Circuit City Stores, Inc. (d)	76,296	374,613
Citi Trends, Inc. (a)	9,399	208,658
Coldwater Creek, Inc. (a)	20,231	132,311
Collective Brands, Inc. (a)(d)	45,368	514,019
Conn's, Inc. (a)(d)	7,047	121,702
Cost Plus, Inc. (a)(d)	4,090	13,211
CSK Auto Corp. (a)	27,526	317,375
Dick's Sporting Goods, Inc. (a)	40,030	926,695
Dress Barn, Inc. (a)	15,692	242,755
DSW, Inc. Class A (a)(d)	18,311	270,453
E Com Ventures, Inc. (a)	325	7,244
Eddie Bauer Holdings, Inc. (a)	33,562	155,056
Emerging Vision, Inc. (a)	3,800	722
Finish Line, Inc. Class A	30,445	241,429
Finlay Enterprises, Inc. (a)	2,985	2,164
Foot Locker, Inc.	82,534	1,205,822
Gamestop Corp. Class A (a)	84,417	4,187,083
Gap, Inc.	305,380	5,573,185

	Shares	Value
Genesco, Inc. (a)(d)	12,717	$ 364,851
Group 1 Automotive, Inc.	9,792	254,984
Guess?, Inc.	30,361	1,239,640
Gymboree Corp. (a)	15,021	693,069
Haverty Furniture Companies, Inc.	4,389	46,172
Hibbett Sports, Inc. (a)(d)	26,443	555,832
Home Depot, Inc.	957,141	26,187,378
Hot Topic, Inc. (a)	8,301	43,580
J. Crew Group, Inc. (a)(d)	24,628	917,886
Jo-Ann Stores, Inc. (a)(d)	16,826	378,753
Jos. A. Bank Clothiers, Inc. (a)(d)	12,318	335,050
Kirkland's, Inc. (a)	2,250	6,075
Limited Brands, Inc.	163,083	3,160,549
Lithia Motors, Inc. Class A (sub. vtg.)	2,182	14,903
Lowe's Companies, Inc.	821,781	19,722,744
Midas, Inc. (a)	17,549	281,135
Monro Muffler Brake, Inc.	15,678	290,513
Mothers Work, Inc. (a)	1,194	14,519
New York & Co., Inc. (a)(d)	22,599	188,928
NexCen Brands, Inc. (a)	8,613	5,685
O'Reilly Automotive, Inc. (a)	65,387	1,709,870
Office Depot, Inc. (a)	155,219	1,971,281
OfficeMax, Inc.	37,180	806,062
Pacific Sunwear of California, Inc. (a)	42,886	407,417
Penske Auto Group, Inc.	31,974	667,937
PetSmart, Inc.	82,981	1,945,075
Pier 1 Imports, Inc. (a)	64,537	465,312
Pomeroy IT Solutions, Inc. (a)	3,416	20,462
RadioShack Corp.	79,250	1,161,013
Rent-A-Center, Inc. (a)	35,909	753,371
Restoration Hardware, Inc. (a)	5,982	23,689
Rex Stores Corp. (a)	3,513	59,018
Ross Stores, Inc.	79,952	2,927,842
Sally Beauty Holdings, Inc. (a)(d)	63,165	476,264
Select Comfort Corp. (a)(d)	29,583	87,270
Sherwin-Williams Co.	52,243	2,933,444
Shoe Carnival, Inc. (a)	3,092	45,143
Sonic Automotive, Inc. Class A (sub. vtg.)	32,899	613,566
Sport Chalet:
Class A (a)	175	744
Class B (a)	25	102
Stage Stores, Inc. (d)	23,109	312,203
Staples, Inc.	400,953	9,402,348
Stein Mart, Inc.	10,292	59,385
Talbots, Inc. (d)	11,749	85,063
The Buckle, Inc.	13,515	619,392
The Cato Corp. Class A (sub. vtg.)	24,368	382,578
The Children's Place Retail Stores, Inc. (a)	8,631	297,079
The Men's Wearhouse, Inc.	22,298	462,238
The Pep Boys - Manny, Moe & Jack	13,830	124,193
Tiffany & Co., Inc.	73,099	3,584,044
TJX Companies, Inc.	239,180	7,668,111
Tractor Supply Co. (a)(d)	17,878	610,891
Trans World Entertainment Corp. (a)	3,463	9,315
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TravelCenters of America LLC (a)	9,983	$ 22,462
Tween Brands, Inc. (a)	17,713	351,780
Urban Outfitters, Inc. (a)	64,815	2,086,395
West Marine, Inc. (a)(d)	3,821	17,195
Wet Seal, Inc. Class A (a)	63,290	283,539
Williams-Sonoma, Inc. (d)	47,290	1,202,112
Wilsons Leather Experts, Inc. (a)	3,977	557
Zale Corp. (a)	26,205	570,745
Zumiez, Inc. (a)(d)	15,094	316,370
		150,074,688
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	1,292
Carter's, Inc. (a)	40,282	600,202
Cherokee, Inc. (d)	7,207	196,247
Coach, Inc. (a)	201,185	7,303,016
Columbia Sportswear Co. (d)	8,418	368,877
Crocs, Inc. (a)(d)	38,013	388,113
Deckers Outdoor Corp. (a)	6,699	915,887
Fossil, Inc. (a)	24,493	776,673
G-III Apparel Group Ltd. (a)	10,000	165,900
Hanesbrands, Inc. (a)	59,639	1,968,087
Iconix Brand Group, Inc. (a)(d)	23,379	338,996
Jones Apparel Group, Inc.	55,726	937,311
K-Swiss, Inc. Class A	15,228	243,953
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	172,645
Liz Claiborne, Inc.	51,997	907,868
Maidenform Brands, Inc. (a)	15,782	237,361
Movado Group, Inc.	10,191	226,240
NIKE, Inc. Class B	205,934	14,079,708
Oxford Industries, Inc.	10,105	276,271
Perry Ellis International, Inc. (a)	2,923	79,681
Phillips-Van Heusen Corp.	37,458	1,701,717
Polo Ralph Lauren Corp. Class A	33,080	2,310,638
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	478,402
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	13,559	326,094
Steven Madden Ltd. (a)	16,880	345,871
Tarrant Apparel Group (a)	2,700	1,755
Timberland Co. Class A (a)	25,130	462,643
True Religion Apparel, Inc. (a)(d)	16,963	428,825
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	1,114,490
Unifi, Inc. (a)	7,247	21,669
Unifirst Corp.	6,314	303,072
VF Corp.	47,723	3,612,631
Volcom, Inc. (a)	13,377	338,839

	Shares	Value
Warnaco Group, Inc. (a)	22,178	$ 1,068,758
Wolverine World Wide, Inc.	36,170	1,038,441
		43,738,173
TOTAL CONSUMER DISCRETIONARY		804,384,442
CONSUMER STAPLES - 8.8%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	407,216	23,398,631
Boston Beer Co., Inc. Class A (a)	10,271	408,580
Brown-Forman Corp. Class B (non-vtg.)	41,369	3,110,121
Central European Distribution Corp. (a)	18,777	1,339,927
Coca-Cola Bottling Co. Consolidated	3,600	186,192
Coca-Cola Enterprises, Inc.	158,027	3,182,664
Constellation Brands, Inc. Class A (sub. vtg.) (a)	100,381	2,140,123
Dr Pepper Snapple Group, Inc. (a)(d)	140,400	3,535,272
Hansen Natural Corp. (a)(d)	45,140	1,410,174
Jones Soda Co. (a)(d)	17,449	48,857
Molson Coors Brewing Co. Class B	80,094	4,645,452
National Beverage Corp.	8,950	67,215
Pepsi Bottling Group, Inc.	81,051	2,627,673
PepsiAmericas, Inc.	35,504	865,232
PepsiCo, Inc.	916,009	62,563,415
The Coca-Cola Co.	1,209,444	69,252,763
		178,782,291
Food & Staples Retailing - 2.2%
Andersons, Inc. (d)	16,319	691,273
Arden Group, Inc. Class A	100	11,730
BJ's Wholesale Club, Inc. (a)	39,726	1,568,780
Casey's General Stores, Inc.	25,817	565,134
Costco Wholesale Corp.	243,127	17,339,818
CVS Caremark Corp.	809,277	34,628,963
Ingles Markets, Inc. Class A	17,056	415,484
Kroger Co.	348,787	9,640,473
Longs Drug Stores Corp.	23,792	1,128,217
Nash-Finch Co.	13,340	510,122
Pricesmart, Inc.	7,191	169,276
Rite Aid Corp. (a)(d)	341,401	768,152
Ruddick Corp.	23,792	845,330
Safeway, Inc.	247,979	7,903,091
Spartan Stores, Inc.	19,591	469,792
SUPERVALU, Inc.	116,511	4,086,041
Susser Holdings Corp. (a)	7,000	83,160
Sysco Corp.	351,318	10,841,673
The Great Atlantic & Pacific Tea Co. (a)(d)	22,907	571,072
The Pantry, Inc. (a)	9,194	112,167
United Natural Foods, Inc. (a)(d)	18,561	394,792
Wal-Mart Stores, Inc.	1,392,193	80,385,224
Walgreen Co.	562,644	20,266,437
Weis Markets, Inc.	5,971	206,059
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Whole Foods Market, Inc. (d)	73,811	$ 2,140,519
Winn-Dixie Stores, Inc. (a)	23,750	428,688
		196,171,467
Food Products - 1.4%
Alico, Inc.	200	7,986
Archer Daniels Midland Co.	332,690	13,207,793
B&G Foods, Inc. Class A	10,692	103,926
Bridgford Foods Corp. (a)	400	2,668
Bunge Ltd. (d)	68,134	8,133,156
Cal-Maine Foods, Inc. (d)	13,323	415,678
Campbell Soup Co.	126,446	4,233,412
Chiquita Brands International, Inc. (a)(d)	28,314	689,163
ConAgra Foods, Inc.	268,646	6,334,673
Corn Products International, Inc.	43,177	2,029,751
Darling International, Inc. (a)	56,190	905,221
Dean Foods Co.	97,825	2,127,694
Del Monte Foods Co.	110,096	958,936
Diamond Foods, Inc.	8,240	168,920
Farmer Brothers Co.	3,606	86,003
Flowers Foods, Inc.	44,109	1,240,786
Fresh Del Monte Produce, Inc. (a)	18,952	559,842
General Mills, Inc.	185,490	11,722,968
Green Mountain Coffee Roasters, Inc. (a)	17,968	775,499
H.J. Heinz Co.	159,120	7,941,679
Hain Celestial Group, Inc. (a)	27,071	778,833
Hershey Co.	90,954	3,564,487
Hormel Foods Corp.	35,976	1,359,533
J&J Snack Foods Corp.	8,901	258,574
John B. Sanfilippo & Son, Inc. (a)	2,965	27,515
Kellogg Co.	134,890	6,988,651
Kraft Foods, Inc. Class A	800,025	25,984,812
Lancaster Colony Corp.	10,046	329,207
Lance, Inc.	22,781	476,351
Maui Land & Pineapple, Inc. (a)	300	8,664
McCormick & Co., Inc. (non-vtg.)	69,908	2,627,143
Omega Protein Corp. (a)	7,368	102,636
Pilgrims Pride Corp. Class B	21,585	561,210
Ralcorp Holdings, Inc. (a)	20,036	1,202,160
Reddy Ice Holdings, Inc.	29,155	362,980
Sanderson Farms, Inc.	9,009	449,819
Sara Lee Corp.	396,544	5,464,376
Seaboard Corp.	119	213,605
Seneca Foods Group Class A (a)	2,582	53,964
Smithfield Foods, Inc. (a)	72,088	2,255,634
Tasty Baking Co.	200	1,170
The J.M. Smucker Co.	35,921	1,896,270
Tootsie Roll Industries, Inc. (d)	12,340	316,274
TreeHouse Foods, Inc. (a)	17,645	461,064
Tyson Foods, Inc. Class A	152,436	2,871,894

	Shares	Value
Wm. Wrigley Jr. Co.	130,714	$ 10,081,971
Zapata Corp. (a)	880	6,098
		130,350,649
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	38,581	287,814
Church & Dwight Co., Inc.	36,451	2,075,155
Clorox Co.	79,317	4,531,380
Colgate-Palmolive Co.	290,425	21,596,003
Energizer Holdings, Inc. (a)	30,990	2,528,474
Kimberly-Clark Corp.	234,827	14,981,963
Oil-Dri Corp. of America	750	12,863
Procter & Gamble Co.	1,748,463	115,485,981
Spectrum Brands, Inc. (a)(d)	7,046	29,311
WD-40 Co.	17,261	597,921
		162,126,865
Personal Products - 0.2%
Alberto-Culver Co.	43,673	1,154,277
Avon Products, Inc.	237,646	9,282,453
Bare Escentuals, Inc. (a)(d)	32,335	648,640
Chattem, Inc. (a)(d)	10,426	648,601
Elizabeth Arden, Inc. (a)	20,607	309,311
Estee Lauder Companies, Inc. Class A	64,978	3,092,953
Herbalife Ltd.	27,514	1,060,390
Inter Parfums, Inc.	5,138	129,323
Mannatech, Inc. (d)	6,969	44,044
NBTY, Inc. (a)	36,685	1,198,132
Nu Skin Enterprises, Inc. Class A	31,094	532,951
Prestige Brands Holdings, Inc. (a)	29,135	317,863
Revlon, Inc. Class A (sub. vtg.) (a)	120,573	101,281
USANA Health Sciences, Inc. (a)(d)	2,496	63,523
		18,583,742
Tobacco - 1.2%
Alliance One International, Inc. (a)	62,572	376,058
Altria Group, Inc.	1,168,769	26,016,798
Loews Corp. - Carolina Group	58,102	4,215,300
Philip Morris International, Inc.	1,191,711	62,755,501
Reynolds American, Inc.	99,242	5,450,371
Star Scientific, Inc. (a)	17,410	33,775
Universal Corp.	18,429	914,263
UST, Inc.	81,538	4,503,344
Vector Group Ltd. (d)	22,991	401,653
		104,667,063
TOTAL CONSUMER STAPLES		790,682,077
ENERGY - 13.4%
Energy Equipment & Services - 3.1%
Allis-Chalmers Energy, Inc. (a)(d)	22,325	383,320
Atwood Oceanics, Inc. (a)	16,035	1,634,127
Baker Hughes, Inc.	174,650	15,477,483
Basic Energy Services, Inc. (a)(d)	25,150	723,566
BJ Services Co.	163,083	4,925,107
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bristow Group, Inc. (a)	13,502	$ 705,750
Bronco Drilling Co., Inc. (a)	23,244	422,576
Cal Dive International, Inc. (a)(d)	40,601	567,602
Cameron International Corp. (a)	120,902	6,435,613
Carbo Ceramics, Inc.	11,939	569,371
Complete Production Services, Inc. (a)	25,671	735,731
Dawson Geophysical Co. (a)	5,936	405,369
Diamond Offshore Drilling, Inc.	36,031	4,916,070
Dresser-Rand Group, Inc. (a)	55,969	2,256,670
Dril-Quip, Inc. (a)	15,639	912,379
ENSCO International, Inc.	78,619	5,647,203
Exterran Holdings, Inc. (a)	34,960	2,570,259
Exterran Partners LP	3,000	95,580
FMC Technologies, Inc. (a)	72,961	5,242,248
Global Industries Ltd. (a)	59,392	1,024,512
Grey Wolf, Inc. (a)	141,083	1,104,680
Gulf Island Fabrication, Inc.	12,498	517,167
Gulfmark Offshore, Inc. (a)	8,930	599,471
Halliburton Co.	495,855	24,088,636
Helix Energy Solutions Group, Inc. (a)	46,821	1,808,695
Helmerich & Payne, Inc. (d)	49,860	3,123,729
Hercules Offshore, Inc. (a)(d)	53,969	1,830,628
Hornbeck Offshore Services, Inc. (a)	14,462	762,147
ION Geophysical Corp. (a)	40,726	667,499
Key Energy Services, Inc. (a)	65,200	1,125,352
Lufkin Industries, Inc.	8,637	689,060
Matrix Service Co. (a)	13,631	328,643
Mitcham Industries, Inc. (a)	1,791	38,112
Nabors Industries Ltd. (a)(d)	152,513	6,411,647
NATCO Group, Inc. Class A (a)	17,884	845,377
National Oilwell Varco, Inc. (a)	230,971	19,244,504
Natural Gas Services Group, Inc. (a)	22,504	616,835
Newpark Resources, Inc. (a)	31,959	225,311
Noble Corp.	151,180	9,545,505
Oceaneering International, Inc. (a)	30,889	2,204,239
Oil States International, Inc. (a)	28,576	1,669,410
OYO Geospace Corp. (a)	1,552	87,564
Parker Drilling Co. (a)(d)	58,520	523,169
Patterson-UTI Energy, Inc.	90,000	2,833,200
PHI, Inc. (non-vtg.) (a)	17,859	700,430
Pioneer Drilling Co. (a)	45,844	816,482
Pride International, Inc. (a)	91,092	4,002,582
Rowan Companies, Inc.	59,523	2,627,940
RPC, Inc.	19,909	298,038
Schlumberger Ltd. (NY Shares)	677,130	68,478,157
SEACOR Holdings, Inc. (a)	24,139	2,147,888
Smith International, Inc.	111,590	8,806,683
Superior Energy Services, Inc. (a)	45,772	2,457,499
Superior Well Services, Inc. (a)	13,630	337,206
T-3 Energy Services, Inc. (a)	9,010	583,127
TETRA Technologies, Inc. (a)	38,187	821,784

	Shares	Value
Tidewater, Inc.	25,568	$ 1,747,061
Transocean, Inc. (a)	177,443	26,650,164
Trico Marine Services, Inc. (a)	3,463	132,945
Union Drilling, Inc. (a)	1,488	27,945
Unit Corp. (a)	21,322	1,635,184
W-H Energy Services, Inc. (a)	17,544	1,500,538
Weatherford International Ltd. (a)	379,116	17,299,063
		277,611,832
Oil, Gas & Consumable Fuels - 10.3%
Alliance Resource Partners LP	12,763	584,035
Alon USA Energy, Inc. (d)	10,971	167,966
Alpha Natural Resources, Inc. (a)	37,415	3,056,057
Anadarko Petroleum Corp.	262,539	19,682,549
Apache Corp.	186,000	24,935,160
Arch Coal, Inc.	81,316	5,278,222
Arena Resources, Inc. (a)	21,322	1,067,593
Arlington Tankers Ltd.	16,838	391,820
Atlas America, Inc.	20,443	1,403,003
Atlas Pipeline Partners, LP	19,837	815,697
ATP Oil & Gas Corp. (a)(d)	14,183	604,905
Aventine Renewable Energy Holdings, Inc. (a)(d)	13,661	76,775
Berry Petroleum Co. Class A	19,208	1,037,232
Bill Barrett Corp. (a)	17,460	939,872
Boardwalk Pipeline Partners, LP	9,553	255,447
Bois d'Arc Energy LLC (a)	32,235	789,113
BP Prudhoe Bay Royalty Trust	15,544	1,469,219
BPZ Energy, Inc. (a)	33,632	764,792
Brigham Exploration Co. (a)	22,535	328,335
Buckeye GP Holdings LP	7,000	174,300
Buckeye Partners LP	27,437	1,311,214
Cabot Oil & Gas Corp.	63,279	3,812,560
Callon Petroleum Co. (a)	25,119	651,084
Calumet Specialty Products Partners LP	7,489	118,701
Capital Product Partners LP	8,000	162,560
Carrizo Oil & Gas, Inc. (a)	19,490	1,305,050
Cheniere Energy, Inc. (a)(d)	23,057	112,979
Chesapeake Energy Corp.	272,474	14,923,401
Chevron Corp.	1,173,388	116,341,420
Cimarex Energy Co.	45,624	3,108,819
Clayton Williams Energy, Inc. (a)	2,603	245,385
Clean Energy Fuels Corp. (d)	25,224	377,099
CNX Gas Corp. (a)	21,396	889,860
Comstock Resources, Inc. (a)	34,313	1,967,851
Concho Resources, Inc.	26,479	844,680
ConocoPhillips (d)	817,000	76,062,700
CONSOL Energy, Inc.	103,032	10,051,802
Contango Oil & Gas Co. (a)	9,837	821,881
Continental Resources, Inc.	25,537	1,638,709
Copano Energy LLC	22,780	839,443
Cross Timbers Royalty Trust	5,687	296,520
Crosstex Energy LP	10,971	336,700
Crosstex Energy, Inc. (d)	29,878	1,019,736
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CVR Energy, Inc.	42,262	$ 1,127,550
DCP Midstream Partners LP	8,072	250,878
Delek US Holdings, Inc.	38,177	497,446
Delta Petroleum Corp. (a)(d)	39,234	867,071
Denbury Resources, Inc. (a)	137,725	4,686,782
Devon Energy Corp.	237,000	27,477,780
Dorchester Minerals LP	5,580	155,515
Double Hull Tankers, Inc.	24,991	256,907
Duncan Energy Partners L.P.	9,000	180,900
Edge Petroleum Corp. (a)	12,945	68,091
El Paso Corp.	391,829	7,660,257
El Paso Pipeline Partners LP	13,577	311,049
Enbridge Energy Management LLC	4,824	256,878
Enbridge Energy Partners LP	31,028	1,560,708
Encore Acquisition Co. (a)	32,292	2,156,783
Energy Partners Ltd. (a)	16,402	247,178
Energy Transfer Equity LP	82,027	2,663,417
Energy Transfer Partners LP	46,449	2,245,809
Enterprise GP Holdings LP	10,000	318,400
Enterprise Products Partners LP	166,718	5,046,554
EOG Resources, Inc.	140,000	18,008,200
Evergreen Energy, Inc. (a)(d)	25,886	56,949
EXCO Resources, Inc. (a)	46,496	1,159,610
Exxon Mobil Corp. (d)	3,047,368	270,484,328
Forest Oil Corp. (a)	44,530	2,972,378
Foundation Coal Holdings, Inc.	24,547	1,638,021
Frontier Oil Corp.	56,246	1,693,567
FX Energy, Inc. (a)	15,412	80,605
Gasco Energy, Inc. (a)	113,818	432,508
General Maritime Corp. (d)	12,896	364,054
Genesis Energy LP	15,445	325,735
GMX Resources, Inc. (a)	8,349	403,006
Goodrich Petroleum Corp. (a)(d)	16,672	710,227
Gulfport Energy Corp. (a)	10,000	152,100
Harvest Natural Resources, Inc. (a)	18,697	208,285
Hess Corp.	163,291	20,053,768
HKN, Inc. (a)	68	717
Holly Corp.	24,445	1,037,690
Holly Energy Partners LP	2,500	113,375
Hugoton Royalty Trust	30,923	1,033,447
Inergy LP	24,477	688,048
International Coal Group, Inc. (a)(d)	93,832	944,888
James River Coal Co. (a)	20,322	774,065
K-Sea Transportation Partners LP	6,393	222,540
Kinder Morgan Energy Partners LP	100,171	5,826,947
Kinder Morgan Management LLC	42,743	2,357,276
Legacy Reserves LP	9,781	225,256
Linn Energy LLC	65,306	1,480,487
Magellan Midstream Holdings LP	16,165	396,043
Magellan Midstream Partners LP	34,102	1,321,111
Marathon Oil Corp.	400,508	20,582,106

	Shares	Value
Mariner Energy, Inc. (a)	47,703	$ 1,559,888
Markwest Energy Partners LP	22,804	822,312
Massey Energy Co.	47,491	3,068,868
McMoRan Exploration Co. (a)(d)	30,549	975,124
Meridian Resource Corp. (a)	10,597	23,525
Murphy Oil Corp.	100,068	9,271,300
Natural Resource Partners LP	12,742	501,398
Newfield Exploration Co. (a)	72,351	4,575,477
Noble Energy, Inc.	97,000	9,452,650
NuStar Energy LP	29,285	1,434,965
NuStar GP Holdings LLC	20,516	510,028
Occidental Petroleum Corp.	461,854	42,458,238
ONEOK Partners LP	26,974	1,654,585
Overseas Shipholding Group, Inc.	12,480	986,669
Pacific Ethanol, Inc. (a)(d)	13,826	48,944
Parallel Petroleum Corp. (a)	33,729	708,646
Patriot Coal Corp. (a)	17,572	1,900,060
Peabody Energy Corp.	153,461	11,343,837
Penn Virginia Corp.	23,690	1,492,944
Penn Virginia GP Holdings, L.P.	4,000	131,880
Penn Virginia Resource Partners LP	14,674	398,986
PetroHawk Energy Corp. (a)	116,852	3,433,112
Petroleum Development Corp. (a)	12,746	880,749
Petroquest Energy, Inc. (a)	31,286	692,985
Pioneer Natural Resources Co.	67,171	4,822,206
Plains Exploration & Production Co. (a)	63,969	4,572,504
Quest Energy Partners LP	10,000	167,500
Quicksilver Resources, Inc. (a)	61,354	2,235,126
Range Resources Corp.	82,086	5,397,975
Regency Energy Partners LP	12,271	331,440
Rentech, Inc. (a)	48,574	113,177
Rex Energy Corp.	16,433	367,442
Rosetta Resources, Inc. (a)	40,250	1,083,933
SandRidge Energy, Inc.	45,430	2,498,650
Semgroup Energy Partners LP	4,000	108,960
Ship Finance International Ltd. (NY Shares)	34,139	1,047,726
Southwestern Energy Co. (a)	192,464	8,533,854
Spectra Energy Corp.	351,864	9,507,365
St. Mary Land & Exploration Co.	36,528	1,861,467
Stone Energy Corp. (a)	20,254	1,368,765
Sunoco Logistics Partners LP	11,551	603,540
Sunoco, Inc. (d)	62,984	2,800,898
Swift Energy Co. (a)	18,822	1,084,900
Syntroleum Corp. (a)	28,735	65,516
Targa Resources Partners LP	30,098	798,500
TC Pipelines LP	7,861	277,886
Teekay Corp.	27,734	1,394,466
Teekay LNG Partners LP	13,391	391,687
Teekay Offshore Partners LP	7,000	161,000
TEPPCO Partners LP	44,246	1,576,485
Tesoro Corp.	75,867	1,885,295
Toreador Resources Corp. (a)(d)	11,881	109,543
Transmontaigne Partners LP	5,000	150,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TXCO Resources, Inc. (a)	40,650	$ 449,996
Ultra Petroleum Corp. (a)	87,862	7,641,358
Uranium Resources, Inc. (a)(d)	35,013	155,808
USEC, Inc. (a)(d)	51,272	357,366
Vaalco Energy, Inc. (a)	31,178	229,470
Valero Energy Corp.	309,548	15,737,420
Venoco, Inc. (a)	12,178	243,316
VeraSun Energy Corp. (a)(d)	59,306	403,281
Verenium Corp. (a)(d)	7,284	17,482
W&T Offshore, Inc.	21,307	1,188,078
Warren Resources, Inc. (a)	39,635	535,865
Western Refining, Inc. (d)	33,616	426,587
Westmoreland Coal Co. (a)	6,000	110,820
Whiting Petroleum Corp. (a)	24,054	2,249,771
Williams Companies, Inc.	334,872	12,738,531
Williams Partners LP	20,371	727,041
Williams Pipeline Partners LP	10,000	184,000
World Fuel Services Corp.	17,378	418,636
XTO Energy, Inc.	284,585	18,105,298
		930,410,636
TOTAL ENERGY		1,208,022,468
FINANCIALS - 16.2%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	18,593	1,905,783
AllianceBernstein Holding LP	13,073	840,725
Ameriprise Financial, Inc.	130,232	6,154,764
Bank of New York Mellon Corp.	649,847	28,937,687
Bear Stearns Companies, Inc.	58,739	548,035
BGC Partners, Inc. Class A (a)	66,078	589,416
BlackRock, Inc. Class A (d)	11,190	2,517,638
Broadpoint Securities Group, Inc. (a)	1,530	4,055
Calamos Asset Management, Inc. Class A	25,805	522,035
Charles Schwab Corp.	527,345	11,696,512
Cohen & Steers, Inc.	20,212	609,998
E*TRADE Financial Corp. (a)(d)	204,624	838,958
Eaton Vance Corp. (non-vtg.)	74,361	3,164,061
Evercore Partners, Inc. Class A	10,000	145,600
FBR Capital Markets Corp. (d)	20,000	102,600
FCStone Group, Inc. (a)	11,523	450,895
Federated Investors, Inc. Class B (non-vtg.)	50,127	1,845,175
Fortress Investment Group LLC (d)	15,000	214,950
Franklin Resources, Inc.	93,173	9,430,971
GAMCO Investors, Inc. Class A	7,076	375,665
GFI Group, Inc.	31,192	369,313
GLG Partners, Inc. (d)	122,500	1,017,975
Goldman Sachs Group, Inc.	204,257	36,032,977

	Shares	Value
Greenhill & Co., Inc.	5,719	$ 344,570
HFF, Inc. (a)	4,989	33,776
Invesco Ltd.	248,773	6,923,353
Investment Technology Group, Inc. (a)	26,281	1,106,430
Janus Capital Group, Inc.	98,588	2,859,052
Jefferies Group, Inc. (d)	66,276	1,192,968
JMP Group, Inc.	3,457	25,063
KBW, Inc. (a)(d)	13,800	339,756
Knight Capital Group, Inc. Class A (a)	70,244	1,251,046
LaBranche & Co., Inc. (a)(d)	68,828	461,148
Ladenburg Thalmann Financial Services, Inc. (a)(d)	1,908	3,740
Lazard Ltd. Class A	26,955	1,026,716
Legg Mason, Inc.	70,450	3,790,915
Lehman Brothers Holdings, Inc. (d)	299,621	11,029,049
Merrill Lynch & Co., Inc.	517,208	22,715,775
MF Global Ltd.	44,000	640,200
Morgan Stanley	574,723	25,419,998
National Holdings Corp. (a)	1,200	2,100
Northern Trust Corp.	115,000	8,740,000
Och-Ziff Capital Management Group LLC Class A (d)	18,000	371,520
optionsXpress Holdings, Inc.	43,413	991,553
Paulson Capital Corp. (a)	3,105	14,625
Penson Worldwide, Inc. (a)	12,876	172,538
Piper Jaffray Companies (a)	12,762	484,956
Raymond James Financial, Inc. (d)	54,754	1,628,932
Riskmetrics Group, Inc.	7,000	145,110
Sanders Morris Harris Group, Inc.	28,032	204,634
SEI Investments Co.	76,222	1,838,475
Siebert Financial Corp.	2,700	9,423
State Street Corp.	216,253	15,574,541
Stifel Financial Corp. (a)	8,008	457,177
SWS Group, Inc.	20,138	372,150
T. Rowe Price Group, Inc.	153,001	8,861,818
TD Ameritrade Holding Corp. (a)	136,321	2,468,773
The Blackstone Group LP	74,868	1,457,680
Thomas Weisel Partners Group, Inc. (a)	30,673	209,190
TradeStation Group, Inc. (a)	25,693	270,547
U.S. Global Investments, Inc. Class A	8,884	134,148
W.P. Carey & Co. LLC	12,742	412,204
W.P. Stewart & Co. Ltd.	20,900	39,710
Waddell & Reed Financial, Inc. Class A	48,665	1,720,794
Westwood Holdings Group, Inc.	1,501	61,571
		234,123,512
Commercial Banks - 2.7%
1st Source Corp.	5,265	114,988
Abigail Adams National Bancorp, Inc.	302	3,189
Amcore Financial, Inc.	14,731	144,364
AmericanWest Bancorp	9,499	31,822
Ameris Bancorp	7,595	105,419
Arrow Financial Corp.	1,861	41,873
Associated Banc-Corp.	67,489	1,843,125
BancFirst Corp.	5,958	258,756
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancorpSouth, Inc.	37,015	$ 876,145
BancTrust Financial Group, Inc.	4,882	49,113
Bank of Granite Corp.	15,998	162,700
Bank of Hawaii Corp.	32,000	1,731,200
Bank of the Ozarks, Inc.	12,537	305,527
Banner Corp.	11,743	213,605
Bar Harbor Bankshares	3,125	96,094
BB&T Corp. (d)	301,875	9,500,006
BOK Financial Corp.	12,475	726,419
Boston Private Financial Holdings, Inc.	21,815	183,900
Bryn Mawr Bank Corp.	2,149	45,236
Capital City Bank Group, Inc. (d)	6,535	174,877
Capital Corp. of the West	10,237	59,682
Capitol Bancorp Ltd. (d)	7,732	119,691
Cascade Bancorp (d)	17,960	157,509
Cathay General Bancorp	24,511	376,979
Center Bancorp, Inc.	5,075	49,075
Central Pacific Financial Corp.	18,053	269,351
Chemical Financial Corp.	10,223	249,441
Citizens & Northern Corp.	10,210	199,606
Citizens Banking Corp., Michigan	60,213	333,580
City Bank Lynnwood, Washington	15,020	217,490
City Holding Co.	15,865	682,512
City National Corp.	22,649	1,096,212
CoBiz, Inc.	13,382	141,582
Colonial Bancgroup, Inc. (d)	149,746	917,943
Columbia Banking Systems, Inc.	14,593	390,071
Comerica, Inc.	83,364	3,099,474
Commerce Bancshares, Inc.	33,910	1,489,327
Community Bancorp (a)(d)	13,777	110,078
Community Bank System, Inc.	22,618	545,772
Community Capital Corp.	483	5,443
Community Trust Bancorp, Inc.	9,412	288,384
Cullen/Frost Bankers, Inc.	30,553	1,707,913
CVB Financial Corp.	51,544	546,366
East West Bancorp, Inc. (d)	31,051	411,115
Eastern Virgina Bankshares, Inc.	955	16,092
Enterprise Financial Services Corp. (d)	4,000	80,200
Fidelity Southern Corp.	3,463	22,440
Fifth Third Bancorp	273,136	5,107,643
Financial Institutions, Inc.	2,005	36,912
First Bancorp, North Carolina	10,694	179,766
First Bancorp, Puerto Rico (d)	55,810	561,449
First Charter Corp. (d)	23,118	711,572
First Citizen Bancshares, Inc.	2,945	469,551
First Commonwealth Financial Corp. (d)	41,201	462,275
First Community Bancshares, Inc.	8,000	271,920
First Financial Bancorp, Ohio	31,451	358,227
First Financial Bankshares, Inc.	14,300	654,940
First Financial Corp., Indiana	8,925	292,294
First Horizon National Corp.	139,831	1,340,979

	Shares	Value
First M&F Corp.	2,524	$ 35,286
First Merchants Corp.	18,116	448,371
First Midwest Bancorp, Inc., Delaware	27,797	725,502
First Regional Bancorp (a)	6,000	64,020
First State Bancorp.	16,034	124,264
First United Corp.	3,511	65,234
FirstMerit Corp.	38,708	782,289
FNB Corp., North Carolina	2,866	28,832
FNB Corp., Pennsylvania	55,526	832,335
Frontier Financial Corp., Washington (d)	26,384	387,845
Fulton Financial Corp.	110,295	1,391,923
Glacier Bancorp, Inc. (d)	33,042	685,291
Great Southern Bancorp, Inc.	7,927	91,557
Greater Community Bancorp	3,644	63,406
Green Bankshares, Inc.	8,000	154,960
Guaranty Bancorp (a)	16,227	97,200
Hancock Holding Co.	12,283	546,471
Hanmi Financial Corp.	31,850	203,840
Harleysville National Corp., Pennsylvania	11,970	162,313
Hawthorn Bancshares, Inc.	1,433	38,691
Heartland Financial USA, Inc. (d)	8,001	187,223
Heritage Commerce Corp.	7,114	113,255
Heritage Financial Corp., Washington	1,630	27,335
Horizon Financial Corp.	11,055	119,615
Huntington Bancshares, Inc.	205,448	1,830,542
IBERIABANK Corp.	8,696	458,627
Independent Bank Corp., Massachusetts	6,511	190,772
Independent Bank Corp., Michigan (d)	13,306	79,969
Integra Bank Corp.	11,329	162,798
International Bancshares Corp.	32,525	824,184
Intervest Bancshares Corp. Class A	7,165	62,837
Irwin Financial Corp.	12,090	49,690
KeyCorp	210,000	4,088,700
Lakeland Financial Corp.	8,000	191,440
M&T Bank Corp.	40,921	3,546,214
Macatawa Bank Corp. (d)	13,284	119,423
MainSource Financial Group, Inc.	8,776	147,261
Marshall & Ilsley Corp.	149,399	3,472,033
MB Financial, Inc.	22,139	630,297
MBT Financial Corp.	1,800	15,228
Merchants Bancshares, Inc.	4,149	95,344
Midsouth Bancorp, Inc.	4,009	77,975
Midwest Banc Holdings, Inc.	4,350	38,193
Nara Bancorp, Inc.	20,658	262,770
National City Corp. (d)	301,644	1,761,601
National Penn Bancshares, Inc.	62,132	1,063,700
NBT Bancorp, Inc.	22,155	543,241
NewBridge Bancorp	8,389	77,598
North Valley Bancorp	4,941	45,111
Northern States Financial Corp.	1,314	23,626
Northrim Bancorp, Inc.	3,414	64,013
Northway Financial, Inc.	956	15,296
Old National Bancorp, Indiana	47,675	833,359
Old Second Bancorp, Inc.	7,309	138,798
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Oriental Financial Group, Inc.	23,277	$ 423,641
Pacific Capital Bancorp (d)	28,849	575,249
Pacific Premier Bancorp, Inc. (a)	40	290
PacWest Bancorp	14,888	313,839
Park National Corp. (d)	8,529	604,706
Peoples Bancorp, Inc.	1,660	39,325
Peoples Financial Corp., Mississippi	3,102	68,492
Pinnacle Financial Partners, Inc. (a)(d)	3,325	89,409
PNC Financial Services Group, Inc.	190,269	12,224,783
Popular, Inc.	161,476	1,760,088
Preferred Bank, Los Angeles California	6,582	58,711
Princeton National Bancorp, Inc.	2,956	82,561
PrivateBancorp, Inc. (d)	13,207	500,281
Prosperity Bancshares, Inc.	24,030	767,518
Provident Bankshares Corp.	24,425	233,503
Regions Financial Corp.	411,251	7,328,493
Renasant Corp.	18,028	418,610
Republic Bancorp, Inc., Kentucky Class A	4,663	116,109
Royal Bancshares of Pennsylvania, Inc. Class A (d)	3,140	29,861
S&T Bancorp, Inc.	15,636	508,326
S.Y. Bancorp, Inc. (d)	7,621	192,278
Sandy Spring Bancorp, Inc. (d)	12,869	340,771
SCBT Financial Corp.	5,000	166,500
Seacoast Banking Corp., Florida (d)	5,254	56,481
Security Bank Corp., Georgia (d)	13,464	74,052
Shore Bancshares, Inc.	3,440	81,562
Signature Bank, New York (a)	17,674	504,416
Simmons First National Corp. Class A	5,974	181,789
South Financial Group, Inc. (d)	36,095	198,883
Southside Bancshares, Inc.	9,608	210,319
Southwest Bancorp, Inc., Oklahoma	11,359	192,649
State Bancorp, Inc., New York	4,423	61,701
StellarOne Corp.	9,915	171,331
Sterling Bancorp, New York	14,289	209,620
Sterling Bancshares, Inc.	46,876	479,073
Sterling Financial Corp., Washington	32,433	288,005
Suffolk Bancorp	9,724	327,310
Sun Bancorp, Inc., New Jersey	3,796	41,528
SunTrust Banks, Inc.	201,585	10,524,753
Superior Bancorp	3,571	52,887
Susquehanna Bancshares, Inc., Pennsylvania	59,662	1,148,494
SVB Financial Group (a)(d)	21,316	1,092,445
Synovus Financial Corp.	158,110	1,816,684
Taylor Capital Group, Inc.	7,332	94,216
TCF Financial Corp.	72,689	1,200,822
Temecula Valley Bancorp, Inc.	10,000	60,200
Texas Capital Bancshares, Inc. (a)	13,293	240,869
TIB Financial Corp.	2,149	13,775
Tompkins Financial Corp.	4,441	201,621

	Shares	Value
Trico Bancshares	14,031	$ 231,231
Trustmark Corp.	29,635	591,515
U.S. Bancorp, Delaware	980,000	32,526,200
UCBH Holdings, Inc. (d)	46,200	225,456
UMB Financial Corp.	21,290	1,110,699
Umpqua Holdings Corp. (d)	26,982	376,129
Union Bankshares Corp.	7,261	145,583
UnionBanCal Corp.	30,227	1,513,164
United Bankshares, Inc., West Virginia	24,558	697,202
United Community Banks, Inc., Georgia (d)	23,300	243,718
Valley National Bancorp (d)	74,707	1,315,590
Vineyard National Bancorp (d)	16,431	49,786
Virginia Commerce Bancorp, Inc. (d)	28,207	170,652
VIST Financial Corp.	1,594	26,731
W Holding Co., Inc. (d)	63,508	73,034
Wachovia Corp.	1,117,220	26,589,836
Washington Banking Co., Oak Harbor	6,532	85,047
Washington Trust Bancorp, Inc.	6,654	157,500
Webster Financial Corp.	28,575	742,093
Wells Fargo & Co.	1,813,141	49,988,297
WesBanco, Inc.	21,326	469,172
West Coast Bancorp, Oregon	16,191	187,330
Westamerica Bancorp. (d)	19,075	1,058,663
Western Alliance Bancorp. (a)(d)	15,894	168,317
Whitney Holding Corp. (d)	43,848	996,227
Wilmington Trust Corp., Delaware	32,415	1,067,750
Wilshire Bancorp, Inc.	14,330	127,967
Wintrust Financial Corp.	15,593	486,190
Zions Bancorp (d)	55,875	2,407,654
		239,124,474
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	199,830
Advanta Corp. Class B	19,860	172,782
American Express Co.	584,773	27,104,229
AmeriCredit Corp. (a)(d)	53,036	720,759
Capital One Financial Corp. (d)	223,206	10,740,673
Cash America International, Inc.	19,211	686,985
CompuCredit Corp. (a)(d)	12,844	117,908
Consumer Portfolio Services, Inc. (a)	2,866	8,168
Discover Financial Services	241,644	4,144,195
Dollar Financial Corp. (a)	10,747	214,188
EZCORP, Inc. (non-vtg.) Class A (a)	30,891	390,153
First Cash Financial Services, Inc. (a)	11,672	179,632
First Marblehead Corp. (d)	26,295	86,511
Nelnet, Inc. Class A	5,839	77,016
Rewards Network, Inc. (a)	2,818	14,090
SLM Corp. (a)	302,955	6,867,990
Student Loan Corp.	1,260	151,200
United Panam Financial Corp. (a)	2,785	10,332
World Acceptance Corp. (a)(d)	15,763	697,040
		52,583,681
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.2%
Asset Acceptance Capital Corp. (d)	7,523	$ 105,999
Asta Funding, Inc. (d)	5,197	42,459
Bank of America Corp.	2,553,982	86,860,928
CIT Group, Inc.	177,649	1,776,490
Citigroup, Inc. (d)	2,966,719	64,941,479
CME Group, Inc.	30,199	12,994,630
Encore Capital Group, Inc. (a)(d)	11,268	119,103
Financial Federal Corp.	19,924	483,954
Interactive Brokers Group, Inc. (d)	26,308	856,852
IntercontinentalExchange, Inc. (a)	40,528	5,600,970
JPMorgan Chase & Co.	1,923,968	82,730,624
KKR Financial Holdings LLC	54,922	667,852
Leucadia National Corp.	89,144	4,840,519
MarketAxess Holdings, Inc. (a)	26,498	207,214
Marlin Business Services Corp. (a)	13,466	96,147
Medallion Financial Corp.	100	965
MicroFinancial, Inc.	100	368
Moody's Corp. (d)	124,753	4,625,841
MSCI, Inc. Class A	26,143	929,384
NewStar Financial, Inc. (a)	20,000	107,600
NYMEX Holdings, Inc.	48,079	4,366,535
NYSE Euronext	126,313	8,073,927
PICO Holdings, Inc. (a)	10,575	438,440
Portfolio Recovery Associates, Inc. (d)	12,533	514,981
Resource America, Inc. Class A	2,747	27,580
The NASDAQ Stock Market, Inc. (a)	79,084	2,770,313
		284,181,154
Insurance - 4.4%
21st Century Holding Co.	1,486	15,261
ACE Ltd.	184,000	11,052,880
AFLAC, Inc.	275,787	18,513,581
Alleghany Corp.	2,546	956,023
Allied World Assurance Co. Holdings Ltd.	27,000	1,231,200
Allstate Corp.	313,212	15,955,019
AMBAC Financial Group, Inc. (d)	118,759	371,716
American Equity Investment Life Holding Co.	55,540	587,058
American Financial Group, Inc.	40,143	1,197,064
American Independence Corp. (a)	587	3,909
American International Group, Inc.	1,272,410	45,806,760
American National Insurance Co.	7,054	777,845
American Physicians Capital, Inc.	8,587	390,880
Amerisafe, Inc. (a)	19,586	311,222
Amtrust Financial Services, Inc.	20,904	312,724
Aon Corp.	151,108	7,130,787
Arch Capital Group Ltd. (a)	27,514	1,935,885
Argo Group International Holdings, Ltd. (a)	14,976	577,924
Arthur J. Gallagher & Co.	62,655	1,599,582

	Shares	Value
Aspen Insurance Holdings Ltd.	46,213	$ 1,181,204
Assurant, Inc.	58,000	3,945,740
Assured Guaranty Ltd.	38,194	882,281
Axis Capital Holdings Ltd.	77,463	2,715,078
Baldwin & Lyons, Inc. Class B	4,120	89,445
Berkshire Hathaway, Inc. Class A (a)	582	78,366,300
Brown & Brown, Inc.	61,947	1,206,108
CastlePoint Holdings Ltd.	16,100	173,719
Cincinnati Financial Corp.	81,184	2,843,064
Citizens, Inc. Class A (a)(d)	10,251	67,862
CNA Financial Corp.	15,858	481,925
CNA Surety Corp. (a)	10,202	149,255
Commerce Group, Inc., Massachusetts	23,291	856,410
Conseco, Inc. (a)	95,632	1,116,025
Crawford & Co. Class B (a)	12,173	72,795
Delphi Financial Group, Inc. Class A	27,295	788,553
eHealth, Inc. (a)	18,465	460,332
EMC Insurance Group	5,875	164,676
Employers Holdings, Inc.	22,445	428,475
Endurance Specialty Holdings Ltd.	24,864	836,922
Enstar Group Ltd. (a)	2,212	236,109
Erie Indemnity Co. Class A	22,010	1,126,692
Everest Re Group Ltd.	35,207	3,088,358
FBL Financial Group, Inc. Class A	15,106	405,596
Fidelity National Financial, Inc. Class A	128,782	2,202,172
First Acceptance Corp. (a)	4,717	16,510
First Mercury Financial Corp. (a)	10,000	176,600
Flagstone Reinsurance Holdings Ltd.	22,474	292,162
FPIC Insurance Group, Inc. (a)	8,482	386,016
Gainsco, Inc. (a)	123	445
Genworth Financial, Inc. Class A (non-vtg.)	241,160	5,329,636
Hanover Insurance Group, Inc.	28,536	1,315,510
Harleysville Group, Inc.	9,568	373,248
Hartford Financial Services Group, Inc.	178,412	12,679,741
HCC Insurance Holdings, Inc.	66,133	1,577,933
Hilb Rogal & Hobbs Co.	19,799	612,977
Hilltop Holdings, Inc. (a)	49,607	520,874
Horace Mann Educators Corp.	27,796	452,797
Independence Holding Co.	2,923	40,016
Infinity Property & Casualty Corp.	16,435	662,659
Investors Title Co.	1,263	60,965
IPC Holdings Ltd.	28,012	795,541
Kansas City Life Insurance Co.	1,314	69,024
LandAmerica Financial Group, Inc.	10,218	304,292
Lincoln National Corp.	151,074	8,333,242
Loews Corp.	251,970	12,490,153
Markel Corp. (a)	5,662	2,291,128
Marsh & McLennan Companies, Inc.	300,400	8,179,892
Max Capital Group Ltd.	28,105	677,893
MBIA, Inc. (d)	132,748	923,926
Meadowbrook Insurance Group, Inc.	20,600	141,522
Mercury General Corp.	16,723	850,532
MetLife, Inc.	242,915	14,582,187
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Montpelier Re Holdings Ltd.	48,192	$ 808,180
National Financial Partners Corp. (d)	19,533	476,996
National Security Group, Inc.	1,845	29,169
National Western Life Insurance Co. Class A	1,133	267,139
Nationwide Financial Services, Inc. Class A (sub. vtg.)	25,688	1,310,859
Navigators Group, Inc. (a)	6,565	331,467
Nymagic, Inc.	5,552	126,086
OdysseyRe Holdings Corp.	12,963	486,631
Old Republic International Corp.	158,026	2,378,291
OneBeacon Insurance Group Ltd.	15,601	286,434
PartnerRe Ltd.	32,469	2,392,641
Penn Treaty American Corp. (a)	11,942	59,710
Philadelphia Consolidated Holdings Corp. (a)	43,441	1,618,177
Phoenix Companies, Inc.	71,358	722,857
Platinum Underwriters Holdings Ltd.	33,130	1,175,121
PMA Capital Corp. Class A (a)	23,448	234,011
Presidential Life Corp.	6,351	111,905
Principal Financial Group, Inc.	142,545	7,680,325
ProAssurance Corp. (a)	15,839	811,432
ProCentury Corp.	22,796	401,438
Progressive Corp.	351,527	7,051,632
Protective Life Corp.	39,211	1,646,078
Prudential Financial, Inc.	250,548	18,715,936
Reinsurance Group of America, Inc.	13,090	673,088
RenaissanceRe Holdings Ltd.	34,239	1,785,906
RLI Corp.	12,647	646,768
SAFECO Corp.	50,506	3,383,902
Safety Insurance Group, Inc.	7,319	282,953
SCPIE Holding, Inc. (a)	2,442	67,399
SeaBright Insurance Holdings, Inc. (a)	11,665	178,708
Security Capital Assurance Ltd. (d)	25,165	22,397
Selective Insurance Group, Inc.	40,110	877,607
StanCorp Financial Group, Inc.	27,820	1,529,822
State Auto Financial Corp.	7,238	199,407
Stewart Information Services Corp.	6,986	165,219
The Chubb Corp.	204,907	11,015,800
The First American Corp.	47,418	1,591,822
The Travelers Companies, Inc.	343,533	17,111,379
Torchmark Corp.	49,295	3,125,796
Tower Group, Inc.	23,335	608,343
Transatlantic Holdings, Inc.	12,168	786,661
Unico American Corp. (a)	4,102	37,779
United America Indemnity Ltd. Class A (a)	16,775	244,412
United Fire & Casualty Co.	14,183	511,864
Unitrin, Inc.	22,267	771,552
Unum Group	205,135	4,939,651
UTG, Inc. (a)	300	2,775
Validus Holdings Ltd.	16,600	347,272

	Shares	Value
W.R. Berkley Corp.	80,702	$ 2,186,217
Wesco Financial Corp.	578	246,228
White Mountains Insurance Group Ltd.	4,546	2,168,442
XL Capital Ltd. Class A	107,890	3,766,440
Zenith National Insurance Corp.	17,245	695,836
		395,843,797
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust (SBI)	10,891	269,443
Agree Realty Corp.	8,779	228,781
Alesco Financial, Inc. (d)	80,057	212,952
Alexanders, Inc. (a)	1,147	395,715
Alexandria Real Estate Equities, Inc.	21,532	2,245,788
AMB Property Corp. (SBI)	53,149	3,132,602
American Campus Communities, Inc.	18,599	565,782
American Land Lease, Inc.	3,584	70,031
Annaly Capital Management, Inc.	300,000	5,343,000
Anthracite Capital, Inc. (d)	24,616	230,652
Anworth Mortgage Asset Corp.	56,509	399,519
Apartment Investment & Management Co. Class A	50,291	1,990,015
Arbor Realty Trust, Inc. (d)	16,496	231,769
Ashford Hospitality Trust, Inc.	84,350	517,909
Associated Estates Realty Corp.	9,366	109,770
AvalonBay Communities, Inc. (d)	41,894	4,239,673
BioMed Realty Trust, Inc.	32,887	864,270
Boston Properties, Inc.	64,248	6,279,600
Brandywine Realty Trust (SBI)	59,818	1,122,784
BRE Properties, Inc.	25,627	1,241,884
BRT Realty Trust	5,453	70,398
Camden Property Trust (SBI)	25,572	1,259,677
Capital Trust, Inc. Class A	10,158	294,074
CapitalSource, Inc. (d)	90,165	1,384,934
CapLease, Inc.	36,578	303,232
Capstead Mortgage Corp.	24,698	338,363
Care Investment Trust, Inc.	10,413	119,645
CBL & Associates Properties, Inc.	33,314	876,491
CBRE Realty Finance, Inc. (d)	40,000	160,400
Cedar Shopping Centers, Inc.	41,816	510,155
Chimera Investment Corp.	17,000	235,620
Colonial Properties Trust (SBI)	20,958	504,040
Corporate Office Properties Trust (SBI)	23,798	902,182
Cousins Properties, Inc. (d)	20,981	555,367
Crystal River Capital, Inc. (d)	13,087	73,025
DCT Industrial Trust, Inc. (d)	95,957	935,581
Deerfield Capital Corp.	45,339	41,712
Developers Diversified Realty Corp.	68,009	2,698,597
DiamondRock Hospitality Co.	85,378	1,170,532
Digital Realty Trust, Inc.	41,476	1,754,435
Douglas Emmett, Inc.	70,542	1,728,279
Duke Realty LP	83,670	2,148,646
DuPont Fabros Technology, Inc.	16,600	335,984
EastGroup Properties, Inc.	14,313	680,297
Education Realty Trust, Inc.	23,412	305,527
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Entertainment Properties Trust (SBI)	13,232	$ 728,422
Equity Lifestyle Properties, Inc.	12,301	611,237
Equity One, Inc.	14,649	340,003
Equity Residential (SBI)	146,522	6,196,415
Essex Property Trust, Inc.	17,443	2,083,915
Extra Space Storage, Inc.	55,004	915,817
Federal Realty Investment Trust (SBI) (d)	37,000	2,982,940
FelCor Lodging Trust, Inc.	38,924	578,411
First Industrial Realty Trust, Inc. (d)	24,246	759,627
First Potomac Realty Trust	14,473	252,409
Franklin Street Properties Corp.	32,246	476,273
Friedman, Billings, Ramsey Group, Inc. Class A	117,368	225,347
General Growth Properties, Inc.	135,995	5,651,952
Getty Realty Corp.	9,860	171,663
Gladstone Commercial Corp.	1,075	19,382
Glimcher Realty Trust	20,141	260,826
GMH Communities Trust	22,464	164,886
Gramercy Capital Corp.	15,559	260,613
HCP, Inc.	121,356	4,157,657
Health Care REIT, Inc.	48,274	2,331,634
Healthcare Realty Trust, Inc.	32,076	851,618
Hersha Hospitality Trust	41,950	398,945
Highwoods Properties, Inc. (SBI)	35,428	1,275,408
Home Properties, Inc.	17,787	910,694
Hospitality Properties Trust (SBI)	55,415	1,717,865
Host Hotels & Resorts, Inc.	283,055	4,865,715
HRPT Properties Trust (SBI)	103,626	807,247
Inland Real Estate Corp.	49,435	776,130
Investors Real Estate Trust	24,777	259,167
iStar Financial, Inc. (d)	83,192	1,590,631
JER Investments Trust, Inc. (d)	14,053	126,196
Kilroy Realty Corp.	18,543	1,010,964
Kimco Realty Corp.	117,994	4,643,064
Kite Realty Group Trust	17,912	248,977
LaSalle Hotel Properties (SBI)	28,143	923,653
Lexington Corporate Properties Trust	41,316	644,116
Liberty Property Trust (SBI)	52,120	1,850,260
LTC Properties, Inc.	6,991	194,350
Mack-Cali Realty Corp.	35,143	1,357,926
Maguire Properties, Inc. (d)	23,156	363,781
Medical Properties Trust, Inc. (d)	60,649	740,524
MFA Mortgage Investments, Inc.	74,680	542,924
Mid-America Apartment Communities, Inc.	13,111	733,954
Mission West Properties, Inc.	21,235	249,087
Monmouth Real Estate Investment Corp. Class A	6,448	45,458
National Health Investors, Inc.	21,217	657,727
National Retail Properties, Inc.	30,504	692,746
Nationwide Health Properties, Inc.	62,574	2,135,651

	Shares	Value
Newcastle Investment Corp. (d)	28,577	$ 283,484
NorthStar Realty Finance Corp. (d)	28,660	286,600
Omega Healthcare Investors, Inc.	40,196	716,293
One Liberty Properties, Inc.	3,695	61,743
Parkway Properties, Inc.	11,476	436,318
Pennsylvania Real Estate Investment Trust (SBI)	23,275	624,934
Plum Creek Timber Co., Inc.	96,478	4,500,699
Post Properties, Inc.	21,746	772,200
Potlatch Corp.	30,259	1,462,720
ProLogis Trust	145,409	9,005,179
PS Business Parks, Inc.	6,774	389,505
Public Storage	69,891	6,159,494
RAIT Financial Trust (SBI)	28,276	251,656
Ramco-Gershenson Properties Trust (SBI)	19,394	433,456
Rayonier, Inc.	48,961	2,323,689
Realty Income Corp.	57,902	1,418,599
Redwood Trust, Inc. (d)	15,917	537,199
Regency Centers Corp.	36,699	2,440,117
Resource Capital Corp. (d)	19,474	177,603
Saul Centers, Inc.	8,021	404,419
Senior Housing Properties Trust (SBI)	56,627	1,257,686
Simon Property Group, Inc.	127,512	12,669,592
SL Green Realty Corp.	36,500	3,639,050
Sovran Self Storage, Inc.	11,580	511,720
Strategic Hotel & Resorts, Inc.	35,287	485,196
Sun Communities, Inc.	28,385	569,119
Sunstone Hotel Investors, Inc.	27,687	532,975
Tanger Factory Outlet Centers, Inc.	15,447	590,693
Taubman Centers, Inc.	36,964	1,986,815
The Macerich Co.	40,203	2,875,721
Transcontinental Realty Investors, Inc. (a)	600	9,954
U-Store-It Trust	29,040	369,098
UDR, Inc.	71,566	1,770,543
UMH Properties, Inc.	5,458	49,559
Universal Health Realty Income Trust (SBI)	6,111	208,446
Urstadt Biddle Properties, Inc.	365	6,442
Urstadt Biddle Properties, Inc. Class A	8,855	153,192
Ventas, Inc.	73,053	3,481,706
Vornado Realty Trust	77,889	7,612,092
Washington (REIT) (SBI)	22,360	753,308
Weingarten Realty Investors (SBI)	40,232	1,388,004
Winthrop Realty Trust	28,581	126,328
		182,596,485
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	111,425	2,240,757
CB Richard Ellis Group, Inc. Class A (a)	115,308	2,589,818
Consolidated-Tomoka Land Co.	2,829	151,436
Forest City Enterprises, Inc. Class A	46,164	1,846,560
Forestar Real Estate Group, Inc. (a)	15,504	387,600
FX Real Estate & Entertainment, Inc. (a)	4,774	18,666
Jones Lang LaSalle, Inc.	17,951	1,266,264
Meruelo Maddux Properties, Inc. (a)	13,300	37,240
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tejon Ranch Co. (a)	9,238	$ 368,689
The St. Joe Co. (d)	48,990	1,880,236
Thomas Properties Group, Inc.	17,236	178,565
United Capital Corp. (a)	2,262	52,026
		11,017,857
Thrifts & Mortgage Finance - 0.6%
Anchor BanCorp Wisconsin, Inc.	23,617	331,347
Astoria Financial Corp.	49,011	1,169,402
Bank Mutual Corp.	30,827	341,871
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	10,747	18,915
BankFinancial Corp.	10,309	153,501
BankUnited Financial Corp. Class A (d)	24,961	78,627
BCSB Bancorp, Inc. (a)	1,892	22,042
Beneficial Mutual Bancorp, Inc. (a)	16,000	184,640
Berkshire Hills Bancorp, Inc.	6,481	164,034
Brookline Bancorp, Inc., Delaware	37,359	375,458
Camco Financial Corp.	404	4,888
Capitol Federal Financial	19,206	787,446
Centerline Holding Co.	38,417	94,890
CFS Bancorp, Inc.	800	11,424
Charter Financial Corp., Georgia	976	31,125
Citizens South Banking Corp., Delaware	4,457	40,871
Clifton Savings Bancorp, Inc. (d)	17,436	177,673
Corus Bankshares, Inc. (d)	27,734	159,471
Countrywide Financial Corp. (d)	342,309	1,800,545
Dime Community Bancshares, Inc.	26,225	476,771
Doral Financial Corp. (a)(d)	1,074	17,861
Downey Financial Corp. (d)	10,368	69,673
ESB Financial Corp.	6,022	64,977
Fannie Mae	552,338	14,924,173
Farmer Mac Class C (non-vtg.)	7,000	202,720
First Busey Corp. (d)	20,930	381,345
First Defiance Financial Corp.	3,662	70,823
First Financial Holdings, Inc.	7,180	180,074
First Financial Service Corp.	2,933	62,092
First Niagara Financial Group, Inc.	50,467	715,117
First Place Financial Corp.	7,637	97,219
FirstFed Financial Corp. (a)(d)	11,125	163,983
Flagstar Bancorp, Inc. (d)	25,355	120,436
Flushing Financial Corp.	9,744	191,177
Franklin Bank Corp. (a)(d)	18,082	18,444
Freddie Mac	361,265	9,183,356
Guaranty Federal Bancshares, Inc.	1,075	23,865
Guaranty Financial Group, Inc. (a)(d)	15,504	97,675
HF Financial Corp.	3,182	56,321
Hingham Institution for Savings	1,751	50,341
Hudson City Bancorp, Inc.	276,517	4,922,003
Imperial Capital Bancorp, Inc.	5,075	50,852
Indiana Community Bancorp	2,634	57,421
IndyMac Bancorp, Inc. (d)	32,480	61,387

	Shares	Value
MASSBANK Corp.	886	$ 34,891
MGIC Investment Corp. (d)	60,802	730,840
NASB Financial, Inc. (d)	1,400	35,770
New York Community Bancorp, Inc.	196,930	4,041,004
NewAlliance Bancshares, Inc.	65,417	876,588
Northwest Bancorp, Inc.	11,404	279,740
OceanFirst Financial Corp.	6,806	139,727
Ocwen Financial Corp. (a)	16,398	115,442
Oritani Financial Corp. (a)(d)	4,300	67,080
Pamrapo Bancorp, Inc.	3,273	49,128
Parkvale Financial Corp.	597	15,659
People's United Financial, Inc.	99,265	1,640,850
PFF Bancorp, Inc. (d)	12,718	15,643
Provident Financial Holdings, Inc.	1,612	20,843
Provident Financial Services, Inc.	44,816	704,956
Provident New York Bancorp	30,838	401,202
PVF Capital Corp.	4,876	51,247
Radian Group, Inc. (d)	83,311	477,372
Riverview Bancorp, Inc.	7,997	71,333
Sovereign Bancorp, Inc. (d)	187,416	1,712,982
TF Financial Corp.	1,890	45,795
TFS Financial Corp.	66,712	829,230
The PMI Group, Inc.	44,028	262,407
TierOne Corp.	11,942	85,624
Timberland Bancorp, Inc.	5,856	64,299
Triad Guaranty, Inc. (a)(d)	5,075	11,216
Trustco Bank Corp., New York	67,794	593,875
United Community Financial Corp., Ohio	12,574	76,324
ViewPoint Financial Group	10,000	161,900
Washington Federal, Inc.	49,000	1,097,110
Washington Mutual, Inc. (d)	488,646	4,407,587
Westfield Financial, Inc.	8,879	87,192
Willow Financial Bancorp, Inc.	5,198	49,953
WSFS Financial Corp.	2,835	144,443
		57,607,528
TOTAL FINANCIALS		1,457,078,488
HEALTH CARE - 10.9%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)	1,900	743
Abraxis BioScience, Inc. (a)	2,220	144,167
Acadia Pharmaceuticals, Inc. (a)(d)	22,950	201,960
Acorda Therapeutics, Inc. (a)	19,833	427,599
Alexion Pharmaceuticals, Inc. (a)(d)	19,236	1,372,489
Alkermes, Inc. (a)	50,041	634,019
Alnylam Pharmaceuticals, Inc. (a)(d)	18,382	530,872
Alseres Pharmaceuticals, Inc. (a)	1,080	3,067
Amgen, Inc. (a)	616,944	27,164,044
Amylin Pharmaceuticals, Inc. (a)(d)	74,827	2,377,254
Antigenics, Inc. (a)(d)	5,388	12,446
Arena Pharmaceuticals, Inc. (a)(d)	59,842	306,989
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	219,161
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ArQule, Inc. (a)	4,060	$ 17,377
Array Biopharma, Inc. (a)	66,004	410,545
AVI BioPharma, Inc. (a)	2,700	3,780
Avigen, Inc. (a)	1,600	4,752
BioCryst Pharmaceuticals, Inc. (a)(d)	12,030	35,368
Biogen Idec, Inc. (a)	168,548	10,576,387
BioMarin Pharmaceutical, Inc. (a)	52,480	2,003,162
BioSphere Medical, Inc. (a)	800	2,808
Celgene Corp. (a)	231,406	14,083,369
Cell Genesys, Inc. (a)(d)	103,415	366,089
Cell Therapeutics, Inc. (a)(d)	41,080	24,360
Cephalon, Inc. (a)(d)	37,211	2,519,557
Cepheid, Inc. (a)	45,427	1,195,639
Cougar Biotechnology, Inc. (a)	9,000	243,180
Cubist Pharmaceuticals, Inc. (a)	35,855	683,396
CuraGen Corp. (a)	5,707	6,392
CV Therapeutics, Inc. (a)	35,100	309,933
Cytokinetics, Inc. (a)	14,366	57,751
Dendreon Corp. (a)(d)	44,342	230,578
Dyax Corp. (a)	46,447	170,925
Dynavax Technologies Corp. (a)(d)	35,880	58,126
Encysive Pharmaceuticals, Inc. (a)(d)	17,196	40,411
EntreMed, Inc. (a)	3,700	2,662
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	406,727
EPIX Pharmaceuticals, Inc. (a)	2,304	5,046
Exact Sciences Corp. (a)	3,245	6,425
Genelabs Technologies, Inc. (a)	1,960	1,784
Genentech, Inc. (a)	266,482	18,885,579
Genitope Corp. (a)	14,102	1,410
GenVec, Inc. (a)	20,350	36,427
Genzyme Corp. (a)	150,842	10,326,643
Geron Corp. (a)(d)	39,828	169,269
Gilead Sciences, Inc. (a)	531,846	29,421,721
GTC Biotherapeutics, Inc. (a)	4,100	2,091
Halozyme Therapeutics, Inc. (a)(d)	46,200	239,316
Hemispherx Biopharma, Inc. (a)	800	560
Human Genome Sciences, Inc. (a)(d)	109,259	642,443
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	29,443
IDM Pharma, Inc. (a)	442	928
ImClone Systems, Inc. (a)	33,037	1,439,752
ImmunoGen, Inc. (a)	2,572	11,703
Immunomedics, Inc. (a)	5,227	13,956
Incyte Corp. (a)	56,318	546,848
Indevus Pharmaceuticals, Inc. (a)	49,609	222,744
Infinity Pharmaceuticals, Inc. (a)	53	390
InterMune, Inc. (a)(d)	32,726	461,437
Introgen Therapeutics, Inc. (a)	6,886	14,116
Isis Pharmaceuticals, Inc. (a)(d)	44,948	635,565
Keryx Biopharmaceuticals, Inc. (a)	23,883	12,180

	Shares	Value
Kosan Biosciences, Inc. (a)	1,712	$ 9,279
La Jolla Pharmaceutical Co. (a)	2,083	3,979
Lexicon Pharmaceuticals, Inc. (a)	6,506	13,728
Ligand Pharmaceuticals, Inc. Class B	44,933	157,715
MannKind Corp. (a)(d)	36,288	108,864
Martek Biosciences (a)(d)	26,025	982,704
Maxygen, Inc. (a)	6,687	39,386
Medarex, Inc. (a)(d)	92,442	805,170
Metabolix, Inc. (a)(d)	16,896	189,573
Momenta Pharmaceuticals, Inc. (a)	11,130	142,687
Monogram Biosciences, Inc. (a)	20,122	22,134
Myriad Genetics, Inc. (a)	25,636	1,241,295
Nabi Biopharmaceuticals (a)	12,447	51,531
Neopharm, Inc. (a)	3,904	2,381
Neose Technologies, Inc. (a)	1,356	800
Neurocrine Biosciences, Inc. (a)	15,860	78,190
Neurogen Corp. (a)	500	415
Northfield Laboratories, Inc. (a)	11,290	10,048
Novavax, Inc. (a)	6,883	20,649
NPS Pharmaceuticals, Inc. (a)	6,507	29,282
Nuvelo, Inc. (a)	19,505	15,019
Omrix Biopharmaceuticals, Inc. (a)	9,333	169,767
ONYX Pharmaceuticals, Inc. (a)	27,635	976,621
Orchid Cellmark, Inc. (a)	3,164	8,954
OREXIGEN Therapeutics, Inc. (d)	12,000	104,520
Orthologic Corp. (a)	7,445	7,668
Oscient Pharmaceuticals Corp. (a)	693	1,455
OSI Pharmaceuticals, Inc. (a)	34,211	1,207,648
Palatin Technologies, Inc. (a)	13,627	2,862
Panacos Pharmaceuticals, Inc. (a)	50,213	27,115
PDL BioPharma, Inc.	53,396	547,309
Peregrine Pharmaceuticals, Inc. (a)	8,337	3,585
Pharmacopeia Drug Discovery, Inc. (a)	2,082	8,973
Pharmacyclics, Inc. (a)	4,815	4,959
Pharmasset, Inc.	18,329	331,755
Progenics Pharmaceuticals, Inc. (a)(d)	15,270	250,123
Regeneron Pharmaceuticals, Inc. (a)	39,166	779,403
Repligen Corp. (a)	6,096	35,174
Rigel Pharmaceuticals, Inc. (a)	23,551	549,680
Sangamo Biosciences, Inc. (a)(d)	43,327	480,063
Savient Pharmaceuticals, Inc. (a)(d)	30,093	801,678
SciClone Pharmaceuticals, Inc. (a)	7,834	14,023
Seattle Genetics, Inc. (a)(d)	42,640	398,684
Senomyx, Inc. (a)	21,458	110,938
Sonus Pharmaceuticals, Inc. (a)	200	68
StemCells, Inc. (a)	7,323	10,325
Telik, Inc. (a)(d)	13,264	28,783
Theravance, Inc. (a)(d)	50,642	685,186
Third Wave Technologies, Inc. (a)	45,069	478,182
Titan Pharmaceuticals, Inc. (a)	1,300	1,989
TorreyPines Therapeutics, Inc. (a)	3,331	4,430
Trimeris, Inc.	16,866	100,184
United Therapeutics Corp. (a)	12,694	1,212,404
Vanda Pharmaceuticals, Inc. (a)	9,603	44,942
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	77,591	$ 2,221,430
Vical, Inc. (a)	1,900	6,061
XOMA Ltd. (a)	118,882	237,764
Zymogenetics, Inc. (a)(d)	47,216	425,888
		146,181,282
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	11,989	352,357
Abiomed, Inc. (a)	36,112	533,735
Accuray, Inc. (a)(d)	17,900	171,124
Advanced Medical Optics, Inc. (a)(d)	52,734	1,277,217
Align Technology, Inc. (a)(d)	27,534	362,623
American Medical Systems Holdings, Inc. (a)(d)	51,602	779,706
Analogic Corp.	8,043	539,042
Angiodynamics, Inc. (a)	30,684	475,295
ArthroCare Corp. (a)(d)	17,284	762,397
Aspect Medical Systems, Inc. (a)(d)	6,586	35,235
Atrion Corp.	239	25,217
Baxter International, Inc.	354,631	21,667,954
Beckman Coulter, Inc.	35,798	2,484,023
Becton, Dickinson & Co.	130,518	11,022,245
BioLase Technology, Inc. (a)	4,009	13,029
Boston Scientific Corp. (a)	803,247	10,675,153
C.R. Bard, Inc.	54,260	4,948,512
Candela Corp. (a)	10,141	25,251
Cantel Medical Corp. (a)	10,922	116,865
Cardiac Science Corp. (a)	1,171	11,054
Cardiodynamics International Corp. (a)	1,172	2,133
Cerus Corp. (a)	7,762	38,344
Clarient, Inc. (a)	3,500	6,790
Conceptus, Inc. (a)	13,129	249,188
CONMED Corp. (a)	22,708	606,077
Cooper Companies, Inc.	22,174	896,938
Covidien Ltd.	279,546	14,002,459
Cryolife, Inc. (a)	24,384	282,367
Cutera, Inc. (a)	5,971	61,143
Cyberonics, Inc. (a)	28,539	505,996
Cynosure, Inc. Class A (a)	4,942	121,227
Datascope Corp.	8,463	361,539
DENTSPLY International, Inc.	76,373	3,096,161
DexCom, Inc. (a)(d)	17,534	138,343
Edwards Lifesciences Corp. (a)	30,426	1,755,884
ev3, Inc. (a)(d)	46,492	462,595
Exactech, Inc. (a)	2,735	72,724
Fonar Corp. (a)	837	2,277
Gen-Probe, Inc. (a)	31,709	1,805,510
Greatbatch, Inc. (a)	13,845	259,594
Haemonetics Corp. (a)	14,315	806,793
HealthTronics, Inc. (a)	8,119	30,690
Hill-Rom Holdings, Inc.	29,476	906,387
Hologic, Inc. (a)(d)	150,679	3,620,816

	Shares	Value
Hospira, Inc. (a)	87,534	$ 3,671,176
I-Flow Corp. (a)	11,248	154,435
ICU Medical, Inc. (a)	5,433	138,433
IDEXX Laboratories, Inc. (a)	30,674	1,549,037
Immucor, Inc. (a)	34,048	913,508
Insulet Corp.	6,260	102,038
Integra LifeSciences Holdings Corp. (a)	13,035	547,731
Intuitive Surgical, Inc. (a)(d)	21,055	6,181,537
Invacare Corp.	17,763	322,931
Inverness Medical Innovations, Inc. (a)(d)	52,028	1,902,144
IRIS International, Inc. (a)	8,470	133,995
IVAX Diagnostics, Inc. (a)	3,600	2,700
Kensey Nash Corp. (a)	13,215	388,257
Kewaunee Scientific Corp.	1,601	28,786
Kinetic Concepts, Inc. (a)(d)	25,821	1,121,406
Masimo Corp. (d)	22,032	761,426
Medical Action Industries, Inc. (a)	5,016	66,612
Medtronic, Inc.	643,725	32,617,546
Mentor Corp. (d)	18,763	591,222
Meridian Bioscience, Inc.	30,499	894,536
Merit Medical Systems, Inc. (a)	27,493	437,689
Misonix, Inc. (a)	3,000	10,740
Natus Medical, Inc. (a)	19,219	414,362
Neogen Corp. (a)	7,911	208,376
Neoprobe Corp. (a)	100	74
North American Scientific, Inc. (a)	541	763
NuVasive, Inc. (a)(d)	32,642	1,381,736
NxStage Medical, Inc. (a)(d)	36,056	174,872
OraSure Technologies, Inc. (a)	23,767	129,292
Orthofix International NV (a)	8,645	281,308
Osteotech, Inc. (a)	3,427	20,973
Palomar Medical Technologies, Inc. (a)	10,806	119,514
PLC Systems, Inc. (a)	400	152
Quidel Corp. (a)	15,892	271,276
ResMed, Inc. (a)	44,644	1,758,527
Retractable Technologies, Inc. (a)	6,105	8,547
RTI Biologics, Inc. (a)	25,405	252,780
Sirona Dental Systems, Inc. (a)	13,981	414,676
Somanetics Corp. (a)	5,971	105,567
Sonic Innovations, Inc. (a)	3,941	15,764
SonoSite, Inc. (a)(d)	10,661	327,506
St. Jude Medical, Inc. (a)	196,441	8,004,971
Staar Surgical Co. (a)	3,978	13,326
Stereotaxis, Inc. (a)(d)	28,535	150,379
Steris Corp.	32,480	982,520
Stryker Corp.	178,493	11,521,723
SurModics, Inc. (a)(d)	11,705	524,852
Symmetry Medical, Inc. (a)	14,077	208,480
Synovis Life Technologies, Inc. (a)	11,000	215,380
The Spectranetics Corp. (a)	20,955	228,410
Theragenics Corp. (a)	1,300	5,109
ThermoGenesis Corp. (a)	73,719	108,367
Thoratec Corp. (a)	33,069	546,631
TomoTherapy, Inc.	19,200	171,072
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Urologix, Inc. (a)	3,800	$ 4,826
Varian Medical Systems, Inc. (a)	66,734	3,172,534
Vital Signs, Inc.	6,168	350,281
Vnus Medical Technologies, Inc. (a)	10,000	175,500
Volcano Corp. (a)	19,293	268,944
West Pharmaceutical Services, Inc.	22,446	1,064,614
Wright Medical Group, Inc. (a)	29,021	861,633
Young Innovations, Inc.	2,508	51,314
Zimmer Holdings, Inc. (a)	135,203	9,842,778
Zoll Medical Corp. (a)	19,936	722,680
		183,990,283
Health Care Providers & Services - 1.9%
Aetna, Inc.	278,174	13,118,686
Air Methods Corp. (a)	13,436	517,823
Alliance Imaging, Inc. (a)	5,330	44,932
Amedisys, Inc. (a)	16,197	822,970
America Service Group, Inc. (a)	11,000	99,110
American Dental Partners, Inc. (a)	4,710	56,614
AMERIGROUP Corp. (a)	23,431	646,930
AmerisourceBergen Corp.	92,937	3,841,086
AMN Healthcare Services, Inc. (a)	24,202	421,357
AmSurg Corp. (a)	12,681	345,938
Animal Health International, Inc. (a)	5,300	35,987
Apria Healthcare Group, Inc. (a)	28,569	481,388
Assisted Living Concepts, Inc. Class A (a)	49,001	328,307
athenahealth, Inc. (d)	9,700	307,199
Bio-Reference Laboratories, Inc. (a)	13,966	346,915
BioScrip, Inc. (a)	8,518	36,542
Brookdale Senior Living, Inc.	26,715	704,742
Capital Senior Living Corp. (a)	30,965	248,959
Cardinal Health, Inc.	203,646	11,514,145
Centene Corp. (a)	16,879	356,316
Chemed Corp.	11,792	427,106
Chindex International, Inc. (a)	10,687	253,068
CIGNA Corp.	150,382	6,105,509
Community Health Systems, Inc. (a)	54,081	1,948,538
Corvel Corp. (a)	2,959	106,554
Coventry Health Care, Inc. (a)	87,763	4,039,731
Cross Country Healthcare, Inc. (a)	7,031	108,770
DaVita, Inc. (a)	60,765	3,152,488
Dialysis Corp. of America (a)	3,005	21,937
Emergency Medical Services Corp. Class A (a)(d)	14,071	327,995
Express Scripts, Inc. (a)(d)	119,872	8,643,970
Five Star Quality Care, Inc. (a)	28,197	188,920
Gentiva Health Services, Inc. (a)	8,630	173,808
Hanger Orthopedic Group, Inc. (a)	3,419	44,447
Health Management Associates, Inc. Class A (a)	124,688	967,579
Health Net, Inc. (a)	60,163	1,865,053
HealthExtras, Inc. (a)	18,378	574,313

	Shares	Value
HealthSouth Corp. (a)(d)	39,501	$ 739,854
Healthspring, Inc. (a)	40,674	755,723
Healthways, Inc. (a)	18,141	585,954
Henry Schein, Inc. (a)	46,535	2,592,930
HMS Holdings Corp. (a)	18,275	369,703
Hooper Holmes, Inc. (a)	7,290	7,071
Humana, Inc. (a)	93,555	4,775,983
InVentiv Health, Inc. (a)	17,853	583,793
Kindred Healthcare, Inc. (a)	18,367	506,746
Laboratory Corp. of America Holdings (a)	62,083	4,581,105
Landauer, Inc.	12,764	763,415
LCA-Vision, Inc. (d)	8,343	69,330
LHC Group, Inc. (a)	14,902	322,926
LifePoint Hospitals, Inc. (a)	29,832	954,326
Lincare Holdings, Inc. (a)	39,845	1,038,361
Magellan Health Services, Inc. (a)	30,345	1,221,386
McKesson Corp.	161,534	9,312,435
Medcath Corp. (a)	8,479	183,994
Medco Health Solutions, Inc. (a)	297,708	14,423,953
Medical Staffing Network Holdings, Inc. (a)	4,777	19,920
Molina Healthcare, Inc. (a)	5,873	177,130
MWI Veterinary Supply, Inc. (a)	10,005	383,392
National Healthcare Corp.	2,394	125,087
Nighthawk Radiology Holdings, Inc. (a)	15,857	120,989
Odyssey Healthcare, Inc. (a)	14,808	161,555
Omnicare, Inc.	73,202	1,791,985
Owens & Minor, Inc.	23,016	1,092,800
Patterson Companies, Inc. (a)(d)	71,841	2,443,312
PDI, Inc. (a)	1,588	13,101
Pediatrix Medical Group, Inc. (a)	25,276	1,360,607
PharMerica Corp. (a)(d)	13,819	282,875
Providence Service Corp. (a)	15,408	407,542
PSS World Medical, Inc. (a)(d)	37,351	680,535
Psychiatric Solutions, Inc. (a)(d)	32,367	1,180,424
Quest Diagnostics, Inc.	87,296	4,400,591
RehabCare Group, Inc. (a)	15,055	255,483
ResCare, Inc. (a)	18,619	355,064
Rural/Metro Corp. (a)	7,404	19,473
Skilled Healthcare Group, Inc.	3,461	46,585
SRI/Surgical Express, Inc. (a)	900	3,429
Sun Healthcare Group, Inc. (a)	24,223	347,842
Sunrise Senior Living, Inc. (a)(d)	36,429	964,640
Tenet Healthcare Corp. (a)	298,034	1,758,401
Triple-S Management Corp.	16,998	321,602
U.S. Physical Therapy, Inc. (a)	12,075	207,207
UnitedHealth Group, Inc.	708,248	24,229,164
Universal American Financial Corp. (a)	13,972	161,377
Universal Health Services, Inc. Class B	24,712	1,606,280
VCA Antech, Inc. (a)(d)	45,340	1,422,316
Wellcare Health Plans, Inc. (a)	24,178	1,334,142
WellPoint, Inc. (a)	308,494	17,220,135
		171,909,705
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	$ 12,915
Allscripts Healthcare Solutions, Inc. (a)(d)	36,249	450,575
AMICAS, Inc. (a)	9,737	26,777
Cash Technologies, Inc. (a)	3,400	1,020
Cerner Corp. (a)(d)	33,758	1,531,600
Computer Programs & Systems, Inc.	11,546	230,343
Eclipsys Corp. (a)(d)	40,841	833,156
Emageon, Inc. (a)	20,901	48,072
HLTH Corp. (a)(d)	102,138	1,218,506
IMS Health, Inc.	97,709	2,368,466
MedAssets, Inc.	14,182	253,291
Merge Healthcare, Inc. (a)	11,344	7,827
Omnicell, Inc. (a)(d)	29,246	388,387
Phase Forward, Inc. (a)	23,819	413,021
ProxyMed, Inc. (a)	63	67
TriZetto Group, Inc. (a)	41,267	886,002
Vital Images, Inc. (a)	11,918	184,133
		8,854,158
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	32,417
Affymetrix, Inc. (a)	37,569	453,082
Albany Molecular Research, Inc. (a)	27,799	388,630
AMAG Pharmaceuticals, Inc. (d)	8,266	330,640
Applera Corp.:
- Applied Biosystems Group	90,093	3,131,633
- Celera Genomics Group (a)	51,459	662,792
Bio-Rad Laboratories, Inc. Class A (a)	9,356	837,175
Bruker BioSciences Corp. (a)	56,937	662,747
Caliper Life Sciences, Inc. (a)	5,632	20,163
Cambrex Corp.	21,547	132,514
Charles River Laboratories International, Inc. (a)	44,816	2,880,772
Covance, Inc. (a)	39,622	3,248,212
Cryo-Cell International, Inc. (a)	9,581	7,186
Dionex Corp. (a)	12,755	930,095
Enzo Biochem, Inc. (a)	17,097	168,064
eResearchTechnology, Inc. (a)(d)	28,484	455,459
Exelixis, Inc. (a)	97,443	615,840
Harvard Bioscience, Inc. (a)	786	3,773
Illumina, Inc. (a)	31,329	2,458,700
Invitrogen Corp. (a)	49,198	2,261,140
Kendle International, Inc. (a)	12,762	482,276
Luminex Corp. (a)(d)	12,155	270,327
Medivation, Inc. (a)(d)	20,015	303,628
Millipore Corp. (a)	29,646	2,153,782
Nektar Therapeutics (a)	48,707	217,233
PAREXEL International Corp. (a)	33,808	831,339
PerkinElmer, Inc.	75,005	2,121,141
Pharmaceutical Product Development, Inc.	53,601	2,369,700
PharmaNet Development Group, Inc. (a)	11,555	195,048

	Shares	Value
Sequenom, Inc. (a)	2,480	$ 19,071
Strategic Diagnostics, Inc. (a)	3,100	11,470
Techne Corp. (a)	27,995	2,197,608
Thermo Fisher Scientific, Inc. (a)	238,255	14,061,810
Varian, Inc. (a)	15,040	834,570
Waters Corp. (a)	57,037	3,508,916
		49,258,953
Pharmaceuticals - 4.7%
Abbott Laboratories	871,818	49,126,944
Acusphere, Inc. (a)	2,800	1,848
Adolor Corp. (a)	25,094	142,283
Akorn, Inc. (a)(d)	30,000	142,500
Alexza Pharmaceuticals, Inc. (a)	13,000	66,560
Allergan, Inc.	175,345	10,103,379
Alpharma, Inc. Class A (a)(d)	32,656	822,605
APP Pharmaceuticals, Inc. (a)(d)	29,446	390,454
Atherogenics, Inc. (a)	6,856	4,093
Auxilium Pharmaceuticals, Inc. (a)	18,538	590,250
AVANIR Pharmaceuticals Class A (a)	21,996	26,395
Barr Pharmaceuticals, Inc. (a)	62,885	2,754,363
Bentley Pharmaceuticals, Inc. (a)	2,936	45,978
BioMimetic Therapeutics, Inc. (a)	5,000	59,750
Bristol-Myers Squibb Co.	1,108,662	25,266,407
Columbia Laboratories, Inc. (a)	7,190	27,322
Cypress Bioscience, Inc. (a)(d)	31,654	257,664
DepoMed, Inc. (a)	8,176	32,213
Discovery Laboratories, Inc. (a)	3,800	7,106
Durect Corp. (a)	39,673	184,479
Eli Lilly & Co.	545,639	26,267,061
Emisphere Technologies, Inc. (a)	3,941	7,251
Endo Pharmaceuticals Holdings, Inc. (a)	79,535	1,959,742
Forest Laboratories, Inc. (a)	180,225	6,471,880
Hi-Tech Pharmacal Co., Inc. (a)(d)	2,015	18,538
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	1,963
Immtech Pharmaceuticals, Inc. (a)	1,200	1,188
Inspire Pharmaceuticals, Inc. (a)	17,519	68,674
Johnson & Johnson	1,604,104	107,057,901
King Pharmaceuticals, Inc. (a)	143,736	1,474,731
KV Pharmaceutical Co. Class A (a)(d)	25,710	643,007
Matrixx Initiatives, Inc. (a)	3,709	61,273
Medicines Co. (a)	23,730	434,259
Medicis Pharmaceutical Corp. Class A	45,977	1,093,333
Merck & Co., Inc.	1,237,828	48,225,779
MiddleBrook Pharmaceuticals, Inc. (a)(d)	2,800	13,384
Mylan, Inc. (d)	181,395	2,421,623
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	30,316
NitroMed, Inc. (a)	7,065	8,690
Noven Pharmaceuticals, Inc. (a)	16,093	196,978
Obagi Medical Products, Inc. (a)	10,991	98,589
Pain Therapeutics, Inc. (a)(d)	35,234	286,452
Par Pharmaceutical Companies, Inc. (a)	22,867	417,094
Penwest Pharmaceuticals Co. (a)(d)	3,340	10,421
Perrigo Co.	47,847	1,751,679
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	3,877,710	$ 75,072,466
Pozen, Inc. (a)(d)	20,149	276,847
Salix Pharmaceuticals Ltd. (a)(d)	52,287	401,564
Santarus, Inc. (a)	14,630	35,551
Schering-Plough Corp.	913,242	18,630,137
Sciele Pharma, Inc. (a)(d)	14,633	320,609
Sepracor, Inc. (a)	66,403	1,434,969
Spectrum Pharmaceuticals, Inc. (a)	192	346
SuperGen, Inc. (a)	6,806	17,083
Valeant Pharmaceuticals International (a)(d)	38,701	633,535
ViroPharma, Inc. (a)(d)	40,812	391,387
Vivus, Inc. (a)	73,666	503,875
Warner Chilcott Ltd. (a)	48,187	837,490
Watson Pharmaceuticals, Inc. (a)	52,973	1,512,909
Wyeth	758,674	33,738,233
XenoPort, Inc. (a)	15,634	676,640
Zila, Inc. (a)	4,200	1,050
		423,559,090
TOTAL HEALTH CARE		983,753,471
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
AAR Corp. (a)	26,763	515,991
AeroCentury Corp. (a)	800	8,768
AeroVironment, Inc. (a)	8,200	217,956
Alliant Techsystems, Inc. (a)	17,247	1,872,334
American Science & Engineering, Inc.	4,657	238,532
Applied Signal Technology, Inc.	15,269	236,211
Argon ST, Inc. (a)	14,975	361,497
Astronics Corp. (a)	2,747	47,880
BE Aerospace, Inc. (a)	54,148	1,892,473
Ceradyne, Inc. (a)	12,988	560,172
Cubic Corp.	5,635	142,453
Curtiss-Wright Corp.	22,872	1,178,137
DRS Technologies, Inc.	20,696	1,630,431
Ducommun, Inc. (a)	3,105	98,335
DynCorp International, Inc. Class A (a)	8,722	149,059
Esterline Technologies Corp. (a)	14,157	876,743
GenCorp, Inc. (non-vtg.) (a)	32,091	266,997
General Dynamics Corp.	196,285	18,087,663
Goodrich Corp.	68,691	4,451,864
Heico Corp. Class A	9,890	391,842
Herley Industries, Inc. (a)	3,619	58,157
Hexcel Corp. (a)	52,628	1,392,537
Honeywell International, Inc.	392,927	23,426,308
Innovative Solutions & Support, Inc. (a)(d)	23,580	182,509
Irvine Sensors Corp. (a)	430	150
L-3 Communications Holdings, Inc.	67,080	7,203,721
Ladish Co., Inc. (a)	5,776	187,778

	Shares	Value
Lockheed Martin Corp.	181,434	$ 19,856,137
Moog, Inc. Class A (a)	19,711	893,697
MTC Technologies, Inc. (a)	2,985	71,133
Northrop Grumman Corp.	171,617	12,950,219
Orbital Sciences Corp. (a)	33,015	857,069
Precision Castparts Corp.	75,890	9,167,512
Raytheon Co.	238,873	15,254,430
Rockwell Collins, Inc.	92,983	5,706,367
Spirit AeroSystems Holdings, Inc. Class A (a)	63,523	1,894,891
Stanley, Inc. (a)	7,416	234,049
Sypris Solutions, Inc.	3,224	14,476
Taser International, Inc. (a)(d)	42,685	300,076
Teledyne Technologies, Inc. (a)	18,970	1,056,250
The Boeing Co.	388,864	32,186,273
TransDigm Group, Inc. (a)	10,887	474,673
Triumph Group, Inc.	11,289	702,063
United Technologies Corp.	511,896	36,365,092
		203,660,905
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	17,036	28,109
Atlas Air Worldwide Holdings, Inc. (a)	11,680	722,992
C.H. Robinson Worldwide, Inc.	93,861	6,054,035
Dynamex, Inc. (a)	4,777	119,759
Expeditors International of Washington, Inc.	116,128	5,467,306
FedEx Corp.	157,941	14,484,769
Forward Air Corp.	23,713	878,567
Hub Group, Inc. Class A (a)	17,492	631,111
Pacer International, Inc.	34,535	775,656
United Parcel Service, Inc. Class B (d)	383,398	27,228,926
UTI Worldwide, Inc.	55,295	1,313,809
		57,705,039
Airlines - 0.1%
AirTran Holdings, Inc. (a)(d)	62,329	186,987
Alaska Air Group, Inc. (a)	27,766	542,270
Allegiant Travel Co. (a)	12,630	263,967
AMR Corp. (a)(d)	131,416	944,881
Continental Airlines, Inc. Class B (a)	62,192	896,187
Delta Air Lines, Inc. (a)(d)	147,359	906,258
ExpressJet Holdings, Inc. Class A (a)	42,661	86,602
JetBlue Airways Corp. (a)(d)	80,304	318,807
MAIR Holdings, Inc. (a)	6,324	26,561
Mesa Air Group, Inc. (a)	12,128	8,732
Northwest Airlines Corp. (a)	116,321	821,226
Pinnacle Airlines Corp. (a)(d)	13,246	86,231
Republic Airways Holdings, Inc. (a)	14,499	176,598
SkyWest, Inc.	25,270	390,674
Southwest Airlines Co.	405,240	5,292,434
UAL Corp. (d)	60,912	520,188
US Airways Group, Inc. (a)	40,418	160,055
		11,628,658
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.2%
Aaon, Inc.	4,021	$ 84,521
American Woodmark Corp. (d)	8,120	182,944
Ameron International Corp.	7,610	872,639
Apogee Enterprises, Inc.	31,812	755,217
Armstrong World Industries, Inc.	10,573	343,411
Builders FirstSource, Inc. (a)(d)	7,165	52,448
Gibraltar Industries, Inc.	13,833	223,126
Griffon Corp. (a)	6,305	56,997
Insteel Industries, Inc.	19,514	312,809
Lennox International, Inc.	32,284	1,040,190
Masco Corp.	201,834	3,742,002
NCI Building Systems, Inc. (a)	8,960	279,910
Owens Corning (a)	56,779	1,466,602
Patrick Industries, Inc. (a)	600	4,356
Quanex Building Products Corp. (a)	21,263	374,229
Simpson Manufacturing Co. Ltd. (d)	24,564	647,998
Trane, Inc.	92,603	4,298,631
Trex Co., Inc. (a)(d)	1,672	18,726
Universal Forest Products, Inc.	10,472	355,315
USG Corp. (a)(d)	39,649	1,350,048
		16,462,119
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	38,140	832,596
ACCO Brands Corp. (a)	27,832	426,943
Administaff, Inc.	13,010	363,239
Advisory Board Co. (a)	12,585	581,049
Allied Waste Industries, Inc. (a)	160,705	2,164,696
American Ecology Corp.	14,777	424,395
American Reprographics Co. (a)	18,051	330,153
Angelica Corp.	2,508	54,449
APAC Customer Services, Inc. (a)	4,300	6,149
Avery Dennison Corp.	51,610	2,662,044
Barrett Business Services, Inc.	2,508	32,980
Bowne & Co., Inc.	30,535	469,323
Casella Waste Systems, Inc. Class A (a)	27,789	310,125
CBIZ, Inc. (a)	13,495	114,977
CDI Corp.	7,155	203,918
Cenveo, Inc. (a)	19,834	231,661
ChoicePoint, Inc. (a)	38,054	1,852,469
Cintas Corp.	75,810	2,237,911
Clean Harbors, Inc. (a)	7,762	551,335
Comfort Systems USA, Inc.	22,487	301,326
Comsys IT Partners, Inc. (a)	36	361
Consolidated Graphics, Inc. (a)	10,742	590,058
Copart, Inc. (a)	37,737	1,698,165
Cornell Companies, Inc. (a)	1,672	37,185
Corporate Executive Board Co.	28,235	1,275,375
Corrections Corp. of America (a)	72,354	1,865,286
CoStar Group, Inc. (a)(d)	12,805	600,555
Courier Corp.	2,999	70,447
Covanta Holding Corp. (a)(d)	63,735	1,782,668

	Shares	Value
CRA International, Inc. (a)	9,397	$ 327,673
Deluxe Corp.	24,238	546,082
Diamond Management & Technology Consultants, Inc. (d)	6,807	36,077
Dun & Bradstreet Corp.	30,301	2,776,178
EnergySolutions, Inc.	15,000	381,000
Ennis, Inc.	10,422	196,872
Equifax, Inc. (d)	72,173	2,754,122
Exponent, Inc. (a)	10,000	326,200
First Advantage Corp. Class A (a)	10,000	200,700
FTI Consulting, Inc. (a)	25,683	1,542,521
Fuel Tech, Inc. (a)(d)	12,102	307,875
G&K Services, Inc. Class A	11,022	385,660
GeoEye, Inc. (a)	16,127	274,965
GP Strategies Corp. (a)	1,600	15,936
Healthcare Services Group, Inc.	26,140	461,110
Heidrick & Struggles International, Inc.	9,533	273,120
Herman Miller, Inc.	27,876	691,325
HNI Corp. (d)	29,786	747,033
Hudson Highland Group, Inc. (a)	6,919	86,695
Huron Consulting Group, Inc. (a)	19,198	1,028,821
ICT Group, Inc. (a)	4,570	48,442
IHS, Inc. Class A (a)	18,231	1,085,838
IKON Office Solutions, Inc.	41,680	503,911
InnerWorkings, Inc. (a)(d)	33,190	425,828
Innotrac Corp. (a)	1,400	5,726
Interface, Inc. Class A	32,273	456,986
Intersections, Inc. (a)	8,825	82,779
Kelly Services, Inc. Class A (non-vtg.)	22,445	471,345
Kenexa Corp. (a)	14,889	299,864
Kforce, Inc. (a)	30,240	279,720
Kimball International, Inc. Class B	18,777	198,097
Knoll, Inc.	22,702	336,671
Korn/Ferry International (a)	27,902	468,754
Layne Christensen Co. (a)	17,863	913,335
Learning Tree International, Inc. (a)	3,821	67,632
LECG Corp. (a)	11,382	114,958
M&F Worldwide Corp. (a)(d)	6,880	246,235
Manpower, Inc.	43,348	2,730,924
McGrath RentCorp.	20,429	564,453
Metalico, Inc. (a)(d)	15,943	253,494
Mine Safety Appliances Co.	16,439	677,944
Mobile Mini, Inc. (a)(d)	17,986	434,722
Monster Worldwide, Inc. (a)	63,567	1,569,469
Multi-Color Corp.	6,000	133,500
Navigant Consulting, Inc. (a)	31,134	627,350
On Assignment, Inc. (a)	30,613	255,312
PeopleSupport, Inc. (a)(d)	34,712	321,086
PHH Corp. (a)	23,803	448,210
Pike Electric Corp. (a)	13,966	217,730
Pitney Bowes, Inc.	116,617	4,234,363
Protection One, Inc. (a)(d)	1,019	8,672
R.R. Donnelley & Sons Co.	131,462	4,315,897
RCM Technologies, Inc. (a)	1,400	6,048
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	90,000	$ 2,963,700
Resources Connection, Inc.	37,123	779,954
Robert Half International, Inc.	91,729	2,254,699
Rollins, Inc.	31,849	506,718
RSC Holdings, Inc. (d)	36,805	433,563
Schawk, Inc. Class A	4,896	81,959
School Specialty, Inc. (a)	6,351	199,358
Spherion Corp. (a)	36,388	183,032
Spherix, Inc. (a)	2,713	2,794
Standard Register Co.	7,404	87,960
Steelcase, Inc. Class A	20,379	256,775
Stericycle, Inc. (a)	48,426	2,823,236
Superior Uniform Group, Inc.	1,000	8,990
Team, Inc. (a)	16,100	515,844
Teletech Holdings, Inc. (a)	22,443	579,927
Tetra Tech, Inc. (a)	27,267	720,939
The Brink's Co.	20,872	1,512,803
The Geo Group, Inc. (a)	27,497	632,156
TRC Companies, Inc. (a)	5,282	27,361
TrueBlue, Inc. (a)	16,970	247,083
United Stationers, Inc. (a)(d)	13,932	589,881
Viad Corp.	16,478	543,444
Virco Manufacturing Co.	3,120	15,600
Volt Information Sciences, Inc. (a)	2,508	37,520
Waste Connections, Inc. (a)	41,658	1,367,632
Waste Management, Inc.	274,549	10,413,644
Watson Wyatt Worldwide, Inc. Class A	21,050	1,232,899
		87,256,569
Construction & Engineering - 0.4%
AECOM Technology Corp.	44,551	1,434,988
EMCOR Group, Inc. (a)	32,086	941,724
Fluor Corp.	48,576	9,061,853
Foster Wheeler Ltd. (a)	83,603	6,368,041
Furmanite Corp. (a)	20,546	186,352
Granite Construction, Inc.	26,266	960,548
Great Lakes Dredge & Dock Corp.	45,451	274,979
Insituform Technologies, Inc. Class A (a)(d)	21,456	395,649
Integrated Electrical Services, Inc. (a)	13,972	255,129
Jacobs Engineering Group, Inc. (a)	66,126	6,267,422
KBR, Inc.	95,907	3,328,932
Michael Baker Corp. (a)	5,000	112,350
Northwest Pipe Co. (a)	12,239	575,111
Orion Marine Group, Inc. (a)	10,000	150,200
Perini Corp. (a)	13,944	536,705
Quanta Services, Inc. (a)	99,089	3,174,812
Shaw Group, Inc. (a)	43,000	2,623,000
Sterling Construction Co., Inc. (a)	10,000	198,900
URS Corp. (a)	44,139	2,110,286
		38,956,981

	Shares	Value
Electrical Equipment - 0.8%
A.O. Smith Corp.	12,801	$ 462,756
Active Power, Inc. (a)	10,509	14,713
Acuity Brands, Inc.	21,074	1,122,191
Allied Motion Technologies, Inc. (a)	4,896	26,585
American Superconductor Corp. (a)(d)	45,910	1,619,705
AMETEK, Inc.	55,851	2,865,156
AZZ, Inc. (a)	2,866	89,935
Baldor Electric Co.	19,489	686,013
Beacon Power Corp. (a)	362	684
Belden, Inc.	28,834	1,207,856
Brady Corp. Class A	24,363	943,092
C&D Technologies, Inc. (a)(d)	5,300	32,754
Capstone Turbine Corp. (a)(d)	191,870	721,431
Chase Corp.	1,000	18,750
Coleman Cable, Inc. (a)(d)	900	9,990
Cooper Industries Ltd. Class A	110,172	5,137,320
Emerson Electric Co.	445,536	25,921,284
Encore Wire Corp. (d)	8,240	186,636
Energy Conversion Devices, Inc. (a)(d)	21,986	1,395,671
Energy Focus, Inc. (a)	3,941	9,380
EnerSys (a)(d)	19,892	620,829
Espey Manufacturing & Electronics Corp.	1,488	33,778
Evergreen Solar, Inc. (a)(d)	84,676	880,630
First Solar, Inc. (a)	19,690	5,267,863
Franklin Electric Co., Inc.	16,711	676,796
FuelCell Energy, Inc. (a)(d)	59,982	607,618
General Cable Corp. (a)	28,716	2,033,093
GrafTech International Ltd. (a)	65,885	1,739,364
Hubbell, Inc. Class B	30,447	1,424,006
II-VI, Inc. (a)	14,172	554,267
LSI Industries, Inc.	12,688	135,000
MagneTek, Inc. (a)	3,582	16,119
Medis Technologies Ltd. (a)(d)	4,420	27,360
Microvision, Inc. (a)(d)	3,976	13,757
Millennium Cell, Inc. (a)	300	15
Nexxus Lighting, Inc. (a)	2,100	17,220
Nortech Systems, Inc. (a)	1,634	13,039
Plug Power, Inc. (a)	25,662	80,579
Polypore International, Inc.	9,236	218,893
Powell Industries, Inc. (a)	3,702	197,946
Power-One, Inc. (a)	23,022	69,987
PowerSecure International, Inc. (a)(d)	3,463	34,907
Regal-Beloit Corp.	18,753	872,015
Rockwell Automation, Inc.	72,154	4,224,617
Roper Industries, Inc.	46,497	3,024,165
Satcon Technology Corp. (a)(d)	1,200	3,456
SL Industries, Inc. (a)	2,508	36,868
Sunpower Corp. Class A (a)(d)	21,702	1,777,394
Superior Essex, Inc. (a)	23,225	1,010,288
Tech/Ops Sevcon, Inc.	2,508	18,559
Thomas & Betts Corp. (a)	33,906	1,439,988
Ultralife Batteries, Inc. (a)	600	7,578
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
UQM Technologies, Inc. (a)	3,800	$ 9,614
Valence Technology, Inc. (a)(d)	12,072	48,892
Valpey Fisher Corp. (a)	2,100	8,715
Vicor Corp.	5,067	57,206
Woodward Governor Co.	36,446	1,467,680
		71,142,003
Industrial Conglomerates - 2.6%
3M Co.	365,485	28,347,017
Carlisle Companies, Inc.	41,111	1,374,341
General Electric Co.	5,658,037	173,814,897
McDermott International, Inc. (a)	124,450	7,719,634
Raven Industries, Inc. (d)	17,449	658,700
Standex International Corp.	6,568	135,629
Teleflex, Inc.	22,935	1,359,816
Textron, Inc.	139,832	8,746,492
Tredegar Corp.	28,430	415,362
Tyco International Ltd.	275,119	12,432,628
Walter Industries, Inc.	28,992	2,703,214
		237,707,730
Machinery - 2.3%
3D Systems Corp. (a)(d)	2,508	22,973
Actuant Corp. Class A	38,259	1,396,836
AGCO Corp. (a)	52,092	3,147,920
Alamo Group, Inc.	200	4,630
Albany International Corp. Class A	18,400	636,824
Altra Holdings, Inc. (a)	22,128	385,470
American Railcar Industries, Inc. (d)	10,474	219,221
Ampco-Pittsburgh Corp.	6,549	305,576
Astec Industries, Inc. (a)	13,584	528,553
Axsys Technologies, Inc. (a)	2,633	155,768
Badger Meter, Inc.	7,471	367,200
Barnes Group, Inc.	30,587	976,949
Blount International, Inc. (a)	31,035	434,800
Briggs & Stratton Corp.	24,714	364,532
Bucyrus International, Inc. Class A	40,278	2,850,877
Cascade Corp.	6,465	325,577
Caterpillar, Inc.	350,799	28,990,029
Chart Industries, Inc. (a)	19,020	796,748
CIRCOR International, Inc.	14,659	782,937
CLARCOR, Inc.	25,118	1,090,624
Colfax Corp.	10,800	267,732
Columbus McKinnon Corp. (NY Shares) (a)	8,038	229,163
Commercial Vehicle Group, Inc. (a)	19,815	276,221
Crane Co.	25,960	1,185,074
Cummins, Inc.	103,847	7,312,906
Danaher Corp.	141,547	11,066,144
Deere & Co.	244,182	19,861,764
Donaldson Co., Inc.	40,645	2,092,405
Dover Corp.	107,254	5,800,296

	Shares	Value
Dynamic Materials Corp.	10,162	$ 440,828
Eaton Corp.	90,294	8,729,624
EnPro Industries, Inc. (a)	12,676	508,308
ESCO Technologies, Inc. (a)(d)	15,486	797,684
Federal Signal Corp.	42,097	567,468
Flanders Corp. (a)	9,957	71,292
Flow International Corp. (a)	28,106	285,557
Flowserve Corp.	30,503	4,225,276
Force Protection, Inc. (a)(d)	28,600	122,122
FreightCar America, Inc.	8,359	364,452
Gardner Denver, Inc. (a)	31,535	1,673,247
Gehl Co. (a)(d)	10,898	174,368
Gorman-Rupp Co.	10,248	449,887
Graco, Inc. (d)	33,485	1,353,464
Greenbrier Companies, Inc.	4,470	117,338
Hardinge, Inc.	11,551	162,292
Harsco Corp.	46,564	2,948,432
Hirsch International Corp. Class A (a)	900	1,386
Hurco Companies, Inc. (a)	3,204	116,081
IDEX Corp.	46,477	1,805,167
Illinois Tool Works, Inc.	253,534	13,614,776
Ingersoll-Rand Co. Ltd. Class A	150,772	6,639,999
ITT Corp.	100,615	6,640,590
Joy Global, Inc.	60,767	5,118,404
K-Tron International, Inc. (a)	1,000	136,780
Kadant, Inc. (a)	4,460	119,216
Kaydon Corp.	19,607	1,198,184
Kennametal, Inc.	45,728	1,767,387
L.B. Foster Co. Class A (a)	12,372	423,494
Lincoln Electric Holdings, Inc.	22,247	1,834,933
Lindsay Corp.	11,966	1,256,430
Manitowoc Co., Inc.	68,127	2,650,140
Middleby Corp. (a)(d)	8,942	510,499
Milacron, Inc. (a)	275	352
Miller Industries, Inc. (a)	360	4,028
Mueller Industries, Inc.	22,488	804,846
Mueller Water Products, Inc. Class B	61,652	610,355
NACCO Industries, Inc. Class A	2,834	246,161
NN, Inc.	14,100	183,441
Nordson Corp.	19,922	1,431,396
Omega Flex, Inc.	300	5,379
Oshkosh Co.	44,807	1,810,651
PACCAR, Inc.	217,028	11,587,125
Pall Corp.	72,554	2,960,929
Parker Hannifin Corp.	92,783	7,855,937
Pentair, Inc.	53,217	1,991,912
RBC Bearings, Inc. (a)	25,395	956,884
Robbins & Myers, Inc.	12,478	505,234
SPX Corp.	28,834	3,831,462
Sun Hydraulics Corp.	15,000	601,650
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	759,886
Tennant Co.	7,549	265,498
Terex Corp. (a)	55,079	3,929,887
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Timken Co.	45,022	$ 1,649,156
Titan International, Inc.	15,739	622,163
Toro Co.	18,185	710,670
Trinity Industries, Inc. (d)	46,212	1,887,760
Twin Disc, Inc.	8,348	158,612
Valmont Industries, Inc.	9,929	1,140,246
Wabash National Corp.	10,432	89,507
Wabtec Corp.	25,638	1,193,962
Watts Water Technologies, Inc. Class A (d)	14,756	418,480
		206,914,423
Marine - 0.1%
Alexander & Baldwin, Inc.	27,063	1,392,933
American Commercial Lines, Inc. (a)	16,002	245,471
Eagle Bulk Shipping, Inc. (d)	38,563	1,285,690
Excel Maritime Carriers Ltd.	10,068	516,488
Genco Shipping & Trading Ltd. (d)	11,470	805,653
Horizon Lines, Inc. Class A (d)	12,977	163,121
Kirby Corp. (a)	27,057	1,505,993
OceanFreight, Inc. (d)	15,914	422,039
TBS International Ltd. Class A (a)	8,358	389,316
		6,726,704
Road & Rail - 1.0%
AMERCO (a)(d)	5,493	326,888
Arkansas Best Corp.	14,333	532,614
Avis Budget Group, Inc. (a)	45,638	635,281
Burlington Northern Santa Fe Corp.	173,816	19,649,899
Celadon Group, Inc. (a)	4,374	49,864
Con-way, Inc.	25,695	1,254,173
Covenant Transport Group, Inc. Class A (a)	2,866	13,585
CSX Corp.	223,861	15,459,841
Dollar Thrifty Automotive Group, Inc. (a)	11,579	162,106
Genesee & Wyoming, Inc. Class A (a)	22,228	907,347
Heartland Express, Inc.	37,647	579,764
Hertz Global Holdings, Inc. (a)	82,332	1,088,429
J.B. Hunt Transport Services, Inc.	46,757	1,629,014
Kansas City Southern (a)(d)	42,908	2,143,684
Knight Transportation, Inc. (d)	37,691	688,238
Landstar System, Inc.	27,002	1,504,551
Marten Transport Ltd. (a)	5,037	90,263
Norfolk Southern Corp.	210,154	14,160,177
Old Dominion Freight Lines, Inc. (a)	16,944	511,370
Quality Distribution, Inc. (a)	633	2,216
Ryder System, Inc.	31,077	2,281,984
Saia, Inc. (a)	3,559	49,506
Union Pacific Corp.	294,176	24,213,627
Werner Enterprises, Inc.	21,388	405,089
YRC Worldwide, Inc. (a)(d)	30,734	536,616
		88,876,126

	Shares	Value
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	$ 47,110
Aircastle Ltd.	24,900	319,467
Applied Industrial Technologies, Inc.	16,649	459,013
Beacon Roofing Supply, Inc. (a)(d)	32,220	393,406
BlueLinx Corp. (d)	10,747	51,156
Electro Rent Corp.	2,627	37,093
Fastenal Co. (d)	79,420	3,926,525
GATX Corp.	22,906	1,129,495
H&E Equipment Services, Inc. (a)	6,730	94,557
Houston Wire & Cable Co. (d)	12,212	263,535
Huttig Building Products, Inc. (a)	1,077	2,520
Interline Brands, Inc. (a)	23,660	422,568
Kaman Corp.	15,960	413,364
Lawson Products, Inc.	2,164	56,242
MSC Industrial Direct Co., Inc. Class A	24,416	1,330,672
Rush Enterprises, Inc. Class A (a)	12,360	199,985
TAL International Group, Inc.	19,431	522,111
United Rentals, Inc.	50,398	1,037,695
W.W. Grainger, Inc.	37,017	3,378,171
Watsco, Inc. (d)	15,220	707,730
WESCO International, Inc. (a)	22,577	1,000,387
Willis Lease Finance Corp. (a)	1,200	13,224
		15,806,026
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,624	851,742
Quixote Corp.	700	7,140
		858,882
TOTAL INDUSTRIALS		1,043,702,165
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.3%
3Com Corp. (a)	209,846	528,812
Acme Packet, Inc. (a)	28,974	261,056
ADC Telecommunications, Inc. (a)	65,644	1,033,237
Adtran, Inc.	39,636	986,540
Alliance Fiber Optic Products, Inc. (a)	2,400	3,600
AltiGen Communications, Inc. (a)	3,200	4,640
Anaren, Inc. (a)	13,791	179,421
Arris Group, Inc. (a)	64,448	603,233
Aruba Networks, Inc. (a)	15,800	99,224
Avanex Corp. (a)	34,921	41,207
Avocent Corp. (a)	37,291	735,751
Aware, Inc. (a)	7,998	28,953
Bel Fuse, Inc. Class B (non-vtg.)	8,180	214,234
BigBand Networks, Inc. (a)	20,235	107,246
Black Box Corp.	7,979	228,997
Blonder Tongue Laboratories, Inc. (a)	3,900	4,563
Blue Coat Systems, Inc. (a)	19,836	359,428
Bookham, Inc. (a)	59,145	120,064
Channell Commercial Corp. (a)	800	960
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)(d)	52,062	$ 1,591,015
Cisco Systems, Inc. (a)	3,390,855	90,603,646
Comarco, Inc.	450	1,449
CommScope, Inc. (a)	37,340	2,048,099
Communications Systems, Inc.	2,718	30,034
Comtech Telecommunications Corp. (a)	13,730	635,699
Corning, Inc.	880,885	24,083,396
Digi International, Inc. (a)	5,248	47,337
Ditech Networks, Inc. (a)	8,447	20,104
Dycom Industries, Inc. (a)	23,493	402,905
EchoStar Holding Corp. Class A (a)	20,120	751,281
EMS Technologies, Inc. (a)	12,115	331,709
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	263,328
F5 Networks, Inc. (a)	41,811	1,256,421
Finisar Corp. (a)	154,118	283,577
Foundry Networks, Inc. (a)	98,330	1,337,288
Globecomm Systems, Inc. (a)	13,582	131,881
Harmonic, Inc. (a)	57,982	557,787
Harris Corp.	79,752	5,246,087
Harris Stratex Networks, Inc. Class A (a)	18,880	212,211
Hughes Communications, Inc. (a)	3,000	139,170
Infinera Corp.	35,600	508,368
InterDigital, Inc. (a)(d)	34,017	850,085
ISCO International, Inc. (a)	1,800	270
Ixia (a)	18,466	149,390
JDS Uniphase Corp. (a)(d)	107,503	1,329,812
Juniper Networks, Inc. (a)(d)	302,810	8,333,331
KVH Industries, Inc. (a)	1,838	16,174
Lantronix, Inc. (a)	500	431
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	2
Loral Space & Communications Ltd. (a)	7,589	147,151
MasTec, Inc. (a)	15,448	182,132
Motorola, Inc.	1,250,650	11,668,565
MRV Communications, Inc. (a)	107,785	191,857
NETGEAR, Inc. (a)	22,719	431,434
Network Engines, Inc. (a)	2,300	2,921
Network Equipment Technologies, Inc. (a)(d)	17,660	86,357
Nextwave Wireless, Inc. (a)(d)	16,900	90,753
NMS Communications Corp. (a)	2,800	3,248
NumereX Corp. Class A (a)	3,105	23,567
Occam Networks, Inc. (a)	85	363
Oplink Communications, Inc. (a)	17,767	196,858
Opnext, Inc. (a)	11,814	68,521
Optelecom Nkf, Inc. (a)	529	4,497
Optical Cable Corp. (a)	656	4,139
ORBCOMM, Inc. (a)(d)	23,301	144,233
Packeteer, Inc. (a)	5,266	37,389
Parkervision, Inc. (a)(d)	17,441	194,642
PC-Tel, Inc.	2,627	25,981

	Shares	Value
Pegasus Wireless Corp. warrants 8/11/08 (a)	1,700	$ 0
Performance Technologies, Inc. (a)	3,463	19,185
Plantronics, Inc.	29,154	708,151
Polycom, Inc. (a)	45,009	1,121,624
Powerwave Technologies, Inc. (a)(d)	103,954	418,935
Proxim Wireless Corp. (a)	610	384
QUALCOMM, Inc.	911,450	44,241,783
Radyne Corp. (a)	10,000	112,100
Riverbed Technology, Inc. (a)	27,694	497,107
SCM Microsystems, Inc. (a)	600	1,782
SeaChange International, Inc. (a)	5,553	43,647
Soapstone Networks, Inc.	2,866	15,276
Sonus Networks, Inc. (a)(d)	127,839	548,429
Starent Networks Corp. (d)	17,710	310,102
Sycamore Networks, Inc. (a)	161,765	548,383
Symmetricom, Inc. (a)	9,258	38,976
Tekelec (a)	39,611	665,069
Tellabs, Inc. (a)	242,872	1,321,224
Telular Corp. (a)	2,100	7,623
Tollgrade Communications, Inc. (a)	2,548	13,555
UTStarcom, Inc. (a)(d)	75,765	363,672
Veramark Technologies, Inc. (a)	2,300	1,380
ViaSat, Inc. (a)	15,135	326,008
Wegener Corp. (a)	3,500	3,920
Westell Technologies, Inc. Class A (a)	4,212	5,981
Zhone Technologies, Inc. (a)	52,590	50,486
		211,592,843
Computers & Peripherals - 3.9%
ActivIdentity Corp. (a)	55,312	157,086
Adaptec, Inc. (a)	86,311	278,785
Apple, Inc. (a)	496,017	93,623,209
Astro-Med, Inc.	5,359	53,590
Avid Technology, Inc. (a)(d)	17,853	383,125
Brocade Communications Systems, Inc. (a)(d)	249,563	2,011,478
Concurrent Computer Corp. (a)	11,487	7,926
Cray, Inc. (a)	27,805	173,225
Data Domain, Inc.	14,767	354,408
Datalink Corp. (a)	2,627	12,478
Dataram Corp.	3,881	12,613
Dell, Inc. (a)	1,131,891	26,101,406
Diebold, Inc.	32,819	1,295,038
Dot Hill Systems Corp. (a)	5,816	17,448
Electronics for Imaging, Inc. (a)	26,182	433,836
EMC Corp. (a)	1,185,608	20,677,004
Emulex Corp. (a)	47,139	660,889
En Pointe Technologies, Inc. (a)	1,400	3,304
FOCUS Enhancements, Inc. (a)	5,500	2,255
Hauppauge Digital, Inc. (a)	500	1,150
Hewlett-Packard Co.	1,462,223	68,812,214
Hutchinson Technology, Inc. (a)	11,789	169,762
Hypercom Corp. (a)	9,287	45,228
iGO, Inc. (a)	6,906	8,978
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Imation Corp.	17,514	$ 458,166
Immersion Corp. (a)(d)	36,085	309,248
InFocus Corp. (a)	6,448	11,026
Innovex, Inc. (a)	1,500	1,125
Intermec, Inc. (a)	33,285	752,241
International Business Machines Corp.	771,211	99,817,840
Interphase Corp. (a)	2,276	8,467
Intevac, Inc. (a)	15,683	180,355
Iomega Corp. (a)	8,216	31,549
LaserCard Corp. (a)	2,369	17,341
Lexmark International, Inc. Class A (a)	57,487	2,118,971
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	102,146	2,702,783
NetApp, Inc. (a)	196,352	4,787,062
Novatel Wireless, Inc. (a)(d)	24,485	252,440
Overland Storage, Inc. (a)	2,079	2,183
Palm, Inc. (d)	46,540	282,032
Presstek, Inc. (a)	8,481	52,921
QLogic Corp. (a)	65,838	1,039,582
Quantum Corp. (a)	145,293	248,451
Rackable Systems, Inc. (a)	10,523	143,744
Rimage Corp. (a)	7,000	123,760
SanDisk Corp. (a)	122,973	3,481,366
Scan-Optics, Inc. (a)	300	0
Seagate Technology	305,539	6,544,645
Socket Mobile, Inc. (a)	3,300	2,475
STEC, Inc. (a)	9,195	117,236
Stratasys, Inc. (a)(d)	11,359	247,285
Sun Microsystems, Inc. (a)	459,495	5,950,460
Super Micro Computer, Inc. (a)	15,000	107,700
Synaptics, Inc. (a)(d)	15,141	647,581
Teradata Corp. (a)	100,764	2,721,636
Video Display Corp. (a)	3,439	26,652
ViewCast.com, Inc. (a)	13,700	4,384
Western Digital Corp. (a)	118,961	4,464,606
		352,953,748
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	191,788
Advanced Photonix, Inc. Class A (a)	5,286	7,400
Agilent Technologies, Inc. (a)	216,478	8,094,112
Agilysys, Inc.	29,574	308,753
American Technology Corp. (a)	900	1,584
Amphenol Corp. Class A	102,205	4,765,819
Anixter International, Inc. (a)(d)	15,510	1,008,305
Arrow Electronics, Inc. (a)	67,105	2,057,439
Avnet, Inc. (a)	77,453	2,286,413
AVX Corp.	28,540	380,153
Axcess, Inc. (a)	1,600	1,840
Benchmark Electronics, Inc. (a)	29,979	532,727
Brightpoint, Inc. (a)	34,802	342,800

	Shares	Value
CalAmp Corp. (a)	3,621	$ 9,089
Checkpoint Systems, Inc. (a)	28,100	729,757
Clearfield, Inc. (a)	2,800	4,200
Cogent, Inc. (a)(d)	35,833	428,921
Cognex Corp.	28,237	786,683
Coherent, Inc. (a)	16,000	484,320
CTS Corp.	21,333	232,103
CyberOptics Corp. (a)	850	7,616
Daktronics, Inc. (d)	18,380	371,092
Dolby Laboratories, Inc. Class A (a)	26,681	1,280,955
DTS, Inc. (a)	18,993	636,266
Echelon Corp. (a)(d)	24,222	357,517
Electro Scientific Industries, Inc. (a)	25,174	397,749
Entorian Technologies, Inc. (a)	558	586
Excel Technology, Inc. (a)	12,952	337,011
FARO Technologies, Inc. (a)	4,416	126,607
FLIR Systems, Inc. (a)	80,563	3,175,793
Frequency Electronics, Inc.	500	3,350
Gerber Scientific, Inc. (a)	4,538	45,425
Giga-Tronics, Inc. (a)	3,000	4,080
GTSI Corp. (a)	2,376	18,271
IEC Electronics Corp. (a)	100	205
Ingram Micro, Inc. Class A (a)	73,699	1,336,163
InPlay Technologies, Inc. (a)	1,500	750
Insight Enterprises, Inc. (a)	30,442	407,923
IPG Photonics Corp. (a)	11,815	237,363
Iteris, Inc. (a)	1,200	3,576
Itron, Inc. (a)(d)	18,789	1,833,431
Jabil Circuit, Inc.	105,558	1,342,698
Jaco Electronics, Inc. (a)	1,950	2,516
Keithley Instruments, Inc.	11,433	117,074
KEMET Corp. (a)	62,217	250,735
L-1 Identity Solutions, Inc. (a)(d)	39,828	630,876
LeCroy Corp. (a)	2,030	17,560
LightPath Technologies, Inc. Class A (a)	437	739
Littelfuse, Inc. (a)	19,009	718,350
LoJack Corp. (a)	24,509	226,708
Maxwell Technologies, Inc. (a)(d)	1,314	17,936
MDI, Inc. (a)	3,700	1,703
Measurement Specialties, Inc. (a)	3,947	76,888
Mercury Computer Systems, Inc. (a)	16,844	149,406
Merix Corp. (a)	1,450	3,625
Merrimac Industries, Inc. (a)	500	3,415
Mesa Laboratories, Inc.	2,540	51,029
Methode Electronics, Inc. Class A	32,238	368,803
Mettler-Toledo International, Inc. (a)	23,066	2,391,944
Micronetics, Inc. (a)	1,137	8,869
MOCON, Inc.	2,570	28,039
Molex, Inc.	80,651	2,245,324
MTS Systems Corp.	10,980	415,483
Multi-Fineline Electronix, Inc. (a)	2,695	54,035
National Instruments Corp.	42,603	1,353,071
Newport Corp. (a)	27,067	362,156
NU Horizons Electronics Corp. (a)	4,122	23,702
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
OSI Systems, Inc. (a)	12,633	$ 318,478
Park Electrochemical Corp.	11,387	336,486
PC Connection, Inc. (a)	2,687	29,261
Photon Dynamics, Inc. (a)	2,665	33,899
Planar Systems, Inc. (a)	2,649	8,795
Plexus Corp. (a)	30,922	872,928
RadiSys Corp. (a)	4,060	40,722
Research Frontiers, Inc. (a)(d)	2,000	11,720
Richardson Electronics Ltd.	2,923	16,515
Rofin-Sinar Technologies, Inc. (a)	19,978	707,021
Rogers Corp. (a)	16,541	648,242
Sanmina-SCI Corp. (a)	238,408	357,612
ScanSource, Inc. (a)	12,961	388,312
SMART Modular Technologies (WWH), Inc. (a)	9,803	52,740
Spectrum Control, Inc. (a)	1,791	16,316
StockerYale, Inc. (a)	1,200	840
SYNNEX Corp. (a)	6,678	165,948
Tech Data Corp. (a)	35,292	1,291,334
Technitrol, Inc.	21,812	435,149
Trimble Navigation Ltd. (a)	65,715	2,618,086
TTM Technologies, Inc. (a)	23,411	340,864
Tyco Electronics Ltd.	271,825	10,905,619
Universal Display Corp. (a)(d)	21,705	330,133
Vishay Intertechnology, Inc. (a)	82,602	832,628
X-Rite, Inc. (a)	29,750	52,360
Zones, Inc. (a)	4,777	39,171
Zygo Corp. (a)	11,433	136,853
		65,086,651
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	92,359	3,606,619
Ariba, Inc. (a)	57,748	856,980
Art Technology Group, Inc. (a)	66,310	248,663
Autobytel, Inc. (a)	6,680	11,156
Bankrate, Inc. (a)(d)	10,845	547,673
Chordiant Software, Inc. (a)	6,787	43,573
CMGI, Inc. (a)	27,194	407,366
CNET Networks, Inc. (a)	69,923	800,618
Communication Intelligence Corp. (a)	3,800	722
DealerTrack Holdings, Inc. (a)	17,942	377,500
Digital River, Inc. (a)(d)	26,281	1,052,817
DivX, Inc. (a)	15,267	149,464
EarthLink, Inc. (a)	92,443	887,453
EasyLink Services International Corp. (a)	600	1,728
eBay, Inc. (a)	662,643	19,885,916
Entrust, Inc. (a)	15,334	42,935
Equinix, Inc. (a)	20,609	1,967,953
Google, Inc. Class A (sub. vtg.) (a)	128,479	75,262,998
Greenfield Online, Inc. (a)	23,702	301,963
I-Many, Inc. (a)	5,700	5,757
iMergent, Inc. (d)	7,660	88,090

	Shares	Value
InfoSpace, Inc.	22,445	$ 204,923
Innodata Isogen, Inc. (a)	10,986	34,386
Internap Network Services Corp. (a)(d)	31,452	165,752
Internet America, Inc. (a)	4,200	2,352
Internet Capital Group, Inc. (a)	38,165	383,940
Interwoven, Inc. (a)	35,357	474,137
iPass, Inc. (a)	26,101	56,117
j2 Global Communications, Inc. (a)(d)	26,750	709,410
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	2,232
Keynote Systems, Inc. (a)(d)	20,911	282,299
Liquidity Services, Inc. (a)	10,000	111,000
LoopNet, Inc. (a)(d)	11,319	148,618
Marchex, Inc. Class B (d)	33,368	441,125
MIVA, Inc. (a)	3,079	5,234
Move, Inc. (a)	41,866	126,017
NaviSite, Inc. (a)	344	1,304
NIC, Inc.	5,017	40,939
Omniture, Inc. (a)(d)	33,791	832,948
On2.Com, Inc. (a)(d)	22,666	19,493
Onstream Media Corp. (a)	206	190
Openwave Systems, Inc.	28,230	55,895
Perficient, Inc. (a)(d)	16,992	180,285
RealNetworks, Inc. (a)	49,719	362,949
S1 Corp. (a)	50,691	331,519
Saba Software, Inc. (a)	3,088	11,796
SAVVIS, Inc. (a)(d)	16,067	267,998
Selectica, Inc. (a)	6,434	9,072
SonicWALL, Inc. (a)	60,735	485,880
Supportsoft, Inc. (a)	12,011	44,801
Switch & Data Facilities Co., Inc. (a)	16,274	290,491
Terremark Worldwide, Inc. (a)	7,893	49,726
The Knot, Inc. (a)	15,066	174,916
The Sedona Corp. (a)	6,100	1,165
TheStreet.com, Inc.	4,299	33,188
Tumbleweed Communications Corp. (a)	1,858	3,437
United Online, Inc.	31,705	387,752
ValueClick, Inc. (a)	52,554	1,056,861
VeriSign, Inc. (a)	122,659	4,911,266
Vignette Corp. (a)	23,657	306,358
VistaPrint Ltd. (a)(d)	23,150	725,058
Vocus, Inc. (a)	13,408	425,972
WebMD Health Corp. Class A (a)(d)	8,782	263,723
Websense, Inc. (a)	27,212	478,659
Website Pros, Inc. (a)	15,761	129,398
Yahoo!, Inc. (a)	717,844	19,209,505
Zix Corp. (a)(d)	10,905	28,135
		140,816,165
IT Services - 1.6%
Accenture Ltd. Class A	337,551	13,778,832
Acxiom Corp.	35,587	522,061
Affiliated Computer Services, Inc. Class A (a)	51,190	2,774,498
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	44,989	$ 2,701,140
Applied Digital Solutions, Inc. (a)	2,397	2,037
Automatic Data Processing, Inc.	297,592	12,811,336
BearingPoint, Inc. (a)	179,257	243,790
Broadridge Financial Solutions, Inc.	83,191	1,875,125
CACI International, Inc. Class A (a)	15,702	800,331
Ciber, Inc. (a)	37,145	260,758
Cognizant Technology Solutions Corp. Class A (a)	163,518	5,768,915
Computer Sciences Corp. (a)	91,349	4,489,803
Convergys Corp. (a)	67,686	1,091,775
CSG Systems International, Inc. (a)	20,682	274,657
CSP, Inc. (a)	4,299	25,235
CyberSource Corp. (a)	60,885	1,181,778
DST Systems, Inc. (a)(d)	22,971	1,456,361
Edgewater Technology, Inc. (a)	3,344	17,188
Electronic Data Systems Corp.	288,298	7,060,418
eLoyalty Corp. (a)	5,011	41,892
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	26,723	522,702
Fidelity National Information Services, Inc.	108,367	4,365,023
Fiserv, Inc. (a)	91,840	4,808,742
Forrester Research, Inc. (a)	9,538	288,143
Gartner, Inc. Class A (a)	46,439	1,011,906
Genpact Ltd. (d)	29,700	430,650
Gevity HR, Inc.	6,603	49,324
Global Cash Access Holdings, Inc. (a)	20,102	143,729
Global Payments, Inc.	41,747	1,971,293
Hackett Group, Inc. (a)	2,704	14,277
Heartland Payment Systems, Inc. (d)	15,286	394,532
Hewitt Associates, Inc. Class A (a)	55,712	2,181,682
iGate Corp. (a)	5,233	44,742
infoUSA, Inc.	18,601	104,352
Integral Systems, Inc.	10,548	417,595
Iron Mountain, Inc. (a)	97,440	2,926,123
Lionbridge Technologies, Inc. (a)	21,896	53,207
ManTech International Corp. Class A (a)	8,762	441,868
MasterCard, Inc. Class A	39,394	12,158,958
Maximus, Inc.	18,351	674,766
Metavante Holding Co. (a)	59,150	1,505,959
MoneyGram International, Inc.	39,244	53,372
MPS Group, Inc. (a)	54,337	623,789
NeuStar, Inc. Class A (a)	50,349	1,177,663
New Century Equity Holdings Corp. (a)	1,200	196
Online Resources Corp. (a)	30,570	296,529
Paychex, Inc. (d)	183,598	6,343,311
Perot Systems Corp. Class A (a)	49,211	812,966
PFSweb, Inc. (a)	9,924	9,329
RightNow Technologies, Inc. (a)	14,127	209,927
Safeguard Scientifics, Inc. (a)	143,814	198,463

	Shares	Value
SAIC, Inc. (a)	103,979	$ 2,072,301
Sapient Corp. (a)	39,014	257,492
SI International, Inc. (a)	2,710	66,395
SM&A (a)	4,601	22,913
SRA International, Inc. Class A (a)	17,782	419,300
StarTek, Inc. (a)	2,269	19,627
Storage Engine, Inc. (a)	434	1
Sykes Enterprises, Inc. (a)	17,284	357,952
Syntel, Inc. (d)	6,687	218,665
Technology Solutions Co. (a)	455	2,357
The Management Network Group, Inc. (a)	1,200	1,992
The Western Union Co. (d)	421,493	9,964,095
TNS, Inc.	21,195	530,511
Total System Services, Inc.	112,965	2,769,902
TSR, Inc.	100	357
Unisys Corp. (a)	238,680	1,207,721
VeriFone Holdings, Inc. (a)(d)	28,844	423,430
Visa, Inc.	250,826	21,661,333
Wright Express Corp. (a)	24,382	779,736
		142,189,128
Office Electronics - 0.1%
Xerox Corp.	533,793	7,248,909
Zebra Technologies Corp. Class A (a)	42,299	1,590,442
		8,839,351
Semiconductors & Semiconductor Equipment - 2.6%
Actel Corp. (a)	19,572	335,660
Advanced Analogic Technologies, Inc. (a)	28,971	202,218
Advanced Energy Industries, Inc. (a)	22,632	358,491
Advanced Micro Devices, Inc. (a)(d)	325,938	2,242,453
AEHR Test Systems (a)	3,637	31,787
Aetrium, Inc. (a)	2,400	7,512
Altera Corp.	179,824	4,161,127
Amkor Technology, Inc. (a)	62,259	663,681
Amtech Systems, Inc. (a)	4,180	41,089
ANADIGICS, Inc. (a)(d)	46,131	570,179
Analog Devices, Inc.	158,464	5,563,671
Applied Materials, Inc.	758,278	15,021,487
Applied Micro Circuits Corp. (a)	44,590	437,428
Asyst Technologies, Inc. (a)	6,605	23,448
Atheros Communications, Inc. (a)	27,181	908,389
Atmel Corp. (a)	218,380	976,159
ATMI, Inc. (a)	20,924	626,255
Axcelis Technologies, Inc. (a)	87,927	502,063
AXT, Inc. (a)	6,090	28,136
Broadcom Corp. Class A (a)	267,600	7,677,444
Brooks Automation, Inc. (a)	54,086	551,136
Cabot Microelectronics Corp. (a)	15,009	556,834
California Micro Devices Corp. (a)	1,400	4,998
Cavium Networks, Inc. (d)	9,400	244,964
Centillium Communications, Inc. (a)	3,503	2,802
Ceva, Inc. (a)	3,705	31,011
Cirrus Logic, Inc. (a)	72,913	478,309
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cohu, Inc.	16,269	$ 278,363
Conexant Systems, Inc. (a)	158,040	72,698
Credence Systems Corp. (a)	36,936	39,891
Cree, Inc. (a)(d)	40,710	1,034,848
Cymer, Inc. (a)	13,274	410,432
Cypress Semiconductor Corp. (a)	92,993	2,592,645
Diodes, Inc. (a)	14,662	413,908
DSP Group, Inc. (a)	29,152	243,128
Electroglas, Inc. (a)	5,581	10,492
EMCORE Corp. (a)(d)	46,234	363,399
Entegris, Inc. (a)	50,797	390,629
ESS Technology, Inc. (a)	6,403	10,245
Exar Corp. (a)	31,629	248,604
Fairchild Semiconductor International, Inc. (a)	82,940	1,244,100
FEI Co. (a)	16,764	392,948
FormFactor, Inc. (a)	20,616	450,047
FSI International, Inc. (a)	5,015	8,776
Hi/fn, Inc. (a)	1,922	9,725
Hittite Microwave Corp. (a)	10,757	429,742
Ibis Technology Corp. (a)	2,229	580
Ikanos Communications, Inc. (a)	40,760	145,106
Implant Sciences Corp. (a)	200	210
Integrated Device Technology, Inc. (a)	92,539	1,043,840
Integrated Silicon Solution, Inc. (a)	3,011	18,367
Intel Corp.	3,285,939	76,168,066
International Rectifier Corp. (a)	34,327	795,700
Intersil Corp. Class A	65,238	1,818,183
Intest Corp. (a)	2,530	4,326
IXYS Corp. (a)	4,418	51,514
KLA-Tencor Corp.	100,573	4,638,427
Kopin Corp. (a)	11,225	34,012
Kulicke & Soffa Industries, Inc. (a)(d)	45,820	324,406
Lam Research Corp. (a)	69,262	2,818,963
Lattice Semiconductor Corp. (a)	90,325	321,557
Leadis Technology, Inc. (a)	8,517	14,223
Linear Technology Corp. (d)	129,395	4,757,854
LSI Corp. (a)(d)	463,843	3,372,139
LTX Corp. (a)	9,783	28,762
Marvell Technology Group Ltd. (a)	276,064	4,792,471
Mattson Technology, Inc. (a)	45,794	229,886
MEMC Electronic Materials, Inc. (a)	127,737	8,770,422
Micrel, Inc.	15,707	150,787
Micro Component Technology, Inc. (a)	4,500	450
Microchip Technology, Inc.	115,884	4,269,167
Micron Technology, Inc. (a)	460,386	3,715,315
Microsemi Corp. (a)	49,522	1,356,903
Microtune, Inc. (a)	70,701	295,530
Mindspeed Technologies, Inc. (a)	30,106	24,687
MIPS Technologies, Inc. (a)	7,762	29,651
MKS Instruments, Inc. (a)	29,413	692,970

	Shares	Value
Monolithic Power Systems, Inc. (a)	16,235	$ 393,374
MoSys, Inc. (a)	5,107	25,535
Nanometrics, Inc. (a)	800	6,312
National Semiconductor Corp.	141,597	2,980,617
NeoMagic Corp. (a)	200	150
Netlogic Microsystems, Inc. (a)	7,321	276,441
Novellus Systems, Inc. (a)(d)	77,164	1,843,448
NVIDIA Corp. (a)	311,845	7,702,572
Omnivision Technologies, Inc. (a)(d)	37,889	613,802
ON Semiconductor Corp. (a)(d)	240,307	2,376,636
PDF Solutions, Inc. (a)	5,015	28,285
Pericom Semiconductor Corp. (a)	20,374	381,809
Photronics, Inc. (a)	15,942	143,159
Pixelworks, Inc. (a)	6,687	4,882
PLX Technology, Inc. (a)	4,640	38,790
PMC-Sierra, Inc. (a)	148,931	1,267,403
Power Integrations, Inc. (a)	16,000	522,080
QuickLogic Corp. (a)	5,724	11,734
Rambus, Inc. (a)	65,764	1,358,684
Ramtron International Corp. (a)	5,613	25,202
RF Micro Devices, Inc. (a)(d)	130,039	520,156
Rudolph Technologies, Inc. (a)	4,324	43,499
Semitool, Inc. (a)(d)	5,613	47,093
Semtech Corp. (a)	46,483	814,382
Sigma Designs, Inc. (a)(d)	14,725	272,413
Silicon Image, Inc. (a)	50,890	357,757
Silicon Laboratories, Inc. (a)	26,967	993,734
Silicon Storage Technology, Inc. (a)	22,297	72,465
SiRF Technology Holdings, Inc. (a)(d)	35,595	258,776
Skyworks Solutions, Inc. (a)	76,048	785,576
Spansion, Inc. Class A (a)	79,603	250,749
SRS Labs, Inc. (a)	3,224	22,439
Standard Microsystems Corp. (a)	15,940	519,644
Supertex, Inc. (a)	2,545	64,389
Techwell, Inc. (a)	12,000	158,640
Tegal Corp. (a)	508	2,205
Teradyne, Inc. (a)	98,103	1,347,935
Tessera Technologies, Inc. (a)	22,178	467,290
Texas Instruments, Inc.	747,226	24,269,900
Transwitch Corp. (a)	17,260	14,498
Trident Microsystems, Inc. (a)	25,747	120,753
Trio-Tech International	4,299	24,289
TriQuint Semiconductor, Inc. (a)	118,241	787,485
Ultra Clean Holdings, Inc. (a)	15,000	156,450
Ultratech, Inc. (a)(d)	32,001	512,336
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,740,747
Veeco Instruments, Inc. (a)(d)	23,319	448,424
Virage Logic Corp. (a)	3,759	24,885
Volterra Semiconductor Corp. (a)(d)	21,029	334,361
White Electronic Designs Corp. (a)	3,800	17,594
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Xilinx, Inc.	157,820	$ 4,292,704
Zoran Corp. (a)	21,434	313,579
		231,635,887
Software - 3.4%
ACI Worldwide, Inc. (d)	15,442	268,845
Activision, Inc. (a)	162,802	5,494,568
Actuate Corp. (a)	53,146	263,604
Adept Technology, Inc. (a)	680	5,705
Adobe Systems, Inc. (a)	310,750	13,691,645
Advent Software, Inc. (a)	15,807	679,227
American Software, Inc. Class A	4,418	28,894
Ansoft Corp. (a)	13,571	495,070
Ansys, Inc. (a)	46,569	2,202,714
ARI Network Services, Inc. (a)	2,800	4,340
Authentidate Holding Corp. (a)	1,900	969
Autodesk, Inc. (a)	130,521	5,372,244
Bitstream, Inc. Class A (a)	6,051	38,000
Blackbaud, Inc.	31,757	751,371
Blackboard, Inc. (a)	20,402	772,828
BMC Software, Inc. (a)	109,756	4,401,216
Borland Software Corp. (a)	26,015	36,681
Bottomline Technologies, Inc. (a)	26,416	262,839
BSQUARE Corp. (a)	300	1,431
CA, Inc.	230,484	6,117,045
Cadence Design Systems, Inc. (a)	163,058	1,894,734
CAM Commerce Solutions, Inc.	2,747	99,524
Captaris, Inc. (a)	8,598	37,487
Catapult Communications Corp. (a)	1,791	13,200
Citrix Systems, Inc. (a)	100,680	3,446,276
CommVault Systems, Inc. (a)	18,589	325,493
Compuware Corp. (a)	152,129	1,550,195
Concur Technologies, Inc. (a)	23,704	869,226
Convera Corp. Class A (a)(d)	2,323	3,229
Datawatch Corp. (a)	2,268	5,965
Digimarc Corp. (a)	1,730	19,220
Double-Take Software, Inc. (a)	15,000	195,600
Dynamics Research Corp. (a)	2,841	30,456
Electronic Arts, Inc. (a)	181,574	9,115,015
Epicor Software Corp. (a)	38,816	333,041
EPIQ Systems, Inc. (a)	26,916	443,845
FactSet Research Systems, Inc. (d)	24,894	1,610,891
Fair Isaac Corp.	24,213	611,863
FalconStor Software, Inc. (a)(d)	18,520	165,569
GSE Systems, Inc. (a)	452	3,887
i2 Technologies, Inc. (a)(d)	13,978	167,736
Informatica Corp. (a)	51,545	927,810
Interactive Intelligence, Inc. (a)	2,508	32,679
Intervoice, Inc. (a)	13,560	87,598
Intuit, Inc. (a)	173,340	5,019,926
Jack Henry & Associates, Inc.	53,627	1,276,323
JDA Software Group, Inc. (a)	27,990	570,996

	Shares	Value
Lawson Software, Inc. (a)	80,623	$ 703,033
Macrovision Solutions Corp. (a)(d)	45,679	618,037
Magma Design Automation, Inc. (a)	31,318	236,451
Manhattan Associates, Inc. (a)	9,371	238,023
McAfee, Inc. (a)	93,775	3,399,344
Mentor Graphics Corp. (a)	54,371	633,422
MICROS Systems, Inc. (a)	45,614	1,503,894
Microsoft Corp.	4,730,626	133,971,328
MicroStrategy, Inc. Class A (a)	4,892	389,452
Midway Games, Inc. (a)(d)	8,708	19,158
Moldflow Corp. (a)	3,162	69,564
MSC.Software Corp. (a)	32,093	396,990
Napster, Inc. (a)	4,053	6,282
NAVTEQ Corp. (a)	54,478	4,168,112
NetManage, Inc. (a)	1,157	8,226
NetScout Systems, Inc. (a)	9,157	116,385
NetSol Technologies, Inc. (a)	20	56
Novell, Inc. (a)	180,628	1,278,846
Nuance Communications, Inc. (a)	90,947	1,793,475
Opnet Technologies, Inc. (a)	5,444	51,446
Oracle Corp. (a)	2,231,607	50,969,904
Parametric Technology Corp. (a)	82,569	1,550,646
Peerless Systems Corp. (a)	200	408
Pegasystems, Inc.	4,263	52,520
Pervasive Software, Inc. (a)	4,889	22,832
Phoenix Technologies Ltd. (a)	13,582	145,327
Plato Learning, Inc. (a)	2,149	5,652
Progress Software Corp. (a)	21,807	679,070
PROS Holdings, Inc.	15,000	174,900
QAD, Inc.	4,871	37,312
Quality Systems, Inc. (d)	16,154	531,951
Quest Software, Inc. (a)	35,867	610,098
Radiant Systems, Inc. (a)	15,620	211,807
Red Hat, Inc. (a)	111,599	2,718,552
Renaissance Learning, Inc.	5,254	78,547
Salesforce.com, Inc. (a)	58,325	4,217,481
Secure Computing Corp. (a)	45,298	241,438
Smith Micro Software, Inc. (a)	4,403	37,161
Solera Holdings, Inc.	26,853	732,281
Sonic Foundry, Inc. (a)	1,800	1,224
Sonic Solutions, Inc. (a)(d)	21,391	205,354
Sourcefire, Inc. (a)(d)	3,343	25,541
SourceForge, Inc. (a)	13,735	21,427
SPSS, Inc. (a)	15,992	629,605
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	3,171
Sybase, Inc. (a)	41,881	1,341,030
Symantec Corp. (a)	482,067	10,475,316
Symyx Technologies, Inc. (a)	19,320	148,378
Synchronoss Technologies, Inc. (a)(d)	14,204	188,771
Synopsys, Inc. (a)	96,141	2,533,315
Take-Two Interactive Software, Inc. (a)	40,097	1,085,426
Taleo Corp. Class A (a)	14,135	279,732
THQ, Inc. (a)	42,616	914,113
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	106,205	$ 819,903
TiVo, Inc. (a)(d)	56,834	477,974
Tyler Technologies, Inc. (a)	34,991	551,458
Ultimate Software Group, Inc. (a)	18,927	716,008
Vasco Data Security International, Inc. (a)(d)	22,415	290,498
Versant Corp. (a)	320	10,698
VMware, Inc. Class A (d)	23,363	1,604,337
Voxware, Inc. (a)	63	259
Wave Systems Corp. Class A (a)	700	735
Wayside Technology Group, Inc.	1,433	13,685
Wind River Systems, Inc. (a)	35,161	380,442
		305,084,831
TOTAL INFORMATION TECHNOLOGY		1,458,198,604
MATERIALS - 4.1%
Chemicals - 2.2%
A. Schulman, Inc.	16,718	377,660
Air Products & Chemicals, Inc.	112,967	11,513,597
Airgas, Inc.	40,412	2,391,178
Albemarle Corp.	46,625	2,073,414
American Pacific Corp. (a)	800	13,560
American Vanguard Corp. (d)	9,611	128,499
Arch Chemicals, Inc.	12,054	458,414
Ashland, Inc.	41,528	2,228,808
Balchem Corp.	13,014	321,706
Cabot Corp.	29,997	961,104
Calgon Carbon Corp. (a)(d)	38,444	681,228
Celanese Corp. Class A	78,977	3,846,180
CF Industries Holdings, Inc.	26,664	3,650,302
Chemtura Corp.	165,560	1,445,339
Cytec Industries, Inc.	26,348	1,664,140
Dow Chemical Co.	534,831	21,607,172
E.I. du Pont de Nemours & Co.	510,794	24,472,141
Eastman Chemical Co.	40,350	3,091,214
Ecolab, Inc.	100,372	4,499,677
Eden Bioscience Corp. (a)	930	1,953
Ferro Corp.	18,316	354,598
Flotek Industries, Inc. (a)(d)	12,942	221,696
FMC Corp.	36,061	2,667,793
GenTek, Inc. (a)	4,202	123,161
Georgia Gulf Corp. (d)	20,139	85,389
H.B. Fuller Co.	28,660	712,774
Hawkins, Inc.	6,199	93,915
Hercules, Inc.	60,854	1,255,418
Huntsman Corp.	55,789	1,223,453
ICO, Inc. (a)(d)	28,426	200,119
International Flavors & Fragrances, Inc.	43,573	1,828,323
Intrepid Potash, Inc.	16,730	822,447

	Shares	Value
Koppers Holdings, Inc.	8,700	$ 375,666
Kronos Worldwide, Inc.	87	1,927
Landec Corp. (a)	21,495	172,175
LSB Industries, Inc. (a)(d)	15,233	277,850
Lubrizol Corp.	38,646	2,168,041
Material Sciences Corp. (a)	1,552	11,966
Minerals Technologies, Inc.	16,405	1,141,952
Monsanto Co.	306,768	39,082,243
Nalco Holding Co.	86,882	2,112,970
Nanophase Technologies Corp. (a)	4,415	14,349
NewMarket Corp.	8,586	672,026
NL Industries, Inc.	6,360	73,140
Olin Corp.	40,214	904,815
OM Group, Inc. (a)	16,631	723,116
OMNOVA Solutions, Inc. (a)	3,702	13,364
Penford Corp.	7,525	163,970
PolyOne Corp. (a)	82,298	636,987
PPG Industries, Inc.	90,823	5,724,574
Praxair, Inc.	176,954	16,821,247
Quaker Chemical Corp.	16,836	538,247
Rockwood Holdings, Inc. (a)	19,618	720,373
Rohm & Haas Co.	80,046	4,320,883
RPM International, Inc.	72,491	1,778,204
Sensient Technologies Corp.	23,693	745,145
Sigma Aldrich Corp.	59,760	3,511,498
Spartech Corp.	13,865	149,326
Stepan Co.	9,873	403,707
Terra Industries, Inc.	47,555	2,074,825
Terra Nitrogen Co. LP	4,070	597,435
The Mosaic Co. (a)	82,289	10,312,457
The Scotts Miracle-Gro Co. Class A	26,966	760,441
Tronox, Inc. Class A (d)	31,374	111,378
Valspar Corp.	56,080	1,265,165
W.R. Grace & Co. (a)	30,882	836,285
Westlake Chemical Corp.	10,398	180,405
Zep, Inc.	10,537	173,018
Zoltek Companies, Inc. (a)(d)	13,761	415,995
		195,003,537
Construction Materials - 0.1%
Eagle Materials, Inc.	22,180	795,153
Headwaters, Inc. (a)(d)	13,170	143,158
Martin Marietta Materials, Inc. (d)	22,049	2,572,898
Texas Industries, Inc.	14,848	1,082,419
U.S. Concrete, Inc. (a)	30,514	160,199
Vulcan Materials Co. (d)	49,326	3,794,649
		8,548,476
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	123,559
Aptargroup, Inc.	39,440	1,763,757
Ball Corp.	58,784	3,191,971
Bemis Co., Inc.	49,125	1,306,725
Caraustar Industries, Inc. (a)	6,248	14,370
Chesapeake Corp.	13,027	44,943
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Crown Holdings, Inc. (a)	92,242	$ 2,661,182
Graphic Packaging Holding Co. (a)	22,196	66,366
Greif, Inc. Class A	16,522	1,107,635
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,118
Myers Industries, Inc.	14,920	181,278
Owens-Illinois, Inc. (a)	83,449	4,774,952
Packaging Corp. of America	56,695	1,476,338
Pactiv Corp. (a)	73,083	1,800,034
Rock-Tenn Co. Class A	21,495	767,157
Sealed Air Corp.	88,338	2,151,914
Silgan Holdings, Inc.	11,531	659,919
Smurfit-Stone Container Corp. (a)	177,211	1,192,630
Sonoco Products Co.	62,797	2,174,032
Temple-Inland, Inc.	46,513	677,694
		26,142,574
Metals & Mining - 1.3%
A.M. Castle & Co.	9,744	319,896
AK Steel Holding Corp.	63,408	4,501,968
Alcoa, Inc.	459,501	18,651,146
Allegheny Technologies, Inc.	54,444	4,083,300
Amcol International Corp.	17,731	547,179
Brush Engineered Materials, Inc. (a)	9,797	327,318
Carpenter Technology Corp.	27,979	1,544,441
Century Aluminum Co. (a)	14,489	1,057,697
Cleveland-Cliffs, Inc. (d)	44,274	4,724,036
Coeur d'Alene Mines Corp. (a)(d)	323,015	1,011,037
Commercial Metals Co.	66,569	2,436,425
Compass Minerals International, Inc.	18,739	1,367,947
Esmark, Inc. (a)	20,060	379,134
Freeport-McMoRan Copper & Gold, Inc. Class B	214,178	24,782,536
General Moly, Inc. (a)(d)	29,643	262,341
Haynes International, Inc. (a)(d)	4,447	303,864
Hecla Mining Co. (a)(d)	61,413	553,945
Kaiser Aluminum Corp.	10,073	646,183
Newmont Mining Corp.	242,865	11,543,373
Nucor Corp.	142,600	10,666,480
Olympic Steel, Inc.	11,152	724,657
Reliance Steel & Aluminum Co.	35,432	2,408,313
Royal Gold, Inc.	20,122	618,550
RTI International Metals, Inc. (a)	17,993	775,138
Schnitzer Steel Industries, Inc. Class A	10,509	1,052,371
Southern Copper Corp.	41,719	4,598,685
Steel Dynamics, Inc.	106,138	3,831,582
Stillwater Mining Co. (a)	19,745	283,341
Synalloy Corp.	700	12,075
Titanium Metals Corp.	57,698	1,003,945
United States Steel Corp.	66,248	11,441,692

	Shares	Value
Universal Stainless & Alloy Products, Inc. (a)	3,224	$ 127,219
Worthington Industries, Inc.	29,149	581,231
		117,169,045
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (d)	25,311	300,695
Buckeye Technologies, Inc. (a)	19,818	210,864
Deltic Timber Corp.	8,578	462,354
Domtar Corp. (a)	273,246	1,877,200
Glatfelter	43,011	670,111
International Paper Co.	237,788	6,472,589
Louisiana-Pacific Corp.	46,304	562,131
MeadWestvaco Corp.	95,356	2,453,510
Neenah Paper, Inc.	13,013	276,526
Schweitzer-Mauduit International, Inc.	7,459	152,164
Wausau-Mosinee Paper Corp.	43,208	410,476
Weyerhaeuser Co.	121,220	7,555,643
		21,404,263
TOTAL MATERIALS		368,267,895
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
8X8, Inc. (a)(d)	1,000	1,160
Alaska Communication Systems Group, Inc.	42,393	548,565
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	3,422,869	136,572,473
Atlantic Tele-Network, Inc.	5,000	149,800
Broadcast International, Inc. (a)	270	1,067
Cbeyond, Inc. (a)	10,719	198,837
CenturyTel, Inc.	56,092	1,986,218
Cincinnati Bell, Inc. (a)	143,413	603,769
Citizens Communications Co.	215,912	2,517,534
Cogent Communications Group, Inc. (a)(d)	22,164	364,598
Consolidated Communications Holdings, Inc.	18,380	275,700
D&E Communications, Inc.	4,944	47,611
Embarq Corp.	79,678	3,770,363
FairPoint Communications, Inc. (d)	64,815	583,335
Fonix Corp. (a)	465	0
General Communications, Inc. Class A (a)	26,997	198,698
Global Crossing Ltd. (a)(d)	20,490	371,279
HickoryTech Corp.	540	4,574
Hungarian Telephone & Cable Corp. (a)	4,924	81,246
iBasis, Inc.	13,800	46,230
IDT Corp. Class B (d)	39,891	142,411
Iowa Telecommunication Services, Inc.	32,482	624,304
Level 3 Communications, Inc. (a)(d)	845,981	2,901,715
NTELOS Holdings Corp.	12,351	344,840
PAETEC Holding Corp. (a)	54,655	483,150
Premiere Global Services, Inc. (a)	22,726	344,299
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc.	826,574	$ 4,008,884
Shenandoah Telecommunications Co.	16,047	262,850
SureWest Communications	9,983	98,033
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	75,278	1,407,699
Verizon Communications, Inc.	1,646,774	63,351,396
Vonage Holdings Corp. (a)(d)	6,797	13,594
Windstream Corp.	270,084	3,602,921
XETA Technologies, Inc. (a)	2,000	6,400
		225,915,553
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	227,356	10,394,716
Centennial Communications Corp. Class A (a)	23,517	178,024
Clearwire Corp. (a)(d)	34,425	487,802
Crown Castle International Corp. (a)	165,038	7,012,465
FiberTower Corp. (a)	27,468	42,026
IPCS, Inc.	17,565	526,950
Kratos Defense & Security Solutions, Inc. (a)	9,297	18,129
LCC International, Inc. (a)	2,300	2,898
Leap Wireless International, Inc. (a)	30,698	1,763,907
Metro One Telecommunications, Inc. (a)	1,450	1,363
MetroPCS Communications, Inc. (d)	107,489	2,283,066
NII Holdings, Inc. (a)	99,113	4,975,473
Rural Cellular Corp. Class A (a)	6,213	278,094
SBA Communications Corp. Class A (a)	60,038	2,234,614
Sprint Nextel Corp.	1,634,298	15,297,029
Syniverse Holdings, Inc. (a)	30,577	659,240
Telephone & Data Systems, Inc.	56,237	2,680,818
Terrestar Corp. (a)(d)	26,200	127,070
U.S. Cellular Corp. (a)	6,963	436,093
USA Mobility, Inc.	19,338	151,803
Virgin Mobile USA, Inc. Class A	12,612	45,151
		49,596,731
TOTAL TELECOMMUNICATION SERVICES		275,512,284
UTILITIES - 3.8%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	99,994	5,474,672
Allete, Inc.	12,552	557,560
American Electric Power Co., Inc.	218,043	9,229,760
Brookfield Infrastructure Partners LP	16,800	316,848
Central Vermont Public Service Corp.	2,866	58,294
Cleco Corp.	37,059	925,734
DPL, Inc.	63,302	1,799,043
Duke Energy Corp.	731,573	13,519,469
Edison International	163,057	8,679,524
El Paso Electric Co. (a)	36,448	787,641

	Shares	Value
Empire District Electric Co.	21,097	$ 436,286
Enernoc, Inc. (d)	6,824	101,336
Entergy Corp.	107,432	12,974,563
Exelon Corp.	375,359	33,031,592
FirstEnergy Corp.	167,816	13,208,797
FPL Group, Inc.	206,960	13,973,939
Great Plains Energy, Inc.	45,382	1,190,370
Hawaiian Electric Industries, Inc.	48,755	1,286,157
IDACORP, Inc. (d)	24,625	755,003
ITC Holdings Corp.	31,307	1,708,423
MGE Energy, Inc.	11,941	410,173
Northeast Utilities	101,710	2,655,648
Otter Tail Corp.	19,318	725,198
Pepco Holdings, Inc.	108,290	2,928,162
Pinnacle West Capital Corp.	68,015	2,297,547
Portland General Electric Co.	33,371	781,215
PPL Corp.	210,025	10,776,383
Progress Energy, Inc.	140,973	6,028,005
Sierra Pacific Resources	128,141	1,738,873
Southern Co.	420,633	15,226,915
UIL Holdings Corp.	17,871	579,020
Unisource Energy Corp.	26,415	895,733
Unitil Corp.	2,363	66,282
Westar Energy, Inc.	47,666	1,143,984
		166,268,149
Gas Utilities - 0.4%
AGL Resources, Inc.	45,207	1,613,890
Amerigas Partners LP	16,374	561,301
Atmos Energy Corp.	44,801	1,227,099
Chesapeake Utilities Corp.	7,771	215,801
Delta Natural Gas Co., Inc.	1,791	52,888
Energen Corp.	31,254	2,342,487
EnergySouth, Inc.	2,326	126,069
Equitable Resources, Inc.	65,507	4,600,557
Ferrellgas Partners LP	20,553	455,043
Laclede Group, Inc.	15,031	601,240
National Fuel Gas Co.	35,285	2,128,038
New Jersey Resources Corp.	26,800	892,708
Nicor, Inc.	20,936	854,817
Northwest Natural Gas Co.	23,927	1,090,832
ONEOK, Inc.	47,536	2,379,652
Piedmont Natural Gas Co., Inc.	33,355	901,586
Questar Corp.	92,745	5,956,084
South Jersey Industries, Inc.	22,199	849,112
Southern Union Co.	59,317	1,577,832
Southwest Gas Corp.	26,857	837,401
Spectra Energy Partners, LP	10,000	247,500
Suburban Propane Partners LP	20,806	861,368
UGI Corp.	59,269	1,599,078
WGL Holdings, Inc.	32,132	1,121,085
		33,093,468
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	370,689	7,221,022
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
AMEN Properties, Inc. (a)	75	$ 710
Black Hills Corp.	19,546	688,801
Calpine Corp. (a)	220,000	5,038,000
Constellation Energy Group, Inc.	97,729	8,427,172
Dynegy, Inc. Class A (a)	249,699	2,352,165
Mirant Corp. (a)	139,184	5,653,654
NRG Energy, Inc. (a)(d)	130,689	5,435,356
Ormat Technologies, Inc.	9,068	454,397
Reliant Energy, Inc. (a)	211,029	5,393,901
Renegy Holdings, Inc. (a)	1,129	4,200
		40,669,378
Multi-Utilities - 1.1%
Alliant Energy Corp.	57,027	2,140,794
Ameren Corp.	119,995	5,453,773
Aquila, Inc. (a)	178,754	681,053
Avista Corp.	36,653	778,143
CenterPoint Energy, Inc.	152,688	2,586,535
CH Energy Group, Inc.	7,715	292,244
CMS Energy Corp.	124,473	1,940,534
Consolidated Edison, Inc.	146,319	6,042,975
Dominion Resources, Inc.	318,202	14,732,753
DTE Energy Co.	93,505	4,136,661
Energy East Corp.	103,683	2,624,217
Integrys Energy Group, Inc.	41,684	2,140,473
MDU Resources Group, Inc.	92,423	3,052,732
NiSource, Inc.	136,007	2,460,367
NorthWestern Energy Corp.	40,771	1,080,839
NSTAR	52,400	1,756,972
OGE Energy Corp.	53,560	1,796,938
PG&E Corp.	196,627	7,784,463
PNM Resources, Inc.	38,570	572,765
Public Service Enterprise Group, Inc.	302,117	13,371,698
Puget Energy, Inc.	62,049	1,736,752
SCANA Corp.	63,062	2,531,309
Sempra Energy	123,562	7,143,119
TECO Energy, Inc.	113,664	2,315,336
Vectren Corp.	35,249	1,039,846
Wisconsin Energy Corp.	70,488	3,386,244
Xcel Energy, Inc.	290,432	6,189,106
		99,768,641
Water Utilities - 0.0%
American States Water Co.	11,060	373,275
American Water Works Co., Inc.	32,900	707,350
Aqua America, Inc. (d)	70,605	1,205,933
Artesian Resources Corp. Class A	3,752	68,887
California Water Service Group	13,828	503,892
Middlesex Water Co.	3,274	60,373
SJW Corp. (d)	7,881	244,784

	Shares	Value
Southwest Water Co. (d)	7,527	$ 77,528
		3,242,022
TOTAL UTILITIES		343,041,658
TOTAL COMMON STOCKS (Cost $7,870,965,505)		8,732,643,552
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.31% 6/26/08 (e) (Cost $24,921,091)	$ 25,000,000	24,967,250
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.44% (b)	341,732,237	341,732,237
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	362,320,476	362,320,476
TOTAL MONEY MARKET FUNDS (Cost $704,052,713)		704,052,713
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $8,599,939,309)	9,461,663,515
NET OTHER ASSETS - (5.1)%	(457,682,613)
NET ASSETS - 100%	$ 9,003,980,902
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
431 Mini-Russell 2000 Index Contracts	June 2008	$ 32,268,970	$ 3,557,026
30 S&P 500 E-Mini Index Contracts	June 2008	2,100,900	70,550
621 S&P 500 Index Contracts	June 2008	217,443,150	16,347,156
182 S&P MidCap 400 E-Mini Index Contracts	June 2008	16,061,500	2,092,462
TOTAL EQUITY INDEX CONTRACTS		$ 267,874,520	$ 22,067,194
The face value of futures purchased as a percentage of net assets - 3%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2008	$ 2,699,489	$ (237,940)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,967,250.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,468,143
Fidelity Securities Lending Cash Central Fund	1,522,256
Total	$ 3,990,399
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,461,663,515	$ 9,436,693,473	$ 24,970,027	$ 15
Other Financial Instruments*	$ 21,829,254	$ 22,067,194	$ (237,940)	$ -
*Other financial instruments include Futures Contracts and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(48)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	63
Ending Balance	$ 15

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $8,636,913,160. Net unrealized appreciation aggregated $824,750,355, of which $1,917,279,935 related to appreciated investment securities and $1,092,529,580 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Spartan ® U.S. Equity Index Fund

May 31, 2008

1.816023.103

UEI-QTLY-0708

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Johnson Controls, Inc.	1,347,471	$ 45,895
The Goodyear Tire & Rubber Co. (a)	545,058	13,850
		59,745
Automobiles - 0.3%
Ford Motor Co. (a)(d)	5,008,460	34,058
General Motors Corp. (d)	1,284,587	21,966
Harley-Davidson, Inc.	541,241	22,499
		78,523
Distributors - 0.1%
Genuine Parts Co.	375,135	16,510
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	311,717	14,897
H&R Block, Inc.	738,379	17,234
		32,131
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	990,650	39,685
Darden Restaurants, Inc.	325,155	11,137
International Game Technology	709,853	25,313
Marriott International, Inc. Class A	682,930	22,475
McDonald's Corp.	2,613,481	155,032
Starbucks Corp. (a)	1,657,533	30,151
Starwood Hotels & Resorts Worldwide, Inc.	427,283	20,680
Wendy's International, Inc.	198,353	5,883
Wyndham Worldwide Corp.	401,724	8,790
Yum! Brands, Inc.	1,079,062	42,839
		361,985
Household Durables - 0.4%
Black & Decker Corp.	138,258	8,945
Centex Corp.	277,744	5,230
D.R. Horton, Inc. (d)	621,820	7,903
Fortune Brands, Inc.	349,583	24,289
Harman International Industries, Inc.	137,239	6,137
KB Home (d)	174,720	3,584
Leggett & Platt, Inc.	380,352	7,265
Lennar Corp. Class A (d)	315,665	5,328
Newell Rubbermaid, Inc.	627,930	12,609
Pulte Homes, Inc.	485,060	5,932
Snap-On, Inc.	130,920	8,107
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	177,631	$ 8,629
Whirlpool Corp.	171,606	12,644
		116,602
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	699,971	57,132
Expedia, Inc. (a)(d)	473,128	11,473
IAC/InterActiveCorp (a)	410,059	9,247
		77,852
Leisure Equipment & Products - 0.1%
Brunswick Corp. (d)	198,720	2,722
Eastman Kodak Co.	653,904	10,018
Hasbro, Inc.	323,609	11,728
Mattel, Inc.	820,050	16,516
		40,984
Media - 2.9%
CBS Corp. Class B	1,544,788	33,337
Clear Channel Communications, Inc.	1,129,862	39,568
Comcast Corp. Class A	6,833,094	153,745
E.W. Scripps Co. Class A	203,181	9,570
Gannett Co., Inc.	521,501	15,024
Interpublic Group of Companies, Inc. (a)(d)	1,069,209	10,660
McGraw-Hill Companies, Inc.	732,515	30,392
Meredith Corp.	85,582	2,808
News Corp. Class A	5,221,450	93,725
Omnicom Group, Inc.	727,555	35,657
The DIRECTV Group, Inc. (a)(d)	1,616,918	45,435
The New York Times Co. Class A (d)	326,281	5,684
The Walt Disney Co.	4,273,199	143,579
Time Warner, Inc.	8,115,927	128,881
Viacom, Inc. Class B (non-vtg.) (a)	1,454,386	52,096
Washington Post Co. Class B	13,174	8,279
		808,440
Multiline Retail - 0.8%
Big Lots, Inc. (a)	184,658	5,735
Dillard's, Inc. Class A (d)	129,639	2,111
Family Dollar Stores, Inc.	318,907	6,825
JCPenney Co., Inc. (d)	503,151	20,247
Kohl's Corp. (a)	711,829	31,890
Macy's, Inc.	982,601	23,258
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc. (d)	406,237	$ 14,210
Sears Holdings Corp. (a)(d)	165,544	14,025
Target Corp.	1,857,917	99,138
		217,439
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	195,511	14,194
AutoNation, Inc. (a)(d)	306,392	4,838
AutoZone, Inc. (a)	97,559	12,347
Bed Bath & Beyond, Inc. (a)(d)	594,463	18,940
Best Buy Co., Inc. (d)	799,644	37,335
Gamestop Corp. Class A (a)	365,287	18,118
Gap, Inc. (d)	1,031,981	18,834
Home Depot, Inc.	3,829,794	104,783
Limited Brands, Inc.	705,239	13,668
Lowe's Companies, Inc.	3,319,159	79,660
Office Depot, Inc. (a)	619,458	7,867
OfficeMax, Inc.	172,254	3,734
RadioShack Corp.	297,509	4,359
Sherwin-Williams Co.	231,309	12,988
Staples, Inc.	1,590,773	37,304
Tiffany & Co., Inc.	288,207	14,131
TJX Companies, Inc.	991,748	31,795
		434,895
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	798,614	28,990
Jones Apparel Group, Inc.	196,478	3,305
Liz Claiborne, Inc.	225,763	3,942
NIKE, Inc. Class B	868,905	59,407
Polo Ralph Lauren Corp. Class A	133,634	9,334
VF Corp.	199,052	15,068
		120,046
TOTAL CONSUMER DISCRETIONARY		2,365,152
CONSUMER STAPLES - 10.3%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,622,912	93,253
Brown-Forman Corp. Class B (non-vtg.)	191,408	14,390
Coca-Cola Enterprises, Inc.	652,580	13,143
Constellation Brands, Inc. Class A (sub. vtg.) (a)	440,404	9,389
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	312,145	$ 18,104
Pepsi Bottling Group, Inc. (a)	311,343	10,094
PepsiCo, Inc.	3,635,021	248,272
The Coca-Cola Co.	4,535,637	259,711
		666,356
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	986,615	70,365
CVS Caremark Corp.	3,249,435	139,043
Kroger Co.	1,526,592	42,195
Safeway, Inc.	998,967	31,837
SUPERVALU, Inc.	480,017	16,834
Sysco Corp.	1,369,734	42,270
Wal-Mart Stores, Inc.	5,362,105	309,608
Walgreen Co.	2,249,788	81,037
Whole Foods Market, Inc. (d)	316,600	9,181
		742,370
Food Products - 1.5%
Archer Daniels Midland Co.	1,460,502	57,982
Campbell Soup Co.	499,622	16,727
ConAgra Foods, Inc.	1,106,503	26,091
Dean Foods Co. (d)	343,474	7,471
General Mills, Inc.	764,235	48,300
H.J. Heinz Co.	715,184	35,695
Hershey Co.	381,733	14,960
Kellogg Co.	591,390	30,640
Kraft Foods, Inc. Class A	3,479,629	113,018
McCormick & Co., Inc. (non-vtg.)	290,393	10,913
Sara Lee Corp.	1,616,172	22,271
Tyson Foods, Inc. Class A	621,296	11,705
Wm. Wrigley Jr. Co.	491,168	37,884
		433,657
Household Products - 2.2%
Clorox Co.	315,115	18,003
Colgate-Palmolive Co.	1,156,963	86,032
Kimberly-Clark Corp.	953,711	60,847
Procter & Gamble Co.	6,983,921	461,288
		626,170
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	968,484	$ 37,829
Estee Lauder Companies, Inc. Class A	258,989	12,328
		50,157
Tobacco - 1.4%
Altria Group, Inc.	4,784,473	106,502
Philip Morris International, Inc. (a)	4,784,473	251,950
Reynolds American, Inc.	388,294	21,325
UST, Inc.	339,203	18,734
		398,511
TOTAL CONSUMER STAPLES		2,917,221
ENERGY - 14.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	702,132	62,223
BJ Services Co.	664,781	20,076
Cameron International Corp. (a)	495,410	26,371
ENSCO International, Inc.	326,631	23,462
Halliburton Co.	1,997,383	97,033
Nabors Industries Ltd. (a)(d)	636,958	26,778
National Oilwell Varco, Inc. (a)	937,462	78,109
Noble Corp.	609,651	38,493
Rowan Companies, Inc.	252,607	11,153
Schlumberger Ltd. (NY Shares)	2,718,026	274,874
Smith International, Inc.	455,711	35,965
Transocean, Inc. (a)	721,081	108,299
Weatherford International Ltd. (a)	1,539,636	70,254
		873,090
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	1,062,203	79,633
Apache Corp.	755,673	101,306
Chesapeake Energy Corp.	1,091,449	59,779
Chevron Corp.	4,712,714	467,266
ConocoPhillips	3,543,603	329,909
CONSOL Energy, Inc.	414,164	40,406
Devon Energy Corp.	1,008,476	116,923
El Paso Corp.	1,590,323	31,091
EOG Resources, Inc.	560,572	72,106
Exxon Mobil Corp.	12,141,086	1,077,636
Hess Corp.	632,971	77,735
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	1,608,901	$ 82,681
Murphy Oil Corp.	430,563	39,892
Noble Energy, Inc.	389,955	38,001
Occidental Petroleum Corp.	1,866,693	171,605
Peabody Energy Corp. (d)	615,018	45,462
Range Resources Corp.	340,184	22,370
Spectra Energy Corp. (d)	1,435,448	38,786
Sunoco, Inc. (d)	266,893	11,869
Tesoro Corp.	312,269	7,760
Valero Energy Corp.	1,213,313	61,685
Williams Companies, Inc.	1,327,617	50,503
XTO Energy, Inc.	1,158,105	73,679
		3,098,083
TOTAL ENERGY		3,971,173
FINANCIALS - 15.7%
Capital Markets - 2.9%
American Capital Strategies Ltd. (d)	442,730	14,167
Ameriprise Financial, Inc.	515,049	24,341
Bank of New York Mellon Corp.	2,590,166	115,340
Bear Stearns Companies, Inc. (d)	305,269	2,848
Charles Schwab Corp.	2,130,744	47,260
E*TRADE Financial Corp. (a)(d)	1,048,423	4,299
Federated Investors, Inc. Class B (non-vtg.)	196,261	7,224
Franklin Resources, Inc.	356,884	36,124
Goldman Sachs Group, Inc.	896,645	158,177
Janus Capital Group, Inc.	335,227	9,722
Legg Mason, Inc.	305,951	16,463
Lehman Brothers Holdings, Inc. (d)	1,204,090	44,323
Merrill Lynch & Co., Inc. (d)	2,204,787	96,834
Morgan Stanley	2,506,697	110,871
Northern Trust Corp.	435,556	33,102
State Street Corp.	879,251	63,324
T. Rowe Price Group, Inc.	598,555	34,668
		819,087
Commercial Banks - 2.6%
BB&T Corp. (d)	1,239,552	39,009
Comerica, Inc.	341,569	12,700
Fifth Third Bancorp	1,209,107	22,610
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
First Horizon National Corp.	423,061	$ 4,057
Huntington Bancshares, Inc.	831,133	7,405
KeyCorp	904,929	17,619
M&T Bank Corp.	174,740	15,143
Marshall & Ilsley Corp.	594,077	13,806
National City Corp. (d)	1,725,036	10,074
PNC Financial Services Group, Inc.	773,337	49,687
Regions Financial Corp.	1,574,024	28,049
SunTrust Banks, Inc.	796,157	41,567
U.S. Bancorp, Delaware	3,925,397	130,284
Wachovia Corp.	4,828,770	114,925
Wells Fargo & Co.	7,481,609	206,268
Zions Bancorp (d)	243,139	10,477
		723,680
Consumer Finance - 0.7%
American Express Co.	2,623,569	121,602
Capital One Financial Corp. (d)	846,431	40,730
Discover Financial Services	1,087,308	18,647
SLM Corp. (a)(d)	1,058,813	24,003
		204,982
Diversified Financial Services - 3.9%
Bank of America Corp.	10,080,973	342,854
CIT Group, Inc.	640,419	6,404
Citigroup, Inc.	11,814,964	258,630
CME Group, Inc.	121,001	52,067
IntercontinentalExchange, Inc. (a)	159,162	21,996
JPMorgan Chase & Co.	7,701,566	331,167
Leucadia National Corp. (d)	383,878	20,845
Moody's Corp. (d)	466,746	17,307
NYSE Euronext	601,378	38,440
		1,089,710
Insurance - 3.8%
ACE Ltd.	748,631	44,970
AFLAC, Inc.	1,077,385	72,325
Allstate Corp.	1,271,789	64,785
AMBAC Financial Group, Inc. (d)	650,893	2,037
American International Group, Inc.	6,112,237	220,041
Aon Corp.	693,343	32,719
Assurant, Inc.	217,094	14,769
Cincinnati Financial Corp.	375,500	13,150
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	981,818	$ 21,698
Hartford Financial Services Group, Inc.	712,601	50,645
Lincoln National Corp.	600,398	33,118
Loews Corp.	997,712	49,457
Marsh & McLennan Companies, Inc.	1,182,386	32,196
MBIA, Inc. (d)	476,932	3,319
MetLife, Inc.	1,609,349	96,609
Principal Financial Group, Inc. (d)	586,308	31,590
Progressive Corp.	1,539,454	30,881
Prudential Financial, Inc.	1,012,130	75,606
SAFECO Corp.	203,656	13,645
The Chubb Corp.	840,227	45,171
The Travelers Companies, Inc.	1,407,745	70,120
Torchmark Corp.	206,440	13,090
Unum Group	787,333	18,959
XL Capital Ltd. Class A	403,731	14,094
		1,064,994
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	208,183	8,238
AvalonBay Communities, Inc. (d)	174,389	17,648
Boston Properties, Inc.	271,163	26,503
Developers Diversified Realty Corp.	271,069	10,756
Equity Residential (SBI)	611,918	25,878
General Growth Properties, Inc. (d)	605,385	25,160
HCP, Inc.	531,824	18,220
Host Hotels & Resorts, Inc.	1,188,089	20,423
Kimco Realty Corp.	573,821	22,580
Plum Creek Timber Co., Inc.	388,395	18,119
ProLogis Trust	585,953	36,288
Public Storage	282,621	24,907
Simon Property Group, Inc.	506,164	50,292
Vornado Realty Trust	306,292	29,934
		334,946
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	394,338	8,857
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. (d)	1,318,005	6,933
Fannie Mae	2,405,707	65,002
Freddie Mac (d)	1,466,148	37,269
Hudson City Bancorp, Inc.	1,176,363	20,939
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
MGIC Investment Corp. (d)	283,814	$ 3,411
Sovereign Bancorp, Inc. (d)	1,085,920	9,925
Washington Mutual, Inc. (d)	2,401,022	21,657
		165,136
TOTAL FINANCIALS		4,411,392
HEALTH CARE - 11.3%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,468,209	108,675
Biogen Idec, Inc. (a)	675,701	42,400
Celgene Corp. (a)(d)	987,327	60,089
Genzyme Corp. (a)	607,342	41,579
Gilead Sciences, Inc. (a)(d)	2,107,932	116,611
		369,354
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	1,439,733	87,968
Becton, Dickinson & Co.	553,848	46,772
Boston Scientific Corp. (a)	3,047,938	40,507
C.R. Bard, Inc.	227,691	20,765
Covidien Ltd.	1,131,834	56,694
Hospira, Inc. (a)	360,123	15,104
Intuitive Surgical, Inc. (a)	87,588	25,715
Medtronic, Inc.	2,548,542	129,135
St. Jude Medical, Inc. (a)	780,700	31,814
Stryker Corp.	541,210	34,935
Varian Medical Systems, Inc. (a)(d)	285,203	13,559
Zimmer Holdings, Inc. (a)	529,181	38,524
		541,492
Health Care Providers & Services - 1.9%
Aetna, Inc.	1,126,959	53,147
AmerisourceBergen Corp.	369,010	15,251
Cardinal Health, Inc.	809,236	45,754
CIGNA Corp.	635,613	25,806
Coventry Health Care, Inc. (a)	351,085	16,160
Express Scripts, Inc. (a)(d)	573,711	41,370
Humana, Inc. (a)	386,182	19,715
Laboratory Corp. of America Holdings (a)(d)	250,763	18,504
McKesson Corp.	656,721	37,860
Medco Health Solutions, Inc. (a)	1,188,965	57,605
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Companies, Inc. (a)(d)	293,534	$ 9,983
Quest Diagnostics, Inc.	356,879	17,990
Tenet Healthcare Corp. (a)(d)	1,076,569	6,352
UnitedHealth Group, Inc.	2,839,825	97,150
WellPoint, Inc. (a)	1,229,852	68,650
		531,297
Health Care Technology - 0.0%
IMS Health, Inc.	416,065	10,085
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	379,836	13,203
Millipore Corp. (a)	124,880	9,073
PerkinElmer, Inc.	266,932	7,549
Thermo Fisher Scientific, Inc. (a)	949,950	56,066
Waters Corp. (a)	226,842	13,955
		99,846
Pharmaceuticals - 5.8%
Abbott Laboratories	3,507,820	197,666
Allergan, Inc.	694,262	40,003
Barr Pharmaceuticals, Inc. (a)	244,879	10,726
Bristol-Myers Squibb Co.	4,491,924	102,371
Eli Lilly & Co.	2,244,789	108,064
Forest Laboratories, Inc. (a)	706,628	25,375
Johnson & Johnson	6,428,166	429,016
King Pharmaceuticals, Inc. (a)	558,375	5,729
Merck & Co., Inc.	4,913,802	191,442
Mylan, Inc. (d)	690,726	9,221
Pfizer, Inc.	15,343,052	297,041
Schering-Plough Corp.	3,678,616	75,044
Watson Pharmaceuticals, Inc. (a)	235,237	6,718
Wyeth	3,036,321	135,025
		1,633,441
TOTAL HEALTH CARE		3,185,515
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.8%
General Dynamics Corp.	912,790	84,114
Goodrich Corp.	283,839	18,396
Honeywell International, Inc.	1,689,265	100,714
L-3 Communications Holdings, Inc.	277,767	29,829
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	777,987	$ 85,143
Northrop Grumman Corp.	766,857	57,867
Precision Castparts Corp.	315,290	38,087
Raytheon Co.	967,619	61,792
Rockwell Collins, Inc.	368,531	22,617
The Boeing Co.	1,735,674	143,662
United Technologies Corp.	2,227,408	158,235
		800,456
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	388,856	25,081
Expeditors International of Washington, Inc.	483,705	22,773
FedEx Corp.	702,284	64,406
United Parcel Service, Inc. Class B	2,347,332	166,708
		278,968
Airlines - 0.1%
Southwest Airlines Co.	1,669,484	21,803
Building Products - 0.1%
Masco Corp.	827,632	15,344
Trane, Inc.	394,380	18,307
		33,651
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	765,185	10,307
Avery Dennison Corp.	241,643	12,464
Cintas Corp.	296,436	8,751
Equifax, Inc. (d)	294,210	11,227
Monster Worldwide, Inc. (a)	284,867	7,033
Pitney Bowes, Inc.	479,034	17,394
R.R. Donnelley & Sons Co.	487,593	16,008
Robert Half International, Inc.	360,442	8,860
Waste Management, Inc.	1,124,122	42,638
		134,682
Construction & Engineering - 0.2%
Fluor Corp.	201,049	37,506
Jacobs Engineering Group, Inc. (a)	275,369	26,099
		63,605
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	399,991	18,652
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	1,786,499	$ 103,939
Rockwell Automation, Inc.	336,683	19,713
		142,304
Industrial Conglomerates - 3.2%
3M Co.	1,605,935	124,556
General Electric Co.	22,660,981	696,145
Textron, Inc.	564,363	35,301
Tyco International Ltd. (d)	1,100,544	49,734
		905,736
Machinery - 2.0%
Caterpillar, Inc.	1,416,042	117,022
Cummins, Inc.	458,847	32,312
Danaher Corp.	577,867	45,178
Deere & Co.	989,519	80,487
Dover Corp.	435,547	23,554
Eaton Corp.	372,174	35,982
Illinois Tool Works, Inc.	908,771	48,801
Ingersoll-Rand Co. Ltd. Class A	618,726	27,249
ITT Corp.	412,043	27,195
Manitowoc Co., Inc.	294,706	11,464
PACCAR, Inc.	832,112	44,426
Pall Corp.	278,217	11,354
Parker Hannifin Corp.	382,386	32,377
Terex Corp. (a)	230,566	16,451
		553,852
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	671,663	75,932
CSX Corp.	915,372	63,216
Norfolk Southern Corp.	854,031	57,545
Ryder System, Inc.	131,740	9,674
Union Pacific Corp.	1,183,243	97,393
		303,760
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	152,318	13,901
TOTAL INDUSTRIALS		3,252,718
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.6%
Ciena Corp. (a)(d)	197,566	$ 6,038
Cisco Systems, Inc. (a)	13,527,591	361,457
Corning, Inc.	3,572,879	97,683
JDS Uniphase Corp. (a)(d)	510,391	6,314
Juniper Networks, Inc. (a)	1,188,186	32,699
Motorola, Inc.	5,116,902	47,741
Nortel Networks Corp. (a)	12,984	106
QUALCOMM, Inc. (a)	3,658,847	177,600
Tellabs, Inc. (a)(d)	939,005	5,108
		734,746
Computers & Peripherals - 4.7%
Apple, Inc. (a)	1,994,477	376,458
Dell, Inc. (a)	4,634,684	106,876
EMC Corp. (a)	4,766,929	83,135
Hewlett-Packard Co.	5,594,624	263,283
International Business Machines Corp.	3,141,532	406,608
Lexmark International, Inc. Class A (a)	215,495	7,943
NetApp, Inc. (a)	779,576	19,006
QLogic Corp. (a)	304,849	4,814
SanDisk Corp. (a)	519,878	14,718
Sun Microsystems, Inc. (a)	1,799,076	23,298
Teradata Corp. (a)	407,551	11,008
		1,317,147
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	828,408	30,974
Jabil Circuit, Inc.	472,187	6,006
Molex, Inc.	319,077	8,883
Tyco Electronics Ltd.	1,106,115	44,377
		90,240
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(d)	379,274	14,811
eBay, Inc. (a)	2,531,405	75,967
Google, Inc. Class A (sub. vtg.) (a)	526,263	308,285
VeriSign, Inc. (a)(d)	441,857	17,692
Yahoo!, Inc. (a)	3,034,496	81,203
		497,958
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	217,798	11,805
Automatic Data Processing, Inc.	1,186,311	51,071
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	654,361	$ 23,086
Computer Sciences Corp. (a)	371,352	18,252
Convergys Corp. (a)	287,654	4,640
Electronic Data Systems Corp.	1,155,823	28,306
Fidelity National Information Services, Inc.	388,380	15,644
Fiserv, Inc. (a)	373,118	19,536
Paychex, Inc. (d)	734,519	25,378
The Western Union Co. (d)	1,701,205	40,216
Total System Services, Inc.	451,261	11,065
Unisys Corp. (a)	802,009	4,058
		253,057
Office Electronics - 0.1%
Xerox Corp.	2,082,283	28,277
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	1,374,216	9,455
Altera Corp.	697,390	16,138
Analog Devices, Inc.	667,041	23,420
Applied Materials, Inc.	3,071,818	60,853
Broadcom Corp. Class A (a)	1,060,811	30,435
Intel Corp.	13,134,999	304,469
KLA-Tencor Corp.	385,942	17,800
Linear Technology Corp. (d)	501,429	18,438
LSI Corp. (a)(d)	1,500,224	10,907
MEMC Electronic Materials, Inc. (a)	518,347	35,590
Microchip Technology, Inc.	428,463	15,785
Micron Technology, Inc. (a)(d)	1,725,643	13,926
National Semiconductor Corp.	514,803	10,837
Novellus Systems, Inc. (a)(d)	231,399	5,528
NVIDIA Corp. (a)	1,260,785	31,141
Teradyne, Inc. (a)	395,648	5,436
Texas Instruments, Inc.	3,009,882	97,761
Xilinx, Inc.	649,754	17,673
		725,592
Software - 3.4%
Adobe Systems, Inc. (a)	1,206,837	53,173
Autodesk, Inc. (a)	523,993	21,568
BMC Software, Inc. (a)	436,013	17,484
CA, Inc.	885,451	23,500
Citrix Systems, Inc. (a)	420,486	14,393
Compuware Corp. (a)	622,288	6,341
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	718,883	$ 36,088
Intuit, Inc. (a)	743,736	21,539
Microsoft Corp.	18,163,886	514,401
Novell, Inc. (a)	799,070	5,657
Oracle Corp. (a)	8,975,672	205,004
Symantec Corp. (a)	1,920,842	41,740
		960,888
TOTAL INFORMATION TECHNOLOGY		4,607,905
MATERIALS - 3.7%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	486,657	49,600
Ashland, Inc.	127,046	6,819
Dow Chemical Co.	2,132,295	86,145
E.I. du Pont de Nemours & Co.	2,040,931	97,781
Eastman Chemical Co.	180,988	13,865
Ecolab, Inc.	398,299	17,856
Hercules, Inc.	257,551	5,313
International Flavors & Fragrances, Inc.	183,865	7,715
Monsanto Co.	1,243,588	158,433
PPG Industries, Inc.	371,770	23,433
Praxair, Inc.	710,885	67,577
Rohm & Haas Co.	284,493	15,357
Sigma Aldrich Corp.	293,639	17,254
		567,148
Construction Materials - 0.1%
Vulcan Materials Co. (d)	245,939	18,920
Containers & Packaging - 0.1%
Ball Corp.	221,368	12,020
Bemis Co., Inc.	226,089	6,014
Pactiv Corp. (a)	295,921	7,289
Sealed Air Corp.	366,743	8,934
		34,257
Metals & Mining - 1.2%
Alcoa, Inc.	1,848,093	75,014
Allegheny Technologies, Inc.	229,088	17,182
Freeport-McMoRan Copper & Gold, Inc. Class B	868,634	100,510
Newmont Mining Corp.	1,028,672	48,893
Nucor Corp.	710,415	53,139
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	224,353	$ 3,904
United States Steel Corp.	267,326	46,170
		344,812
Paper & Forest Products - 0.3%
International Paper Co.	970,740	26,424
MeadWestvaco Corp.	394,533	10,151
Weyerhaeuser Co.	475,553	29,641
		66,216
TOTAL MATERIALS		1,031,353
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	13,697,175	546,517
CenturyTel, Inc.	242,019	8,570
Citizens Communications Co.	743,806	8,673
Embarq Corp.	348,149	16,474
Qwest Communications International, Inc.	3,489,180	16,923
Verizon Communications, Inc.	6,515,201	250,640
Windstream Corp.	1,030,241	13,743
		861,540
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	918,497	41,994
Sprint Nextel Corp.	6,465,252	60,515
		102,509
TOTAL TELECOMMUNICATION SERVICES		964,049
UTILITIES - 3.6%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	379,490	20,777
American Electric Power Co., Inc.	908,709	38,466
Duke Energy Corp.	2,865,882	52,961
Edison International	739,380	39,357
Entergy Corp.	433,838	52,395
Exelon Corp.	1,500,541	132,048
FirstEnergy Corp.	691,777	54,450
FPL Group, Inc.	924,466	62,420
Pepco Holdings, Inc.	456,389	12,341
Pinnacle West Capital Corp.	228,068	7,704
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	847,309	$ 43,475
Progress Energy, Inc.	590,260	25,240
Southern Co.	1,735,400	62,821
		604,455
Gas Utilities - 0.1%
Nicor, Inc.	102,427	4,182
Questar Corp.	392,135	25,183
		29,365
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,518,779	29,586
Constellation Energy Group, Inc.	403,772	34,817
Dynegy, Inc. Class A (a)	1,125,331	10,601
		75,004
Multi-Utilities - 1.1%
Ameren Corp.	473,679	21,529
CenterPoint Energy, Inc.	742,863	12,584
CMS Energy Corp.	511,005	7,967
Consolidated Edison, Inc. (d)	617,577	25,506
Dominion Resources, Inc.	1,304,519	60,399
DTE Energy Co.	370,426	16,388
Integrys Energy Group, Inc.	173,432	8,906
NiSource, Inc.	622,155	11,255
PG&E Corp.	807,322	31,962
Public Service Enterprise Group, Inc.	1,153,868	51,070
Sempra Energy	592,995	34,281
TECO Energy, Inc. (d)	478,640	9,750
Xcel Energy, Inc.	973,888	20,754
		312,351
TOTAL UTILITIES		1,021,175
TOTAL COMMON STOCKS (Cost $19,272,916)		27,727,653
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.65% 6/26/08 (e) (Cost $24,929)	$ 25,000	24,967
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	330,013,605	$ 330,014
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	793,548,471	793,548
TOTAL MONEY MARKET FUNDS (Cost $1,123,562)		1,123,562
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $20,421,407)		28,876,182
NET OTHER ASSETS - (2.5)%		(714,549)
NET ASSETS - 100%		$ 28,161,633
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,256 S&P 500 Index Contracts	June 2008	$ 439,788	$ 20,095
The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,967,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,769
Fidelity Securities Lending Cash Central Fund	1,924
Total	$ 3,693
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 28,876,182	$ 28,851,215	$ 24,967	$ -
Other Financial Instruments*	$ 20,095	$ 20,095	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At May 31, 2008, the aggregate cost of investment securities for income tax purposes was $20,532,328,000. Net unrealized appreciation aggregated $8,343,854,000, of which $11,007,203,000 related to appreciated investment securities and $2,663,349,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 30, 2008